GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.0%
Alabama – 0.8%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A2/A-)
$5,000,000	4.000%	09/15/2033	$ 5,657,009
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (A2/AA)
425,000	5.000	08/01/2025	487,925
485,000	5.000	08/01/2026	573,928
550,000	5.000	08/01/2027	666,631
485,000	5.000	08/01/2028	601,708
485,000	5.000	08/01/2029	614,360
425,000	5.000	08/01/2030	547,422
County of Jefferson AL Sewer Revenue (NR/NR)(a)
14,875,000	0.000	10/01/2050	15,385,056
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
4,600,000	5.750	10/01/2049	5,440,002
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
1,000,000	5.000	10/01/2024	1,114,593
1,000,000	5.000	10/01/2025	1,151,740
2,225,000	5.000	10/01/2030	2,599,537
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(b)(c)(d)
225,000	2.000	10/01/2024	234,004
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR) (PUTABLE)(b)(c)(d)
225,000	2.000	10/01/2024	234,004
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR) (PUTABLE)(b)(c)(d)
1,750,000	2.000	10/01/2024	1,820,029
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
740,000	5.000	10/01/2044	810,552
4,415,000	5.500	10/01/2053	4,870,077
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA)(a)
4,420,000	0.000	10/01/2046	4,576,205
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
13,500,000	6.000	10/01/2042	15,364,608
10,615,000	6.500	10/01/2053	12,168,493
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A1/NR)
3,820,000	4.000	06/01/2024	4,103,260
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(d)(e)
(1M USD LIBOR + 0.85%)
10,000,000	0.918	06/01/2024	10,090,948

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
UAB Medicine Finance Authority RB Series 2019 B (Aa3/AA-)
$1,350,000	4.000%	09/01/2036	$ 1,591,599
2,030,000	4.000	09/01/2037	2,388,550
1,350,000	4.000	09/01/2038	1,585,950

			94,678,190

Alaska – 0.3%
Alaska Municipal Bond Bank Authority RB Refunding Series 2016 (AMT) (NR/A+)
1,755,000	5.000	12/01/2030	2,059,433
1,365,000	5.000	12/01/2031	1,598,239
1,960,000	5.000	12/01/2032	2,290,846
2,055,000	5.000	12/01/2033	2,397,634
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A1/A+)
1,200,000	5.000	12/01/2026	1,444,245
3,430,000	5.000	12/01/2027	4,223,103
2,175,000	5.000	12/01/2028	2,742,906
2,235,000	5.000	12/01/2029	2,868,228
1,540,000	5.000	12/01/2030	2,017,239
Alaska Municipal Bond Bank Authority RB Series 2017 THREE (NR/A+)
1,240,000	5.000	12/01/2027	1,526,719
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (NR/A)
1,550,000	5.000	06/01/2027	1,882,403
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB-)
1,900,000	4.000	06/01/2050	2,164,069
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB+)
850,000	0.500	06/01/2031	848,441
State of Alaska GO Bonds Series 2016 (AA-/Aa3)
5,460,000	5.000	08/01/2027	6,306,055

			34,369,560

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(f)
2,000,000	2.470	09/01/2024	2,005,180
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(f)
1,800,000	3.720	09/01/2027	1,814,828

			3,820,008

Arizona – 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e)
(3M USD LIBOR + 0.81%)
21,670,000	0.954	01/01/2037	21,735,708

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
$425,000	3.375%	07/01/2041	$ 458,890
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000	5.000	11/01/2044	1,681,458
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
570,000	5.000	01/01/2043	579,252
3,250,000	4.500	01/01/2049	3,061,141
2,095,000	5.000	01/01/2054	2,122,412
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
1,565,000	5.000	01/01/2037	1,481,208
1,105,000	5.000	01/01/2038	1,032,228
300,000	5.000	01/01/2043	275,166
2,125,000	5.000	01/01/2049	1,912,230
600,000	5.125	01/01/2054	544,768
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (NR/BBB-)
620,000	4.000	07/01/2041	666,201
890,000	4.000	07/01/2051	948,746
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	993,479
1,000,000	4.000	07/01/2051	1,118,022
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Baa3/NR)
365,000	5.000	05/01/2024	382,751
300,000	5.000	05/01/2029	327,373
650,000	5.000	05/01/2031	702,783
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(f)
530,000	3.000	12/15/2031	554,053
City of Chandler IDA Industrial Development RB Series 2007 (A+/NR) (PUTABLE)(b)(c)(d)
10,000,000	2.700	08/14/2023	10,341,448
City of Chandler IDA Industrial Development RB Series 2019 (A+/NR)(b)(d)
7,300,000	5.000	06/03/2024	8,055,538
City of Mesa Utility System RB Refunding Series 2021 (Aa2/AA-)
10,550,000	4.000	07/01/2035	12,992,483
City of Phoenix Civic Improvement Corp Junior Lien Water System RB Series 2020B (AAA/NR)
6,500,000	5.000	07/01/2044	8,319,195
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
1,375,000	3.000	07/01/2049	1,438,420

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
$1,110,000	5.000%	07/01/2023	$ 1,186,329
1,115,000	5.000	07/01/2024	1,235,080
1,215,000	5.000	07/01/2025	1,393,430
915,000	4.000	07/01/2044	1,049,245
2,980,000	5.000	07/01/2044	3,638,429
2,290,000	3.250	07/01/2049	2,402,587
6,125,000	5.000	07/01/2049	7,432,863
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/BBB+)
2,125,000	5.000	07/01/2045	2,580,883
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (A3/BBB+)
3,005,000	2.163	07/01/2022	3,019,450
1,950,000	2.226	07/01/2023	1,966,880
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000	5.000	07/01/2030	8,297,682
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(f)
550,000	3.000	07/01/2031	588,042
1,050,000	4.000	07/01/2041	1,180,458
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(f)
1,100,000	4.000	07/01/2026	1,100,066
3,225,000	4.375	07/01/2031	3,224,419
3,225,000	5.000	07/01/2044	3,221,743
Entertainment Center Community Facilities District RB Series 2017 (NR/NR)
4,807,000	4.000	07/01/2037	4,842,462
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
395,000	3.500	07/01/2029	413,007
376,000	4.100	07/01/2034	397,728
1,132,000	4.750	07/01/2043	1,197,617
Glendale City Subordinate RB Refunding Series 2017 (A1/AA)
2,500,000	5.000	07/01/2028	3,051,572
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
535,000	4.000	05/15/2031	593,010
900,000	5.000	05/15/2041	1,021,514
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
5,000,000	5.000	11/15/2042	5,764,773
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
380,000	4.000	02/15/2041	429,614
295,000	4.000	02/15/2046	331,911
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(f)
300,000	4.000	07/01/2030	333,610

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(f) – (continued)
$600,000	5.000%	07/01/2040	$ 708,637
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(f)
500,000	4.000	07/01/2051	542,406
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(f)
300,000	5.000	10/01/2026	321,785
400,000	5.125	10/01/2030	459,454
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
200,000	4.000	07/01/2025	220,738
200,000	4.000	07/01/2026	225,156
200,000	4.000	07/01/2027	228,983
325,000	4.000	07/01/2028	377,343
250,000	4.000	07/01/2029	293,880
500,000	4.000	07/01/2034	577,693
700,000	5.000	07/01/2039	858,265
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(f)
450,000	4.750	05/01/2030	481,016
225,000	5.500	05/01/2040	243,496
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
11,910,000	5.000	12/01/2037	16,687,518

			165,845,727

Arkansas – 0.4%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,790,000	5.000	12/01/2047	7,086,676
4,630,000	3.200	12/01/2049	4,976,332
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000	3.000	07/01/2032	318,408
310,000	3.125	07/01/2036	313,809
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500	07/01/2038	4,760,860
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
520,000	5.000	06/01/2022	528,595
700,000	5.000	06/01/2023	738,824
1,030,000	5.000	06/01/2024	1,122,641
1,215,000	5.000	06/01/2025	1,364,670
1,705,000	5.000	06/01/2026	1,966,363
1,770,000	5.000	06/01/2027	2,088,652
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000	5.000	08/01/2026	648,679
500,000	5.000	08/01/2028	583,972

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (Aa2/NR)
$5,395,000	3.000%	02/01/2023	$ 5,477,617
5,185,000	3.000	02/01/2024	5,261,095
Pulaski County Little Rock School District GO Refunding Bonds Series 2015 (ST AID WITHHLDG) (Aa2/NR)(d)
3,335,000	3.000	02/01/2022	3,342,017

			40,579,210

California – 9.6%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)(g)
1,000,000	0.000	08/01/2037	741,970
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
670,000	4.000	09/01/2024	722,029
500,000	4.000	09/01/2025	537,963
370,000	4.000	09/01/2026	397,265
415,000	4.000	09/01/2027	444,556
410,000	4.000	09/01/2028	438,413
345,000	4.000	09/01/2029	368,325
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000	5.000	05/01/2040	1,184,834
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(d)(e)
(SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000	0.360	04/01/2027	12,749,999
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA)(d)(e)
(SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000	0.470	04/01/2028	8,449,924
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
195,000	4.000	09/01/2022	199,404
205,000	4.000	09/01/2023	216,156
210,000	4.000	09/01/2024	226,884
220,000	4.000	09/01/2025	242,811
230,000	4.000	09/01/2026	257,302
235,000	4.000	09/01/2027	261,519
255,000	4.000	09/01/2029	281,840
275,000	4.000	09/01/2031	301,900
290,000	4.000	09/01/2032	317,907
300,000	5.000	09/01/2033	342,404
215,000	5.000	09/01/2034	245,172
330,000	5.000	09/01/2035	376,048
345,000	3.000	09/01/2036	360,992
360,000	3.000	09/01/2037	376,109
370,000	3.000	09/01/2038	385,685
380,000	3.000	09/01/2039	395,778
1,160,000	5.000	09/01/2044	1,311,205
1,475,000	5.000	09/01/2049	1,662,476

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
$1,505,000	4.000%	09/01/2045	$ 1,672,007
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
425,000	4.000	06/01/2049	481,061
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
500,000	5.000	06/01/2050	592,680
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
950,000	4.000	06/01/2049	1,101,798
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
275,000	5.000	06/01/2049	335,982
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(g)
2,375,000	0.000	06/01/2055	597,268
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
825,000	4.000	06/01/2049	957,297
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
1,395,000	5.000	06/01/2049	1,684,993
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(g)
12,130,000	0.000	06/01/2055	2,436,650
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(g)
45,220,000	0.000	06/01/2055	5,694,383
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (Aaa/AAA)
5,000,000	5.250	04/01/2040	7,665,118
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (Aaa/AAA)
3,500,000	5.000	05/01/2045	5,438,608
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
450,000	5.000	08/01/2035	559,496
575,000	5.000	08/01/2040	705,727
550,000	5.000	08/01/2045	666,390
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)(f)
250,000	4.000	06/01/2036	286,906
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
500,000	5.000	02/01/2042	600,949
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
375,000	5.000	11/15/2028	459,627

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+) – (continued)
$350,000	5.000%	11/15/2029	$ 428,315
565,000	5.000	11/15/2030	691,198
1,010,000	5.000	11/15/2042	1,230,583
12,000,000	5.000	11/15/2056	14,506,722
California Health Facilities Financing Authority RB Refunding for Children’s Hospital Los Angeles Obligated Group Series 2017 A (Baa2/BBB+)
6,400,000	5.000	08/15/2047	7,577,970
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(b)(d)
4,500,000	1.200	06/01/2028	4,544,952
California Infrastructure & Economic Development Bank RB Series A (A-/NR)
1,095,000	4.000	05/01/2039	1,309,409
1,140,000	4.000	05/01/2040	1,360,737
1,185,000	4.000	05/01/2041	1,410,964
California Infrastructure & Economic Development Bank RB Series B (A-/NR)
3,790,000	4.000	05/01/2039	4,532,109
1,755,000	4.000	05/01/2040	2,094,819
2,140,000	4.000	05/01/2041	2,548,070
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
1,300,000	5.000	02/01/2034	1,554,986
1,150,000	5.000	02/01/2035	1,373,836
3,045,000	5.000	02/01/2036	3,635,254
450,000	5.000	02/01/2042	537,154
1,450,000	5.000	02/01/2047	1,721,873
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (NR/NR)
4,265,000	5.000	06/30/2028	5,221,255
3,235,000	5.000	12/31/2028	3,951,122
6,195,000	5.000	12/31/2043	7,360,957
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
670,000	4.000	07/01/2031	769,145
1,830,000	4.000	07/01/2041	2,121,567
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
200,000	5.000	10/01/2026	237,483
200,000	5.000	10/01/2027	243,620
150,000	5.000	10/01/2028	187,115
225,000	5.000	10/01/2029	279,208
125,000	5.000	10/01/2030	154,104
225,000	5.000	10/01/2031	276,245
225,000	5.000	10/01/2032	275,745
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(f)
430,000	5.000	10/01/2034	506,535
1,125,000	5.000	10/01/2039	1,305,278
1,035,000	5.000	10/01/2049	1,180,271

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for Eisenhower Medical Center Series 2017 A (Baa2/NR)
$4,275,000	5.000%	07/01/2047	$ 5,070,249
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
2,875,000	5.000	12/31/2034	3,426,375
2,375,000	5.000	12/31/2035	2,827,829
900,000	5.000	12/31/2037	1,071,056
2,000,000	5.000	12/31/2038	2,379,665
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000	5.000	06/01/2035	449,324
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(f)
5,550,000	4.000	11/01/2023	5,513,159
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (NR/A-/A-2)
4,130,000	3.000	11/01/2025	4,476,457
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(f)
2,000,000	6.750	12/01/2028	1,819,711
14,195,000	7.500	12/01/2040	11,796,698
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 A-1 (AMT) (NR/A-/A-2)
10,000,000	3.375	07/01/2025	10,895,755
California Pollution Control Financing Authority VRD Solid Waste RB Series 2001A (A-/A-2/NR)(b)(d)
1,250,000	2.500	05/01/2024	1,264,460
California Pollution Control Financing Authority VRD Solid Waste RB Series 2003A (A-/A-2/NR) (PUTABLE)(b)(c)(d)
3,500,000	2.500	05/01/2024	3,652,467
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(f)
13,845,000	5.000	07/01/2030	14,846,635
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(f)
280,000	5.000	07/01/2022	286,433
360,000	5.000	07/01/2023	384,380
445,000	5.000	07/01/2024	492,183
1,330,000	5.000	07/01/2029	1,604,674
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(f)
1,000,000	5.000	06/15/2040	1,094,541
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(f)
215,000	3.000	10/01/2030	227,833
500,000	5.000	10/01/2040	595,650

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(f)
$290,000	2.000%	10/01/2025	$ 297,826
400,000	3.000	10/01/2031	431,173
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (NR/BBB-)(f)
125,000	2.250	10/01/2023	125,225
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(f)
680,000	4.000	07/01/2030	756,762
1,250,000	5.000	07/01/2040	1,432,897
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (ST INTERCEPT) (NR/NR)(f)
435,000	5.000	06/01/2041	491,164
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)(f)
400,000	4.875	06/01/2027	401,740
California School Finance Authority RB Refunding Series 2016 (NR/BBB)(f)
3,925,000	5.000	08/01/2046	4,387,014
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000	5.000	08/01/2046	1,471,816
California State Various Purpose GO Bonds Series 2021 (Aa2/AA-)
50,000,000	1.700	02/01/2028	50,030,110
California State Various Purpose GO Refunding Bonds Series 2020 (Aa2/AA-)
16,170,000	4.000	11/01/2037	19,655,373
17,175,000	4.000	11/01/2038	20,792,290
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
295,000	4.250	09/01/2022	301,692
190,000	5.000	09/01/2030	213,178
200,000	5.000	09/01/2037	222,817
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(f)
1,375,000	7.250	09/01/2050	1,522,137
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
625,000	4.000	09/01/2041	712,671
530,000	4.000	09/01/2051	608,142
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	1,083,659
595,000	5.000	09/02/2039	730,919
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
2,630,000	5.000	09/02/2033	3,173,548

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR) – (continued)
$875,000	5.000%	09/02/2038	$ 1,048,252
350,000	5.000	09/02/2043	416,059
1,040,000	5.000	09/02/2048	1,228,467
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
4,225,000	5.000	09/02/2029	4,844,073
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	675,217
670,000	4.000	09/02/2024	718,047
1,500,000	5.000	09/02/2034	1,814,504
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(f)
750,000	3.000	06/01/2029	792,201
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
365,000	5.000	08/01/2028	445,910
300,000	5.000	08/01/2029	364,394
315,000	5.000	08/01/2030	380,817
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(f)
500,000	5.000	07/01/2024	513,520
900,000	5.000	07/01/2029	958,606
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
150,000	5.000	04/01/2030	179,323
70,000	5.000	04/01/2031	83,392
385,000	4.000	04/01/2032	437,715
455,000	4.000	04/01/2034	514,616
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (NR/A-)
3,235,000	3.000	04/01/2037	3,465,584
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
625,000	5.500	12/01/2054	706,579
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 B (NR/BB-)
7,000,000	6.000	12/01/2024	7,865,343
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (NR/BB-)(f)
1,725,000	5.000	12/01/2031	1,999,216
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,710,000	4.000	09/02/2028	1,873,410

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR) – (continued)
$1,250,000	5.000%	09/02/2040	$ 1,536,022
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,300,000	5.000	09/02/2038	1,539,493
1,500,000	5.000	09/02/2048	1,756,555
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
180,000	4.000	09/02/2022	183,695
345,000	4.000	09/02/2023	362,040
355,000	4.000	09/02/2024	382,008
1,015,000	4.000	09/02/2029	1,143,287
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
975,000	5.000	05/15/2042	1,146,363
1,000,000	5.000	05/15/2047	1,167,915
800,000	5.000	05/15/2050	932,992
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
1,750,000	5.000	05/15/2022	1,779,689
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
3,990,000	1.750	09/01/2029	4,006,438
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)(g)
22,510,000	0.000	06/01/2046	4,369,950
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
230,000	4.000	09/01/2026	258,765
245,000	4.000	09/01/2027	279,361
250,000	4.000	09/01/2028	289,059
165,000	3.000	09/01/2037	173,238
170,000	3.000	09/01/2038	178,080
175,000	3.000	09/01/2039	182,991
180,000	3.000	09/01/2040	187,937
620,000	3.125	09/01/2044	649,030
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (Aa1/AA)(g)
3,500,000	0.000	06/01/2034	2,787,342
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000	09/01/2042	678,269
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
825,000	4.000	09/01/2041	934,166
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(f)
100,000	4.000	09/01/2026	109,667
150,000	4.000	09/01/2031	173,435

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(f) – (continued)
$650,000	4.000%	09/01/2036	$ 748,359
City of Azusa Community Facilities District No. 2005-1 Special Tax Series 2019 (AGM) (NR/AA)
1,280,000	5.000	09/01/2044	1,566,444
1,925,000	5.000	09/01/2049	2,346,892
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000	09/01/2029	1,290,807
1,275,000	4.000	09/01/2032	1,495,483
1,030,000	4.000	09/01/2037	1,196,970
485,000	4.000	09/01/2040	561,888
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
700,000	4.000	09/01/2045	776,759
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(f)
1,000,000	5.000	09/01/2035	1,228,383
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
475,000	4.000	09/01/2041	545,886
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000	09/01/2028	352,234
330,000	4.000	09/01/2030	378,876
440,000	4.000	09/01/2032	502,719
450,000	4.000	09/01/2034	512,843
465,000	4.000	09/01/2036	528,978
150,000	3.000	09/01/2038	159,425
160,000	3.000	09/01/2039	169,586
190,000	4.000	09/01/2040	215,689
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,140,000	5.000	04/01/2024	1,214,692
1,325,000	5.000	04/01/2027	1,500,091
1,000,000	5.000	04/01/2029	1,162,089
1,250,000	5.000	04/01/2030	1,439,127
1,500,000	5.000	04/01/2031	1,720,116
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000	4.000	09/01/2030	190,304
190,000	4.000	09/01/2033	217,353
200,000	4.000	09/01/2036	227,825
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
670,000	4.000	09/02/2026	741,625
800,000	4.000	09/02/2031	914,409
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	112,990
100,000	5.000	09/01/2027	112,528
100,000	5.000	09/01/2028	112,241
100,000	5.000	09/01/2029	111,993
140,000	5.000	09/01/2031	156,565

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR) – (continued)
$250,000	5.000%	09/01/2032	$ 279,494
230,000	5.000	09/01/2033	256,984
150,000	5.000	09/01/2034	167,488
150,000	5.000	09/01/2035	167,359
700,000	5.000	09/01/2036	779,738
275,000	5.000	09/01/2037	305,945
250,000	5.000	09/01/2038	277,968
500,000	5.000	09/01/2039	555,573
City of Roseville CA ST Series 2019 (NR/NR)
85,000	4.000	09/01/2023	89,351
80,000	4.000	09/01/2024	86,169
150,000	4.000	09/01/2025	165,042
275,000	5.000	09/01/2026	320,854
210,000	5.000	09/01/2027	249,434
160,000	5.000	09/01/2028	189,072
170,000	5.000	09/01/2029	200,227
110,000	5.000	09/01/2030	129,370
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	341,141
815,000	5.000	09/01/2034	948,276
445,000	5.000	09/01/2039	514,846
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
55,000	3.000	09/01/2022	55,743
70,000	4.000	09/01/2024	75,225
95,000	4.000	09/01/2026	106,195
65,000	5.000	09/01/2030	77,997
190,000	4.000	09/01/2032	215,093
225,000	4.000	09/01/2034	254,072
265,000	4.000	09/01/2036	298,546
305,000	4.000	09/01/2038	342,681
330,000	4.000	09/01/2040	370,997
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
875,000	4.000	09/01/2041	992,304
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
535,000	4.000	09/01/2028	584,799
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
500,000	4.000	09/01/2041	574,276
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000	09/01/2035	722,564
1,000,000	5.000	09/01/2040	1,194,846
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,578,400

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
$320,000	2.000%	09/01/2024	$ 327,772
330,000	2.250	09/01/2026	344,136
350,000	2.375	09/01/2028	365,635
380,000	2.750	09/01/2031	396,872
405,000	3.000	09/01/2033	429,352
415,000	3.000	09/01/2034	440,369
270,000	3.000	09/01/2035	285,124
900,000	3.125	09/01/2037	954,747
740,000	3.125	09/01/2039	782,904
810,000	3.250	09/01/2041	859,840
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000	5.000	09/01/2044	401,079
465,000	5.000	09/01/2049	538,876
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	100,985
700,000	3.250	09/01/2041	745,600
600,000	3.500	09/01/2049	642,194
940,000	4.000	09/01/2049	1,040,614
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (NR/AA)
275,000	3.125	08/01/2035	291,683
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	514,083
725,000	5.000	09/01/2039	825,045
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A2/A+)
1,225,000	5.000	07/01/2039	1,493,934
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
1,365,000	4.000	09/01/2045	1,515,175
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,295,000	5.000	09/01/2027	1,463,993
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
395,000	3.125	09/01/2044	414,058
1,630,000	3.125	09/01/2049	1,698,772
Eastern Foothill Transporation Corridor Agency Toll Road Refunding RB Series 2013B (A-/BBB)(b)(d)
1,175,000	5.500	01/15/2023	1,206,486
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000	09/01/2046	461,535
500,000	4.000	09/01/2050	555,257
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)
1,300,000	3.950	01/15/2053	1,432,845

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (A2/AA)(a)
$3,000,000	0.000%	01/15/2032	$ 3,601,888
Foothill-Eastern Transportation Corridor Agency RB Refunding for Senior Lien Series 2021 A (Baa2/A-)
10,000,000	4.000	01/15/2046	11,654,831
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (NR/A+)(d)
500,000	5.000	09/01/2022	515,824
Goldan State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
15,850,000	3.850	06/01/2050	16,121,832
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (Aa3/A+)(d)
13,395,000	5.000	06/01/2025	15,481,962
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(d)
24,130,000	5.000	06/01/2028	30,418,000
10,385,000	3.500	06/01/2022	10,525,121
2,440,000	5.000	06/01/2022	2,488,057
10,080,000	5.250	06/01/2022	10,288,810
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)(d)
14,450,000	5.000	06/01/2022	14,734,597
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (WR/NR)(d)
4,065,000	5.300	06/01/2022	4,150,037
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(g)
43,000,000	0.000	06/01/2047	9,794,970
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(g)
9,375,000	0.000	06/01/2047	2,083,406
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(f)
665,000	4.000	06/01/2036	785,046
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
1,165,000	3.678	06/01/2038	1,216,159
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	751,022
650,000	5.000	09/01/2026	774,609
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	554,601

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
$430,000	5.000%	09/01/2026	$ 512,433
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	199,484
175,000	4.000	09/01/2026	197,819
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
350,000	5.000	09/01/2030	446,561
310,000	5.000	09/01/2032	393,065
360,000	5.000	09/01/2034	453,786
460,000	5.000	09/01/2036	577,733
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	878,136
2,500,000	5.000	09/01/2048	2,822,205
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (NR/AA)
3,000,000	3.500	09/01/2035	3,291,632
Los Angeles Community College District GO Refunding Bonds Series 2020 (Aaa/AA+)
6,270,000	1.606	08/01/2028	6,243,676
14,495,000	1.806	08/01/2030	14,386,015
4,000,000	2.106	08/01/2032	3,919,495
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (Aa2/AA)
2,335,000	5.000	05/15/2034	2,871,891
Los Angeles Department of Airports Subordinated RB Refunding Series 2021 B (Aa3/AA-)
3,810,000	5.000	05/15/2038	5,006,296
3,915,000	5.000	05/15/2039	5,133,820
Los Angeles Department of Airports Subordinated RB Series 2016 B (AMT) (Aa3/AA-)
1,000,000	5.000	05/15/2029	1,175,572
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (Aa3/AA-)
7,000,000	5.250	05/15/2048	8,567,075
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (Aa3/AA-)
5,000,000	5.000	05/15/2030	6,121,830
1,000,000	5.000	05/15/2035	1,211,625
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (Aa3/AA-)
6,000,000	5.000	05/15/2030	7,551,613
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (Aa3/A+)
44,275,000	5.720	05/01/2027	53,011,285

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa3/AA)(g)
$2,000,000	0.000%	08/01/2037	$ 1,436,662
4,500,000	0.000	08/01/2038	3,147,263
4,500,000	0.000	08/01/2039	3,055,537
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL) (NR/AA-)(g)
1,205,000	0.000	08/01/2026	1,150,198
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)(g)
2,510,000	0.000	08/01/2035	1,915,904
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000	6.500	11/01/2039	2,804,327
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
3,295,000	6.125	11/01/2029	4,096,791
2,000,000	6.500	11/01/2039	3,204,945
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)(a)
5,000,000	0.000	08/01/2035	5,673,413
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(e)
(3M USD LIBOR + 0.72%)
4,605,000	0.864	07/01/2027	4,639,897
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (A2/AA)
15,650,000	5.000	11/01/2047	19,200,990
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)(g)
2,150,000	0.000	08/01/2031	1,787,963
4,150,000	0.000	08/01/2032	3,359,358
3,500,000	0.000	08/01/2033	2,756,927
6,450,000	7.000	08/01/2038	9,026,729
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A1/A+)
4,000,000	5.000	05/01/2031	4,062,140
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000	09/01/2023	621,203
320,000	4.000	09/01/2024	345,200
400,000	4.000	09/01/2025	440,869
1,490,000	4.000	09/01/2026	1,675,625
305,000	4.000	09/01/2027	341,192
500,000	4.000	09/01/2028	556,667
1,780,000	4.000	09/01/2029	1,972,564
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
3,965,000	5.000	09/01/2027	4,141,525
1,000,000	5.375	09/01/2031	1,045,423
485,000	5.250	09/01/2034	506,364

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
$875,000	4.000%	09/01/2041	$ 942,480
555,000	4.000	09/01/2046	594,184
Riverside County Transportation Commission Toll Revenue Senior Lien Refunding Bonds 2021 Series B-1 (A/BBB+)
2,230,000	4.000	06/01/2037	2,681,606
2,965,000	4.000	06/01/2038	3,555,914
3,845,000	4.000	06/01/2039	4,594,301
1,755,000	4.000	06/01/2040	2,093,326
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2027	221,099
205,000	4.000	09/01/2028	234,931
210,000	4.000	09/01/2029	241,406
220,000	4.000	09/01/2030	252,067
545,000	4.000	09/01/2034	620,157
500,000	4.000	09/01/2037	566,773
370,000	4.000	09/01/2040	418,739
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	858,652
1,075,000	5.000	09/01/2026	1,267,046
1,000,000	5.000	09/01/2027	1,205,317
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
50,000	4.000	09/01/2022	51,073
100,000	5.000	09/01/2031	117,348
185,000	5.000	09/01/2032	216,798
165,000	5.000	09/01/2033	193,170
175,000	4.000	09/01/2034	195,774
150,000	4.000	09/01/2035	167,659
125,000	3.000	09/01/2036	131,057
470,000	5.000	09/01/2039	546,757
250,000	3.250	09/01/2041	263,766
400,000	5.000	09/01/2045	461,852
1,000,000	5.000	09/01/2049	1,152,061
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500	09/01/2037	847,208
600,000	4.000	09/01/2041	683,853
3,480,000	4.000	09/01/2050	3,928,816
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (NR/AA)
1,000,000	5.000	07/01/2029	1,106,474
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL) (Aa3/AA-)(e)
(3M USD LIBOR + 0.55%)
11,975,000	0.664	06/01/2034	11,939,549

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Diego County Regional Airport Authority RB Refunding Series 2013 B (AMT) (A1/A)
$3,465,000	5.000%	07/01/2023	$ 3,706,505
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (Aa2/AA-)(g)
5,000,000	0.000	07/01/2039	3,502,840
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (Aa2/AA-)(d)
3,500,000	4.000	07/01/2023	3,694,598
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A1/A)
4,650,000	5.000	05/01/2049	5,732,965
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A1/A)
4,750,000	5.000	05/01/2026	4,822,844
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A1/A)
2,000,000	5.500	05/01/2028	2,131,539
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A1/A)
1,000,000	4.000	05/01/2039	1,170,638
2,800,000	4.000	05/01/2040	3,272,611
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 A (AMT) (NR/A)
10,000,000	5.000	05/01/2023	10,613,779
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 D (AMT) (A1/A)
10,000,000	5.000	05/01/2048	12,075,529
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (NR/A)
1,300,000	5.000	05/01/2027	1,570,565
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A1/A)
16,645,000	5.000	05/01/2044	20,476,519
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (NR/A-)
1,000,000	5.000	08/01/2033	1,180,281
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	585,076
1,550,000	5.000	09/01/2044	1,799,674
2,275,000	5.000	09/01/2049	2,631,998
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)(g)
1,715,000	0.000	01/15/2026	1,654,019

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (NR/A)(d)
$1,000,000	5.000%	01/15/2025	$ 1,140,088
San Lorenzo Unified School District GO Bonds Series 2021 (Aa3/NR)
5,505,000	4.000	08/01/2047	6,347,782
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (Aa1/AA+)
2,320,000	4.000	08/01/2044	2,739,209
5,910,000	4.000	08/01/2050	6,914,607
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (Aa1/AA+)
7,715,000	4.000	08/01/2050	9,026,429
State of California GO Bonds (AA-/AA)
5,000,000	4.000	11/01/2041	5,574,149
State of California GO Bonds for Bid Group A Series 2019 (Aa2/AA-)
15,000,000	2.375	10/01/2026	15,669,507
State of California Tax Exempt GO Refunding Bonds (AA-/AA)
18,000,000	5.000	10/01/2030	23,937,664
9,000,000	5.000	10/01/2031	12,261,430
Stockton Unified School District GO Refunding Bonds Series 2016 (Aa3/A+)
2,735,000	5.000	08/01/2025	3,166,175
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (NR/BBB-)
2,190,000	4.000	06/01/2049	2,490,078
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(g)
6,000,000	0.000	06/01/2060	1,481,104
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
885,000	5.000	06/01/2026	1,051,180
1,180,000	5.000	06/01/2027	1,439,973
920,000	5.000	06/01/2028	1,150,237
1,780,000	5.000	06/01/2029	2,274,292
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A-)
1,745,000	5.000	06/01/2032	2,224,847
870,000	5.000	06/01/2034	1,103,803
435,000	5.000	06/01/2035	550,779
870,000	5.000	06/01/2036	1,098,219
870,000	5.000	06/01/2039	1,090,555
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
3,030,000	5.000	06/01/2048	3,667,001

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(g)
$7,975,000	0.000%	06/01/2054	$ 1,566,795
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
475,000	2.375	09/02/2041	474,880
1,050,000	2.500	09/02/2046	1,044,441
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,265,000	5.000	10/01/2028	1,589,203
580,000	5.000	10/01/2029	744,402
490,000	5.000	10/01/2030	632,934
1,025,000	5.000	10/01/2031	1,319,338
880,000	5.000	10/01/2033	1,128,448
615,000	5.000	10/01/2035	786,079
705,000	5.000	10/01/2036	898,376
880,000	5.000	10/01/2037	1,119,064
880,000	5.000	10/01/2038	1,116,454
880,000	5.000	10/01/2039	1,114,424
970,000	5.000	10/01/2040	1,226,518
950,000	5.000	10/01/2045	1,189,070
1,035,000	2.400	10/01/2049	1,035,649
995,000	5.000	10/01/2049	1,240,811
University of California RB Refunding Series 2013 AL-2 (Aa2/VMIG1/AA/A-1+)(b)
39,860,000	0.010	05/15/2048	39,860,000
University of California RB Refunding Series 2018 O (Aa3/AA-)
3,500,000	5.500	05/15/2058	4,419,522
University of California RB Refunding Series 2020 BE (Aa2/AA)
8,800,000	5.000	05/15/2041	11,310,871
University of California RB Series 2020 BG (Aa2/AA)
5,575,000	1.316	05/15/2027	5,474,239
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL) (Baa2/AA-)(g)
1,175,000	0.000	08/01/2025	1,137,016
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	904,609

			1,095,487,272

Colorado – 3.6%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (Aa2/NR)
6,910,000	5.250	12/01/2040	8,343,887
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)(d)
325,000	5.250	12/01/2026	397,586

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
$1,425,000	4.700%	12/01/2047	$ 1,510,260
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
2,975,000	5.500	12/01/2050	3,241,255
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(f)
1,855,000	0.000	12/01/2049	1,565,050
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/AA)
14,305,000	5.000	03/01/2043	17,274,073
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (ST HGR ED INTERCEPT PROG) (NR/NR)(d)
9,555,000	5.000	03/01/2028	11,914,791
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	550,871
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000	12/01/2035	581,800
515,000	5.000	12/01/2040	565,651
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(f)
1,120,000	5.000	12/01/2040	1,232,787
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
735,000	5.000	12/01/2035	794,634
500,000	5.125	12/01/2048	537,237
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	1,066,319
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
515,000	5.000	12/01/2041	547,435
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA+)
3,510,000	6.000	12/15/2029	4,559,994
10,805,000	6.000	12/15/2030	13,984,168
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	1,111,067
City of Denver Airport System Subordinate RB Series 2018A (AMT) (A/A+)
3,200,000	5.000	12/01/2035	3,938,223
18,000,000	5.000	12/01/2048	21,891,614
City of Denver Department of Aviation Airport System RB Series 2019D (A+/AA-)(b)(d)
7,960,000	5.000	11/15/2022	8,279,547
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
900,000	4.000	10/01/2056	951,326

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
$150,000	4.000%	05/01/2036	$ 168,385
150,000	4.000	05/01/2041	166,868
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(f)
300,000	5.000	02/01/2034	338,595
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(f)
1,300,000	5.000	10/01/2029	1,481,676
2,500,000	5.000	10/01/2039	2,791,146
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
345,000	4.000	11/01/2029	364,242
400,000	5.000	11/01/2039	434,690
700,000	5.000	11/01/2049	756,267
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000	5.000	06/01/2049	348,161
350,000	5.000	06/01/2054	374,566
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Series 2019 B-2 (Baa1/A-)(b)(d)
4,285,000	5.000	08/01/2026	4,996,561
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
1,800,000	4.000	09/01/2045	2,095,337
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
3,900,000	4.000	11/15/2043	4,572,338
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2030	1,271,864
855,000	5.000	08/01/2035	1,072,020
2,010,000	4.000	08/01/2044	2,307,930
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
855,000	5.000	08/01/2035	1,072,020
2,140,000	5.000	08/01/2036	2,675,127
855,000	5.000	08/01/2037	1,065,367
1,285,000	5.000	08/01/2038	1,598,733
2,575,000	5.000	08/01/2039	3,198,273
3,495,000	4.000	08/01/2049	3,993,122
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/NR)(d)
1,150,000	5.000	06/01/2027	1,400,399
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,730,000	4.000	11/01/2039	2,027,977
7,435,000	5.000	11/01/2039	9,352,595
8,285,000	5.000	11/01/2044	10,279,802

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+) – (continued)
$1,950,000	5.000%	11/01/2049	$ 2,409,025
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
2,640,000	4.000	01/01/2036	3,118,783
Colorado Health Facilities Authority RB Series 2019B (AA/AA)(b)(d)
6,000,000	5.000	11/19/2026	7,239,717
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A-/BBB+)(b)(d)
2,000,000	5.000	08/01/2025	2,262,760
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (NR/A+)
1,250,000	2.496	11/01/2024	1,293,169
2,730,000	2.678	11/01/2025	2,852,674
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
775,000	5.250	12/01/2051	804,791
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	3,342,879
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
500,000	4.500	12/01/2027	524,120
Cottonwood Highlands Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	961,464
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,255,000	5.000	12/01/2039	1,355,588
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(f)
740,000	5.000	12/01/2029	739,966
1,940,000	5.500	12/01/2039	1,939,825
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(f)
2,730,000	5.000	12/01/2029	2,792,140
3,105,000	5.500	12/01/2039	3,201,143
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A2/A)
1,500,000	5.000	12/01/2038	1,837,903
11,500,000	5.250	12/01/2048	14,173,132
Denver City & County Airport RB Series 2013 A (AMT) (A2/A)
5,000,000	5.500	11/15/2029	5,454,474
Denver City & County School District No. 1 GO Bonds Series 2021 (ST AID WITHHLDG) (Aa1/AA+)
6,095,000	4.000	12/01/2045	7,297,865
Denver Colorado City & County GO Bonds Series 2020 A (Aaa/AAA)
8,000,000	5.000	08/01/2032	10,570,384
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
24,495,000	5.000	10/01/2032	25,864,907

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(f)
$4,995,000	5.000%	12/01/2025	$ 5,790,798
5,145,000	5.000	12/01/2026	6,140,118
5,285,000	5.000	12/01/2027	6,466,196
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
640,000	5.000	12/01/2030	744,490
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
765,000	5.000	12/01/2024	858,548
205,000	5.000	12/01/2025	237,660
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
880,000	5.000	12/01/2030	1,116,833
1,230,000	5.000	12/01/2031	1,554,128
3,500,000	5.000	12/01/2032	4,419,907
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(f)
4,355,000	5.250	12/01/2039	4,720,756
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (A2/AA)(g)
1,500,000	0.000	09/01/2035	1,171,025
E-470 Public Highway Authority RB Refunding Series 2020 A (A2/A)
1,545,000	5.000	09/01/2026	1,847,445
880,000	5.000	09/01/2027	1,079,576
880,000	5.000	09/01/2028	1,103,392
1,145,000	5.000	09/01/2034	1,477,787
1,100,000	5.000	09/01/2035	1,417,583
1,235,000	5.000	09/01/2036	1,588,672
E-470 Public Highway Authority RB Series 2004 B (NATL) (A2/A)(g)
1,350,000	0.000	09/01/2030	1,176,405
E-470 Public Highway Authority RB Series 2010 A (A2/A)(g)
6,000,000	0.000	09/01/2040	3,983,905
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
325,000	3.000	12/01/2029	344,564
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR) (NR/NR)
570,000	3.750	12/01/2034	569,406
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
650,000	4.000	12/01/2031	676,580
Hogback Metropolitan District LT GO Bonds Series 2021A3 (NR/NR) (NR/NR)
725,000	5.000	12/01/2041	766,909
1,550,000	5.000	12/01/2051	1,613,064
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	980,802
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(f)
1,070,000	5.500	12/01/2050	1,176,175

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Jefferson County School District R-1 GO Bonds Series 2020 A (ST AID WITHHLDG) (Aa1/AA)
$8,630,000	4.000%	12/15/2037	$ 10,555,035
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,483,526
1,000,000	5.000	12/01/2049	1,072,216
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,185,000	5.750	12/01/2050	1,305,779
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000	12/01/2039	1,489,704
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000	3.500	12/01/2041	2,984,672
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	533,532
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
215,000	4.000	12/01/2022	220,096
160,000	4.000	12/01/2023	169,287
175,000	4.000	12/01/2024	189,738
100,000	4.000	12/01/2025	110,631
315,000	4.000	12/01/2026	354,566
290,000	4.000	12/01/2029	337,542
205,000	4.000	12/01/2030	237,712
225,000	4.000	12/01/2031	260,085
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(f)
500,000	4.000	12/01/2035	532,975
500,000	5.000	12/01/2041	548,118
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000	12/01/2040	1,011,118
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	694,485
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.625	12/01/2048	1,069,841
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
2,000,000	6.250	11/15/2028	2,494,633
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	5,392,849
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,250,000	4.000	12/01/2036	1,296,322
2,000,000	4.000	12/01/2041	2,057,809
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2049	968,454

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (Baa1/NR)
$220,000	5.000%	07/15/2026	$ 258,614
425,000	5.000	01/15/2027	505,874
430,000	5.000	07/15/2027	518,058
440,000	5.000	01/15/2028	535,867
Regional Transportation District Sales Tax Revenue RB Series 2016 A (Aa2/AA+)
19,445,000	5.000	11/01/2046	22,672,495
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	908,997
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	3,105,254
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(d)
386,000	4.500	12/01/2023	414,121
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,357,583
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
75,000	5.000	12/01/2025	86,230
125,000	5.000	12/01/2026	147,335
150,000	5.000	12/01/2027	180,382
235,000	5.000	12/01/2028	288,454
175,000	5.000	12/01/2029	218,600
300,000	4.000	12/01/2030	355,634
300,000	4.000	12/01/2031	354,515
375,000	4.000	12/01/2032	442,286
220,000	4.000	12/01/2034	258,581
325,000	4.000	12/01/2039	378,917
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	538,770
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (Ba1/NR)
100,000	3.000	12/01/2022	101,521
1,000,000	5.000	12/01/2037	1,129,546
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (Ba1/NR)
100,000	3.500	12/01/2027	105,931
115,000	5.000	12/01/2037	129,898
325,000	5.000	12/01/2047	361,806
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,051,903
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
350,000	5.000	12/01/2032	417,316

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (NR/NR)
$1,000,000	5.000%	12/01/2030	$ 1,050,424
6,920,000	5.000	12/01/2047	7,234,644
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
1,250,000	3.750	12/01/2040	1,363,393
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
975,000	4.150	12/01/2030	1,075,393
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
195,000	5.000	12/01/2026	232,923
205,000	5.000	12/01/2027	251,081
210,000	5.000	12/01/2028	263,243
210,000	5.000	12/01/2029	268,588
215,000	5.000	12/01/2030	274,156
230,000	5.000	12/01/2031	293,171
250,000	5.000	12/01/2032	318,706
255,000	5.000	12/01/2033	324,597
285,000	5.000	12/01/2034	362,101
100,000	5.000	12/01/2035	126,902
695,000	5.000	12/01/2050	862,438
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
105,000	5.000	12/15/2022	109,414
115,000	5.000	12/15/2023	124,674
130,000	5.000	12/15/2024	146,145
125,000	5.000	12/15/2025	143,969
135,000	5.000	12/15/2026	155,444
125,000	5.000	12/15/2027	143,614
125,000	5.000	12/15/2028	143,398
125,000	5.000	12/15/2029	143,155
125,000	5.000	12/15/2030	143,063
135,000	5.000	12/15/2031	154,359
160,000	5.000	12/15/2032	182,753
1,005,000	3.250	12/15/2050	1,085,177
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,000,000	5.000	12/01/2040	1,096,225
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)
595,000	5.000	12/01/2049	643,652
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,250,000	5.375	12/01/2048	1,333,747
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
600,000	5.000	12/01/2039	646,242

			412,995,073

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – 1.2%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
$450,000	5.000%	08/01/2026	$ 533,399
965,000	5.000	08/01/2027	1,171,383
1,165,000	5.000	08/01/2028	1,440,356
750,000	5.500	08/01/2029	942,918
350,000	5.500	08/01/2030	437,836
525,000	5.500	08/01/2031	654,705
500,000	5.500	08/01/2032	622,339
405,000	5.500	08/01/2033	503,416
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (A2/AA)
1,350,000	5.000	02/01/2024	1,476,975
1,400,000	5.000	02/01/2026	1,638,038
600,000	5.000	02/01/2027	722,539
1,050,000	5.000	02/01/2028	1,290,441
Connecticut State GO Bonds Series 2018 C (Aa3/A+)
680,000	5.000	06/15/2028	853,185
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/A+)
5,000,000	5.000	04/15/2028	6,247,307
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(f)
400,000	5.000	01/01/2030	453,206
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-1 (NR/NR)(f)
650,000	3.250	01/01/2027	659,865
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-2 (NR/NR)(f)
550,000	2.750	01/01/2026	553,274
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
390,000	5.000	07/01/2025	440,781
575,000	5.000	07/01/2026	666,963
440,000	5.000	07/01/2027	521,899
530,000	5.000	07/01/2028	641,190
485,000	5.000	07/01/2029	597,404
875,000	5.000	07/01/2030	1,070,819
645,000	5.000	07/01/2031	785,948
575,000	5.000	07/01/2032	698,186
475,000	5.000	07/01/2033	575,502
450,000	5.000	07/01/2034	543,990
870,000	4.000	07/01/2039	974,116
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(f)
3,675,000	4.750	10/01/2048	3,889,342
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (Aa3/AA)
5,540,000	5.000	11/01/2026	6,689,460
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(f)
3,750,000	7.000	02/01/2045	3,914,042

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
South Central Connecticut Regional Authority Water System RB 36 Series A-1 (AA-/NR)
$3,500,000	4.000%	08/01/2038	$ 4,243,153
State of Connecticut GO Bonds Series 2018 (Aa3/A+)
1,770,000	5.000	06/15/2027	2,168,107
755,000	5.000	06/15/2029	945,331
State of Connecticut GO Bonds Series 2018 C (Aa3/A+)
165,000	5.000	06/15/2032	205,230
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/A+)
1,500,000	5.000	04/15/2025	1,719,342
6,395,000	5.000	04/15/2026	7,571,014
1,350,000	5.000	04/15/2028	1,686,773
1,000,000	5.000	04/15/2035	1,259,796
1,000,000	5.000	04/15/2036	1,257,331
1,000,000	5.000	04/15/2039	1,251,099
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (Aa3/AA-)
3,220,000	4.576	11/01/2022	3,327,362
State of Connecticut Special Tax Obligation RB Refunding for Transportation Infrastructure Purposes Series 2013 A (Aa3/AA-)
1,035,000	5.000	10/01/2029	1,117,098
State of Connecticut State Revolving Fund RB Series 2017 A (Aaa/AAA)
9,655,000	5.000	05/01/2036	11,643,901
State of Connecticut State Revolving Fund RB Series 2019 A (Aaa/AAA)
6,910,000	5.000	02/01/2032	8,763,490
4,000,000	5.000	02/01/2033	5,070,969
14,215,000	5.000	02/01/2036	17,938,899
8,640,000	5.000	02/01/2037	10,890,329
6,295,000	5.000	02/01/2039	7,925,080
State on Connecticut Health & Educational Facilities Authority RB Series B (AA-/AA-)(b)(d)
2,290,000	1.800	07/01/2024	2,347,810
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(f)
480,000	4.000	04/01/2036	514,077
400,000	4.000	04/01/2041	423,809
West Haven GO Bonds Series 2017 A (Baa3/BBB)
325,000	5.000	11/01/2025	376,076
325,000	5.000	11/01/2026	386,125
325,000	5.000	11/01/2027	394,611
West Haven GO Bonds Series 2017 B (Baa3/BBB)
645,000	5.000	11/01/2024	722,736
240,000	5.000	11/01/2026	285,138

			136,645,510

Delaware – 0.3%
Delaware Economic Development Authority Charter Schools RB Series 2021 (BBB+/NR)
1,350,000	4.000	09/01/2041	1,565,909

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
$700,000	5.000%	06/01/2025	$ 799,071
760,000	5.000	06/01/2026	893,591
725,000	5.000	06/01/2027	874,341
600,000	5.000	06/01/2029	746,051
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
440,000	4.000	08/01/2029	474,584
615,000	5.000	08/01/2039	704,734
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
530,000	4.000	09/01/2030	607,833
1,550,000	5.000	09/01/2040	1,921,183
Delaware State GO Refunding Bonds Series 2021 (Aaa/AAA)
15,575,000	5.000	02/01/2029	19,946,479
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
500,000	4.000	07/01/2023	519,404
545,000	4.000	07/01/2024	579,627
564,000	4.000	07/01/2025	610,540
613,000	4.000	07/01/2026	672,028
667,000	4.000	07/01/2027	739,699
2,229,000	4.000	07/01/2030	2,478,001
University of Delaware RB Series 2015 (WR/AA+)(d)
1,805,000	5.000	05/01/2025	2,076,726

			36,209,801

District of Columbia – 1.1%
District of Columbia GO Refunding Bonds Series 2017 A (Aaa/AA+)
10,000,000	5.000	06/01/2035	12,155,482
1,300,000	4.000	06/01/2037	1,501,448
District of Columbia RB for International School Series 2019 (NR/BBB)
860,000	5.000	07/01/2039	1,040,346
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
1,275,000	4.000	07/01/2039	1,452,084
550,000	4.000	07/01/2044	619,636
District of Columbia RB for Rocketship DC Obligated Group Series 2021 A (NR/NR)(f)
880,000	5.000	06/01/2041	1,035,731
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
1,000,000	2.246	04/01/2027	1,023,403
1,000,000	2.412	04/01/2028	1,027,405
1,250,000	2.532	04/01/2029	1,288,831
1,150,000	2.582	04/01/2030	1,186,459
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A3/A-)
315,000	6.500	05/15/2033	345,325

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2012 C (Aa2/AA+)
$5,000,000	5.000%	10/01/2030	$ 5,175,723
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (Aa2/AA+)(b)(d)
6,390,000	1.750	10/01/2024	6,580,056
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (AMT) (A+/AA-)
7,335,000	5.000	10/01/2043	8,921,068
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
1,060,000	5.000	10/01/2031	1,321,469
850,000	5.000	10/01/2033	1,058,190
850,000	5.000	10/01/2034	1,058,390
850,000	5.000	10/01/2035	1,056,552
1,375,000	5.000	10/01/2036	1,704,758
850,000	5.000	10/01/2037	1,052,020
850,000	5.000	10/01/2038	1,049,956
1,275,000	5.000	10/01/2039	1,573,448
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
2,130,000	3.000	10/01/2050	2,233,988
2,785,000	4.000	10/01/2053	3,174,114
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
695,000	4.000	10/01/2044	790,454
925,000	5.000	10/01/2047	1,130,327
1,390,000	4.000	10/01/2049	1,571,866
2,710,000	4.000	10/01/2053	3,045,255
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (Aa3/A+)
3,400,000	5.000	10/01/2029	3,515,081
Metropolitan Washington Airports Authority RB Refunding Series 2016 A (AMT) (Aa3/A+)
1,325,000	5.000	10/01/2032	1,573,673
4,000,000	5.000	10/01/2035	4,736,581
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (Aa3/A+)
9,155,000	5.000	10/01/2024	10,233,299
19,185,000	5.000	10/01/2029	23,264,412
Metropolitan Washington Airports Authority RB Refunding Series 2018 A (AMT) (Aa3/A+)
6,375,000	5.000	10/01/2034	7,849,719
Washington Metropolitan Area Transit Authority RB Series 2021 A (NR/AA)
4,400,000	5.000	07/15/2037	5,852,345

			122,198,894

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – 9.9%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
$7,240,000	3.250%	05/01/2036	$ 7,852,095
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
950,000	4.000	05/01/2025	980,071
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
110,000	4.000	05/01/2024	112,690
215,000	4.500	05/01/2029	234,337
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
635,000	2.875	05/01/2025	647,900
3,400,000	3.250	05/01/2031	3,572,109
1,420,000	3.625	05/01/2040	1,489,439
1,725,000	4.000	05/01/2051	1,820,811
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)(h)
2,250,000	4.000	10/01/2040	2,450,662
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
285,000	3.500	05/01/2024	291,874
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
360,000	2.500	05/01/2024	372,104
370,000	3.000	05/01/2025	392,332
380,000	3.000	05/01/2026	406,375
395,000	3.125	05/01/2027	419,917
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
225,000	4.250	05/01/2027	232,329
355,000	4.750	05/01/2036	370,620
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
370,000	4.125	05/01/2023	375,327
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
310,000	3.600	05/01/2029	323,494
365,000	4.000	05/01/2036	391,010
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
210,000	3.125	11/01/2024	214,107
1,000,000	3.500	11/01/2030	1,054,562
1,705,000	4.000	11/01/2040	1,807,809
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(f)
315,000	4.200	05/01/2024	322,781
630,000	4.550	05/01/2029	689,075
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(f)
300,000	2.500	05/01/2026	300,819
500,000	3.000	05/01/2031	503,394

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(f) – (continued)
$425,000	3.200%	05/01/2041	$ 427,378
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(f)
250,000	2.500	05/01/2026	250,574
315,000	3.000	05/01/2031	317,142
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
105,000	3.350	11/01/2024	107,703
200,000	3.700	11/01/2029	214,373
695,000	4.125	11/01/2039	749,389
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
155,000	5.000	05/01/2028	166,250
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000	05/01/2032	202,865
225,000	3.375	05/01/2041	229,349
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
455,000	5.375	05/01/2028	494,168
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
200,000	2.250	05/01/2026	199,833
290,000	2.750	05/01/2031	289,284
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
440,000	2.500	05/01/2025	445,607
320,000	3.250	05/01/2030	332,342
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-)
170,000	2.250	05/01/2022	170,984
175,000	2.500	05/01/2023	179,469
180,000	2.500	05/01/2024	187,278
185,000	3.000	05/01/2025	197,731
190,000	3.000	05/01/2026	205,939
1,055,000	3.625	05/01/2031	1,148,332
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(f)
95,000	3.625	06/01/2024	97,355
450,000	4.000	06/01/2030	488,065
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
410,000	2.500	05/01/2025	415,248
285,000	3.000	05/01/2030	294,722
775,000	4.000	05/01/2040	836,299
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
625,000	2.500	05/01/2025	633,048
250,000	3.000	05/01/2030	258,535
840,000	4.000	05/01/2040	906,440

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
$205,000	2.500%	05/01/2025	$ 207,644
145,000	3.000	05/01/2030	149,940
385,000	4.000	05/01/2040	415,451
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
210,000	5.000	11/01/2031	228,150
100,000	5.250	11/01/2046	108,787
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(f)
190,000	4.000	11/01/2024	196,931
365,000	4.500	11/01/2029	405,525
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
360,000	2.375	05/01/2026	360,692
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
60,000	4.500	11/01/2025	63,508
175,000	5.000	11/01/2036	199,000
310,000	5.000	11/01/2048	348,355
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
525,000	4.250	05/01/2029	577,132
465,000	4.500	05/01/2035	508,085
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
595,000	4.500	05/01/2025	622,708
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
125,000	2.500	05/01/2023	128,008
130,000	2.750	05/01/2024	135,942
90,000	3.000	05/01/2025	96,010
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
315,000	3.500	05/01/2023	326,770
325,000	3.500	05/01/2024	345,618
340,000	3.500	05/01/2025	369,187
350,000	3.500	05/01/2026	386,904
365,000	3.500	05/01/2027	408,598
Bellagio Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
155,000	2.500	11/01/2022	156,087
160,000	2.750	11/01/2023	162,877
170,000	3.000	11/01/2025	176,814
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
830,000	2.625	05/01/2025	840,867
1,075,000	3.250	05/01/2030	1,117,253

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
$250,000	2.500%	12/15/2025	$ 254,329
325,000	3.125	12/15/2030	338,095
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.000	06/15/2025	102,058
465,000	3.250	06/15/2030	483,893
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
240,000	3.500	06/15/2024	246,053
1,000,000	4.000	06/15/2032	1,092,614
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
395,000	2.500	05/01/2026	397,993
455,000	3.000	05/01/2031	463,165
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	2.875	05/01/2025	331,913
1,130,000	3.250	05/01/2031	1,180,582
500,000	3.625	05/01/2040	521,730
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
425,000	2.375	05/01/2026	425,227
400,000	2.850	05/01/2031	399,991
Broward County School District GO Bonds Series 2021 (Aa2/AA-)
6,410,000	5.000	07/01/2038	8,448,445
6,645,000	5.000	07/01/2039	8,747,089
4,420,000	5.000	07/01/2040	5,812,752
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
155,000	3.250	12/15/2024	158,922
1,280,000	3.500	12/15/2030	1,348,117
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
20,250,000	5.875	07/01/2054	17,617,500
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(f)
28,215,000	5.250	12/01/2058	32,092,142
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(f)
610,000	4.000	07/01/2041	670,642
760,000	4.000	07/01/2051	822,370
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(f)
230,000	3.250	06/01/2031	233,944
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(f)
425,000	3.000	12/15/2029	442,306
645,000	5.000	12/15/2039	767,288

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(f)
$900,000	4.000%	12/01/2028	$ 977,160
1,375,000	5.250	12/01/2043	1,582,436
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
880,000	4.500	01/01/2035	954,932
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
558,000	4.250	05/01/2031	609,972
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
210,000	2.250	05/01/2026	209,911
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A1/A+)
1,100,000	5.000	07/01/2024	1,225,137
1,250,000	5.000	07/01/2025	1,444,348
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A1/A+)
5,000,000	5.000	07/01/2024	5,568,804
1,850,000	5.000	07/01/2025	2,137,635
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
110,000	3.500	11/01/2025	119,309
115,000	3.500	11/01/2026	126,638
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
235,000	2.500	05/01/2023	240,183
245,000	2.500	05/01/2024	253,238
250,000	3.000	05/01/2025	265,173
255,000	3.000	05/01/2026	273,366
600,000	4.250	05/01/2037	653,432
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
97,000	3.875	11/01/2024	100,147
189,000	4.200	11/01/2029	206,427
750,000	5.000	11/01/2049	836,241
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
115,000	3.000	05/01/2025	117,381
625,000	3.375	05/01/2031	655,085
590,000	3.750	05/01/2040	622,411
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
295,000	2.400	05/01/2026	296,086
650,000	2.875	05/01/2031	654,421
740,000	3.350	05/01/2041	751,257
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(f)
175,000	2.500	05/01/2026	175,720
260,000	3.000	05/01/2031	262,802

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(f)
$490,000	2.625%	05/01/2025	$ 495,912
595,000	3.200	05/01/2030	615,516
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
190,000	3.250	05/01/2025	194,328
360,000	3.750	05/01/2030	383,192
975,000	4.250	05/01/2040	1,059,384
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,430,000	3.250	05/01/2041	1,444,900
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(f)
1,285,000	4.000	10/01/2041	1,389,810
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,345,000	5.500	10/01/2036	1,463,312
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(f)
1,000,000	5.000	10/01/2029	1,115,290
1,000,000	5.000	10/01/2034	1,114,055
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,000,000	4.000	10/01/2034	1,111,344
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,300,000	3.250	09/01/2025	1,383,065
City of Pompano Beach RB Series 2021B-2 (NR/BBB) (NR/NR)
1,865,000	1.450	01/01/2027	1,874,873
City of St. Petersburg Public Utility RB Series 2019A (NR/AA)
6,495,000	5.000	10/01/2049	8,120,617
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
900,000	4.000	07/01/2038	1,055,361
750,000	5.000	07/01/2040	945,826
1,420,000	4.000	07/01/2045	1,634,482
6,460,000	5.000	07/01/2050	8,013,621
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
415,000	5.000	01/01/2037	465,285
1,485,000	5.000	01/01/2047	1,649,241
1,395,000	5.000	01/01/2052	1,546,470
City of West Palm Beach Utility System RB Series 2017 A (Aa2/AA+)
15,000,000	5.000	10/01/2042	18,126,343
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(a)
5,000,000	0.000	05/01/2038	5,678,080
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(f)
155,000	3.625	06/15/2024	159,193
295,000	4.000	06/15/2029	321,679

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
$690,000	5.375%	05/01/2036	$ 691,547
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
880,000	2.375	05/01/2023	898,081
900,000	2.500	05/01/2024	932,579
925,000	2.750	05/01/2025	977,347
915,000	3.000	05/01/2026	986,916
980,000	3.200	05/01/2027	1,058,098
1,015,000	3.250	05/01/2028	1,089,138
1,500,000	3.750	05/01/2046	1,596,095
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
135,000	3.200	12/15/2024	138,437
500,000	3.500	12/15/2029	531,446
325,000	4.000	12/15/2039	350,376
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
215,000	2.750	05/01/2025	218,536
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000	05/01/2031	965,742
820,000	3.000	05/01/2037	832,886
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
120,000	3.750	11/01/2023	122,103
385,000	4.500	11/01/2028	409,732
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
129,000	3.000	05/01/2023	132,797
133,000	3.250	05/01/2024	139,977
138,000	3.500	05/01/2025	148,433
143,000	3.625	05/01/2026	157,048
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
195,000	3.000	05/01/2022	196,391
200,000	3.250	05/01/2023	207,437
205,000	3.375	05/01/2024	217,709
215,000	3.500	05/01/2025	234,345
210,000	4.125	05/01/2035	229,849
County of Broward RB for Airport System Series 2012 Q-1 (A1/A)(d)
855,000	5.000	10/01/2022	885,813
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
2,810,000	5.000	09/01/2033	3,536,529
2,955,000	5.000	09/01/2034	3,712,624
3,005,000	5.000	09/01/2035	3,805,182
1,610,000	4.000	09/01/2036	1,847,922
3,520,000	4.000	09/01/2038	4,017,834

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A1/A)
$7,500,000	2.600%	06/01/2023	$ 7,721,528
County of Lake RB for Waterman Communities, Inc. Series 2020 B-3 (NR/NR)
2,000,000	3.375	08/15/2026	2,004,034
County of Miami-Dade Aviation RB Series 2019 A (AMT) (NR/A-)
4,500,000	4.000	10/01/2044	5,135,336
21,220,000	5.000	10/01/2044	25,950,797
County of Miami-Dade Water & Sewer System RB Series 2017 A (Aa3/AA-)
8,900,000	4.000	10/01/2037	10,394,036
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
400,000	5.000	10/01/2026	478,729
475,000	5.000	10/01/2027	584,676
525,000	5.000	10/01/2028	662,408
450,000	5.000	10/01/2029	580,499
770,000	5.000	10/01/2030	985,983
365,000	5.000	10/01/2031	465,790
415,000	5.000	10/01/2032	528,327
350,000	5.000	10/01/2033	444,418
265,000	5.000	10/01/2034	335,548
435,000	5.000	10/01/2035	550,060
600,000	5.000	10/01/2036	756,918
525,000	5.000	10/01/2037	660,791
805,000	5.000	10/01/2038	1,011,371
1,000,000	5.000	10/01/2039	1,253,102
2,000,000	5.000	10/01/2044	2,480,025
1,160,000	5.000	10/01/2049	1,430,030
1,390,000	4.000	10/01/2054	1,584,192
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+)(g)
155,000	0.000	10/01/2025	148,418
275,000	0.000	10/01/2026	258,247
360,000	0.000	10/01/2027	330,746
500,000	0.000	10/01/2028	448,850
700,000	0.000	10/01/2029	611,058
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
345,000	3.875	11/01/2024	355,508
740,000	4.250	11/01/2030	803,164
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(f)
100,000	3.125	11/01/2030	102,348
155,000	3.625	11/01/2040	160,085
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (NR/NR)
1,145,000	4.000	05/01/2024	1,173,804
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
225,000	2.250	05/01/2026	225,100

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR) – (continued)
$300,000	2.700%	05/01/2031	$ 299,994
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
605,000	2.625	06/15/2025	612,845
660,000	3.000	06/15/2031	678,946
475,000	4.000	06/15/2040	508,687
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(f)
210,000	2.625	05/01/2025	212,231
295,000	3.250	05/01/2030	304,620
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
125,000	3.750	11/01/2023	128,133
730,000	4.500	11/01/2028	800,214
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,665,000	5.400	05/01/2039	3,020,497
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,670,000	5.300	05/01/2039	1,931,632
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
225,000	3.250	05/01/2030	230,876
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
2,535,000	4.600	05/01/2028	2,717,613
745,000	4.250	12/15/2028	807,260
2,395,000	4.750	12/15/2038	2,772,657
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
690,000	3.750	05/01/2034	759,458
955,000	4.000	05/01/2037	1,064,016
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
360,000	2.375	05/01/2026	361,817
470,000	3.000	05/01/2032	476,286
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
240,000	3.000	05/01/2025	244,876
440,000	3.625	05/01/2031	467,545
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
160,000	2.500	05/01/2026	160,514
240,000	3.000	05/01/2031	242,429
550,000	3.300	05/01/2041	556,605
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
500,000	2.250	05/01/2026	502,298
460,000	3.000	05/01/2032	466,163
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
155,000	3.750	11/01/2024	159,749

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
$280,000	4.125%	11/01/2029	$ 304,751
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
115,000	2.750	05/01/2025	116,577
110,000	3.250	05/01/2030	113,861
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
475,000	2.500	05/01/2026	479,826
700,000	3.100	05/01/2031	719,103
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(f)
430,000	3.000	05/01/2030	443,649
700,000	4.000	05/01/2040	750,140
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
375,000	2.625	05/01/2031	375,119
930,000	3.125	05/01/2041	936,352
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR)
1,150,000	3.400	11/01/2041	1,168,252
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR) (NR/NR)
325,000	2.450	11/01/2026	326,717
450,000	3.100	11/01/2031	456,708
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
275,000	2.500	05/01/2026	276,766
410,000	3.000	05/01/2031	415,217
430,000	3.500	05/01/2041	438,888
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (A2/AA)
3,070,000	4.000	08/15/2045	3,594,727
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB+)
2,640,000	5.000	08/15/2031	3,332,606
3,080,000	5.000	08/15/2032	3,868,553
2,595,000	5.000	08/15/2033	3,254,110
2,125,000	5.000	08/15/2034	2,659,984
2,760,000	5.000	08/15/2035	3,449,853
3,960,000	5.000	08/15/2036	4,941,078
5,280,000	5.000	08/15/2037	6,574,733
1,200,000	5.000	08/15/2038	1,491,855
3,605,000	5.000	08/15/2040	4,467,027
5,675,000	4.000	08/15/2045	6,375,145
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR) (PUTABLE)(b)(c)(d)
400,000	2.000	10/01/2024	416,007

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
$850,000	3.250%	11/01/2025	$ 872,557
375,000	3.625	11/01/2030	397,868
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
200,000	3.250	11/01/2025	205,301
225,000	3.625	11/01/2030	238,716
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
210,000	4.125	11/01/2024	215,906
445,000	4.250	11/01/2029	481,904
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
575,000	2.625	05/01/2026	574,765
1,000,000	3.125	05/01/2031	999,191
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
610,000	3.250	05/01/2023	619,389
1,905,000	4.250	05/01/2029	2,118,729
3,105,000	5.000	05/01/2035	3,651,280
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500	05/01/2030	374,604
165,000	4.000	05/01/2040	176,611
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000	2.750	11/01/2035	1,528,688
Florida Development Finance Corp Surface Transportation Facility RB Series 2019A (NR/NR)(b)(d)(f)
485,000	6.250	01/01/2024	494,515
9,090,000	6.375	01/01/2026	9,300,753
20,465,000	6.500	01/01/2029	20,910,136
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(f)
1,505,000	4.000	06/01/2030	1,623,998
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(f)
425,000	4.000	12/15/2029	469,094
425,000	5.000	12/15/2034	499,849
490,000	5.000	12/15/2039	573,752
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,675,000	5.125	06/01/2040	1,959,656
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(f)
820,000	1.750	06/01/2026	818,611

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
$320,000	4.000%	07/01/2035	$ 353,277
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
420,000	4.000	06/01/2030	446,833
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(f)
4,900,000	7.375	01/01/2049	5,348,530
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	06/01/2031	321,429
200,000	5.000	06/01/2035	231,821
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(f)
630,000	4.000	06/30/2036	693,816
660,000	4.000	06/30/2041	715,665
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(f)
415,000	4.000	06/01/2026	461,156
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
250,000	5.000	04/01/2026	293,206
265,000	5.000	04/01/2027	319,173
280,000	5.000	04/01/2028	344,921
220,000	5.000	04/01/2029	276,681
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(f)
470,000	4.000	09/15/2030	509,286
1,050,000	5.000	09/15/2040	1,171,409
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (NR/BBB-)
250,000	5.000	10/01/2022	258,012
250,000	5.000	10/01/2023	268,302
350,000	5.000	10/01/2024	388,468
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(f)
2,000,000	4.500	06/01/2033	2,307,493
250,000	4.750	06/01/2038	288,713
4,500,000	5.000	06/01/2048	5,176,613
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,000,000	5.000	03/01/2044	2,383,503
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BBB-)
1,700,000	5.000	03/01/2039	1,984,826
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
2,750,000	5.000	03/01/2047	3,182,696

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
$1,540,000	4.875%	11/01/2037	$ 1,664,426
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	213,399
1,065,000	5.000	11/01/2038	1,197,629
840,000	5.000	11/01/2047	938,009
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
280,000	3.350	11/01/2024	287,298
885,000	3.700	11/01/2029	951,329
1,790,000	4.125	11/01/2039	1,935,828
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	490,810
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(f)
690,000	2.625	05/01/2025	698,903
495,000	3.250	05/01/2030	514,435
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
615,000	2.950	05/01/2031	619,060
1,595,000	3.350	05/01/2041	1,608,898
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
840,000	4.250	05/01/2026	880,142
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
830,000	3.250	05/01/2025	848,891
1,360,000	4.000	05/01/2030	1,449,381
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
255,000	3.750	11/01/2024	262,531
560,000	4.125	11/01/2029	605,366
1,205,000	4.750	11/01/2039	1,339,827
1,940,000	5.000	11/01/2050	2,166,964
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
215,000	3.200	11/01/2031	217,397
500,000	3.500	11/01/2041	506,637
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
705,000	2.500	05/01/2026	708,569
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
940,000	5.000	11/15/2036	980,846
Greater Orlando Aviation Authority Airport Facilities RB Series 2019 A (AMT) (Aa3/A+)
4,605,000	5.000	10/01/2022	4,768,952
14,000,000	5.000	10/01/2023	15,133,510

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
$1,290,000	5.000%	10/01/2047	$ 1,547,498
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
175,000	3.000	11/01/2024	178,566
1,095,000	3.500	11/01/2030	1,160,302
2,400,000	4.375	11/01/2049	2,599,793
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
550,000	3.875	05/01/2026	572,856
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
425,000	2.625	05/01/2025	429,911
510,000	3.250	05/01/2030	527,639
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
195,000	2.375	05/01/2026	195,850
205,000	3.000	05/01/2031	207,577
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
770,000	3.100	05/01/2024	784,272
1,880,000	3.300	05/01/2029	1,990,257
370,000	3.700	05/01/2033	397,466
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
300,000	3.100	05/01/2024	305,551
1,150,000	3.300	05/01/2029	1,217,392
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(f)
265,000	4.000	05/01/2024	285,435
265,000	4.000	05/01/2025	292,265
140,000	4.000	05/01/2026	157,527
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
100,000	3.250	11/01/2024	102,132
400,000	3.500	11/01/2030	422,383
1,000,000	3.875	11/01/2039	1,062,026
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	132,365
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
255,000	2.600	05/01/2026	256,471
435,000	3.200	05/01/2031	441,003
1,000,000	3.450	05/01/2041	1,016,753
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,000,000	5.000	05/01/2034	1,160,570

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
$215,000	4.000%	05/01/2024	$ 231,735
225,000	4.000	05/01/2025	249,245
235,000	4.000	05/01/2026	266,662
240,000	4.000	05/01/2027	277,393
250,000	4.000	05/01/2028	287,266
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
585,000	3.375	05/01/2023	604,397
605,000	3.500	05/01/2024	641,360
630,000	3.625	05/01/2025	681,047
650,000	3.750	05/01/2026	703,141
1,010,000	4.200	05/01/2031	1,093,856
1,000,000	4.350	05/01/2036	1,082,735
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
265,000	2.500	05/01/2027	280,760
350,000	2.500	05/01/2028	371,930
360,000	2.500	05/01/2029	383,219
365,000	2.500	05/01/2030	388,678
375,000	2.500	05/01/2031	394,486
300,000	3.000	05/01/2032	328,881
300,000	3.000	05/01/2033	328,271
245,000	3.000	05/01/2034	267,614
255,000	3.000	05/01/2035	278,032
200,000	3.000	05/01/2036	217,573
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
235,000	2.875	05/01/2025	239,118
200,000	3.250	05/01/2031	209,895
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250	05/01/2031	146,982
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(f)
170,000	4.000	12/15/2024	176,248
550,000	4.250	12/15/2029	604,417
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
1,225,000	4.250	05/01/2031	1,367,492
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
40,000	3.375	11/01/2025	41,047
220,000	3.875	11/01/2031	237,559
305,000	4.200	11/01/2039	329,684
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
55,000	4.250	11/01/2022	56,011
370,000	4.875	11/01/2027	401,605

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR) – (continued)
$865,000	5.375%	11/01/2037	$ 968,570
780,000	5.500	11/01/2047	867,263
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	81,406
335,000	5.500	11/01/2047	372,479
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	864,964
700,000	4.500	11/01/2038	774,018
2,300,000	5.000	11/01/2048	2,593,600
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(f)
1,325,000	3.000	05/01/2025	1,346,604
1,020,000	3.500	05/01/2031	1,072,568
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800	05/01/2031	250,327
750,000	3.200	05/01/2041	752,988
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
90,000	4.000	11/01/2025	93,219
165,000	4.500	11/01/2031	181,202
170,000	5.000	11/01/2041	195,482
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000	05/01/2031	759,272
933,000	3.000	05/01/2037	939,858
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(f)
120,000	4.000	11/01/2024	123,966
225,000	5.000	11/01/2039	252,498
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f)
1,175,000	4.500	05/01/2038	1,290,192
1,855,000	4.625	05/01/2048	2,028,852
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750	05/01/2031	670,433
765,000	3.125	05/01/2041	768,060
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
215,000	2.625	05/01/2025	217,913
155,000	3.000	05/01/2030	160,465
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
600,000	3.125	05/01/2041	601,674
915,000	4.000	05/01/2052	963,012
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	1,084,755

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$600,000	2.750%	06/15/2025	$ 612,298
485,000	3.125	06/15/2030	508,644
375,000	4.000	06/15/2040	406,289
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600	06/15/2041	720,934
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-2 (NR/NR)
750,000	3.875	05/01/2031	761,426
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
115,000	3.000	05/01/2026	115,922
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
410,000	3.500	05/01/2030	430,609
375,000	4.000	05/01/2035	406,153
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
135,000	2.625	05/01/2026	136,073
125,000	3.200	05/01/2031	127,645
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
350,000	3.125	05/01/2025	363,370
370,000	3.400	05/01/2030	391,043
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(f)
670,000	2.500	05/01/2025	678,882
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
130,000	3.000	05/01/2024	132,069
225,000	3.250	05/01/2029	234,493
200,000	3.850	05/01/2039	212,326
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000	05/01/2030	480,445
750,000	3.500	05/01/2040	774,626
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)
295,000	2.625	05/01/2031	294,538
1,000,000	3.100	05/01/2041	1,005,136
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
145,000	3.600	05/01/2024	148,555
285,000	3.800	05/01/2029	307,506
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
125,000	3.650	05/01/2022	125,827
515,000	4.300	05/01/2027	551,075

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(f)
$205,000	2.900%	05/01/2024	$ 208,119
570,000	3.200	05/01/2029	594,534
455,000	4.000	05/01/2049	481,142
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
200,000	3.600	05/01/2024	204,943
385,000	3.800	05/01/2029	415,496
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
1,005,000	4.250	05/01/2025	1,046,891
1,605,000	4.875	05/01/2035	1,713,523
905,000	4.875	05/01/2045	957,730
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
100,000	4.000	05/01/2022	100,743
940,000	4.625	05/01/2027	1,014,031
1,000,000	5.250	05/01/2037	1,119,856
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
255,000	3.900	05/01/2023	259,630
535,000	4.250	05/01/2028	578,267
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
985,000	4.350	05/01/2024	1,015,515
1,970,000	4.750	05/01/2029	2,196,597
2,250,000	5.300	05/01/2039	2,595,941
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
225,000	4.250	05/01/2026	236,114
6,635,000	5.000	05/01/2036	7,237,463
4,755,000	5.125	05/01/2046	5,177,461
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
500,000	2.000	05/01/2028	522,449
500,000	2.000	05/01/2029	518,882
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
430,000	3.000	05/01/2041	426,868
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(f)
410,000	2.500	05/01/2025	415,200
440,000	3.200	05/01/2030	458,604
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
420,000	3.500	05/01/2024	429,616
275,000	3.875	05/01/2029	297,075
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
105,000	3.625	11/01/2023	107,124

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f) – (continued)
$560,000	4.125%	11/01/2028	$ 600,216
250,000	4.750	11/01/2048	270,773
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
445,000	3.000	05/01/2022	447,956
460,000	3.000	05/01/2023	471,323
375,000	3.000	05/01/2024	389,879
490,000	3.000	05/01/2025	516,122
500,000	3.000	05/01/2026	531,883
520,000	3.000	05/01/2027	557,316
535,000	3.000	05/01/2028	575,895
550,000	3.000	05/01/2029	594,133
1,605,000	3.000	05/01/2035	1,702,735
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
415,000	3.125	05/01/2024	421,738
535,000	3.375	05/01/2030	563,212
925,000	4.000	05/01/2038	1,004,027
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
330,000	3.500	05/01/2025	359,578
340,000	3.500	05/01/2026	376,154
500,000	4.000	05/01/2036	560,581
Lee Memorial Health System Hospital Revenue & Revenue Refunding Bonds 2019 Series A-2 (A+/NR)(b)(d)
11,700,000	5.000	04/01/2026	13,480,031
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,000,000	3.125	05/01/2025	1,020,253
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,380,000	5.000	05/01/2038	1,551,666
Longleaf Community Development District (NR/NR)
551,000	5.375	05/01/2030	551,466
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
735,000	3.000	05/01/2025	748,371
980,000	3.400	05/01/2030	1,030,747
1,420,000	4.000	05/01/2040	1,517,794
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
1,100,000	3.250	05/01/2031	1,101,864
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
360,000	2.500	05/01/2026	361,878
700,000	3.125	05/01/2031	709,835
775,000	3.450	05/01/2041	786,734

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$180,000	3.800%	05/01/2024	$ 184,132
290,000	4.000	05/01/2029	311,322
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
375,000	3.250	06/15/2024	382,053
885,000	3.625	06/15/2030	940,804
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
1,000,000	4.750	11/01/2029	1,129,498
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (NR/A)
745,000	4.450	05/01/2030	800,301
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
505,000	3.000	05/01/2031	510,681
1,785,000	3.250	05/01/2041	1,803,599
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
105,000	3.500	05/01/2023	107,731
Miami RB Refunding for Miami Tunnel Project Series 2012 (Aa3/NR)(f)
1,040,000	5.000	03/01/2030	1,094,578
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(d)(f)
8,460,000	5.000	03/01/2023	8,919,200
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA)
1,000,000	4.000	10/01/2037	1,164,156
900,000	4.000	10/01/2038	1,044,668
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
125,000	4.000	11/01/2023	129,100
1,000,000	4.750	11/01/2027	1,117,961
850,000	5.125	11/01/2039	977,596
2,350,000	5.250	11/01/2049	2,691,353
Miami-Dade County Expressway Authority RB Refunding Series 2014 B (A3/A)
1,335,000	5.000	07/01/2030	1,477,370
1,000,000	5.000	07/01/2031	1,106,382
Miami-Dade County Expressway Authority RB Series 2014 A (A3/A)
1,110,000	5.000	07/01/2030	1,228,375
515,000	5.000	07/01/2031	569,787
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	2.500	05/01/2026	503,446
750,000	3.125	05/01/2031	764,896
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
180,000	3.125	12/15/2024	183,561
675,000	3.375	12/15/2030	699,365
1,500,000	4.000	12/15/2039	1,615,993

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
$1,545,000	5.250%	11/01/2035	$ 1,659,698
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500	05/01/2031	512,777
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(f)
125,000	3.500	05/01/2026	135,252
130,000	3.500	05/01/2027	142,217
135,000	3.500	05/01/2028	148,922
140,000	3.500	05/01/2029	155,506
700,000	3.500	05/01/2038	758,830
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(f)
40,000	3.125	05/01/2025	40,769
30,000	3.500	05/01/2031	31,648
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
350,000	2.625	05/01/2026	351,851
400,000	3.125	05/01/2031	404,687
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
365,000	2.450	11/01/2026	365,993
500,000	3.000	11/01/2031	501,737
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
515,000	2.625	05/01/2025	519,755
495,000	3.125	05/01/2030	507,124
430,000	3.625	05/01/2040	444,363
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA)
655,000	5.000	10/01/2030	838,363
575,000	5.000	10/01/2031	734,488
1,025,000	5.000	10/01/2033	1,294,301
1,205,000	5.000	10/01/2034	1,519,900
1,000,000	5.000	10/01/2036	1,264,421
1,975,000	5.000	10/01/2037	2,480,813
2,075,000	5.000	10/01/2038	2,605,836
2,180,000	5.000	10/01/2039	2,734,788
2,630,000	5.000	10/01/2044	3,269,853
North Sumter County Utility Dependent District RB Refunding Series 2020 (NR/AA-)
4,275,000	5.000	10/01/2031	5,577,019
28,725,000	5.000	10/01/2043	36,493,180
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000	4.450	05/01/2031	1,258,662
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
220,000	2.500	06/15/2025	223,146
300,000	3.000	06/15/2030	310,765

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR) – (continued)
$315,000	4.000%	06/15/2040	$ 339,078
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
560,000	3.700	05/01/2024	575,637
825,000	4.100	05/01/2029	912,173
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)(b)
4,325,000	1.250	10/01/2046	4,377,400
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
185,000	3.250	05/01/2025	189,601
350,000	3.500	05/01/2030	369,339
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,806,985
3,500,000	6.000	11/01/2047	4,055,145
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
195,000	4.375	11/01/2023	200,601
640,000	4.875	11/01/2028	702,849
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
100,000	2.375	05/01/2026	100,045
180,000	2.875	05/01/2031	179,996
365,000	3.300	05/01/2041	365,571
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (NR/NR)
250,000	4.000	11/15/2041	287,834
1,000,000	5.000	11/15/2042	1,208,067
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000	4.000	05/15/2053	2,481,600
1,825,000	5.000	05/15/2053	2,092,132
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
615,000	4.000	05/15/2030	697,234
8,190,000	4.000	05/15/2036	9,046,286
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	2.800	05/01/2031	273,206
730,000	3.125	05/01/2041	723,174
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
165,000	3.400	05/01/2025	168,548
245,000	3.750	05/01/2030	259,597
965,000	4.150	05/01/2040	1,037,099
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
215,000	3.500	11/01/2025	236,072
225,000	3.500	11/01/2026	250,895
230,000	3.500	11/01/2027	259,348

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A) – (continued)
$240,000	3.500%	11/01/2028	$ 273,862
585,000	4.000	11/01/2033	675,514
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
785,000	4.000	05/01/2050	841,826
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
520,000	2.500	05/01/2022	523,175
530,000	2.750	05/01/2023	545,139
350,000	3.750	05/01/2031	381,254
1,045,000	4.000	05/01/2036	1,148,653
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
300,000	4.000	05/01/2027	317,426
3,500,000	5.000	05/01/2039	3,907,659
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	2.875	11/01/2031	819,284
1,450,000	3.150	11/01/2041	1,447,835
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
180,000	4.500	05/01/2024	185,199
465,000	4.750	05/01/2030	514,932
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	648,504
800,000	3.750	05/01/2040	841,475
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000	4.250	05/01/2031	404,975
1,030,000	4.500	05/01/2038	1,205,474
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
265,000	4.000	05/01/2026	292,024
275,000	4.000	05/01/2027	307,528
285,000	4.125	05/01/2028	323,361
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
255,000	2.500	05/01/2026	257,390
335,000	3.125	05/01/2031	342,100
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
250,000	2.625	05/01/2026	251,442
375,000	3.250	05/01/2031	380,170
885,000	3.550	05/01/2041	899,757
Pasco County School Board Certificates of Participation Series 2021B (AGM) (AA/A+)
3,000,000	5.000	08/01/2046	3,841,181
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
445,000	4.000	05/01/2024	474,725
480,000	4.000	05/01/2026	532,350

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-) – (continued)
$520,000	4.000%	05/01/2028	$ 592,792
1,325,000	4.500	05/01/2031	1,578,046
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (NR/A-)
1,330,000	4.500	11/01/2033	1,341,814
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
225,000	3.000	12/15/2031	226,918
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
545,000	2.000	05/01/2028	557,756
555,000	2.000	05/01/2029	563,939
565,000	2.125	05/01/2030	573,331
1,000,000	2.625	05/01/2034	1,030,542
995,000	2.800	05/01/2037	1,029,773
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
460,000	2.750	05/01/2025	466,719
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,500,000	5.000	07/01/2029	2,822,356
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
80,000	2.875	05/01/2025	81,469
170,000	3.250	05/01/2031	176,661
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,665,000	2.800	05/01/2025	1,689,143
3,330,000	3.200	05/01/2031	3,452,480
1,875,000	3.500	05/01/2037	1,947,466
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	301,433
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
80,000	3.250	11/01/2024	81,848
555,000	3.500	11/01/2030	584,339
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
250,000	2.500	05/01/2026	252,138
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
150,000	2.200	12/15/2026	150,174
345,000	2.700	12/15/2031	345,493
735,000	3.125	12/15/2041	738,121
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(f)
90,000	4.100	05/01/2024	92,112
185,000	4.500	05/01/2029	201,745

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
$375,000	4.250%	11/01/2025	$ 392,613
Reedy Creek Improvement District Refundig GO Bonds Series 2020 A (Aa3/AA-)
3,020,000	1.769	06/01/2025	3,062,241
3,230,000	1.869	06/01/2026	3,279,699
3,070,000	1.969	06/01/2027	3,122,968
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
620,000	5.000	05/01/2025	668,651
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
195,000	3.750	05/01/2024	199,370
425,000	4.000	05/01/2030	456,848
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
125,000	3.500	05/01/2024	127,763
410,000	4.000	05/01/2030	442,782
620,000	4.500	05/01/2040	677,473
615,000	4.750	05/01/2050	672,732
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000	4.000	05/01/2031	2,641,997
890,000	4.000	05/01/2035	975,950
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
710,000	2.375	05/01/2026	721,856
600,000	3.000	05/01/2031	623,282
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
605,000	2.750	05/01/2025	614,671
525,000	3.250	05/01/2031	547,856
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
265,000	3.000	05/01/2022	266,625
180,000	3.000	05/01/2023	183,885
285,000	3.000	05/01/2024	294,067
200,000	3.000	05/01/2025	207,381
400,000	3.000	05/01/2026	414,803
1,000,000	3.000	05/01/2031	1,020,417
1,000,000	3.000	05/01/2036	1,003,457
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
325,000	3.000	05/01/2025	329,182
475,000	3.600	05/01/2030	493,721
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
350,000	2.400	05/01/2026	351,688
300,000	3.000	05/01/2031	304,175

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
$265,000	2.400%	05/01/2026	$ 266,278
300,000	3.000	05/01/2031	304,774
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
410,000	3.400	11/01/2041	417,201
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
460,000	2.500	06/15/2025	466,506
320,000	3.000	06/15/2030	330,357
290,000	4.000	06/15/2040	311,270
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
700,000	2.375	05/01/2035	706,842
1,425,000	2.625	05/01/2040	1,463,503
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
425,000	3.375	06/15/2024	434,677
1,000,000	3.750	06/15/2031	1,083,903
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
450,000	3.000	11/01/2031	455,687
1,100,000	3.300	11/01/2041	1,119,415
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
595,000	3.250	05/01/2026	613,845
1,450,000	3.750	05/01/2031	1,544,492
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
650,000	2.750	05/01/2025	655,653
465,000	3.250	05/01/2030	477,169
560,000	3.750	05/01/2040	576,959
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
190,000	4.000	11/01/2024	195,833
735,000	4.500	11/01/2029	801,841
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
130,000	4.000	11/01/2023	133,280
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500	06/15/2041	1,026,746
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
925,000	3.625	05/01/2024	952,334
1,895,000	4.000	05/01/2029	2,099,921
5,000,000	4.750	05/01/2039	5,723,386
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
230,000	2.500	05/01/2026	230,629
325,000	3.100	05/01/2031	327,130

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
$375,000	2.500%	05/01/2026	$ 376,909
620,000	3.000	05/01/2031	627,383
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
285,000	3.125	11/01/2025	292,613
505,000	3.625	11/01/2031	538,333
300,000	4.125	11/01/2040	324,144
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
150,000	2.375	06/15/2026	150,435
175,000	2.875	06/15/2031	176,178
475,000	3.250	06/15/2041	480,791
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (NR/BBB)
420,000	3.000	05/01/2023	431,293
435,000	3.250	05/01/2024	457,821
445,000	3.450	05/01/2025	478,070
465,000	3.625	05/01/2026	507,601
980,000	4.125	05/01/2036	1,078,122
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(f)
360,000	4.250	11/01/2024	372,672
730,000	4.500	11/01/2029	802,556
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
295,000	4.000	05/01/2024	303,013
590,000	4.625	05/01/2029	651,620
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
350,000	2.500	11/01/2023	360,345
355,000	2.750	11/01/2024	371,806
370,000	3.000	11/01/2025	393,992
585,000	4.250	11/01/2037	645,938
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (NR/BBB)
1,000,000	5.125	05/01/2033	1,012,616
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
425,000	2.400	05/01/2026	425,819
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
100,000	2.875	05/01/2024	101,386
300,000	3.250	05/01/2029	314,673
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
300,000	3.375	05/01/2025	306,951
195,000	4.000	05/01/2030	210,066
425,000	4.300	05/01/2040	462,479
300,000	4.500	05/01/2046	326,342

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Southshore Bay Community Development District Special Assessment Bond for Assessment Area One Series 2021 (NR/NR)(f)
$2,735,000	3.000%	05/01/2033	$ 2,744,739
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
900,000	4.000	12/15/2036	995,863
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
200,000	2.450	05/01/2026	200,272
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
375,000	2.375	06/15/2026	377,038
425,000	3.000	06/15/2031	433,032
565,000	3.500	06/15/2041	581,509
Stonebrier Community Development District Special Assessment Refunding Series 2016 (NR/A-)
265,000	2.500	05/01/2023	270,633
270,000	2.500	05/01/2024	279,520
280,000	3.000	05/01/2025	298,318
290,000	3.000	05/01/2026	312,793
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(f)
330,000	3.000	11/01/2032	334,414
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(f)
585,000	3.300	11/01/2041	596,213
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
250,000	3.500	06/15/2024	256,061
500,000	4.000	06/15/2030	544,796
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(f)
545,000	2.500	12/15/2025	551,551
500,000	3.000	12/15/2030	512,419
1,000,000	3.500	12/15/2040	1,034,884
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
210,000	3.125	12/15/2025	216,494
500,000	3.625	12/15/2030	536,500
870,000	4.000	12/15/2039	933,009
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(f)
150,000	2.375	06/15/2026	150,507
225,000	2.875	06/15/2031	226,973
275,000	3.300	06/15/2041	278,795
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
650,000	3.450	05/01/2041	659,856
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
275,000	3.150	05/01/2031	278,863

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
$305,000	3.000%	05/01/2025	$ 310,187
485,000	3.300	05/01/2031	503,544
810,000	3.750	05/01/2040	848,952
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
125,000	2.400	05/01/2026	125,489
205,000	3.000	05/01/2031	207,210
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)(f)
275,000	2.750	05/01/2031	275,361
700,000	3.150	05/01/2041	702,796
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250	05/01/2030	171,374
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
395,000	2.500	05/01/2029	419,630
715,000	2.875	05/01/2033	762,096
1,440,000	3.000	05/01/2038	1,538,776
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,060,000	3.500	05/01/2029	1,104,295
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (NR/A+)
190,000	2.500	05/01/2023	194,980
190,000	2.500	05/01/2024	197,817
200,000	3.000	05/01/2025	213,559
205,000	3.000	05/01/2026	221,925
1,135,000	3.500	05/01/2031	1,227,509
1,370,000	4.000	05/01/2036	1,498,082
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
385,000	2.375	05/01/2026	388,012
285,000	3.000	05/01/2031	290,682
Tampa Bay Water Utility System RB Refunding Series 2015 A (Aa1/AA+)
10,160,000	4.000	10/01/2028	11,423,348
4,225,000	4.000	10/01/2029	4,750,536
Tampa-Hillsborough County Expressway Authority RB Series 2017 (A2/A+)
6,175,000	5.000	07/01/2047	7,388,551
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A2/A+)
1,950,000	5.000	07/01/2048	2,330,320
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,196,592

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
The Lee County School Board COPS Series 2020 A (Aa3/NR)
$825,000	5.000%	08/01/2026	$ 985,683
825,000	5.000	08/01/2027	1,012,482
690,000	5.000	08/01/2028	866,464
The Miami-Dade County School Board COPS Series 2010 A (A1/A+)
10,000,000	6.235	06/15/2027	12,222,321
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
525,000	2.350	12/15/2026	527,728
750,000	3.000	12/15/2031	760,852
1,000,000	3.300	12/15/2041	1,015,279
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
205,000	3.000	05/01/2027	220,964
210,000	3.125	05/01/2028	226,441
230,000	3.375	05/01/2032	246,373
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600	05/01/2041	757,919
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
340,000	3.500	05/01/2032	377,367
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(f)
425,000	5.200	05/01/2028	460,434
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	324,409
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,700,000	3.000	05/01/2033	5,109,945
5,295,000	3.000	05/01/2037	5,749,851
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
375,000	3.500	05/01/2024	385,418
765,000	3.850	05/01/2029	835,893
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000	3.000	05/01/2033	2,201,625
4,925,000	3.000	05/01/2040	5,322,900
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(f)
1,535,000	3.450	05/01/2024	1,577,752
2,970,000	3.750	05/01/2029	3,239,517
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
520,000	4.375	11/01/2023	535,665
1,875,000	5.000	11/01/2029	2,087,754
95,000	5.375	11/01/2039	112,731

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
$505,000	4.250%	06/15/2028	$ 548,602
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
260,000	3.125	12/15/2025	267,875
735,000	3.625	12/15/2031	792,092
450,000	4.000	12/15/2040	487,391
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
750,000	5.000	04/01/2030	918,541
650,000	5.000	04/01/2031	795,443
550,000	5.000	04/01/2033	670,681
5,000,000	5.000	04/01/2048	5,975,418
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (Aaa/AAA)
2,000,000	4.000	07/01/2043	2,301,107
7,000,000	4.000	07/01/2047	8,012,256
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
105,000	3.500	05/01/2024	107,013
360,000	4.000	05/01/2030	385,152
595,000	4.375	05/01/2039	650,267
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(f)
415,000	3.125	05/01/2030	426,381
475,000	3.625	05/01/2040	491,923
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
385,000	2.300	05/01/2026	385,101
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(f)
210,000	4.375	11/01/2024	218,065
500,000	5.250	11/01/2039	570,808
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(f)
465,000	2.500	05/01/2025	469,910
235,000	3.250	05/01/2030	242,391
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
1,190,000	3.125	11/01/2041	1,184,773
750,000	4.000	11/01/2051	788,557
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
160,000	2.500	11/01/2026	161,459
200,000	3.000	11/01/2031	203,805
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
240,000	3.875	05/01/2024	245,643
490,000	4.125	05/01/2029	527,410

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
$1,065,000	4.875%	05/01/2032	$ 1,211,257
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(f)
3,955,000	4.625	11/01/2038	4,312,109
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
155,000	4.000	11/01/2024	160,443
495,000	4.500	11/01/2029	546,215
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	2,146,151
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
305,000	3.000	11/01/2024	311,518
700,000	3.375	11/01/2030	736,824
100,000	4.000	11/01/2050	105,089
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
410,000	4.375	11/01/2025	431,198
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (NR/A)
1,000,000	4.250	05/01/2031	1,088,029
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
350,000	2.125	05/01/2022	351,392
360,000	2.250	05/01/2023	367,574
365,000	2.500	05/01/2024	379,758
375,000	2.625	05/01/2025	397,097
390,000	3.000	05/01/2026	424,272
400,000	3.125	05/01/2027	435,020
415,000	3.250	05/01/2028	449,302
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
230,000	4.200	05/01/2026	239,579
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
340,000	3.000	12/15/2024	348,563
1,000,000	3.375	12/15/2030	1,059,041
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(f)
1,370,000	5.000	12/15/2032	1,641,510
2,000,000	5.000	12/15/2037	2,399,755
4,470,000	5.000	12/15/2047	5,293,264
Union Park East Community Development District Special Assessment Boonds for Assessment Area 3 Project Series 2021 (NR/NR)(f)
125,000	2.950	05/01/2031	125,163
325,000	3.350	05/01/2041	326,285
450,000	4.000	05/01/2051	465,577

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
University of Florida Department of Housing & Residence Education Housing System RB Series 2021 A (Aa2/AA-)
$4,665,000	4.000%	07/01/2034	$ 5,699,797
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
300,000	2.500	05/01/2027	321,036
310,000	2.500	05/01/2028	333,313
315,000	2.625	05/01/2029	342,586
1,060,000	3.000	05/01/2034	1,158,268
2,130,000	3.125	05/01/2038	2,329,145
1,725,000	3.250	05/01/2040	1,895,059
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(f)
450,000	3.000	05/01/2025	457,855
525,000	3.500	05/01/2031	551,039
875,000	4.000	05/01/2040	937,587
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625	05/01/2041	1,027,896
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(f)
315,000	4.000	05/01/2024	323,292
1,000,000	4.625	05/01/2029	1,093,170
1,000,000	5.000	05/01/2038	1,144,177
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
200,000	4.000	11/01/2024	207,003
395,000	4.500	11/01/2029	436,991
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
185,000	4.000	11/01/2024	191,487
375,000	4.500	11/01/2029	414,935
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(f)
140,000	2.500	05/01/2026	141,281
175,000	3.100	05/01/2031	179,423
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(f)
250,000	2.500	05/01/2026	252,298
285,000	3.100	05/01/2031	292,198
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,560,000	3.750	05/01/2026	1,613,237
1,000,000	4.250	05/01/2037	1,051,978
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(f)
345,000	3.250	05/01/2024	363,181
355,000	3.500	05/01/2025	382,442
370,000	3.625	05/01/2026	406,019

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
$365,000	4.750%	11/01/2025	$ 384,133
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
400,000	2.375	05/01/2026	403,040
300,000	3.000	05/01/2031	306,587
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	260,237
235,000	4.000	05/01/2040	251,386
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
200,000	2.875	05/01/2025	203,369
250,000	3.250	05/01/2031	260,226
1,050,000	4.000	05/01/2040	1,123,206
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
155,000	2.875	05/01/2025	157,623
250,000	3.250	05/01/2031	260,234
815,000	4.000	05/01/2040	871,821
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (NR/A)
495,000	4.250	05/01/2030	514,832
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
380,000	2.000	05/01/2027	388,922
385,000	2.000	05/01/2028	391,682
395,000	2.000	05/01/2029	399,729
150,000	2.125	05/01/2030	152,096
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
500,000	2.300	05/01/2026	499,379
930,000	2.800	05/01/2031	927,706
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
340,000	3.125	05/01/2025	348,987
500,000	3.500	05/01/2030	532,020
930,000	3.750	05/01/2037	995,391
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(f)
640,000	3.250	05/01/2023	651,767
935,000	3.800	05/01/2028	1,022,339
1,875,000	4.000	05/01/2033	2,098,862
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
1,075,000	2.625	05/01/2024	1,094,636
1,225,000	3.000	05/01/2029	1,300,396
1,465,000	3.375	05/01/2034	1,580,055
3,870,000	3.550	05/01/2039	4,152,963

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(f)
$2,300,000	1.875%	05/01/2025	$ 2,327,539
2,945,000	2.625	05/01/2030	3,076,118
3,395,000	3.000	05/01/2035	3,548,355
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,790,000	3.500	05/01/2032	1,956,973
2,100,000	4.000	05/01/2037	2,339,721
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
325,000	4.000	05/01/2026	362,328
320,000	4.000	05/01/2027	361,685
325,000	4.000	05/01/2028	376,364
340,000	4.000	05/01/2029	391,532
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
950,000	2.550	05/01/2031	963,150
1,900,000	2.850	05/01/2036	1,926,376
2,400,000	3.000	05/01/2041	2,433,125
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
115,000	3.750	05/01/2024	117,477
220,000	4.000	05/01/2029	235,594
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
265,000	2.625	05/01/2025	268,281
245,000	3.200	05/01/2030	253,312
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
220,000	2.750	11/01/2024	229,850
225,000	3.000	11/01/2025	238,982
230,000	3.200	11/01/2026	247,158
1,400,000	4.125	11/01/2046	1,510,773
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
725,000	5.500	05/01/2034	769,071
925,000	5.750	05/01/2044	984,247
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
2,145,000	4.000	05/01/2031	2,311,432
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
500,000	5.125	11/01/2038	563,502
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,360,000	5.500	11/01/2045	2,508,004
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
185,000	3.250	11/01/2024	189,891
375,000	3.625	11/01/2029	402,047
1,000,000	4.000	11/01/2039	1,076,026

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(f)
$615,000	2.750%	05/01/2026	$ 621,210
415,000	3.250	05/01/2031	426,257
515,000	3.625	05/01/2041	531,459
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
365,000	2.650	05/01/2025	371,164
630,000	3.000	05/01/2031	655,069
1,725,000	4.000	05/01/2040	1,848,100
1,595,000	4.000	05/01/2051	1,682,658
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
470,000	2.400	05/01/2026	471,941
575,000	3.000	05/01/2031	581,583
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,550,000	5.000	05/01/2032	2,839,842
1,945,000	4.500	05/01/2034	2,099,199
3,395,000	5.000	05/01/2037	3,725,278
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
380,000	4.000	05/01/2024	390,454
750,000	4.250	05/01/2029	817,257
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
250,000	2.500	05/01/2026	251,779
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
435,000	2.500	05/01/2026	438,102
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
185,000	3.625	05/01/2024	189,271
355,000	3.900	05/01/2029	382,920
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(f)
370,000	3.500	05/01/2024	376,987
810,000	3.750	05/01/2029	863,141
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
250,000	2.500	05/01/2026	250,271
500,000	3.000	05/01/2031	501,308
1,150,000	3.250	05/01/2041	1,153,648
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
370,000	3.500	06/15/2024	378,775
1,285,000	3.750	06/15/2030	1,378,023
3,350,000	4.250	06/15/2039	3,649,690
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
190,000	3.875	05/01/2024	194,827

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Willows Community Development District Special Assessment RB Series 2019 (NR/NR) – (continued)
$500,000	4.370%	05/01/2029	$ 547,568
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
170,000	2.400	05/01/2026	170,278
300,000	2.950	05/01/2031	300,787
865,000	3.350	05/01/2041	869,804
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	217,930
680,000	4.875	11/01/2039	758,509
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
160,000	3.000	05/01/2025	162,569
230,000	3.650	05/01/2030	241,480
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	147,147
250,000	5.000	05/01/2047	272,163
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
910,000	2.500	05/01/2025	921,712
640,000	3.125	05/01/2030	662,716
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000	4.500	05/01/2036	1,536,817
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
230,000	2.500	05/01/2026	230,419
265,000	3.000	05/01/2031	266,445

			1,130,354,390

Georgia – 2.0%
Bartow County Development Authority Pollution Control RB First Series 2013 (BBB+/A-) (PUTABLE)(b)(c)(d)
5,250,000	1.550	08/19/2022	5,291,119
Burke County Development Authority Pollution Control RB (BBB+/A-) (PUTABLE)(b)(c)(d)
1,600,000	2.250	05/25/2023	1,639,666
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-) (PUTABLE)(b)(c)(d)
3,000,000	2.150	06/13/2024	3,113,047
Burke County Development Authority Pollution Control RB First Series 2012 (BBB+/A-) (PUTABLE)(b)(c)(d)
5,100,000	1.550	08/19/2022	5,139,944
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-) (PUTABLE)(b)(c)(d)
2,500,000	2.925	03/12/2024	2,628,279
Burke County Development Authority Pollution Control RB Series 2017F (A-/BBB)(b)(d)
9,475,000	3.000	02/01/2023	9,730,416

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
City of Atlanta GA Department of Aviation Series C (NR/NR)
$1,250,000	5.000%	01/01/2027	$ 1,250,000
City of Atlanta RB for Water & Wastewater Series 2018 B (Aa2/AA-)
4,750,000	3.500	11/01/2043	5,249,149
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (Aa2/AA)
7,585,000	4.000	01/01/2035	7,844,983
Fayette Country Hospital Authority Revenue Anticipation Certificates Series 2019A (AA-/NR)(b)(d)
1,050,000	5.000	07/01/2024	1,145,847
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
545,000	5.000	03/01/2027	541,057
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
1,215,000	2.375	01/01/2031	1,266,614
1,800,000	4.000	01/01/2036	2,077,963
Georgia State GO Refunding Bonds Series 2021 A (Aaa/AAA)
17,675,000	4.000	07/01/2034	22,020,340
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB+)
775,000	4.000	08/01/2035	919,411
500,000	4.000	08/01/2036	592,016
750,000	4.000	08/01/2037	886,084
745,000	4.000	08/01/2038	878,654
Main Street Natural Gas Gas Supply RB Series 2019B (NR/NR)(b)(d)
14,050,000	4.000	12/02/2024	15,333,723
Main Street Natural Gas Gas Supply RB Series 2021A (NR/AA-)(b)(d)
31,995,000	4.000	09/01/2027	36,977,156
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(b)(d)
14,250,000	4.000	09/01/2023	15,023,134
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
2,500,000	5.000	05/15/2025	2,839,845
3,000,000	5.000	05/15/2026	3,507,347
3,000,000	5.000	05/15/2027	3,593,198
2,455,000	5.000	05/15/2028	3,002,445
2,800,000	5.000	05/15/2029	3,487,622
4,875,000	5.000	05/15/2049	7,300,657
Main Street Natural Gas, Inc. Gas Supply RB Series 2021 C (A3/NR)(b)(d)
5,000,000	4.000	12/01/2028	5,867,692
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-) (PUTABLE)(b)(c)(d)
1,850,000	1.000	08/21/2026	1,853,711
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
2,210,000	5.000	01/01/2023	2,311,609
4,155,000	5.000	01/01/2024	4,518,644
4,360,000	5.000	01/01/2025	4,917,003
4,575,000	5.000	01/01/2026	5,321,368

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A) – (continued)
$4,805,000	5.000%	01/01/2027	$ 5,726,722
5,040,000	5.000	01/01/2028	6,152,188
5,295,000	5.000	01/01/2029	6,519,185
1,080,000	5.000	01/01/2034	1,320,355
Municipal Electric Authority RB Refunding Series 2019 A (A2/A-)
830,000	5.000	01/01/2024	904,202
900,000	5.000	01/01/2025	1,018,130
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
495,000	5.000	06/01/2031	636,571
400,000	5.000	06/01/2032	510,948
500,000	5.000	06/01/2033	637,463
400,000	4.000	06/01/2034	469,294
500,000	4.000	06/01/2035	585,516
850,000	4.000	06/01/2045	976,053
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(f)
1,275,000	4.000	01/01/2038	1,435,187
Savanah Economic Development Authority Recovery Zone Facility Revenune Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(b)(c)(d)
400,000	2.000	10/01/2024	416,007
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
1,925,000	1.900	08/01/2024	1,987,164
State of Georgia GO Bonds Series 2021A (AAA/AAA)
8,750,000	4.000	07/01/2039	10,761,192

			228,125,920

Guam – 0.5%
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
765,000	3.099	10/01/2028	768,164
550,000	3.189	10/01/2029	551,564
740,000	3.489	10/01/2031	751,968
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
875,000	3.625	02/01/2025	914,050
2,045,000	4.250	02/01/2030	2,272,873
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (BB/NR)
320,000	5.000	11/15/2022	332,476
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (NR/NR)
2,680,000	5.000	11/15/2022	2,789,325
Guam Government GO Bonds Series 2019 (AMT) (Ba1/BB-)
2,350,000	5.000	11/15/2031	2,714,165
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
2,755,000	5.000	12/01/2025	3,191,619
2,255,000	5.000	12/01/2026	2,675,661
2,000,000	5.000	12/01/2027	2,359,687

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Government RB Refunding Series 2021 E (Ba1/NR)
$7,795,000	3.250%	11/15/2026	$ 7,892,002
Guam Government RB Refunding Series 2021 F (Ba1/NR)
525,000	5.000	01/01/2028	632,421
1,225,000	5.000	01/01/2029	1,502,423
1,100,000	5.000	01/01/2030	1,369,397
1,100,000	5.000	01/01/2031	1,399,413
1,150,000	4.000	01/01/2042	1,296,139
Guam Power Authority RB Refunding Series 2012 A (AGM) (A2/AA)
1,500,000	5.000	10/01/2024	1,548,324
2,790,000	5.000	10/01/2030	2,877,249
Guam Power Authority RB Series 2014 A (AGM) (A2/AA)
325,000	5.000	10/01/2039	356,218
250,000	5.000	10/01/2044	273,055
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (Baa2/A-)(d)
1,450,000	5.500	07/01/2023	1,559,126
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
1,030,000	5.000	01/01/2046	1,166,899
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
3,975,000	5.000	01/01/2050	4,861,243
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
350,000	5.000	07/01/2025	397,762
560,000	5.000	07/01/2026	654,899
350,000	5.000	07/01/2027	418,824
370,000	5.000	07/01/2028	439,176
725,000	5.000	07/01/2029	855,644
700,000	5.000	07/01/2030	822,467
700,000	5.000	07/01/2031	820,168
700,000	5.000	07/01/2032	818,767
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
400,000	5.000	07/01/2029	476,659
600,000	5.000	07/01/2031	709,013
250,000	5.000	07/01/2033	293,938
225,000	5.000	07/01/2034	264,171
425,000	5.000	07/01/2036	497,579
Territory of Guam (NR/NR)
2,980,000	5.000	01/01/2029	2,980,000
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
300,000	5.000	11/01/2027	360,511
450,000	5.000	11/01/2028	550,809
450,000	5.000	11/01/2029	559,480
375,000	5.000	11/01/2030	473,274

			58,448,602

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – 0.5%
City & County Honolulu RB for Wastewater System Series 2018 A (Aa2/NR)
$8,000,000	4.000%	07/01/2042	$ 9,201,883
City & County Honolulu RB for Wastewater System Series 2019 A (Aa2/NR)
430,000	5.000	07/01/2022	440,301
200,000	5.000	07/01/2023	214,127
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (Baa1/NR)
5,025,000	4.000	03/01/2037	5,557,910
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
9,055,000	3.200	07/01/2039	9,876,768
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	33,176
75,000	5.000	05/15/2029	90,848
35,000	5.000	05/15/2030	42,076
150,000	5.000	05/15/2031	179,193
180,000	5.000	05/15/2032	213,698
60,000	3.000	05/15/2033	62,416
100,000	3.000	05/15/2034	103,683
150,000	3.000	05/15/2035	155,013
670,000	3.250	05/15/2039	695,809
575,000	5.000	05/15/2044	662,879
State of Hawaii Airports System RB Refunding Series 2018 D (A1/A+)
20,865,000	5.000	07/01/2034	26,906,060

			54,435,840

Idaho – 0.0%
City of Boise Airport RB Refunding for Public Parking Facilities Project Series 2021 A (A1/NR)
300,000	5.000	09/01/2029	384,395
400,000	5.000	09/01/2031	533,976
200,000	5.000	09/01/2032	266,298
750,000	5.000	09/01/2034	994,664
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (Baa3/BBB-)
2,000,000	2.750	10/01/2024	2,107,774

			4,287,107

Illinois – 10.4%
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (NR/AA)
7,200,000	5.000	01/01/2035	8,899,086
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
625,000	4.000	10/01/2043	732,112
Carol Stream Park District GO Refunding Bonds Series 2016 (BAM) (NR/AA)(d)
6,155,000	5.000	01/01/2037	7,152,078

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)
$350,000	0.000%	01/01/2026	$ 336,928
165,000	0.000	01/01/2027	156,163
240,000	0.000	01/01/2028	222,534
300,000	5.000	01/01/2029	372,232
175,000	5.000	01/01/2030	216,433
665,000	5.000	01/01/2031	819,769
1,875,000	5.000	01/01/2032	2,304,841
765,000	5.000	01/01/2033	938,544
1,115,000	5.000	01/01/2034	1,365,649
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
555,000	5.382	12/01/2023	586,581
2,250,000	5.482	12/01/2024	2,426,872
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
3,550,000	6.000	04/01/2046	4,284,292
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
760,000	5.000	04/01/2034	890,856
575,000	5.000	04/01/2035	672,968
525,000	5.000	04/01/2036	613,550
490,000	5.000	04/01/2037	571,707
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(g)
2,225,000	0.000	12/01/2026	2,091,293
1,125,000	0.000	12/01/2027	1,033,297
3,055,000	0.000	12/01/2029	2,659,816
2,660,000	0.000	12/01/2030	2,250,808
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(g)
965,000	0.000	12/01/2027	886,339
1,040,000	0.000	12/01/2028	931,650
645,000	0.000	12/01/2030	545,778
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Ba1/BBB+)(g)
670,000	0.000	01/01/2031	525,047
Chicago Illinois Board of Education GO Bonds Series 2015 C (NR/BB)
2,500,000	6.000	12/01/2035	2,830,202
Chicago Illinois Board of Education GO Bonds Series 2021 A (NR/BB)
2,400,000	5.000	12/01/2039	2,982,055
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(g)
4,705,000	0.000	12/01/2031	3,870,768
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL) (Baa2/BB)
4,725,000	5.500	12/01/2026	5,425,340
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL) (Baa2/BB)(g)
3,485,000	0.000	12/01/2023	3,426,825

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
$2,500,000	5.500%	12/01/2026	$ 2,999,441
6,330,000	5.500	12/01/2027	7,790,892
3,000,000	5.500	12/01/2028	3,780,412
2,115,000	5.500	12/01/2029	2,711,066
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
1,020,000	5.250	12/01/2039	1,123,561
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (Ba3/BB)
5,225,000	5.000	12/01/2042	5,398,946
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
10,380,000	6.038	12/01/2029	11,863,421
2,500,000	6.138	12/01/2039	3,087,370
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
5,160,000	7.000	12/01/2044	6,204,964
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
7,125,000	6.500	12/01/2046	8,732,617
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
1,825,000	5.000	12/01/2025	2,116,521
2,250,000	5.000	12/01/2026	2,682,798
2,375,000	5.000	12/01/2027	2,899,726
10,095,000	5.000	12/01/2028	12,616,471
1,450,000	5.000	12/01/2029	1,800,192
1,500,000	5.000	12/01/2030	1,856,173
3,350,000	5.000	12/01/2031	4,134,115
2,550,000	5.000	12/01/2032	3,141,568
2,800,000	5.000	12/01/2033	3,445,014
600,000	5.000	12/01/2034	736,981
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
5,000,000	5.000	12/01/2027	6,111,088
8,685,000	5.000	12/01/2028	10,854,289
7,950,000	5.000	12/01/2029	9,870,016
4,690,000	5.000	12/01/2030	5,803,635
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (NR/BB)(g)
2,000,000	0.000	12/01/2025	1,908,119
2,000,000	0.000	12/01/2026	1,869,758
300,000	0.000	12/01/2027	273,934
2,500,000	4.000	12/01/2027	2,871,677
4,000,000	5.000	12/01/2028	4,907,876
5,000,000	5.000	12/01/2029	6,228,623
5,000,000	5.000	12/01/2030	6,225,597

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB)
$750,000	5.000%	12/01/2022	$ 780,852
1,200,000	5.000	12/01/2023	1,299,864
1,250,000	5.000	12/01/2024	1,399,452
1,200,000	5.000	12/01/2025	1,382,549
1,000,000	5.000	12/01/2026	1,180,362
1,000,000	5.000	12/01/2027	1,205,235
1,000,000	5.000	12/01/2028	1,226,969
1,000,000	5.000	12/01/2029	1,245,352
1,000,000	5.000	12/01/2030	1,245,119
1,000,000	5.000	12/01/2031	1,241,414
1,000,000	5.000	12/01/2032	1,239,126
1,000,000	5.000	12/01/2033	1,236,028
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds Series 2018 C (NR/BB)
8,620,000	5.000	12/01/2025	9,931,313
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR NATL) (A2/AA)(g)
1,465,000	0.000	01/01/2030	1,271,702
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL) (Baa2/BBB+)(g)
1,050,000	0.000	01/01/2028	954,661
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)(g)
750,000	0.000	01/01/2032	567,339
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
330,000	5.500	01/01/2037	374,352
3,020,000	5.500	01/01/2040	3,425,893
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
1,500,000	5.250	01/01/2033	1,634,911
630,000	5.000	01/01/2034	682,858
11,590,000	5.000	01/01/2036	12,562,415
Chicago Illinois GO Bonds Project Series 2011 A (Ba1/BBB+)(d)
650,000	5.000	01/10/2022	650,523
Chicago Illinois GO Bonds Project Series 2012 A (Ba1/BBB+)(d)
2,905,000	5.000	01/10/2022	2,907,336
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
1,130,000	7.517	01/01/2040	1,609,166
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
1,320,000	5.500	01/01/2039	1,497,410
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
13,893,000	7.375	01/01/2033	18,190,826
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
3,760,000	5.000	01/01/2028	4,521,080
4,890,000	5.000	01/01/2029	5,973,848
2,720,000	5.000	01/01/2031	3,320,581
Chicago Illinois GO Refunding Bonds Series 2012 B (Ba1/BBB+)
2,385,000	5.432	01/01/2042	2,892,725
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
2,575,000	5.000	01/01/2024	2,792,603
4,435,000	5.000	01/01/2025	4,970,159
5,600,000	5.000	01/01/2038	6,441,940

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A3/A-)
$4,235,000	5.500%	01/01/2029	$ 4,442,403
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (NR/A)
7,040,000	5.000	01/01/2039	8,651,399
8,355,000	5.000	01/01/2048	10,163,567
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (NR/A)
2,605,000	5.000	01/01/2023	2,725,570
4,760,000	5.000	01/01/2024	5,174,608
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A)
9,105,000	5.000	01/01/2037	10,543,921
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A)
8,045,000	5.250	01/01/2035	9,697,099
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (NR/NR)
1,105,000	5.000	01/01/2025	1,254,277
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (NR/A)
2,000,000	5.000	01/01/2035	2,247,261
2,000,000	5.000	01/01/2039	2,239,052
Chicago Illinois Wastewater Transmission RB Second Lien Series 2014 (Baa3/A)
4,425,000	5.000	01/01/2044	4,766,400
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
475,000	5.250	01/01/2042	572,055
1,330,000	4.000	01/01/2052	1,439,345
Chicago Illinois Water RB Refunding for Second Lien Project Series 2017-2 (AGM) (NR/AA)
2,200,000	5.000	11/01/2033	2,687,267
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (NR/A/NR)
1,645,000	5.000	11/01/2026	1,963,814
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (Baa2/A)
15,475,000	5.000	11/01/2042	16,005,729
Chicago Park District GO LT Refunding Bonds Series 2021C (AA-/AA-)
4,400,000	4.000	01/01/2035	5,124,683
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (NR/A)
2,100,000	5.000	06/01/2027	2,551,055
2,325,000	5.000	06/01/2028	2,891,444
1,550,000	5.000	06/01/2029	1,969,609
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (NR/A+)
1,100,000	5.000	06/01/2027	1,337,564
2,415,000	5.000	06/01/2028	3,008,455

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
$875,000	3.250%	07/01/2029	$ 891,182
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
1,060,000	5.000	01/01/2027	1,249,416
1,000,000	5.000	01/01/2028	1,202,415
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
5,579,000	4.000	01/01/2030	6,491,809
2,956,000	4.000	01/01/2038	3,426,131
5,329,090	4.000	01/01/2044	6,091,065
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
2,745,000	5.000	01/01/2025	3,076,231
3,430,000	5.000	01/01/2027	4,042,922
10,115,000	5.000	01/01/2028	12,162,426
8,480,000	5.000	01/01/2029	10,359,556
9,315,000	5.000	01/01/2030	11,530,026
430,000	5.000	01/01/2031	529,693
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
3,500,000	5.500	01/01/2049	4,296,946
City of Chicago IL Waterworks Revenue RB Series 1999 (A/NR/Baa2/WR)
1,560,000	5.000	11/01/2028	1,856,409
1,780,000	5.000	11/01/2029	2,108,078
1,000,000	5.000	11/01/2030	1,180,290
City of Chicago Project And Refunding GO Bonds Series 2014A (BBB+/BBB-)
2,940,000	5.250	01/01/2030	3,205,653
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
265,000	5.432	01/01/2042	342,040
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
5,650,000	6.314	01/01/2044	7,984,868
City of Peoria GO Refunding Bonds Series 2019 (AGM) (A2/AA)
880,000	5.000	01/01/2029	1,096,438
1,470,000	5.000	01/01/2031	1,845,814
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
155,000	4.000	01/01/2025	170,753
195,000	4.000	01/01/2026	220,486
115,000	4.000	01/01/2027	133,059
200,000	4.000	01/01/2028	235,893
200,000	4.000	01/01/2029	236,118
145,000	4.000	01/01/2030	170,067
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000	5.500	12/01/2036	13,390,646
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (Aa2/NR)
840,000	4.000	12/01/2023	894,371

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
$600,000	5.000%	11/15/2029	$ 767,770
1,595,000	5.000	11/15/2030	2,079,648
2,055,000	5.000	11/15/2031	2,676,070
1,165,000	5.000	11/15/2032	1,512,716
1,025,000	5.000	11/15/2036	1,314,271
1,445,000	5.000	11/15/2037	1,845,995
2,080,000	5.000	11/15/2038	2,648,663
2,655,000	4.000	11/15/2039	3,132,751
2,435,000	4.000	11/15/2040	2,864,014
3,540,000	4.000	11/15/2041	4,157,462
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000	4.000	11/15/2047	1,763,495
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (NR/AA-)
500,000	2.163	02/01/2026	507,250
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
605,000	5.000	12/01/2034	737,756
775,000	5.000	12/01/2039	937,660
1,000,000	5.000	12/01/2044	1,197,357
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (A1/AA)
2,325,000	4.000	12/01/2036	2,626,338
1,420,000	4.000	12/01/2037	1,601,525
4,230,000	4.000	12/01/2042	4,737,003
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (Aa2/NR)
500,000	4.000	12/01/2038	572,281
400,000	4.000	12/01/2040	456,656
1,085,000	4.000	12/01/2042	1,234,586
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
815,000	4.000	12/15/2031	990,147
1,300,000	4.000	12/15/2032	1,569,795
3,740,000	4.000	12/15/2033	4,509,330
1,700,000	4.000	12/15/2034	2,045,679
1,395,000	4.000	12/15/2035	1,676,667
2,750,000	3.000	12/15/2036	3,019,877
2,000,000	3.000	12/15/2037	2,191,661
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
19,555,000	4.000	07/15/2047	22,421,483
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(f)
5,600,000	6.125	04/01/2049	6,519,759
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (NR/NR)
2,500,000	3.250	05/15/2027	2,501,055
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (NR/A)
4,000,000	4.250	01/01/2044	4,568,815

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
$1,425,000	4.000%	05/15/2027	$ 1,535,210
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
750,000	5.000	09/01/2026	886,578
500,000	5.000	09/01/2027	606,376
500,000	5.000	09/01/2028	619,424
1,600,000	5.000	09/01/2030	2,006,322
1,000,000	5.000	09/01/2031	1,245,756
1,000,000	5.000	09/01/2032	1,240,056
1,035,000	5.000	09/01/2033	1,278,427
1,150,000	5.000	09/01/2034	1,417,690
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
900,000	4.000	09/01/2041	1,010,065
3,875,000	5.000	09/01/2046	4,526,914
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
650,000	4.000	11/01/2041	757,445
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
375,000	5.000	05/15/2041	441,634
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (Aa2/AA-)
2,100,000	5.000	10/01/2041	2,566,692
Illinois Finance Authority RB Refunding for University of Chicago Series 2021 A (Aa2/AA-)
1,380,000	5.000	10/01/2037	2,060,995
4,400,000	5.000	10/01/2038	6,631,734
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/AA-)
5,275,000	5.000	01/01/2027	6,329,548
3,350,000	5.000	01/01/2028	4,121,935
3,515,000	5.000	01/01/2029	4,427,682
2,195,000	5.000	01/01/2030	2,821,394
11,130,000	5.000	01/01/2036	14,114,976
5,290,000	4.000	01/01/2038	6,222,037
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 A (BAM-TCRS) (NR/AA)
5,300,000	5.000	01/01/2038	6,437,478
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/AA-)
10,685,000	5.000	01/01/2026	12,451,052
8,170,000	5.000	01/01/2027	9,803,301
15,355,000	5.000	01/01/2028	18,893,225
11,790,000	5.000	01/01/2029	14,851,313
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
4,160,000	5.000	06/15/2027	4,545,046

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds for Build America Bonds Series 2010-5 (Baa2/BBB)
$1,780,000	7.350%	07/01/2035	$ 2,240,663
Illinois State GO Bonds Pension Funding Series 2003 (Baa2/BBB)
39,035,000	5.100	06/01/2033	45,119,944
Illinois State GO Bonds Series 2013 (Baa2/BBB)
5,000,000	5.500	07/01/2024	5,379,641
4,000,000	5.500	07/01/2025	4,303,714
3,165,000	5.500	07/01/2027	3,404,820
5,500,000	5.250	07/01/2028	5,893,751
9,490,000	5.500	07/01/2038	10,169,187
Illinois State GO Bonds Series 2016 (BAM-TCRS) (NR/AA)
2,725,000	4.000	06/01/2041	3,032,913
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
375,000	4.500	12/01/2041	428,528
Illinois State GO Bonds Series 2017 C (Baa2/BBB)
26,930,000	5.000	11/01/2029	32,351,119
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
53,565,000	5.000	11/01/2024	60,044,330
27,000,000	5.000	11/01/2025	31,204,194
9,450,000	5.000	11/01/2026	11,213,457
24,005,000	5.000	11/01/2028	28,896,787
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
16,380,000	5.000	05/01/2031	19,917,620
2,435,000	5.000	05/01/2042	2,900,399
1,760,000	5.000	05/01/2043	2,090,595
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
8,000,000	5.000	11/01/2024	8,967,696
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
9,175,000	4.000	11/01/2042	10,419,914
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,525,000	5.500	05/01/2039	1,948,506
4,100,000	5.750	05/01/2045	5,251,908
Illinois State GO Refunding Bonds Series 2016 (AGM) (A2/AA)
3,960,000	4.000	02/01/2030	4,508,807
1,185,000	4.000	02/01/2031	1,343,574
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
2,340,000	5.000	10/01/2031	2,860,263
Illinois State Sales Tax RB Junior Obligation Series 2016 A (NR/BBB+)
1,605,000	5.000	06/15/2022	1,639,005
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (NR/BBB+)
2,875,000	5.000	06/15/2022	2,935,912
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 B (Aa3/AA-)
2,745,000	5.000	01/01/2025	3,109,679
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (Aa3/AA-)
14,015,000	5.000	01/01/2026	16,415,882

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (A1/AA)
$360,000	5.000%		12/01/2025	$ 416,903
410,000	5.000		12/01/2026	488,648
405,000	4.000		12/01/2028	478,816
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(g)
5,600,000	0.000		12/15/2032	4,446,208
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/BBB+)(g)
2,690,000	0.000		12/15/2031	2,193,622
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (NATL) (NR/NR)(d)
460,000	5.700		06/15/2022	475,749
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (NR/BBB+)
1,555,000	5.700		06/15/2024	1,608,239
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (NR/BBB+)
5,390,000	5.000		12/15/2028	5,503,852
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)
2,000,000	5.000		12/15/2028	2,428,731
300,000	5.000		12/15/2032	359,062
600,000	5.000		12/15/2033	716,027
500,000	5.000		12/15/2034	594,964
1,260,000	0.000	(a)	12/15/2037	1,089,837
3,500,000	0.000	(a)	12/15/2042	3,053,967
3,850,000	0.000	(a)	12/15/2047	3,307,966
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (NR/BBB+)
11,975,000	4.000		06/15/2050	13,445,784
3,760,000	5.000		06/15/2050	4,512,106
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (NR/AA)
4,430,000	5.000		07/01/2029	5,418,895
Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/AA-)
5,000,000	5.000		01/01/2043	6,145,170
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (Baa1/AA)
875,000	4.000		01/01/2032	1,033,903
450,000	4.000		01/01/2033	530,628
475,000	4.000		01/01/2034	559,177
420,000	4.000		01/01/2035	493,348
470,000	4.000		01/01/2037	549,306

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (NR/AA)(g)
$6,055,000	0.000%	12/01/2025	$ 5,747,737
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (A2/AA)
4,000,000	3.500	03/01/2030	4,248,325
State of Illinois GO Bonds Series 2010-1 (Baa2/BBB)
1,100,000	6.630	02/01/2035	1,343,931
State of Illinois GO Bonds Series 2012 A (Baa2/BBB)
300,000	5.000	01/01/2034	300,973
State of Illinois GO Bonds Series 2014 (Baa2/BBB)
570,000	5.000	02/01/2024	622,182
State of Illinois GO Bonds Series 2016 (Baa2/BBB)
2,820,000	4.000	06/01/2032	3,127,255
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
3,455,000	5.000	12/01/2027	4,189,564
875,000	4.250	12/01/2040	989,361
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
925,000	3.250	11/01/2026	1,021,605
State of Illinois GO Refunding Bonds Series 2016 (Baa2/BBB)
3,800,000	5.000	02/01/2028	4,495,170
State of Illinois GO Refunding Bonds Series 2018 A (Baa2/BBB)
500,000	5.000	10/01/2028	615,790
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
1,500,000	4.000	12/01/2033	1,689,540
5,000,000	4.250	12/01/2037	5,675,992
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
5,100,000	5.000	10/01/2027	6,162,622
State of Illinois RB Refunding Series 2016 C (BAM-TCRS) (NR/AA)
5,580,000	4.000	06/15/2028	6,300,646
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(f)
375,000	4.000	01/01/2031	392,619
335,000	5.000	01/01/2045	354,057
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
750,000	5.000	01/01/2024	771,974
2,690,000	5.000	01/01/2030	2,959,952
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,500,000	4.250	01/01/2029	1,543,823
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000	5.000	12/30/2027	3,780,733
3,235,000	5.000	12/30/2028	4,102,081
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
210,000	4.125	10/01/2041	223,209
420,000	4.125	10/01/2046	444,625

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (Baa1/AA)
$650,000	4.000%	01/01/2034	$ 740,278

			1,187,726,215

Indiana – 0.5%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (NR/AA)
1,845,000	2.000	09/01/2038	1,852,977
City of Whiting Environmental Facilities RB Series 2015 (A-/NR) (PUTABLE)(b)(c)(d)
3,000,000	5.000	11/01/2022	3,115,316
City of Whiting Environmental Facilities Refunding RB Series 2019A (A-/NR) (PUTABLE)(b)(c)(d)
11,500,000	5.000	06/05/2026	13,664,765
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
540,000	5.000	09/15/2034	653,669
680,000	5.000	09/15/2039	816,526
445,000	4.000	09/15/2044	492,105
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-)(b)(d)
2,300,000	2.100	11/01/2026	2,401,588
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
185,000	4.000	07/01/2030	204,570
300,000	5.000	07/01/2040	340,643
Indiana Finance Authority RB for WVB East End Partners LLC Series 2013 A (NR/BBB+)(d)
5,000,000	5.250	07/01/2023	5,353,064
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (Ba1/NR)
2,930,000	3.000	11/01/2030	3,117,532
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
2,110,000	3.000	11/01/2030	2,245,048
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,350,000	3.000	11/01/2030	2,500,409
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
300,000	1.670	11/15/2022	299,423
300,000	1.720	11/15/2023	297,911
350,000	1.990	11/15/2024	346,180
360,000	2.450	11/15/2025	355,000
465,000	2.520	11/15/2026	458,617
610,000	2.920	11/15/2027	602,196
850,000	3.210	11/15/2028	840,779
880,000	3.260	11/15/2029	872,100
670,000	3.300	11/15/2030	665,876

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (Aa3/AA-)(d)(e)
(SIFMA Municipal Swap Index Yield + 0.55%)
$3,690,000	0.610%	11/01/2023	$ 3,698,875
Indianapolis Local Public Improvement Bond Bank RB Refunding Series 2019 D (AMT) (A1/NR)
2,275,000	5.000	01/01/2029	2,848,346
Purdue University RB Series 2007 A (Aaa/AAA)
3,045,000	5.250	07/01/2029	3,867,095
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
1,225,000	4.000	09/01/2031	1,461,122

			53,371,732

Iowa – 0.2%
City of Davenport GO Corporate Bonds Series 2019 IA (Aa3/AA)
1,060,000	4.000	06/01/2031	1,222,301
Iowa Finance Authority RB for Gevo NW Iowa RNG LLC Series 2021 (AMT) (Aa3/VMIG1/NR)(b)(d)
5,500,000	1.500	04/01/2024	5,535,786
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
1,700,000	4.000	05/15/2055	1,832,603
2,300,000	5.000	05/15/2055	2,635,508
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1 (NR/BBB)
7,400,000	4.000	06/01/2049	8,505,963
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-2 (NR/NR)(g)
9,000,000	0.000	06/01/2065	1,676,724

			21,408,885

Kansas – 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
825,000	4.000	06/01/2036	910,102
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,300,000	4.000	05/15/2023	1,331,420
1,015,000	4.000	05/15/2024	1,055,885
1,060,000	5.000	05/15/2025	1,150,672
1,165,000	5.000	05/15/2027	1,297,316

			5,745,395

Kentucky – 1.3%
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
4,525,000	2.125	10/01/2034	4,670,465
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
6,100,000	2.000	02/01/2032	6,266,327

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
$180,000	4.000%	03/01/2046	$ 204,953
110,000	4.000	03/01/2049	124,925
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
1,200,000	4.000	06/01/2037	1,333,139
400,000	4.000	06/01/2045	441,833
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (A2/AA)
1,030,000	4.000	06/01/2037	1,144,277
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
855,000	5.000	08/01/2035	1,072,020
855,000	5.000	08/01/2036	1,068,801
Kentucky Public Energy Authority Gas Supply RB 2018 Series B (NR/NR)(b)(d)
25,000,000	4.000	01/01/2025	27,241,802
Kentucky Public Energy Authority Gas Supply RB 2020 Series A (NR/NR)(b)(d)
10,800,000	4.000	06/01/2026	12,206,856
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A1/NR)(b)(d)
22,955,000	4.000	06/01/2025	25,164,768
Kentucky Sanitation District Rb Series 2021A (AA/NR)
2,000,000	5.000	08/01/2028	2,508,594
2,065,000	5.000	08/01/2029	2,648,379
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A1/A-)
8,145,000	5.000	11/01/2025	9,508,892
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
400,000	4.000	11/01/2046	478,163
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000	4.000	10/01/2034	2,261,012
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
1,500,000	4.000	10/01/2039	1,731,016
1,100,000	4.000	10/01/2040	1,267,532
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 C (NR/A)(b)(d)
8,500,000	5.000	10/01/2026	10,175,053
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
17,250,000	2.000	10/01/2033	17,503,984
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (Aa3/AA)
10,000,000	4.000	05/15/2038	11,519,195

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
University of Kentucky General Receipts Refunding Bonds Series 2015 A (ST INTERCEPT) (Aa2/AA+)
$3,260,000	4.000%	04/01/2026	$ 3,613,800
University of Louisville RB Series 2020 A (AGM ST INTERCEPT) (A1/AA)
1,080,000	5.000	09/01/2025	1,250,826
1,135,000	5.000	09/01/2026	1,355,458
1,195,000	5.000	09/01/2027	1,466,016
1,255,000	5.000	09/01/2028	1,578,184

			149,806,270

Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
815,000	4.000	12/01/2022	836,938
1,135,000	4.000	12/01/2023	1,194,681
1,150,000	4.000	12/01/2024	1,238,606
1,385,000	5.000	12/01/2025	1,574,146
1,455,000	5.000	12/01/2026	1,694,593
1,530,000	5.000	12/01/2027	1,818,875
1,605,000	5.000	12/01/2028	1,944,298
1,000,000	5.000	12/01/2029	1,230,798
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (NR/AA)
275,000	4.000	06/01/2035	324,198
310,000	4.000	06/01/2036	364,688
285,000	4.000	06/01/2037	334,558
310,000	4.000	06/01/2038	363,287
355,000	4.000	06/01/2039	415,235
310,000	4.000	06/01/2040	362,023
City of New Orleans Sewerage Service RB Series 2020 B (NR/A)
1,325,000	5.000	06/01/2045	1,645,966
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR) (PUTABLE)(b)(c)(d)
17,000,000	1.000	12/01/2024	16,995,352
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(f)
975,000	3.625	06/01/2024	997,263
2,540,000	3.750	06/01/2030	2,685,798
5,070,000	4.375	06/01/2048	5,447,941
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
600,000	2.375	06/01/2026	598,746
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(f)
7,800,000	5.000	04/01/2035	8,798,010
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Ragin Cajun Facilities, Inc. Series 2017 (AGM) (NR/AA)
1,230,000	5.000	10/01/2026	1,468,722
2,750,000	5.000	10/01/2027	3,372,121

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (Baa2/BBB)
$14,185,000	3.500%	11/01/2032	$ 15,537,150
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (WR/A+)(d)
6,250,000	4.375	02/01/2024	6,774,899
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
900,000	2.750	10/01/2023	935,011
670,000	5.000	10/01/2023	722,169
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000	3.000	06/01/2050	3,763,152
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A+)
1,295,000	4.000	06/01/2050	1,490,464
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000	4.000	07/01/2044	1,011,989
900,000	4.000	07/01/2049	1,006,512
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
545,000	5.000	10/01/2032	700,565
690,000	5.000	10/01/2034	882,014
885,000	5.000	10/01/2035	1,129,509
1,435,000	4.000	10/01/2036	1,680,120
885,000	4.000	10/01/2037	1,033,658
1,530,000	4.000	10/01/2039	1,781,216
550,000	4.000	10/01/2041	637,596
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,695,000	4.000	05/15/2042	4,143,186
3,000,000	5.000	05/15/2046	3,544,432
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(f)
580,000	4.000	06/01/2031	607,927
1,235,000	4.000	06/01/2041	1,280,441
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(f)
490,000	4.000	06/01/2031	513,593
785,000	4.000	06/01/2041	813,884
New Orleans Aviation Board GARB Series 2015 B (AMT) (A2/A-)
3,750,000	5.000	01/01/2034	4,185,252
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
1,000,000	5.000	01/01/2048	1,170,199

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(b)(c)(d)
$11,300,000	2.000%	04/01/2023	$ 11,484,068
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (Baa3/BBB-) (PUTABLE)(b)(c)(d)
21,235,000	2.200	07/01/2026	22,170,334
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-) (PUTABLE)(b)(c)(d)
15,505,000	2.100	07/01/2024	15,981,830
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A2/A)(d)
500,000	5.000	04/01/2023	527,734

			161,215,747

Maine – 0.4%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
505,000	3.000	01/01/2025	537,331
800,000	3.000	01/01/2026	862,917
800,000	3.000	01/01/2027	871,765
300,000	5.000	01/01/2028	366,202
225,000	5.000	01/01/2029	280,509
270,000	5.000	01/01/2030	342,118
370,000	5.000	01/01/2031	466,559
810,000	5.000	01/01/2032	1,018,380
890,000	5.000	01/01/2033	1,116,931
620,000	5.000	01/01/2034	776,944
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (A2/AA)
400,000	5.000	12/01/2022	416,236
500,000	5.000	12/01/2023	540,344
500,000	5.000	12/01/2024	557,614
450,000	5.000	12/01/2025	514,594
1,530,000	5.000	12/01/2026	1,783,521
1,500,000	5.000	12/01/2027	1,780,422
1,000,000	5.000	12/01/2028	1,190,999
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
4,655,000	4.000	07/01/2045	5,413,246
2,355,000	4.000	07/01/2050	2,713,718
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
500,000	2.500	07/01/2029	546,325
400,000	5.000	07/01/2030	521,460
275,000	5.000	07/01/2031	363,236
1,000,000	4.000	07/01/2035	1,216,636
Maine State Housing Authority RB Refunding Series 1 (Aa3/A+)
3,445,000	5.000	06/15/2036	4,455,629
3,345,000	5.000	06/15/2037	4,316,291
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000	5.000	07/01/2026	1,818,693

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – (continued)
State of Maine GO Bonds Series 2018 D (Aa2/AA)
$9,765,000	5.000%	06/01/2024	$ 10,850,616

			45,639,236

Maryland – 1.0%
Baltimore County GO Bonds 2019 (AAA/AAA)
3,275,000	5.000	03/01/2033	4,156,146
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	467,935
650,000	4.500	09/01/2033	719,262
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (Aa1/AA+)
1,725,000	4.000	08/01/2027	2,030,407
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(f)
100,000	2.650	06/01/2022	100,404
150,000	2.700	06/01/2023	152,035
100,000	2.750	06/01/2024	102,252
140,000	3.000	06/01/2024	141,953
125,000	2.800	06/01/2025	128,946
135,000	2.850	06/01/2026	140,456
175,000	2.950	06/01/2027	183,388
190,000	3.050	06/01/2028	198,790
200,000	3.150	06/01/2029	210,818
300,000	3.375	06/01/2029	303,502
200,000	3.200	06/01/2030	209,826
200,000	3.250	06/01/2031	209,669
250,000	3.300	06/01/2032	260,348
270,000	3.350	06/01/2033	280,971
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
685,000	3.000	07/01/2024	704,660
945,000	4.000	07/01/2029	1,079,672
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
440,000	4.000	01/01/2038	506,612
525,000	4.000	01/01/2039	603,483
1,125,000	4.000	01/01/2040	1,291,881
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
615,000	4.000	01/01/2032	718,100
530,000	4.000	01/01/2033	618,376
600,000	4.000	01/01/2034	699,034
1,065,000	4.000	01/01/2035	1,239,734
1,170,000	4.000	01/01/2036	1,360,965
1,310,000	4.000	01/01/2037	1,521,751
1,240,000	4.000	01/01/2038	1,438,891
2,430,000	4.000	01/01/2039	2,816,395
1,530,000	4.000	01/01/2040	1,770,692

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Montgomery Public Improvement GO Bonds Series 2013 A (Aaa/AAA)(d)
$13,475,000	4.000%	11/01/2023	$ 14,385,825
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (AGC) (NR/AA)
510,000	5.700	07/01/2029	512,148
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,493,106
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
285,000	4.000	07/01/2040	320,493
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
1,000,000	5.000	06/01/2044	1,198,712
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
5,625,000	3.997	04/01/2034	5,963,352
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (Baa1/A-)
6,620,000	1.700	09/01/2022	6,676,643
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
17,490,000	5.500	01/01/2046	20,945,980
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
800,000	3.250	07/01/2039	880,705
350,000	4.000	07/01/2040	412,591
750,000	4.000	07/01/2045	874,724
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
305,000	4.000	10/01/2026	344,420
425,000	4.000	10/01/2027	487,704
440,000	4.000	10/01/2028	511,136
355,000	4.000	10/01/2029	415,931
475,000	4.000	10/01/2030	561,188
795,000	3.000	10/01/2034	839,290
475,000	4.000	10/01/2040	545,625
Montgomery County GO Bonds Series A (AAA/AAA)
8,750,000	5.000	08/01/2030	11,610,718
State of Maryland Department of Transportation RB Series 2015 (Aa1/AAA)
15,780,000	4.000	02/01/2030	16,425,025

			111,772,670

Massachusetts – 1.1%
City of Cambridge GO Refunding Bonds Series 2021 (Aaa/AAA)
7,090,000	5.000	02/15/2028	8,888,296
7,295,000	5.000	02/15/2029	9,362,102
7,290,000	5.000	02/15/2030	9,565,288

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
$5,000,000	5.000%	07/15/2036	$ 7,048,752
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(f)
885,000	4.000	11/15/2023	913,391
1,200,000	5.000	11/15/2028	1,359,269
Massachusetts Development Finance Agency RB for Wellesley College Series 2012 J (Aa1/AA+)
7,000,000	5.000	07/01/2042	7,159,443
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000	4.000	12/01/2042	250,083
245,000	5.000	12/01/2042	281,522
Massachusetts Development Finance Agency RB Refunding for Mass General Brigham, Inc. Series 2020 A-2 (Aa3/AA-)
1,100,000	5.000	07/01/2028	1,378,544
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(f)
115,000	5.000	07/15/2022	117,435
125,000	5.000	07/15/2024	136,772
125,000	5.000	07/15/2025	140,878
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
350,000	5.000	10/01/2026	416,850
495,000	5.000	10/01/2027	605,121
500,000	5.000	10/01/2028	624,453
425,000	5.000	10/01/2029	541,856
325,000	5.000	10/01/2030	422,746
450,000	5.000	10/01/2031	583,177
400,000	5.000	10/01/2032	517,204
500,000	5.000	10/01/2033	645,419
450,000	5.000	10/01/2034	579,733
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
825,000	5.000	07/01/2038	1,009,308
1,850,000	5.000	07/01/2039	2,259,730
Massachusetts Port Authority RB Series 2019-C (AMT) (AA-/AA)
8,905,000	5.000	07/01/2034	11,115,992
Massachusetts School Building Authority RB Series 2018 B (Aa3/AA)
10,735,000	4.000	02/15/2039	11,504,040
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (Aa3/AA)
2,195,000	2.078	10/15/2023	2,240,348
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e)
(3M USD LIBOR + 0.57%)
1,970,000	0.658	05/01/2037	1,980,307
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(e)
(3M USD LIBOR + 0.57%)
1,735,000	0.658	05/01/2037	1,744,078

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (Aa1/AA)
$4,030,000	4.000%	05/01/2039	$ 4,687,285
Massachusetts State GO Bonds Series 2017 F (Aa1/AA)
8,665,000	5.000	11/01/2043	10,663,897
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A2/A+)
8,500,000	5.000	01/01/2026	9,959,788
10,000,000	5.000	01/01/2027	12,069,768
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (Aa2/AA)(b)(d)
5,525,000	5.000	01/01/2023	5,779,588

			126,552,463

Michigan – 2.5%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(b)
48,843,183	4.000	04/01/2044	46,498,217
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
235,000	5.000	04/01/2022	237,265
245,000	5.000	04/01/2023	256,834
265,000	5.000	04/01/2024	287,292
275,000	5.000	04/01/2025	306,952
290,000	5.000	04/01/2026	332,412
615,000	5.000	04/01/2027	721,469
645,000	5.000	04/01/2028	770,922
455,000	5.000	04/01/2029	552,560
710,000	5.000	04/01/2030	875,554
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
915,000	5.000	04/01/2030	1,128,355
675,000	5.000	04/01/2032	839,932
915,000	5.000	04/01/2034	1,134,339
1,580,000	5.000	04/01/2036	1,950,197
1,175,000	5.000	04/01/2038	1,444,456
1,000,000	5.000	04/01/2039	1,226,883
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
745,000	1.817	04/01/2022	745,803
365,000	2.017	04/01/2023	366,215
400,000	2.189	04/01/2024	399,625
500,000	2.511	04/01/2025	499,000
675,000	2.711	04/01/2026	672,211
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (Aa2/AA)
1,000,000	5.000	01/01/2045	1,258,153
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
1,075,000	5.000	07/01/2026	1,185,137
1,130,000	5.000	07/01/2027	1,245,477
1,000,000	5.000	07/01/2028	1,101,931
1,000,000	5.000	07/01/2029	1,101,670
3,435,000	5.000	07/01/2033	3,780,651
3,330,000	5.000	07/01/2036	3,661,613
11,575,000	5.000	07/01/2048	12,679,555

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(b)
$2,556,114	4.000%	04/01/2044	$ 2,433,395
Ecorse Public School District GO Refunding Bonds Series 2019 (Q-SBLF) (Aa1/NR)
6,200,000	2.192	05/01/2026	6,382,735
15,160,000	2.302	05/01/2027	15,712,679
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2016 C (A2/A+)
3,000,000	5.000	07/01/2035	3,541,596
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (A1/AA-)
8,300,000	5.250	07/01/2033	9,921,954
17,775,000	5.250	07/01/2034	21,222,492
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)(h)
475,000	4.000	11/15/2031	525,357
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
1,850,000	5.000	11/15/2048	2,289,096
3,700,000	4.000	11/15/2050	4,197,075
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
8,250,000	4.000	02/15/2047	9,508,997
17,000,000	4.000	02/15/2050	19,535,616
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (NR/BB+)
1,000,000	3.875	10/01/2023	1,039,542
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 D-4 (A1/AA-)
1,000,000	5.000	07/01/2034	1,106,907
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL) (A2/A+)
650,000	5.000	07/01/2036	717,444
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
325,000	5.000	07/01/2032	360,600
250,000	5.000	07/01/2033	277,055
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
1,945,000	5.000	07/01/2033	2,223,389

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
$400,000	5.000%	07/01/2035	$ 442,343
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
1,000,000	5.000	07/01/2029	1,148,350
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,240,000	3.500	09/01/2030	1,277,376
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
450,000	4.000	09/01/2045	510,804
475,000	4.000	09/01/2050	536,725
Michigan Finance Authority RB Refunding for McLaren Health Care Corp. Obligated Group Series 2015 B (A1/NR)
1,215,000	5.000	05/15/2034	1,379,731
Michigan Finance Authority RB Senior Lien Series 2014 C-1 (NR/NR)(d)
1,000,000	5.000	07/01/2022	1,023,855
Michigan Finance Authority RB Senior Lien Series 2014 C-2 (AMT) (NR/NR)(d)
5,015,000	5.000	07/01/2022	5,132,110
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
1,945,000	5.000	06/01/2049	2,342,326
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(g)
92,350,000	0.000	06/01/2065	12,440,542
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
15,000,000	4.250	12/31/2038	17,566,647
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (Aa3/A)
7,500,000	1.450	09/01/2030	7,490,212
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (Aa3/A)
7,175,000	1.350	08/01/2029	7,175,000
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (Aa1/NR)
2,000,000	5.000	05/01/2023	2,124,963
2,125,000	5.000	05/01/2024	2,349,282
Universal Academy RB Refunding Series 2021 (NR/BBB-)
425,000	2.000	12/01/2026	421,846
450,000	4.000	12/01/2031	505,791
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (NR/AA)
2,485,000	4.000	11/01/2026	2,857,120
2,585,000	4.000	11/01/2027	3,030,156

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (NR/AA)
$3,705,000	5.000%	05/01/2027	$ 4,396,004
Warren Consolidated Schools GO Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,304,715
1,215,000	5.000	05/01/2026	1,427,950
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000	2.019	05/01/2025	578,440
1,000,000	2.138	05/01/2026	994,347
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Refunding Bonds Series 2015 B (Q-SBLF) (NR/AA)
2,160,000	5.000	05/01/2022	2,193,484
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A1/A-)
400,000	5.000	12/01/2033	485,181
1,065,000	5.000	12/01/2034	1,291,933
650,000	5.000	12/01/2035	788,604
800,000	5.000	12/01/2036	969,537
880,000	5.000	12/01/2037	1,062,060
Wayne County Airport Authority RB Series 2021A (NON-AMT) (NR/A)
2,200,000	5.000	12/01/2037	2,890,984
1,605,000	5.000	12/01/2039	2,098,895
875,000	5.000	12/01/2041	1,137,592

			279,631,514

Minnesota – 0.5%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
1,315,000	4.000	07/01/2031	1,506,826
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000	2.000	12/01/2029	2,506,618
2,940,000	2.000	12/01/2030	3,065,525
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
3,300,000	5.000	05/01/2048	4,038,613
1,325,000	4.000	05/01/2049	1,511,918
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
440,000	3.000	12/01/2030	464,137
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
2,160,000	4.250	02/15/2048	2,456,621
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)(h)
325,000	5.000	06/15/2027	382,604
460,000	5.000	06/15/2028	551,310
400,000	5.000	06/15/2029	487,218
425,000	5.000	06/15/2030	526,144
450,000	5.000	06/15/2031	566,457

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
$370,000	3.000%	07/01/2024	$ 383,339
400,000	3.000	07/01/2025	417,833
360,000	3.000	07/01/2026	378,401
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
610,000	3.000	03/01/2022	611,304
630,000	3.000	03/01/2023	638,909
650,000	3.250	03/01/2024	669,017
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (Aa2/NR)
320,000	5.000	02/01/2022	321,035
380,000	5.000	02/01/2023	397,124
400,000	5.000	02/01/2024	434,750
375,000	5.000	02/01/2025	422,038
1,105,000	5.000	02/01/2027	1,316,740
350,000	5.000	02/01/2028	426,925
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
500,000	5.000	05/01/2047	552,219
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
165,000	4.000	12/01/2026	186,732
165,000	4.000	12/01/2027	189,705
205,000	4.000	12/01/2028	239,113
125,000	4.000	12/01/2029	147,411
250,000	4.000	12/01/2030	293,107
170,000	4.000	12/01/2031	198,412
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (Aa1/AAA)
1,680,000	3.000	10/01/2029	1,871,911
State of Minnesota GO Various Purpose Bonds Series 2021A (AAA/AAA)
18,945,000	4.000	09/01/2035	23,668,996
University of Minnesota GO Bonds Series 2013 A (Aa1/AA)
3,185,000	4.000	02/01/2029	3,303,944

			55,132,956

Mississippi – 0.2%
Mississippi Business Finance Corp. RB for Chevron USA, Inc. Series 2009 B (Aa2/VMIG1/AA-/A-1+)(b)
11,100,000	0.010	12/01/2030	11,100,000
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (Baa3/BBB+)
2,230,000	2.500	04/01/2022	2,239,817

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(f)
$400,000	5.000%	10/01/2022	$ 410,870
415,000	5.000	10/01/2023	439,399
440,000	5.000	10/01/2024	478,134
660,000	5.000	10/01/2025	733,563
750,000	5.000	10/01/2026	848,800
800,000	5.000	10/01/2027	916,792
850,000	5.000	10/01/2028	986,670
875,000	5.000	10/01/2029	1,026,000
1,225,000	5.000	10/01/2030	1,452,260
Mississippi State GO Bonds Series 2015 F (Aa2/AA)(d)
1,000,000	4.000	11/01/2025	1,132,921
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR) (PUTABLE)(b)(c)(d)
2,700,000	2.900	09/01/2023	2,803,522

			24,568,748

Missouri – 1.2%
Branson IDA Tax Increment RB Refunding for Branson Shoppes Redevelopment Project Series 2017 A (NR/NR)
350,000	4.000	11/01/2022	355,028
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
1,200,000	4.000	03/01/2041	1,371,137
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000	2.500	10/01/2041	860,670
1,060,000	2.625	10/01/2046	1,042,137
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(f)
900,000	4.500	12/01/2029	957,801
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 B (AMT) (AGM) (A2/AA)
12,335,000	5.000	03/01/2049	14,923,465
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A2/A-)
4,200,000	5.000	03/01/2030	5,232,749
4,410,000	5.000	03/01/2031	5,471,764
4,630,000	5.000	03/01/2032	5,737,428
4,865,000	5.000	03/01/2033	6,018,997
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A2/A-)
2,000,000	5.000	03/01/2033	2,492,855
3,200,000	5.000	03/01/2034	3,982,950
Metropolitan St Louis Sewer District RB Refunding Series 2021 A (NR/AAA)
1,550,000	5.000	05/01/2030	2,039,377
1,650,000	5.000	05/01/2031	2,219,807
1,760,000	5.000	05/01/2032	2,362,664
Metropolitan St. Louis Sewer District RB Refunding Series 2017 A (Aa1/AAA)
19,880,000	5.000	05/01/2047	23,717,242
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
830,000	5.000	09/01/2038	1,012,304

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
$370,000	4.000%	08/01/2036	$ 437,370
475,000	4.000	08/01/2041	553,802
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
320,000	5.000	09/01/2025	362,650
860,000	5.000	09/01/2027	1,023,098
1,355,000	5.000	09/01/2028	1,644,533
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
420,000	4.000	02/15/2037	487,046
675,000	4.000	02/15/2038	781,601
500,000	4.000	02/15/2039	578,017
1,850,000	4.000	02/15/2044	2,117,881
8,795,000	4.000	02/15/2049	9,977,341
Missouri Health & Educational Facilities Authority RB Refunding for Southeast Missouri State University Series 2019 (NR/A)
1,900,000	4.000	10/01/2035	2,200,417
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
875,000	3.000	10/01/2026	886,234
875,000	4.000	10/01/2031	928,844
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (NR/AA)
275,000	5.000	10/01/2030	347,574
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
210,000	5.000	10/01/2026	249,357
210,000	5.000	10/01/2029	266,853
150,000	5.000	10/01/2032	188,569
240,000	4.000	10/01/2034	277,939
125,000	4.000	10/01/2035	144,569
150,000	4.000	10/01/2036	173,207
170,000	4.000	10/01/2037	195,910
145,000	4.000	10/01/2038	166,836
110,000	4.000	10/01/2039	126,342
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A2/A)
4,270,000	1.600	12/01/2022	4,273,947
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
225,000	3.000	05/01/2022	225,873
350,000	3.000	05/01/2024	357,586
250,000	3.000	05/01/2026	257,264
Springfield Public Utility RB Refunding Series 2015 (NR/AA+)
15,750,000	3.250	08/01/2027	17,036,892
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
1,100,000	5.000	04/01/2048	1,287,731

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
St Louis Municipal Finance Corp. RB for City of St Louis Series 2020 (AGM) (A2/AA)
$1,000,000	5.000%	10/01/2040	$ 1,260,800
5,300,000	5.000	10/01/2045	6,592,006

			135,206,464

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000	5.000	07/01/2029	702,318

Nebraska – 0.2%
Central Plans Energy Project Gas Supply Revenue Refunding Bonds Series 2019 (NR/AA-)(b)(d)
12,675,000	4.000	08/01/2025	14,070,843
Douglas County Hospital Authority No. 2 RB for Nebraska Medicine Obligated Group Series 2020 A (NR/AA-)(d)(e)(f)
(SIFMA Municipal Swap Index Yield + 0.50%)
2,100,000	0.560	08/01/2023	2,100,181
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR)
415,000	4.000	01/01/2033	466,854
1,000,000	4.000	01/01/2034	1,125,721
1,000,000	4.000	01/01/2035	1,125,786
1,250,000	4.000	01/01/2036	1,407,444
1,185,000	4.000	01/01/2037	1,331,796
1,500,000	4.000	01/01/2038	1,686,232
2,000,000	4.000	01/01/2039	2,248,640

			25,563,497

Nevada – 1.3%
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
225,000	3.000	06/01/2022	226,532
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
395,000	3.250	06/01/2022	397,994
200,000	3.500	06/01/2025	211,325
185,000	3.500	06/01/2026	197,458
200,000	3.500	06/01/2027	215,082
150,000	3.500	06/01/2028	162,060
170,000	3.500	06/01/2029	184,200
175,000	3.250	06/01/2030	185,405
310,000	3.250	06/01/2031	327,566
410,000	3.500	06/01/2032	438,991
470,000	3.500	06/01/2033	502,048
995,000	3.500	06/01/2034	1,060,279
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
415,000	2.750	06/01/2033	419,814
730,000	2.750	06/01/2036	731,194

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
$240,000	4.250%	06/01/2034	$ 267,297
285,000	4.500	06/01/2039	319,294
240,000	4.625	06/01/2043	267,792
380,000	4.625	06/01/2049	421,207
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(f)
500,000	2.500	06/15/2024	507,306
1,505,000	2.750	06/15/2028	1,559,067
Clark County LT GO Stadium Improvement Bonds Series 2018A (AA+/NR)
15,000,000	5.000	05/01/2048	18,091,453
Clark County School District Building GO Bonds Series 2018 A (A1/A+)
7,335,000	5.000	06/15/2033	9,038,928
Clark County School District Building GO Bonds Series 2019 B (AGM) (A1/AA)
8,540,000	5.000	06/15/2030	10,900,340
Clark County School District GO Bonds Series 2018 A (A1/A+)
5,000,000	5.000	06/15/2030	6,185,449
11,180,000	5.000	06/15/2031	13,784,977
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
880,000	5.000	06/15/2027	1,076,350
880,000	5.000	06/15/2028	1,104,121
880,000	5.000	06/15/2029	1,126,313
770,000	5.000	06/15/2030	1,005,015
705,000	5.000	06/15/2031	914,365
795,000	5.000	06/15/2032	1,028,462
725,000	5.000	06/15/2033	936,273
835,000	5.000	06/15/2034	1,076,420
880,000	5.000	06/15/2035	1,132,566
835,000	4.000	06/15/2036	995,229
900,000	4.000	06/15/2037	1,070,386
855,000	4.000	06/15/2038	1,015,128
950,000	4.000	06/15/2039	1,125,774
700,000	4.000	06/15/2040	828,189
County of Clark RB Refunding for Motor Vehicle Fuel Tax Series 2020 C (Aa3/AA-)
18,215,000	5.000	07/01/2029	23,335,737
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,388,357
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (Aa3/A)
1,250,000	5.000	07/01/2026	1,478,693
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
715,000	5.000	07/01/2026	845,813

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
$605,000	5.000%	07/01/2035	$ 738,100
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
2,685,000	5.000	07/01/2043	3,236,026
23,350,000	4.000	07/01/2049	26,231,888
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,050,000	5.000	07/01/2027	1,273,231
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000	5.000	11/01/2026	5,731,238
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000	07/01/2040	1,985,556

			147,282,288

New Hampshire – 0.6%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/NR)
3,500,000	3.000	08/15/2046	3,688,865
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
5,450,000	4.000	01/01/2041	5,939,655
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-) (PUTABLE)(b)(c)(d)
2,695,000	2.800	10/02/2023	2,784,633
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
8,965,000	5.000	08/01/2032	11,122,016
3,880,000	5.000	08/01/2033	4,809,991
4,075,000	5.000	08/01/2034	5,044,764
4,290,000	5.000	08/01/2035	5,301,932
4,505,000	5.000	08/01/2036	5,562,774
4,735,000	5.000	08/01/2037	5,837,496
4,980,000	5.000	08/01/2038	6,128,525
5,235,000	5.000	08/01/2039	6,429,865
5,505,000	5.000	08/01/2040	6,749,899

			69,400,415

New Jersey – 4.5%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
300,000	5.000	03/01/2024	327,730
250,000	5.000	03/01/2026	292,028
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (A2/AA)
3,925,000	4.000	07/01/2047	4,636,875
Borough of Stone Harbor GO Bonds Series 2018 (NR/AA+)
1,345,000	4.000	11/01/2026	1,513,444
County of Cape May GO Bonds Series 2019 (Aa1/NR)
1,975,000	4.000	10/01/2025	2,226,271

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Essex County Improvement Authority RB for Friends of TEAM Academy Charter School Obligated Group Series 2021 (NR/BBB)
$470,000	4.000%	06/15/2038	$ 542,290
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (A1/AA)
1,175,000	4.000	08/01/2046	1,398,126
1,450,000	4.000	08/01/2051	1,716,874
Hawthorne School District GO Bonds Series 2019 (BAM SCH BD RES FD) (NR/AA)
1,100,000	3.000	09/01/2034	1,167,811
1,350,000	3.000	09/01/2035	1,431,942
1,350,000	3.000	09/01/2036	1,430,389
1,350,000	3.000	09/01/2037	1,428,549
1,350,000	3.000	09/01/2038	1,427,094
1,100,000	3.000	09/01/2039	1,161,498
New Jersey Economic Development Authority RB Series 2005 (AMBAC) (BBB/Baa1)
2,680,000	5.500	09/01/2024	3,022,127
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2032	553,859
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (Baa1/BBB)
4,000,000	5.500	06/15/2033	4,855,758
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (Baa1/BBB)
5,805,000	5.000	06/15/2028	7,198,912
10,295,000	5.000	06/15/2029	12,879,498
New Jersey Economic Development Authority RB Refunding for Port Newark Container Terminal LLC Project Series 2017 (AMT) (Baa3/NR)
4,325,000	5.000	10/01/2047	5,022,817
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (A2/AA)
1,300,000	5.000	06/01/2042	1,554,991
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
9,340,000	5.000	06/15/2029	11,684,751
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (NR/A)
785,000	3.000	06/01/2032	847,903
1,545,000	5.000	06/01/2032	1,881,422
New Jersey Economic Development Authority RB Series 1997 A (NATL) (Baa1/BBB)
22,075,000	7.425	02/15/2029	27,744,566
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
1,250,000	4.000	06/15/2046	1,432,960
1,315,000	4.000	06/15/2050	1,501,695

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
$5,380,000	5.000%	06/15/2037	$ 6,461,166
New Jersey Educational Facilities Authority RB Series 2020 (BBB+/NR)
2,200,000	5.000	07/01/2037	2,758,878
New Jersey Educational Facilities Authority RB for Princeton University Series 2014 A (Aaa/AAA)
8,220,000	5.000	07/01/2026	9,144,246
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
1,600,000	4.000	07/01/2042	1,646,910
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
1,090,000	5.000	07/01/2034	1,375,694
1,130,000	5.000	07/01/2035	1,422,866
1,095,000	5.000	07/01/2036	1,376,072
1,980,000	5.000	07/01/2038	2,478,842
1,610,000	5.000	07/01/2045	1,983,700
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (Aaa/AAA)
2,675,000	5.000	07/01/2033	3,275,742
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A2/A)
1,250,000	3.000	07/01/2040	1,323,502
New Jersey Health Care Facilities Financing Authority RB for RWJ Barnabas Health Obligated Group Series 2021 A (Aa3/AA-)
1,525,000	5.000	07/01/2028	1,919,910
875,000	5.000	07/01/2029	1,125,343
2,175,000	5.000	07/01/2030	2,851,809
New Jersey Health Care Facilities Financing Authority RB Refunding for St. Joseph’s Healthcare System Obligated Group Series 2016 (Baa3/BBB-)
1,325,000	5.000	07/01/2041	1,529,045
New Jersey Healthcare Facilities Financing Authority Revenue & Refunding Bonds Series 2019B-1 (AA-/NR)(b)(d)
10,910,000	5.000	07/01/2024	12,123,964
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,040,000	0.500	11/01/2023	1,039,738
1,320,000	0.650	05/01/2024	1,319,621
2,555,000	0.750	11/01/2024	2,553,944
1,910,000	0.900	11/01/2025	1,910,137
New Jersey State Turnpike Authority RB Series 2014 A (A2/A+)
8,095,000	5.000	01/01/2027	8,998,777
New Jersey State Turnpike Authority RB Series 2015 E (A2/A+)
8,945,000	5.000	01/01/2032	10,076,386
7,385,000	5.000	01/01/2045	8,300,347
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
3,345,000	5.000	12/15/2033	4,121,516

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(g)
$24,175,000	0.000%	12/15/2035	$ 18,000,466
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(g)
10,025,000	0.000	12/15/2026	9,397,383
3,530,000	0.000	12/15/2029	3,070,209
1,325,000	0.000	12/15/2031	1,091,195
5,000,000	0.000	12/15/2036	3,559,803
1,495,000	0.000	12/15/2037	1,030,740
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
755,000	5.000	06/15/2046	851,137
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (A2/AA)
20,730,000	5.250	12/15/2022	21,712,442
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(g)
7,530,000	0.000	12/15/2027	6,934,744
18,565,000	0.000	12/15/2031	15,440,475
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2011 B (AMBAC) (Baa1/BBB)
1,705,000	5.250	12/15/2022	1,784,634
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)(g)
25,925,000	0.000	12/15/2036	18,457,581
42,640,000	0.000	12/15/2037	29,398,498
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(g)
10,000,000	0.000	12/15/2038	6,664,525
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
1,390,000	4.000	12/15/2039	1,603,757
1,620,000	5.000	12/15/2039	2,001,917
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (Baa1/A+)
2,330,000	5.000	06/15/2030	2,726,513
1,825,000	5.000	06/15/2031	2,130,513
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,905,000	4.000	12/15/2031	3,405,435
2,000,000	5.000	12/15/2032	2,467,653
7,775,000	5.000	12/15/2034	9,549,524
2,770,000	5.000	12/15/2035	3,396,072
3,455,000	5.000	12/15/2036	4,228,432
2,410,000	4.250	12/15/2038	2,790,659
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
450,000	3.000	06/15/2050	467,805

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (Baa1/BBB)
$7,000,000	5.000%	06/15/2029	$ 8,752,019
6,155,000	5.000	06/15/2030	7,667,123
2,215,000	5.000	06/15/2031	2,743,324
3,000,000	5.000	06/15/2032	3,704,522
5,000,000	5.000	06/15/2033	6,165,199
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
3,060,000	5.000	06/15/2034	3,761,649
10,000,000	5.000	06/15/2037	12,216,816
3,000,000	5.250	06/15/2043	3,681,815
10,000,000	4.500	06/15/2049	11,641,518
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
16,590,000	4.000	06/15/2044	18,711,941
New Jersey Transportation Trust Fund Authority Transportation RB Refunding Series 2018 A (Baa1/BBB)
2,000,000	5.000	12/15/2028	2,505,627
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)(g)
8,320,000	0.000	12/15/2032	6,663,301
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (A2/AA)
3,200,000	5.500	12/15/2022	3,359,220
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (Baa1/BB+)
1,670,000	4.000	01/01/2023	1,725,523
730,000	4.000	01/01/2024	753,807
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
1,000,000	5.000	01/01/2037	1,176,874
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (A2/AA)
1,000,000	5.000	11/01/2029	1,282,987
1,500,000	5.000	11/01/2030	1,913,178
1,000,000	5.000	11/01/2031	1,271,361
1,000,000	5.000	11/01/2032	1,268,856
725,000	5.000	11/01/2033	918,540
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (A3/BBB+)
10,000,000	4.000	06/01/2031	12,306,284
3,215,000	4.000	06/01/2032	4,013,416
The Camden County Improvement Authority RB Refunding for Rowan University Foundation, Inc. Series 2020 A (BAM) (A2/AA)
5,025,000	5.000	07/01/2029	6,425,196
5,310,000	5.000	07/01/2031	6,903,834
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (NR/BBB+)
2,200,000	5.000	06/01/2046	2,583,510
2,250,000	5.250	06/01/2046	2,687,730

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
$2,000,000	5.000%	06/01/2046	$ 2,329,076
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB+)
710,000	3.200	06/01/2027	718,747
Township of Rockaway GO Bonds Series 2017 (ST AID WITHHLDG) (Aa1/NR)
1,535,000	2.000	07/15/2022	1,550,156
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(f)
6,455,000	6.750	12/01/2041	6,758,449
Union County Utilities Authority RB Refunding for Covanta Union LLC Series 2011 A (AMT) (CNTY GTD) (NR/AA+)
4,730,000	5.250	12/01/2031	4,747,672

			517,071,717

New Mexico – 0.1%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
8,400,000	1.800	04/01/2029	8,499,828
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	5.000	09/01/2027	210,400
200,000	5.000	09/01/2029	250,436
450,000	5.000	09/01/2030	573,820
300,000	5.000	09/01/2031	381,084
350,000	5.000	09/01/2032	443,557

			10,359,125

New York – 9.1%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
4,065,000	1.625	11/01/2025	4,189,515
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
100,000	4.000	06/15/2026	112,292
100,000	4.000	06/15/2027	114,125
100,000	4.000	06/15/2028	115,761
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(f)
1,425,000	5.000	12/01/2041	1,639,435
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
300,000	4.000	06/15/2031	332,672
425,000	4.000	06/15/2041	470,047
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(f)
2,465,000	4.000	06/15/2027	2,458,871
City of New Rochelle RB for Iona College Project Series 2015 A (Baa2/BBB)
325,000	5.000	07/01/2025	371,035
335,000	5.000	07/01/2026	380,116
425,000	5.000	07/01/2027	481,148

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
City of Poughkeepsie GO Bonds Series 2021 (NR/NR)
$775,000	2.500%	04/29/2022	$ 778,737
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(f)
900,000	5.000	07/01/2040	1,089,565
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(f)(g)
29,200,000	0.000	06/01/2060	1,633,074
Essex County IDA Environmental Improvement Revenue Refunding Bonds Series 2019A (AMT) (BBB/NR) (PUTABLE)(b)(c)(d)
500,000	2.100	10/01/2024	520,259
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (Aaa/NR)(e)(f)
(1 Mo. LIBOR + 0.50%)
6,980,950	0.602	01/25/2033	6,997,610
Hudson Yards Infrastructure Corp. RB Refunding Series 2017 A (Aa2/AA-)
3,000,000	5.000	02/15/2042	3,545,403
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 C (NR/NR)
1,725,000	3.000	07/01/2025	1,734,682
Long Island Power Authority Electic System General RB Series 2019B (A/A)(b)(d)
12,825,000	1.650	09/01/2024	13,133,294
Long Island Power Authority RB Refunding Series 2014 C (A2/A)(d)(e)
(1M USD LIBOR + 0.75%)
9,000,000	0.821	10/01/2023	9,000,680
Metropolitan Transportation Authority RB Anticipation Notes Series 2019 B-1 (MIG2/SP-2)
54,680,000	5.000	05/15/2022	55,631,459
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (MIG2/SP-2)
8,305,000	4.000	02/01/2022	8,328,681
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A3/NR)(b)(d)
2,500,000	5.000	05/15/2030	3,169,450
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
625,000	5.000	11/15/2027	727,927
850,000	5.000	11/15/2028	985,887
Metropolitan Transportation Authority RB Green Bond Series 2019 B (BAM-TCRS) (A3/AA)
5,160,000	5.000	11/15/2052	6,288,921
Metropolitan Transportation Authority RB Green Bond Series 2019 C (AGM-CR) (A2/AA)
10,015,000	5.000	11/15/2041	12,485,387
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (AGM) (A2/AA)
4,380,000	4.000	11/15/2042	5,132,524
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
10,175,000	4.750	11/15/2045	12,190,882

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+) – (continued)
$3,250,000	5.000%	11/15/2050	$ 3,944,413
4,100,000	5.250	11/15/2055	5,057,499
Metropolitan Transportation Authority RB Green Bond Series 2020 D-2 (A3/BBB+)
4,725,000	4.000	11/15/2047	5,381,484
1,500,000	4.000	11/15/2048	1,707,067
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
1,050,000	4.000	11/15/2049	1,193,276
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
3,000,000	5.000	11/15/2028	3,722,351
3,450,000	5.000	11/15/2029	4,351,461
1,675,000	5.000	11/15/2030	2,149,374
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A3/BBB+)
1,340,000	5.000	11/15/2027	1,608,875
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
2,465,000	4.000	11/15/2032	2,815,885
Metropolitan Transportation Authority RB Refunding Series 2002 D-1 (A3/WR/BBB+)
4,545,000	5.000	11/01/2025	4,712,220
Metropolitan Transportation Authority RB Refunding Series 2015 D-1 (A3/BBB+)
8,675,000	5.000	11/15/2033	9,876,696
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
520,000	5.000	11/15/2027	615,184
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
735,000	5.000	11/15/2029	861,774
755,000	5.250	11/15/2031	891,345
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/BBB+)
1,075,000	5.000	11/15/2027	1,308,108
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A3/NR/BBB+)(d)(e)
(1M USD LIBOR + 0.55%)
7,465,000	0.618	11/01/2022	7,485,532
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
4,250,000	5.250	11/15/2028	4,938,259
Metropolitan Transportation Authority RB Series 2011 B (A3/WR/BBB+)(d)(e)
(1M USD LIBOR + 0.55%)
7,510,000	0.618	11/01/2022	7,530,655
Metropolitan Transportation Authority RB Series 2013 B (A3/BBB+)
2,530,000	5.000	11/15/2022	2,630,997
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
580,000	5.000	11/15/2028	683,035

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Series 2019 D-1 (MIG2/SP-2)
$10,600,000	5.000%	09/01/2022	$ 10,929,449
Metropolitan Transportation Authority RB Subseries 2015 A-1 (A3/BBB+)
475,000	5.000	11/15/2025	541,459
Nassau County Interim Finance Authority RB Refunding Series 2021 A (NR/AAA)
1,890,000	5.000	11/15/2032	2,540,841
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(g)
82,790,000	0.000	06/01/2060	6,571,920
New York City GO Bonds Fiscal 2012 Series I (Aa2/AA)(d)
3,000,000	5.000	08/01/2022	3,083,755
New York City GO Bonds Series 2018 E-1 (Aa2/AA)
4,725,000	5.000	03/01/2044	5,753,109
New York City GO Bonds Subseries 2014 I-2 (Aa2/VMIG1/AA/A-1)(b)
13,540,000	0.010	03/01/2040	13,540,000
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(b)(d)
3,500,000	2.750	12/29/2023	3,574,702
New York City IDA Pilot Revenue Refunding Bonds Series 2020A (AGM) (AA/BBB+)
1,000,000	5.000	03/01/2030	1,288,157
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (AGC) (NR/AA)
1,245,000	2.250	10/01/2029	1,263,496
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
1,050,000	5.000	01/01/2029	1,315,420
2,870,000	5.000	01/01/2030	3,661,448
1,650,000	5.000	01/01/2031	2,143,781
880,000	4.000	01/01/2032	1,064,156
3,540,000	3.000	01/01/2039	3,795,348
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
2,290,000	3.000	03/01/2036	2,481,465
2,555,000	3.000	03/01/2040	2,738,902
1,875,000	4.000	03/01/2045	2,166,469
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
2,125,000	4.000	03/01/2045	2,413,765
New York City Transitional Finance Authority Future Tax Secured RB Series 2020 C Subseries 2020 C-1 (Aa1/AAA)
3,525,000	4.000	05/01/2045	4,151,127
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (Aa1/AAA)
5,655,000	5.000	08/01/2039	6,284,645
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (Aa1/AAA)
15,685,000	2.570	11/01/2023	16,137,890

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (Aa1/AAA) – (continued)
$17,020,000	2.640%	11/01/2024	$ 17,680,429
11,900,000	2.740	11/01/2025	12,484,757
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (Aa1/VMIG1/AAA/A-1)(b)
60,965,000	0.010	11/01/2044	60,965,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-3 (Aa1/AAA)
10,000,000	4.000	05/01/2044	11,667,220
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2018 Sub-Series A-3 (AAA/AAA)
9,670,000	5.000	08/01/2040	11,708,930
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2020 Sub-Series A-2 (AAA/AAA)
2,000,000	5.000	05/01/2036	2,525,640
New York City Water & Sewer System RB for Second General Resolution Series 2018 BB (Aa1/AA+)
5,250,000	5.000	06/15/2046	6,318,836
New York City Water & Sewer System RB Refunding Series 2020 FF (Aa1/AA+)
5,645,000	4.000	06/15/2041	6,688,657
New York Convention Center Development Corp. RB Refunding for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
705,000	5.000	11/15/2040	810,673
New York Convention Center Development Corp. RB Refunding Series 2015 (A2/NR)
3,755,000	5.000	11/15/2030	4,345,679
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(g)
143,440,000	0.000	06/01/2060	9,824,779
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
4,840,000	3.500	02/15/2048	4,977,454
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(f)
12,380,000	5.000	11/15/2044	13,560,739
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
855,000	2.625	09/15/2069	886,150
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
1,070,000	2.800	09/15/2069	1,107,562
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (Aa2/AA+)
1,435,000	5.000	02/15/2027	1,718,675
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (Aa2/AA+)
6,235,000	5.000	02/15/2027	7,467,553

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2020 A (Aa2/NR)
$10,670,000	4.000%	03/15/2044	$ 12,570,174
New York State Dormitory Authority Northwell Health Obigated Group RB Series 2019B-2 (A-/A-)(b)(d)
5,770,000	5.000	05/01/2024	6,243,965
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
9,000,000	4.000	03/15/2038	10,978,510
14,500,000	4.000	03/15/2043	17,440,024
New York State Dormitory Authority RB for State of New York Sales Tax Revenue Series 2016 A (Aa2/AA+)
1,170,000	5.000	03/15/2030	1,398,845
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa2/AA+)
5,275,000	5.000	03/15/2026	6,258,666
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
1,400,000	5.000	07/01/2033	1,728,057
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
100,000	3.560	07/01/2026	104,835
100,000	3.670	07/01/2027	105,585
40,000	3.760	07/01/2028	42,478
200,000	3.820	07/01/2029	211,921
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,070,000	5.000	07/01/2027	1,268,544
1,130,000	5.000	07/01/2028	1,366,289
1,185,000	5.000	07/01/2029	1,457,763
745,000	5.000	07/01/2030	929,681
100,000	4.000	07/01/2031	115,283
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
540,000	5.000	07/01/2032	642,409
465,000	5.000	07/01/2034	551,451
1,005,000	5.000	07/01/2035	1,190,136
440,000	5.000	07/01/2036	520,136
545,000	4.000	07/01/2040	597,926
590,000	5.000	07/01/2041	691,674
2,315,000	4.000	07/01/2045	2,509,277
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
530,000	4.000	09/01/2036	616,091
500,000	4.000	09/01/2037	580,005
575,000	4.000	09/01/2038	665,903
615,000	4.000	09/01/2039	710,916
750,000	4.000	09/01/2040	865,627
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A3/A-)
1,080,000	5.000	05/01/2022	1,096,598
1,005,000	5.000	05/01/2023	1,066,685

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
$5,300,000	4.000%	07/01/2048	$ 6,210,830
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2021 A (NR/AA+)
4,400,000	4.000	03/15/2041	5,243,116
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa2/NR)
4,350,000	3.000	03/15/2038	4,732,292
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2021 (NR/AA+)
8,175,000	4.000	03/15/2042	9,716,686
5,010,000	5.000	03/15/2049	6,414,220
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)
5,000	5.000	03/15/2024	5,507
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000	3.000	04/01/2042	1,157,734
1,550,000	3.000	04/01/2048	1,617,089
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (Aa2/AA+)
425,000	4.900	03/15/2023	446,598
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(b)
5,350,000	0.175	07/01/2034	5,350,000
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR) (PUTABLE)(b)(c)(d)(f)
1,440,000	2.875	12/03/2029	1,529,615
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(b)(d)
750,000	2.750	09/02/2025	774,763
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(b)(d)
3,050,000	1.100	05/01/2027	3,050,071
New York State Urban Development Corp State Personal Income Tax RB Series 2020C (NR/AA+)
2,500,000	5.000	03/15/2038	3,230,053
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (Aa2/AA+)
5,000,000	5.000	03/15/2031	5,490,823
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (Aa2/NR)
7,000,000	3.000	03/15/2050	7,379,894
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (Aa2/AA+)
16,750,000	2.860	03/15/2024	17,425,680
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (Aa2/AA+)
11,875,000	2.980	03/15/2025	12,524,450

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
$9,545,000	5.000%	01/01/2023	$ 9,968,383
2,000,000	5.000	01/01/2027	2,387,181
1,170,000	5.000	01/01/2029	1,421,047
725,000	5.000	01/01/2031	871,914
8,150,000	5.000	01/01/2033	9,767,580
5,000,000	5.000	01/01/2034	5,983,991
14,460,000	4.000	01/01/2036	16,243,397
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
2,450,000	4.000	10/01/2030	2,860,829
7,045,000	5.000	10/01/2035	8,738,512
2,250,000	5.000	10/01/2040	2,765,625
11,100,000	4.375	10/01/2045	12,835,355
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
1,225,000	2.500	10/31/2031	1,293,291
575,000	4.000	10/31/2034	681,320
4,285,000	4.000	10/31/2041	4,993,309
2,240,000	4.000	10/31/2046	2,579,731
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A2/AA)
1,500,000	4.000	07/01/2046	1,610,124
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
500,000	5.000	12/01/2027	604,425
500,000	5.000	12/01/2028	616,684
500,000	5.000	12/01/2029	627,947
600,000	5.000	12/01/2036	755,915
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
1,150,000	5.000	12/01/2027	1,396,011
970,000	5.000	12/01/2028	1,203,571
1,105,000	5.000	12/01/2029	1,396,209
885,000	5.000	12/01/2030	1,139,495
1,060,000	5.000	12/01/2031	1,356,126
1,235,000	5.000	12/01/2032	1,581,420
1,370,000	5.000	12/01/2033	1,748,802
1,920,000	5.000	12/01/2034	2,445,778
1,680,000	5.000	12/01/2035	2,137,259
2,745,000	5.000	12/01/2036	3,486,736
2,480,000	5.000	12/01/2037	3,143,206
4,565,000	5.000	12/01/2038	5,775,709
1,650,000	4.000	12/01/2040	1,915,574
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
5,670,000	5.000	07/01/2041	6,230,213
29,910,000	5.250	01/01/2050	33,001,264

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (NR/B-)
$2,390,000	5.000%	08/01/2026	$ 2,412,214
2,250,000	5.000	08/01/2031	2,270,913
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
7,020,000	5.250	08/01/2031	8,381,959
5,675,000	5.375	08/01/2036	7,146,716
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
14,975,000	5.000	07/01/2046	16,438,069
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
420,000	4.000	12/01/2032	494,677
505,000	4.000	12/01/2033	593,887
420,000	4.000	12/01/2034	492,974
420,000	4.000	12/01/2035	492,378
525,000	4.000	12/01/2036	614,592
425,000	4.000	12/01/2037	496,515
420,000	4.000	12/01/2038	489,882
1,260,000	3.000	12/01/2039	1,345,551
840,000	3.000	12/01/2040	895,646
1,680,000	4.000	12/01/2049	1,927,855
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
345,000	4.000	07/01/2039	378,059
4,225,000	3.000	07/01/2044	4,176,925
Onondaga County Trust for Cultural Resources RB Refunding for Syracuse University Series 2019 (Aa3/AA-)
2,900,000	5.000	12/01/2040	3,719,750
Port Authority of New York & New Jersey Consolidated Bonds 227th Series (A+/A+)
14,560,000	3.000	10/01/2027	16,161,219
Port Authority of New York & New Jersey Consolidated RB Refunding Series 186 (AMT) (Aa3/A+)
10,000,000	5.000	10/15/2044	10,986,516
Port Authority of New York & New Jersey Consolidated RB Refunding Series 197 (AMT) (Aa3/A+)
2,910,000	5.000	11/15/2034	3,447,229
19,315,000	5.000	11/15/2041	22,620,727
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (Aa3/A+)
6,335,000	4.000	07/15/2046	7,370,363
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (Aa3/A+)
2,500,000	5.000	09/01/2033	3,119,660
2,000,000	5.000	09/01/2034	2,488,180

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (Aa3/A+)
$2,000,000	4.000%	07/15/2045	$ 2,299,969
1,500,000	4.000	07/15/2050	1,715,542
Port Authority of New York & New Jersey RB Refunding Series 205th (Aa3/A+)
5,775,000	5.250	05/15/2042	7,166,053
1,245,000	5.000	11/15/2042	1,519,277
Port Authority of New York & New Jersey RB Series Two Hundred and Fourteen (AMT) (Aa3/A+)
5,275,000	4.000	09/01/2043	6,112,709
State of New York GO Refunding Bonds Series 2021 B (Aa2/AA+)
16,500,000	1.250	03/15/2027	16,293,326
26,335,000	1.450	03/15/2028	26,103,065
State of New York GO Taxable Refunding Bonds Series 2019B (AA+/AA+)
23,650,000	2.260	02/15/2026	24,519,781
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
3,800,000	4.000	06/01/2050	4,378,376
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
600,000	5.000	09/01/2038	763,271
820,000	5.000	09/01/2039	1,041,161
805,000	4.000	09/01/2040	948,730
Utility Debt Securitization Authority Restructuring RB Series 2017 (Aaa/AAA)
4,400,000	5.000	12/15/2041	5,425,295
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
1,000,000	5.000	11/01/2023	1,079,280
1,000,000	5.000	11/01/2024	1,119,324
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	220,937
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
300,000	4.000	10/15/2030	345,481

			1,042,087,807

North Carolina – 1.0%
Charlotte-Mecklenburg Hospital Authority RB for Atrium Health Obligated Group Series 2021 C (Aa3/AA-)(b)(d)
9,700,000	5.000	12/01/2028	12,343,812
Charlotte-Mecklenburg Hospital Authority RB for Atrium Health Obligated Group Series 2021 D (Aa3/AA-)(b)(d)
7,250,000	5.000	12/01/2031	9,744,569
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(b)(c)(d)
375,000	2.000	10/01/2024	390,006

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(b)(c)(d)
$400,000	2.000%	10/01/2024	$ 416,007
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB) (PUTABLE)(b)(c)(d)
1,750,000	2.100	10/01/2024	1,820,908
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (Aaa/AAA)
5,250,000	5.000	03/01/2029	6,555,910
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (Aa1/NR)(d)
38,115,000	5.000	04/01/2022	38,563,297
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (NR/NR)
1,310,000	5.000	12/31/2037	1,442,480
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
680,000	4.000	09/01/2041	776,250
325,000	4.000	09/01/2046	369,251
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
155,000	3.000	03/01/2023	158,397
190,000	4.000	03/01/2024	201,131
235,000	4.000	03/01/2025	253,658
220,000	5.000	03/01/2026	250,067
270,000	5.000	03/01/2027	312,951
255,000	5.000	03/01/2028	300,244
250,000	4.000	03/01/2029	281,943
260,000	4.000	03/01/2030	293,142
270,000	4.000	03/01/2031	302,578
725,000	4.000	03/01/2036	802,268
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
500,000	5.000	10/01/2040	565,859
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
5,995,000	3.000	07/01/2045	6,321,000
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
910,000	4.000	09/01/2041	1,030,245
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	619,375
1,785,000	3.000	07/01/2027	1,877,396
1,040,000	4.000	07/01/2030	1,141,777
1,080,000	5.000	07/01/2031	1,227,996
1,110,000	5.000	07/01/2032	1,259,546
1,375,000	5.000	07/01/2033	1,557,715

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)(d)
$495,000	4.000%	09/01/2022	$ 507,011
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
3,000,000	3.000	01/01/2042	3,209,339
1,650,000	5.000	01/01/2049	2,060,084
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (NR/BBB)
4,500,000	5.000	01/01/2043	5,517,470
5,000,000	5.000	01/01/2044	6,114,996

			108,588,678

North Dakota – 0.1%
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (AGM) (A2/AA)
1,650,000	3.000	12/01/2039	1,748,059
City of Horace GO Refunding Bonds Series 2021 (Baa2/NR)
1,100,000	3.000	05/01/2041	1,132,423
2,750,000	3.000	05/01/2046	2,804,464

			5,684,946

Ohio – 1.9%
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A1/A)
2,290,000	6.973	02/15/2024	2,565,237
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A1/A)
1,585,000	5.000	02/15/2028	1,961,359
1,235,000	5.000	02/15/2029	1,559,673
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A1/A)
6,090,000	5.000	02/15/2025	6,941,240
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
440,000	5.000	06/01/2034	557,147
690,000	4.000	06/01/2037	807,299
920,000	4.000	06/01/2038	1,073,043
895,000	4.000	06/01/2039	1,040,409
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
5,070,000	3.000	06/01/2048	5,199,038
3,835,000	4.000	06/01/2048	4,312,061
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
39,750,000	5.000	06/01/2055	46,162,176
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(g)
35,885,000	0.000	06/01/2057	5,939,459

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
$400,000	5.000%	11/01/2022	$ 409,792
420,000	5.000	11/01/2023	442,071
City of Cleveland OH Airport System Revenue RB (NR/NR)
805,000	5.000	01/01/2022	805,000
City of Cleveland RB Refunding for Airport System Series 2019 A (A2/A-)
12,500,000	2.592	01/01/2026	12,903,996
City of Cleveland RB Refunding for Airport System Series 2019 B (AMT) (A2/A-)
1,235,000	5.000	01/01/2023	1,292,161
1,365,000	5.000	01/01/2024	1,483,895
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000	4.000	09/01/2040	432,100
625,000	4.000	09/01/2045	668,670
850,000	5.000	09/01/2049	979,610
County Of Franklin Healthcare Facilities Refunding Rb Series 2022 (NR/BBB) (NR/NR)(h)
4,225,000	4.000	07/01/2040	4,647,964
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
2,480,000	5.250	11/15/2040	2,831,690
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A2/A+)
5,625,000	5.000	08/01/2049	6,851,037
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
10,000,000	8.223	02/15/2040	14,538,828
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
2,865,000	5.500	02/15/2057	3,408,473
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
3,400,000	2.000	12/01/2031	3,435,223
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	2,079,979
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
250,000	5.000	12/01/2025	279,787
325,000	5.000	12/01/2026	370,906
325,000	5.000	12/01/2027	376,631
425,000	5.000	12/01/2028	499,416
400,000	5.000	12/01/2029	475,155
680,000	5.000	12/01/2030	802,147
800,000	5.000	12/01/2031	938,958
660,000	5.000	12/01/2032	771,651
1,170,000	5.000	12/01/2033	1,364,108
1,200,000	5.000	12/01/2035	1,393,930
650,000	5.000	12/01/2037	751,526

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-) – (continued)
$1,630,000	5.000%	12/01/2038	$ 1,880,420
Kent State University Taxable Refunding RB Series 2020 B (Aa3/A+)
1,500,000	2.321	05/01/2027	1,540,638
1,500,000	2.447	05/01/2028	1,544,137
Lakewood City School District GO Refunding Bonds Series 2014 C (Aa2/AA)
3,215,000	5.000	12/01/2027	3,629,013
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
250,000	4.000	12/01/2035	289,393
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(f)
700,000	4.500	01/15/2048	808,413
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
925,000	2.875	02/01/2026	971,527
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,305,000	2.875	02/01/2026	2,420,939
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
3,130,000	3.250	09/01/2029	3,387,614
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014A (BBB+/NR)(b)(d)
2,500,000	2.400	10/01/2029	2,621,558
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014B (BBB+/NR)(b)(d)
3,500,000	2.600	10/01/2029	3,678,635
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014C (BBB+/NR) (PUTABLE)(b)(c)(d)
8,000,000	2.100	10/01/2024	8,269,430
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
1,250,000	5.000	01/15/2035	1,536,260
1,645,000	5.000	01/15/2036	2,017,613
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
1,260,000	5.000	12/01/2042	1,464,654
1,250,000	5.000	12/01/2045	1,445,360
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
1,805,000	5.000	05/01/2027	2,178,586
1,535,000	5.000	05/01/2028	1,897,756
1,075,000	5.000	05/01/2029	1,358,506
2,270,000	5.000	05/01/2030	2,926,036
1,260,000	5.000	05/01/2032	1,610,472
1,045,000	5.000	05/01/2034	1,331,069
695,000	4.000	05/01/2037	815,911
1,115,000	4.000	05/01/2038	1,306,773
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(f)
925,000	5.000	12/01/2033	1,004,756

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(f) – (continued)
$1,795,000	5.000%	12/01/2038	$ 1,931,650
2,725,000	5.000	12/01/2048	2,895,944
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (NR/A-/A-2)
2,800,000	3.250	11/01/2022	2,861,660
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(b)(d)
1,500,000	4.375	06/15/2026	1,499,967
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(f)
390,000	3.750	12/01/2031	398,260
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(f)
4,375,000	7.000	12/01/2042	5,022,774
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
3,500,000	4.000	01/01/2038	3,961,636
960,000	4.000	01/01/2041	1,076,694

			214,936,899

Oklahoma – 0.3%
City of Tulsa GO Bonds Series 2021 (AA/NR)
3,800,000	2.000	11/01/2029	4,014,697
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (NR/A+)
4,250,000	5.000	06/01/2024	4,714,888
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
925,000	4.000	09/01/2045	1,040,166
840,000	5.000	09/01/2045	1,030,623
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
3,670,000	4.000	08/15/2048	4,085,759
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
2,150,000	5.000	08/15/2029	2,642,343
5,000,000	5.250	08/15/2048	6,111,854
3,125,000	5.500	08/15/2057	3,853,933
Oklahoma Municipal Power Authority RB Refunding Series 2021 B (AGM) (NR/AA)
640,000	1.602	01/01/2027	638,888
1,960,000	1.802	01/01/2028	1,958,900
1,500,000	1.951	01/01/2029	1,499,583
Oklahoma Turnpike Authority RB Second Senior Series 2017 C (Aa3/AA-)
1,400,000	4.000	01/01/2042	1,599,678
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(b)(d)
3,285,000	5.000	06/01/2025	3,666,033

			36,857,345

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – 0.7%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO Refunding Bonds Series 2018 A (SCH BD GTY) (Aa1/AA+)
$3,790,000	5.000%	06/15/2026	$ 4,523,250
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125	11/15/2040	263,858
120,000	5.250	11/15/2050	131,777
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
1,385,000	3.500	03/01/2029	1,441,339
1,540,000	3.750	03/01/2032	1,604,745
Hospital Facilities Authority of Multnomah County Refunding RB Series 2019 (A/A)(b)(d)
7,715,000	5.000	03/01/2025	8,548,126
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (NR/AA)
4,725,000	4.000	08/15/2045	5,529,310
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
500,000	5.000	08/15/2025	578,616
300,000	5.000	08/15/2026	357,947
400,000	5.000	08/15/2027	489,667
500,000	5.000	08/15/2028	625,907
500,000	5.000	08/15/2029	637,987
600,000	5.000	08/15/2030	780,180
1,775,000	5.000	08/15/2045	2,237,188
Oregon Business Development Commission Economic Development RB Series 250 (A+/NR) (PUTABLE)(b)(c)(d)
10,000,000	5.000	03/01/2022	10,072,251
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (Aa2/AA-)
8,895,000	5.000	07/01/2047	10,700,674
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
270,000	5.000	10/01/2028	337,006
525,000	5.000	10/01/2029	667,577
225,000	5.000	10/01/2035	284,397
Port of Portland RB for International Airport Series 2019 25-B (AMT) (NR/A+)
2,665,000	5.000	07/01/2032	3,335,092
2,365,000	5.000	07/01/2033	2,955,061
1,000,000	5.000	07/01/2034	1,249,090
1,000,000	5.000	07/01/2035	1,247,282
Portland Oregon Community College District GO Bonds Series 2013 (Aa1/AA+)(d)
2,050,000	5.000	06/15/2023	2,191,115
Portland Oregon Water System RB Refunding First Lien Series 2016 A (Aa1/NR)
7,090,000	4.000	04/01/2029	8,039,568

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Portland Oregon Water System RB Refunding Second Lien Series 2020 A (Aa2/NR)
$2,355,000	5.000%	05/01/2026	$ 2,799,772
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (Aa1/AA+)
1,175,000	1.250	08/01/2027	1,207,587
860,000	1.375	08/01/2028	884,087
875,000	1.500	08/01/2029	904,097
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(f)
190,000	5.000	11/01/2034	234,404
500,000	5.000	11/01/2036	615,660
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
4,155,000	5.000	06/15/2029	5,101,169
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
850,000	1.750	11/15/2026	850,758
1,195,000	5.000	11/15/2036	1,424,318

			82,850,862

Pennsylvania – 3.3%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A2/NR)
2,325,000	4.000	01/01/2039	2,721,605
1,900,000	4.000	01/01/2040	2,220,359
Allegheny County Airport Authority RB Series 2021 B (A2/NR)
1,505,000	5.000	01/01/2034	1,947,794
1,630,000	5.000	01/01/2035	2,105,057
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
4,000,000	5.000	04/01/2030	4,915,074
18,400,000	4.000	04/01/2044	20,514,022
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A2/A)
3,050,000	4.000	07/15/2035	3,581,816
3,180,000	4.000	07/15/2036	3,717,978
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
1,850,000	4.875	11/01/2024	2,009,697
1,350,000	5.125	05/01/2030	1,622,674
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)(h)
1,580,000	1.730	05/01/2022	1,579,772
1,525,000	1.830	05/01/2023	1,518,307
1,560,000	2.100	05/01/2024	1,544,505
150,000	5.000	05/01/2024	163,095
450,000	5.000	05/01/2025	504,114
480,000	5.000	05/01/2026	551,207
600,000	5.000	05/01/2027	704,668
600,000	5.000	05/01/2028	718,129
625,000	5.000	05/01/2029	761,085
700,000	5.000	05/01/2030	864,821

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)(h) – (continued)
$700,000	5.000%	05/01/2031	$ 878,250
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(f)
2,420,000	5.000	05/01/2027	2,831,597
1,600,000	5.000	05/01/2032	1,845,645
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(f)
400,000	5.000	05/01/2023	420,109
750,000	5.000	05/01/2028	891,871
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
325,000	5.000	07/01/2025	365,890
420,000	5.000	07/01/2026	485,385
425,000	5.000	07/01/2027	502,384
450,000	5.000	07/01/2028	542,557
475,000	5.000	07/01/2029	582,837
650,000	5.000	07/01/2030	810,553
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
100,000	5.000	10/01/2031	112,099
390,000	5.000	10/01/2032	436,508
410,000	5.000	10/01/2033	458,536
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
500,000	4.000	05/01/2036	583,016
425,000	4.000	05/01/2041	490,464
280,000	5.000	05/01/2047	346,764
City of Philadelphia Airport RB Refunding Series 2020 C (AMT) (A2/NR)
1,250,000	5.000	07/01/2030	1,612,091
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
2,075,000	4.000	03/01/2042	2,275,050
Coatesville School District GO Refunding Bonds Series 2017 (AGM ST AID WITHHLDG) (A1/AA)
1,000,000	5.000	08/01/2025	1,153,034
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
24,905,000	4.000	06/01/2039	28,442,043
Commonwealth of Pennsylvania COPS Series 2018 A (A2/A)
1,250,000	4.000	07/01/2046	1,403,759
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa3/A+)
3,925,000	5.000	08/15/2025	4,551,310
Commonwealth of Pennsylvania GO Refunding Series 2021 (Aa3/A+)
24,250,000	1.625	08/01/2028	23,855,870
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(f)
2,000,000	5.875	10/15/2040	2,435,227
6,375,000	6.250	10/15/2053	7,852,770

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Delaware County Authority RB for Villanova University Series 2015 (A1/AA-)
$4,945,000	5.000%	08/01/2045	$ 5,639,283
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (Ba1/BBB-)
1,025,000	3.950	07/01/2024	1,020,551
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	824,938
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(e)
(3M USD LIBOR + 0.77%)
15,800,000	0.858	05/01/2037	15,643,931
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000	4.000	06/01/2044	835,672
1,300,000	5.000	06/01/2044	1,610,640
3,325,000	4.000	06/01/2049	3,799,050
2,350,000	5.000	06/01/2049	2,895,806
Lancaster County Hospital Authority RB for Brethren Village Project Series 2017 (NR/NR)
900,000	5.000	07/01/2022	915,863
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
900,000	5.000	03/01/2040	1,019,366
Lancaster School District GO Refunding Bonds Series 2019 B (AGM ST AID WITHHLDG) (NR/AA)
500,000	4.000	06/01/2022	507,579
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
80,000	5.000	03/01/2024	86,157
150,000	5.000	03/01/2025	166,050
185,000	5.000	03/01/2026	209,611
150,000	5.000	03/01/2027	173,242
135,000	5.000	03/01/2028	158,165
160,000	5.000	03/01/2029	189,564
150,000	5.000	03/01/2030	179,222
285,000	5.000	03/01/2032	343,572
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
850,000	4.000	09/01/2037	982,191
850,000	4.000	09/01/2038	980,653
850,000	4.000	09/01/2039	978,944
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (NR/NR)
600,000	4.000	11/15/2043	688,612
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (NR/BBB+)
400,000	4.000	10/01/2036	441,044
400,000	4.000	10/01/2041	438,736

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)
December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
North Penn Water Authority RB Refunding Series 2019 (Aa3/NR)(e)
(SIFMA Municipal Swap Index Yield + 0.46%)
$1,600,000	0.520%	11/01/2023	$ 1,602,757
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,000,000	5.000	11/01/2039	1,136,095
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
155,000	5.000	05/01/2022	157,068
50,000	5.000	05/01/2023	52,651
100,000	5.000	05/01/2024	108,728
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (NR/BBB)
750,000	5.000	06/30/2042	873,152
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A1/A+)
8,250,000	3.000	04/01/2039	8,934,435
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
3,000,000	4.000	07/01/2033	3,384,789
1,800,000	4.000	07/01/2041	2,009,941
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2016 (A2/A)
1,060,000	4.000	03/15/2036	1,195,363
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,175,000	4.000	10/15/2039	1,413,454
1,050,000	4.000	10/15/2040	1,258,705
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(b)(d)
6,050,000	1.100	11/02/2026	6,085,102
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A2/A)
350,000	4.000	03/01/2037	405,430
675,000	5.000	03/01/2038	833,802
500,000	5.000	03/01/2039	616,637
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(e)
(3M USD LIBOR + 0.60%)
1,095,000	0.744	07/01/2027	1,085,002
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (A2/AA)
2,500,000	4.000	05/01/2040	2,930,407
4,120,000	5.000	05/01/2046	5,128,151
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (Aa3/AA)
4,000,000	5.000	09/15/2025	4,657,794

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania State GO Bonds Consolidated Loan of 2018 Series 2018 A (Aa3/A+)
$6,675,000	5.000%	08/15/2023	$ 7,178,783
Pennsylvania Turnpike Commission RB Refunding Series 2020 (A3/NR)
1,000,000	2.412	12/01/2027	1,032,208
Pennsylvania Turnpike Commission RB Series 2013 C (A1/A+)(d)
1,720,000	5.500	12/01/2023	1,890,267
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
30,675,000	5.250	12/01/2044	39,096,490
Pennsylvania Turnpike Commission RB Series 2018 A-2 (A1/NR) (Series A-2)
4,740,000	5.000	12/01/2043	5,858,797
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(e)
(SIFMA Municipal Swap Index Yield + 0.70%)
6,050,000	0.760	12/01/2023	6,078,158
Pennsylvania Turnpike Commission RB Series 2019 A (A3/NR)
4,250,000	5.000	12/01/2036	5,349,593
4,275,000	5.000	12/01/2038	5,361,888
21,160,000	5.000	12/01/2044	26,412,077
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A3/NR)
3,500,000	5.500	12/01/2042	4,248,980
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A3/NR)
10,000,000	5.250	06/01/2047	12,072,385
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000	06/15/2029	378,692
1,000,000	5.000	06/15/2039	1,099,992
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
450,000	5.000	08/01/2030	527,554
290,000	5.000	08/01/2040	351,954
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(f)
900,000	5.000	06/15/2040	1,049,515
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (Baa3/BBB)
1,760,000	5.625	07/01/2042	1,804,867
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
4,500,000	5.000	07/01/2028	5,457,839
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (A2/AA)
850,000	5.000	09/01/2034	1,081,343
1,755,000	5.000	09/01/2035	2,228,178
1,700,000	5.000	09/01/2036	2,154,820
1,700,000	5.000	09/01/2037	2,150,639

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (NR/AA)
$2,125,000	4.000%	09/01/2034	$ 2,536,717
425,000	4.000	09/01/2035	505,962
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
450,000	5.000	11/15/2028	460,237
State Public School Building Authority RB Refunding for Philadelphia School District Project Series 2016 A (AGM ST AID WITHHLDG) (A1/AA)
2,525,000	5.000	06/01/2031	3,013,372
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
1,100,000	5.000	01/01/2035	1,285,471
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
200,000	4.000	10/01/2023	206,252
750,000	4.000	10/01/2029	799,548
425,000	5.000	10/01/2039	480,492
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,100,000	5.000	11/01/2044	4,136,381
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-2 (NR/BB-)(b)(d)
1,915,000	5.000	02/01/2027	2,164,553
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-3 (NR/BB-)(b)(d)
2,800,000	5.000	02/01/2030	3,311,893
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
1,400,000	5.000	07/01/2027	1,697,641
620,000	5.000	07/01/2028	769,066
1,725,000	5.000	07/01/2029	2,182,999
440,000	5.000	07/01/2030	566,642

			382,011,548

Puerto Rico – 4.8%
Commonwealth of Puerto Rico GO Bonds Series 1998 (NR/NR)*
125,000	5.250	07/01/2018	124,375
Commonwealth of Puerto Rico GO Bonds Series 2006 B (NR/NR)*
390,000	5.250	07/01/2016	388,050
500,000	5.250	07/01/2017	497,500
Commonwealth of Puerto Rico GO Refunding Bonds Series 2009 A (NR/NR)*
2,000,000	6.000	07/01/2039	2,007,500
Commonwealth of Puerto Rico GO Refunding Bonds Series 2012 A (NR/NR)*
9,530,000	5.000	07/01/2041	8,565,087
Commonwealth of Puerto Rico GO Refunding Bonds Series 2014 A (NR/NR)*
83,845,000	8.000	07/01/2035	74,412,438

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Aqueduct & Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)(f)(h)
$3,230,000	4.000%	07/01/2047	$ 3,530,534
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(f)
750,000	5.000	07/01/2047	889,494
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(f)(h)
6,895,000	5.000	07/01/2033	8,493,962
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (WR/NR)
1,570,000	6.125	07/01/2024	1,695,502
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (WR/NR)
515,000	4.250	07/01/2025	524,614
1,000,000	5.000	07/01/2033	1,022,348
6,100,000	5.125	07/01/2037	6,240,060
1,060,000	5.750	07/01/2037	1,087,588
18,900,000	5.250	07/01/2042	19,345,547
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(f)
2,750,000	5.000	07/01/2033	3,436,570
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL) (Baa2/NR)
2,450,000	6.000	07/01/2027	2,475,388
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (A3/AA)
930,000	5.250	07/01/2041	1,011,470
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (WR/NR)
9,440,000	5.250	07/01/2038	9,587,178
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
3,425,000	5.250	07/01/2033	3,731,789
165,000	5.250	07/01/2034	178,527
5,430,000	5.250	07/01/2036	5,846,723
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (A2/AA)
40,000	5.500	07/01/2031	44,874
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (WR/NR)
1,215,000	5.500	07/01/2023	1,253,823
545,000	5.500	07/01/2024	559,243
520,000	0.000	07/01/2028	394,970
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(e)
(3M USD LIBOR + 0.52%)
21,915,000	0.664	07/01/2029	21,844,802
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
350,000	5.250	07/01/2029	374,266
215,000	5.250	07/01/2030	229,317

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR) – (continued)
$1,150,000	5.250%	07/01/2032	$ 1,225,766
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
1,000,000	5.250	07/01/2019	981,250
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (NR/NR)*
9,375,000	5.250	07/01/2040	9,375,000
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (NR/NR)*
8,215,000	6.750	07/01/2036	8,410,106
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
590,915	10.000	01/01/2021	613,813
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
590,915	10.000	07/01/2021	613,813
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
196,972	10.000	01/01/2022	205,343
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
196,972	10.000	07/01/2022	208,790
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (AGC) (A3/AA)
60,000	5.250	07/01/2041	65,256
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL) (Baa2/NR)
7,175,000	5.250	07/01/2035	7,648,779
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGC) (A3/AA)
165,000	5.500	07/01/2031	185,106
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
600,000	5.250	07/01/2032	663,206
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (A2/AA)
90,000	5.500	07/01/2029	100,363
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC FGIC) (A3/AA)
180,000	5.250	07/01/2039	195,092
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (A3/AA)
355,000	5.250	07/01/2034	384,103
23,140,000	5.250	07/01/2036	24,913,329
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC) (A2/AA)
2,165,000	5.500	07/01/2029	2,414,285
2,230,000	5.250	07/01/2034	2,412,816
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC-ICC) (A2/AA)
295,000	5.500	07/01/2026	324,866

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (WR/NR)
$2,925,000	5.250%	07/01/2030	$ 2,973,110
2,970,000	5.250	07/01/2031	3,015,784
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL) (Baa2/NR)
1,240,000	5.250	07/01/2032	1,321,696
1,760,000	5.250	07/01/2033	1,878,168
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (WR/NR)*
3,000,000	5.500	07/01/2026	1,770,000
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-IBC) (Baa2/NR)
5,265,000	4.750	07/01/2038	5,331,477
Puerto Rico Highway & Transportation Authority RB Series 2007 N (AMBAC-TCRS-BNY) (WR/NR)
160,000	5.500	07/01/2026	165,244
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (WR/NR)(g)
1,750,000	0.000	07/01/2037	852,344
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC ST GTD) (WR/NR)(b)
3,240,000	10.000	07/01/2035	3,337,120
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series 2019A-2B (NR/NR) (NR/NR)
10,435,000	4.550	07/01/2040	11,896,996
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(g)
426,000	0.000	07/01/2024	411,239
16,610,000	0.000	07/01/2027	15,357,849
3,658,000	0.000	07/01/2029	3,210,315
25,338,000	0.000	07/01/2031	20,613,641
21,539,000	0.000	07/01/2033	16,326,465
18,924,000	0.000	07/01/2046	6,430,933
35,717,000	0.000	07/01/2051	8,751,176
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
81,794,000	4.329	07/01/2040	92,165,283
143,000	4.536	07/01/2053	161,554
7,274,000	4.784	07/01/2058	8,325,918
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
19,288,000	4.500	07/01/2034	21,085,696
1,555,000	4.550	07/01/2040	1,772,863
14,865,000	4.750	07/01/2053	16,984,392
54,091,000	5.000	07/01/2058	62,613,421

			547,487,305

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM MUN GOVT GTD) (Aa3/AA)
$500,000	5.000%	05/15/2024	$ 554,736

South Carolina – 0.3%
City of Anderson Water & Sewer System Refuning Revenue Bonds Series 2022 (A+/NR)(h)
3,060,000	5.000	07/01/2028	3,751,484
Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
1,385,000	4.000	05/01/2025	1,543,933
1,570,000	4.000	05/01/2026	1,744,222
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (Aa1/AA)
2,495,000	5.000	02/01/2031	3,126,116
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (Aa1/AA)
4,530,000	5.000	03/01/2031	5,480,087
1,615,000	4.000	03/01/2032	1,872,304
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(f)
905,000	3.000	11/01/2026	906,966
900,000	3.625	11/01/2031	903,321
1,170,000	3.750	11/01/2036	1,172,318
South Carolina Ports Authority RB Series 2018 (AMT) (A1/A+)
3,750,000	5.000	07/01/2037	4,557,576
South Carolina Public Service Authority RB Series 2016 D (A2/A)
5,505,000	2.388	12/01/2023	5,657,993
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A2/A)
875,000	3.056	12/01/2023	910,349
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A2/AA)
500,000	5.000	04/15/2032	638,426
500,000	5.000	04/15/2033	637,296
500,000	5.000	04/15/2034	636,241
450,000	5.000	04/15/2035	571,613
425,000	4.000	04/15/2036	503,230
550,000	4.000	04/15/2037	649,857
525,000	4.000	04/15/2038	619,276
700,000	4.000	04/15/2039	824,159
750,000	4.000	04/15/2040	881,638

			37,588,405

South Dakota – 0.1%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
650,000	4.000	08/01/2041	734,536
1,200,000	4.000	08/01/2051	1,336,243
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/AA+)
630,000	5.000	01/01/2024	686,849

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Dakota – (continued)
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/AA+) – (continued)
$1,075,000	5.000%	01/01/2025	$ 1,215,757
730,000	5.000	01/01/2026	852,224
South Dakota Health & Educational Facitlites Authority RB Series 2019A (AA-/NR)(b)(d)
3,525,000	5.000	07/01/2024	3,868,531

			8,694,140

Tennessee – 0.7%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
1,115,000	5.000	08/01/2035	1,398,015
500,000	4.000	08/01/2036	587,002
1,100,000	4.000	08/01/2044	1,263,046
City of Clarksville RB for Water Sewer & Gas Series 2021 A (Aa2/NR)
12,950,000	4.000	02/01/2051	15,385,588
City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000	4.000	06/01/2037	1,449,759
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
6,020,000	5.000	07/01/2034	6,405,043
1,800,000	4.000	07/01/2040	2,043,152
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (A3/NR)
400,000	5.000	07/01/2040	471,324
3,600,000	5.000	07/01/2046	4,217,298
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
55,000	3.000	10/01/2024	56,695
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(f)
650,000	4.500	06/01/2028	711,033
Tennergy Corp. RB for Gas Supply Revenue Series 2019 A (Aa2/NR)(b)(d)
11,325,000	5.000	10/01/2024	12,620,665
Tennergy Corporation Tenn Gas Supply RB Series 2021 A (A1/NR)(b)(d)
26,225,000	4.000	09/01/2028	30,636,737

			77,245,357

Texas – 7.9%
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
60,000	5.000	08/15/2022	61,401
155,000	5.000	08/15/2023	164,179
195,000	5.000	08/15/2024	212,743
180,000	5.000	08/15/2025	201,403
190,000	5.000	08/15/2026	217,525
200,000	5.000	08/15/2027	232,272
80,000	5.000	08/15/2028	92,414
80,000	4.000	08/15/2029	88,014

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB) – (continued)
$80,000	4.000%	08/15/2030	$ 87,638
90,000	4.000	08/15/2031	98,403
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 B (NR/BB)
155,000	2.950	08/15/2022	155,276
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000	5.000	01/01/2029	1,536,342
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A3/A-)
530,000	5.000	01/01/2026	618,966
595,000	5.000	01/01/2027	715,239
620,000	5.000	01/01/2028	762,866
650,000	5.000	01/01/2029	816,289
690,000	5.000	01/01/2030	883,887
1,010,000	5.000	01/01/2032	1,285,485
1,115,000	5.000	01/01/2034	1,409,654
585,000	5.000	01/01/2035	738,163
610,000	5.000	01/01/2036	767,306
645,000	5.000	01/01/2037	809,704
675,000	5.000	01/01/2038	845,443
1,420,000	5.000	01/01/2039	1,775,415
Central Texas Regional Mobility Authority RB Series 2021 C (Baa1/BBB+)
12,945,000	5.000	01/01/2027	15,029,184
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds Series 2021D (A-/NR)
1,100,000	4.000	01/01/2040	1,306,396
Cities of Dallas & Fort Worth International Airport Joint Revenue Refunding Bonds Series 2021A (Non-Amt) (NR/A+)
3,850,000	4.000	11/01/2036	4,633,629
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(f)
250,000	5.750	09/01/2029	275,989
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(f)
377,000	3.250	09/15/2026	376,825
City of Arlington Special Tax for Senior Lien Series 2018 A (AGM) (A1/AA)
1,325,000	5.000	02/15/2037	1,610,878
City of Austin RB for Airport System Series 2019 B (AMT) (A1/A)
1,700,000	5.000	11/15/2032	2,146,036
2,000,000	5.000	11/15/2033	2,520,984
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A1/A)
1,510,000	5.000	11/15/2022	1,572,098
1,950,000	5.000	11/15/2023	2,118,343
4,845,000	5.000	11/15/2024	5,439,311
1,150,000	5.000	11/15/2025	1,334,711
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(f)
710,000	4.000	11/01/2023	728,880

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(f) – (continued)
$1,290,000	4.500%	11/01/2024	$ 1,332,263
2,815,000	4.000	11/01/2028	2,995,224
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(f)
495,000	2.500	09/01/2025	501,869
140,000	3.125	09/01/2030	143,186
180,000	3.250	09/01/2030	186,325
355,000	4.000	09/01/2040	376,041
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(f)
174,000	2.500	09/01/2026	174,369
158,000	3.000	09/01/2031	158,755
329,000	3.375	09/01/2041	330,204
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(f)(h)
285,000	2.750	09/01/2027	284,848
332,000	3.125	09/01/2032	330,655
City of Celina Special Assessment RB Series 2022 (NR/NR)(f)(h)
215,000	2.875	09/01/2027	214,884
250,000	3.250	09/01/2032	249,770
1,175,000	3.500	09/01/2042	1,173,250
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
220,000	4.200	09/01/2027	240,748
575,000	4.800	09/01/2037	625,361
650,000	5.250	09/01/2046	712,458
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(f)
75,000	4.375	09/01/2023	77,140
300,000	5.375	09/01/2038	345,633
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
151,000	4.625	09/01/2023	155,742
370,000	5.000	09/01/2028	415,391
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(f)
190,000	3.250	09/01/2026	190,738
185,000	3.750	09/01/2031	186,724
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
314,000	3.375	09/15/2026	318,108
410,000	4.000	09/15/2031	422,149
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(f)
695,000	2.875	09/01/2026	694,383
398,000	3.375	09/01/2031	397,662
1,206,000	3.750	09/01/2041	1,194,358

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(f)
$388,000	2.625%	08/15/2025	$ 392,437
171,000	3.375	08/15/2030	176,530
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(f)
497,000	2.750	08/15/2026	498,333
612,000	3.375	08/15/2031	616,729
846,000	3.750	08/15/2041	852,099
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(f)
150,000	3.125	08/15/2024	153,031
340,000	3.500	08/15/2029	363,054
1,905,000	4.000	08/15/2039	2,030,601
1,825,000	4.250	08/15/2049	1,950,770
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
150,000	4.000	08/15/2025	163,165
155,000	4.000	08/15/2026	171,157
160,000	4.000	08/15/2027	178,836
165,000	4.000	08/15/2028	186,012
170,000	4.000	08/15/2029	192,913
925,000	3.000	08/15/2034	965,417
City of Fort Worth Water & Sewer System RB Refunding & Improvement Series 2015 A (Aa1/AA+)
8,245,000	5.000	02/15/2024	9,052,663
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
400,000	4.125	09/01/2027	426,950
1,350,000	4.625	09/01/2037	1,484,384
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
100,000	3.250	09/01/2022	100,999
570,000	4.500	09/01/2027	622,899
1,800,000	4.500	09/01/2037	1,967,452
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
425,000	4.000	09/01/2024	458,353
440,000	4.000	09/01/2025	483,792
460,000	4.000	09/01/2026	515,090
480,000	4.000	09/01/2027	544,802
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(f)
256,000	3.250	09/01/2031	258,434
1,271,000	3.625	09/01/2041	1,285,444
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(f)
150,000	3.250	09/01/2024	153,161
290,000	3.625	09/01/2029	311,188
785,000	4.125	09/01/2039	852,276

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
$895,000	3.000%	10/01/2025	$ 915,719
645,000	3.000	10/01/2030	664,244
440,000	3.250	10/01/2033	456,632
City of Houston GO Bonds Refunding Series 2019 A (Aa3/AA)
13,745,000	5.000	03/01/2029	17,549,059
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (NR/A)(d)
2,300,000	5.000	07/01/2022	2,353,710
2,500,000	5.000	07/01/2022	2,558,380
City of Houston RB Refunding for Airport System Subordinated Lien Series 2012 B (NR/A)(d)
23,250,000	5.000	07/01/2022	23,804,629
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
233,000	2.625	09/01/2026	233,543
206,000	3.250	09/01/2031	207,386
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(f)
939,000	3.500	09/01/2041	950,318
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR) (NR/NR)(f)
360,000	3.125	09/01/2031	363,050
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(f)
375,000	2.750	09/01/2026	376,635
392,000	3.500	09/01/2031	396,725
900,000	3.875	09/01/2041	910,686
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
130,000	5.000	08/15/2024	142,931
130,000	5.000	08/15/2025	147,242
150,000	5.000	08/15/2026	174,303
100,000	5.000	08/15/2027	118,855
125,000	5.000	08/15/2028	151,492
150,000	5.000	08/15/2029	184,766
200,000	5.000	08/15/2030	244,977
280,000	5.000	08/15/2032	340,596
300,000	5.000	08/15/2034	363,755
175,000	5.000	08/15/2035	211,901
250,000	5.000	08/15/2036	301,625
250,000	5.000	08/15/2037	301,048
300,000	5.000	08/15/2038	360,709
300,000	5.000	08/15/2039	360,101
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(f)
525,000	2.500	09/01/2026	524,991
634,000	3.000	09/01/2031	631,876
1,537,000	3.375	09/01/2041	1,535,829

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(f)
$390,000	2.625%	09/15/2026	$ 390,812
230,000	3.125	09/15/2031	230,150
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(f)
431,000	3.375	09/01/2031	435,085
628,000	3.750	09/01/2041	635,093
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(f)
600,000	3.875	09/01/2024	617,459
1,180,000	4.750	09/01/2044	1,295,147
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(f)
210,000	2.625	09/01/2025	210,978
505,000	3.125	09/01/2030	509,572
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(f)
425,000	4.250	09/01/2029	457,004
1,000,000	4.875	09/01/2044	1,102,422
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
620,000	2.750	09/01/2025	629,211
430,000	3.125	09/01/2030	445,275
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000	3.000	09/15/2036	2,158,004
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(f)
125,000	3.500	09/15/2024	128,679
250,000	3.750	09/15/2029	269,996
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(f)
155,000	4.375	09/15/2029	168,323
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (NR/NR)(d)
1,415,000	4.000	09/01/2023	1,499,996
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(f)
470,000	2.500	09/01/2025	474,883
330,000	3.125	09/01/2030	338,660
845,000	4.000	09/01/2040	899,814
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(f)(h)
650,000	2.625	09/01/2027	647,119
750,000	3.125	09/01/2032	749,308
1,772,000	3.375	09/01/2042	1,769,334

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
$210,000	2.500%	09/15/2026	$ 209,904
210,000	3.125	09/15/2026	209,903
250,000	3.125	09/15/2031	249,785
310,000	3.750	09/15/2031	309,986
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(f)
210,000	3.750	09/15/2025	217,357
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
350,000	3.375	09/01/2026	349,840
350,000	3.875	09/01/2031	349,706
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(f)
150,000	3.500	09/15/2024	154,348
280,000	3.750	09/15/2029	302,898
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(f)
205,000	2.625	09/15/2026	204,906
240,000	3.125	09/15/2031	239,793
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(f)
200,000	5.000	09/15/2024	206,732
400,000	5.250	09/15/2029	440,143
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(f)
405,000	4.250	09/15/2024	418,263
375,000	5.125	09/15/2024	387,424
795,000	4.500	09/15/2029	874,310
775,000	5.375	09/15/2029	853,587
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(f)
410,000	3.500	09/15/2031	415,003
1,000,000	3.875	09/15/2041	1,010,041
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(f)
262,000	4.500	09/01/2025	271,353
130,000	4.875	09/01/2025	134,874
465,000	4.875	09/01/2030	502,964
265,000	5.250	09/01/2030	287,858
475,000	5.250	09/01/2040	517,001
310,000	5.625	09/01/2040	337,776
815,000	4.125	09/01/2049	883,680
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(f)
325,000	2.500	09/01/2025	328,640
455,000	3.250	09/01/2030	470,990
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(f)
75,000	3.125	09/01/2024	76,743

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(f) – (continued)
$140,000	3.500%	09/01/2029	$ 149,936
360,000	4.000	09/01/2039	394,784
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(f)
360,000	2.375	09/01/2026	359,679
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(f)
250,000	4.000	09/01/2028	268,336
1,585,000	4.500	09/01/2048	1,674,967
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(f)
2,875,000	4.375	09/15/2051	2,918,019
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(f)
1,969,000	4.000	09/15/2051	2,042,714
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(f)
96,000	3.500	09/01/2024	98,527
321,000	3.750	09/01/2029	344,587
852,000	4.250	09/01/2039	927,511
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(f)
180,000	3.375	09/01/2030	187,864
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
215,000	4.000	09/01/2024	222,078
415,000	4.250	09/01/2029	456,893
655,000	4.875	09/01/2039	736,066
1,000,000	5.000	09/01/2049	1,115,599
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
299,000	3.375	09/01/2041	299,191
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(f)
185,000	3.750	09/01/2024	189,628
365,000	4.000	09/01/2029	391,293
580,000	5.000	09/01/2029	627,515
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(f)
305,000	3.250	09/01/2030	321,393
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(f)
313,000	2.375	09/01/2026	313,378
469,000	3.250	09/01/2041	470,748
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(f)
250,000	2.625	09/15/2026	249,830
355,000	3.125	09/15/2031	355,124
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(f)
535,000	2.625	09/15/2025	541,240
405,000	3.375	09/15/2030	418,111

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(f)
$225,000	3.625%	09/15/2030	$ 236,225
210,000	4.375	09/15/2030	219,044
500,000	4.125	09/15/2040	529,262
400,000	4.875	09/15/2040	424,161
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(f)
180,000	3.750	09/15/2024	185,504
370,000	4.125	09/15/2029	406,705
1,050,000	4.625	09/15/2039	1,146,159
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(f)
575,000	2.500	09/15/2025	581,727
305,000	3.250	09/15/2030	313,982
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(b)(d)
26,495,000	1.750	12/01/2024	27,597,327
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(b)(d)
30,610,000	1.750	12/01/2024	31,738,759
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2018 (A+/AA-)(b)(d)
2,800,000	2.750	12/01/2022	2,861,799
City of San Antonio RB Refunding for Electric & Gas Systems Series 2019 (Aa1/AA-)
1,505,000	4.000	02/01/2028	1,780,839
2,000,000	4.000	02/01/2029	2,409,329
2,000,000	4.000	02/01/2030	2,446,204
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
355,000	4.375	09/01/2025	362,139
500,000	4.875	09/01/2030	531,173
635,000	5.375	09/01/2040	686,882
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)(f)(h)
300,000	3.750	09/01/2027	299,991
425,000	4.000	09/01/2032	422,803
1,221,000	4.250	09/01/2042	1,209,362
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(f)
1,110,000	3.375	09/15/2041	1,106,002
Clifton Higher Education Finance Corp. RB for IDEA Public Schools Series 2019 (PSF-GTD) (NR/AAA)
2,900,000	4.000	08/15/2030	3,486,098
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
445,000	5.000	04/01/2025	508,756
400,000	5.000	04/01/2026	472,431
550,000	5.000	04/01/2027	668,083
635,000	5.000	04/01/2028	790,894
465,000	5.000	04/01/2029	592,555

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR) – (continued)
$365,000	5.000%	04/01/2030	$ 474,646
700,000	4.000	04/01/2031	845,997
575,000	4.000	04/01/2035	682,414
1,345,000	4.000	04/01/2037	1,584,721
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000	4.000	08/15/2036	5,074,637
3,875,000	4.000	08/15/2037	4,495,334
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(f)
370,000	3.000	09/01/2031	369,683
961,000	3.250	09/01/2041	959,586
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
1,970,000	5.000	02/01/2025	2,242,259
2,095,000	5.000	02/01/2026	2,466,908
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
475,000	2.500	10/01/2031	474,489
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)
325,000	3.500	10/01/2031	324,661
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
75,000	5.000	10/01/2028	92,736
90,000	5.000	10/01/2029	113,309
95,000	5.000	10/01/2030	121,946
75,000	5.000	10/01/2031	97,662
75,000	5.000	10/01/2032	97,107
145,000	5.000	10/01/2033	187,095
160,000	5.000	10/01/2034	206,006
175,000	5.000	10/01/2035	224,786
175,000	5.000	10/01/2036	224,543
450,000	4.000	10/01/2041	523,386
650,000	4.000	10/01/2046	741,731
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(f)
350,000	2.500	09/15/2025	354,121
350,000	3.250	09/15/2030	360,502
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(f)
335,000	3.500	09/01/2026	335,768
395,000	4.125	09/01/2031	398,369
Dallas Area Rapid Transit RB Refunding Series 2016 A (Aa2/AA+)(d)
8,325,000	5.000	12/01/2025	9,756,532
Dallas Independent School District GO Refunding Bonds Series 2021 A (PSF-GTD) (Aaa/AAA)
21,650,000	5.000	02/15/2028	26,994,595
Dallas-Fort Worth International Airport Joint RB Improvement Bonds Series 2014 B (AMT) (NR/A)
1,700,000	5.000	11/01/2022	1,767,821

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (NR/A)
$2,500,000	5.250%		11/01/2030	$ 2,707,614
Denton Independent School District Variable Rate UT School Building Bonds Series 2014-B (PSF-GTD) (AAA/AAA)(b)(d)
4,000,000	2.000		08/01/2024	4,155,030
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(f)
125,000	3.750		08/15/2024	126,763
235,000	4.000		08/15/2029	241,894
775,000	4.500		08/15/2035	803,222
575,000	5.000		08/15/2044	600,623
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
1,175,000	3.125		08/15/2036	1,163,397
950,000	3.250		08/15/2041	928,367
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
395,000	5.000		09/01/2027	424,876
225,000	5.000		09/01/2032	236,980
330,000	5.125		09/01/2037	343,965
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (NR/AA+)
18,225,000	5.000		10/01/2037	22,630,886
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
2,950,000	0.000	(a)	10/01/2046	3,435,734
4,075,000	0.000	(a)	10/01/2047	4,751,483
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
400,000	4.000		09/01/2026	447,712
470,000	5.000		09/01/2027	557,171
500,000	5.000		09/01/2028	600,890
745,000	5.000		09/01/2029	908,772
465,000	4.000		09/01/2031	536,246
415,000	4.000		09/01/2033	476,615
650,000	4.000		09/01/2034	745,053
580,000	4.000		09/01/2036	662,579
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A1/A+)(b)(d)
8,000,000	5.000		12/01/2024	9,011,128
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2019 A (NR/A)(d)(e)
(1M USD LIBOR + 0.65%)
7,050,000	0.721		07/01/2024	7,077,392
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A1/A+)
4,700,000	5.000		12/01/2024	5,300,873

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A1/A+)(b)(d)
$6,500,000	5.000%	12/01/2026	$ 7,777,022
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A1/A+)(e)
(SIFMA Municipal Swap Index Yield + 0.95%)
6,770,000	1.010	06/01/2023	6,816,009
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,400,000	5.000	05/15/2030	1,763,163
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(e)
(3M USD LIBOR + 0.67%)
19,920,000	0.775	08/15/2035	19,835,278
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(f)
745,000	4.000	09/01/2029	791,799
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
95,000	3.000	09/01/2024	100,433
100,000	3.500	09/01/2025	108,656
100,000	3.500	09/01/2026	109,963
105,000	3.500	09/01/2027	115,917
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
3,295,000	5.000	07/15/2028	3,920,755
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
830,000	5.000	07/01/2027	969,870
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
2,480,000	5.000	07/15/2027	2,899,923
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
4,250,000	5.000	07/15/2027	4,969,625
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A1/NR)
360,000	5.000	07/01/2031	447,185
325,000	5.000	07/01/2032	403,364
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A1/NR)
2,000,000	5.000	07/01/2029	2,489,809
2,175,000	5.000	07/01/2030	2,701,330
2,185,000	5.000	07/01/2031	2,714,167
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
440,000	3.375	10/01/2037	440,686
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,425,000	4.000	02/15/2042	3,919,597

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(f)
$1,315,000	5.000%	09/01/2038	$ 1,463,382
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
145,000	2.000	09/01/2024	146,879
150,000	2.000	09/01/2025	151,908
150,000	2.000	09/01/2026	151,071
150,000	2.000	09/01/2027	149,982
155,000	2.000	09/01/2028	153,341
160,000	2.000	09/01/2029	156,739
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (PSF-GTD) (NR/NR)(d)(g)
3,550,000	0.000	08/15/2024	1,688,855
14,400,000	0.000	08/15/2024	5,177,753
15,565,000	0.000	08/15/2024	4,962,311
Love Field Airport Modernization Corp. RB Refunding Series 2021 (AMT) (NR/A-)
3,615,000	5.000	11/01/2026	4,302,419
2,620,000	5.000	11/01/2027	3,191,067
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
2,000,000	5.000	05/15/2030	2,539,710
1,520,000	5.000	05/15/2031	1,923,947
Lower Neches Valley Authority Industrial Development Corp. RB Refunding for Exxon Capital Ventures, Inc. Series 2012 (Aa2/VMIG1/AA-/A-1+)(b)
13,215,000	0.010	05/01/2046	13,215,000
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (Aaa/AAA)
1,250,000	4.000	02/15/2040	1,449,575
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (Baa2/A-)
6,350,000	2.600	11/01/2029	6,743,009
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (NR/AA)
2,500,000	3.000	09/01/2043	2,686,894
1,500,000	3.000	09/01/2048	1,599,867
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(f)
5,575,000	4.625	10/01/2031	5,863,130
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
795,000	5.250	02/15/2030	850,777
405,000	5.375	02/15/2035	452,398
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
1,370,000	5.000	09/15/2032	1,544,856
710,000	5.000	09/15/2033	799,988
750,000	5.000	09/15/2034	844,293
790,000	5.000	09/15/2035	888,713

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(f)
$1,585,000	4.000%	08/15/2036	$ 1,811,778
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (A2/AA)
250,000	5.000	04/01/2046	272,290
New Hope Cultural Education Facilities Finance Corp. RB for Westminster Manor Series 2021 (NR/NR)
1,500,000	4.000	11/01/2049	1,683,787
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
675,000	2.000	01/01/2026	670,890
1,200,000	4.000	01/01/2031	1,318,770
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(f)
335,000	4.000	08/15/2029	380,506
610,000	5.000	08/15/2039	701,461
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (WR/NR)
765,000	5.000	04/01/2027	927,490
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (NR/NR)(d)
1,000,000	5.000	04/01/2024	1,100,762
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (ETM) (WR/NR)
645,000	4.000	04/01/2022	650,870
320,000	4.000	04/01/2023	334,612
275,000	4.000	04/01/2024	296,585
365,000	4.000	04/01/2025	405,082
375,000	4.000	04/01/2026	426,908
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(d)
250,000	5.000	04/01/2025	286,340
North Texas Municipal Water District System Revenue Refunding Bonds Series 2021A (AAA/NR)
10,000,000	5.000	09/01/2029	12,897,870
North Texas Tollway Authority (NR/NR)
550,000	5.000	01/01/2022	550,000
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (NR/NR)(a)(d)
1,000,000	0.000	09/01/2031	1,403,772
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
1,725,000	4.000	01/01/2040	2,070,943
1,725,000	4.000	01/01/2041	2,064,604

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A1/A+)
$1,300,000	5.000%	01/01/2037	$ 1,555,002
2,750,000	5.000	01/01/2038	3,370,450
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
2,000,000	5.000	01/01/2032	2,393,640
1,500,000	5.000	01/01/2048	1,771,153
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A1/A+)(d)
6,000,000	6.500	01/01/2025	7,067,083
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(b)(d)
3,280,000	1.500	08/15/2024	3,360,146
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(f)
750,000	1.875	01/01/2026	751,293
550,000	2.000	01/01/2027	550,706
575,000	2.125	01/01/2028	575,613
800,000	2.250	01/01/2029	799,484
850,000	2.500	01/01/2030	850,358
800,000	2.625	01/01/2031	801,516
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(f)
3,470,000	3.625	01/01/2035	3,568,703
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(f)
3,690,000	6.000	01/01/2025	3,807,369
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(f)
13,100,000	4.100	01/01/2028	12,684,843
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (Aaa/NR)
4,630,000	4.000	08/01/2032	5,600,029
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(f)
175,000	3.250	09/15/2024	178,525
355,000	3.625	09/15/2029	379,237
1,250,000	4.125	09/15/2039	1,342,739
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA)
285,000	5.000	09/01/2027	339,391
335,000	5.000	09/01/2029	411,321
395,000	4.000	09/01/2032	456,122
395,000	4.000	09/01/2034	453,099
615,000	4.000	09/01/2036	703,606
1,040,000	2.625	09/01/2038	1,053,388
1,230,000	2.750	09/01/2039	1,254,279

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA) – (continued)
$1,200,000	2.750%	09/01/2040	$ 1,221,627
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (Aaa/AAA)
3,005,000	4.000	08/01/2025	3,362,273
5,905,000	5.000	08/01/2026	7,025,706
4,590,000	5.000	08/01/2027	5,605,064
5,010,000	5.000	08/01/2028	6,262,319
6,835,000	5.000	08/01/2029	8,648,697
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
2,730,000	5.000	05/15/2022	2,766,496
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A1/A+)
13,655,000	5.000	07/01/2036	16,861,045
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(e)
(3M USD LIBOR + 0.70%)
4,320,000	0.836	12/15/2026	4,353,392
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A2/A-)
3,695,000	6.250	12/15/2026	4,299,600
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(e)
(SIFMA Municipal Swap Index Yield + 0.55%)
2,515,000	0.610	09/15/2027	2,547,312
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (A3/BBB+)
2,510,000	5.000	12/15/2031	3,259,400
9,295,000	5.000	12/15/2032	12,272,290
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(e)
(3M USD LIBOR + 0.69%)
75,000,000	0.824	09/15/2027	75,477,570
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa2/NR)
7,200,000	5.000	12/31/2030	9,122,415
10,000,000	5.000	12/31/2031	12,632,668
3,040,000	5.000	12/31/2032	3,830,745
4,000,000	5.000	12/31/2033	5,029,636
5,000,000	5.000	12/31/2034	6,266,353
4,000,000	5.000	12/31/2035	5,004,033
4,030,000	5.000	12/31/2036	5,031,503
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (Baa3/NR)
9,840,000	5.000	12/31/2055	10,943,309
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
7,215,000	5.000	06/30/2058	8,630,323

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (NR/NR)
$875,000	5.000%	05/01/2028	$ 1,066,252
1,600,000	5.000	05/01/2029	1,989,007
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (Baa1/A-)
1,380,000	5.000	08/15/2042	1,538,039
Texas Water Development Board RB for State Water Implementation Revenue Fund for Texas Series 2018 A (NR/AAA)
5,125,000	4.000	10/15/2034	6,012,940
Texas Water Development Board RB for State Water Implementation Revenue Fund for Texas Series 2018 B (NR/AAA)
8,825,000	4.000	10/15/2036	10,469,916
Texas Water Development Board RB for State Water Implementation Revenue Fund for Texas Series 2019 A (NR/AAA)
3,525,000	4.000	10/15/2036	4,257,247
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(f)(h)
139,000	3.250	09/01/2027	138,996
205,000	3.500	09/01/2032	203,913
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(f)
831,000	4.000	09/01/2047	872,926
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(f)
95,000	4.750	09/01/2023	98,049
360,000	5.250	09/01/2028	406,104
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(f)
265,000	4.500	09/01/2027	283,722
United Independent School District GO Refunding Bonds Series 2020 (PSF-GTD) (Aaa/NR)(g)
500,000	0.000	08/15/2026	463,826
University Houston Consolidated RB Refunding Series 2017 C (Aa2/AA)
8,500,000	3.250	02/15/2041	9,036,404
University of Texas System Revenue Financing System RB Refunding Series 2017 C (Aaa/AAA)
5,865,000	5.000	08/15/2026	7,039,212
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
655,000	5.000	09/01/2031	847,529
320,000	4.000	09/01/2033	380,458
950,000	3.000	09/01/2034	1,020,894
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
255,000	2.375	12/01/2025	257,720
308,000	2.875	12/01/2030	312,616
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
178,000	4.000	12/01/2023	183,977

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR) – (continued)
$520,000	4.250%	12/01/2029	$ 539,485
1,159,000	4.625	12/01/2035	1,200,464
1,604,000	5.000	12/01/2045	1,662,723
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
325,000	3.000	08/15/2034	333,457
345,000	3.000	08/15/2036	351,435
745,000	3.000	08/15/2039	754,614
615,000	3.000	08/15/2045	614,986

			897,697,683

Utah – 1.2%
Alpine School District Board of Education GO Refunding Bonds Series 2021A (SCH BD GTY) (NR/AAA)
5,515,000	5.000	03/15/2027	6,741,334
5,780,000	4.000	03/15/2028	6,897,515
5,945,000	4.000	03/15/2029	7,203,236
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(f)
1,675,000	3.250	03/01/2031	1,676,421
1,875,000	3.500	03/01/2036	1,889,274
1,900,000	3.750	03/01/2041	1,937,173
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (Aaa/NR)
1,625,000	5.000	06/15/2022	1,660,268
2,175,000	5.000	06/15/2023	2,324,551
2,355,000	5.000	06/15/2024	2,619,587
2,400,000	5.000	06/15/2025	2,770,615
2,750,000	5.000	06/15/2027	3,380,074
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(f)
3,875,000	5.250	02/01/2040	4,011,783
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A2/A)
18,635,000	5.000	07/01/2037	22,699,605
Salt Lake City RB for International Airport Series 2017 A (AMT) (A2/A)
2,650,000	5.000	07/01/2047	3,158,389
Salt Lake City RB for International Airport Series 2018 A (AMT) (A2/A)
5,000,000	5.000	07/01/2029	6,154,043
5,500,000	5.000	07/01/2030	6,734,465
4,860,000	5.000	07/01/2048	5,864,075
12,850,000	5.250	07/01/2048	15,701,916
Salt Lake City RB for International Airport Series 2021 A (AMT) (A2/A)
4,750,000	4.000	07/01/2040	5,654,922
18,435,000	4.000	07/01/2041	21,894,507
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)(f)
890,000	4.000	06/15/2041	910,395

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
$700,000	5.000%	04/15/2039	$ 847,150
625,000	5.000	04/15/2044	750,006
1,150,000	5.000	04/15/2049	1,372,699
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (Aa2/AA)(d)
3,065,000	4.000	06/15/2025	3,437,499

			138,291,502

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	827,966
585,000	5.000	05/01/2026	664,633

			1,492,599

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (Caa2/NR)
1,410,000	5.000	10/01/2029	1,413,383
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (Caa2/NR)
700,000	5.000	10/01/2032	698,992
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
4,700,000	5.000	10/01/2039	4,633,210
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (A2/AA)(f)
5,000,000	5.000	10/01/2034	5,431,224

			12,176,809

Virginia – 1.8%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (Baa2/BBB)
19,500,000	5.000	11/01/2023	21,075,713
City of Chesapeake IDA Pollution Control Refunding RB Series 2008A (Non-Amt) (BBB+/A) (PUTABLE)(b)(c)(d)
1,700,000	1.900	06/01/2023	1,736,677
City of Newport News GO Refunding Bonds Series 2021 (Aa1/AA+)
1,910,000	3.000	02/01/2027	2,122,933
1,910,000	3.000	02/01/2028	2,147,377
1,900,000	3.000	02/01/2029	2,157,990
1,895,000	3.000	02/01/2030	2,167,047
1,885,000	3.000	02/01/2031	2,175,315
1,875,000	4.000	02/01/2032	2,378,854
1,890,000	4.000	02/01/2033	2,439,165
County of Arlington GO Bonds for Public Improvement Series 2019 (Aaa/AAA)
6,990,000	5.000	06/15/2030	9,037,502
County of Fairfax Sewer RB Refunding Series 2021 B (Aaa/AAA)
3,195,000	4.000	07/15/2040	3,918,781

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
County of Fairfax Sewer RB Refunding Series 2021 B (Aaa/AAA) – (continued)
$3,370,000	4.000%	07/15/2041	$ 4,126,801
3,545,000	4.000	07/15/2042	4,322,643
County of Fairfax Sewer RB Series 2021 A (Aaa/AAA)
18,500,000	4.000	07/15/2051	22,230,018
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (NR/NR)
1,250,000	4.000	10/01/2042	1,343,161
Farms New Kent Community Development Authority Special Assessment Bond Series 2021 A (NR/NR)(f)
2,400,000	3.750	03/01/2036	2,578,918
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
3,000,000	5.000	01/01/2040	3,608,762
Peninsula Ports Authority of Virginia Coal Terminal Revenue Refunding Bonds Series 2003 (BBB/NR) (PUTABLE)(b)(c)(d)
2,250,000	1.700	10/01/2022	2,272,542
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
305,000	5.000	04/01/2026	353,014
305,000	5.000	04/01/2027	362,028
350,000	5.000	04/01/2028	424,567
405,000	5.000	04/01/2029	501,128
305,000	5.000	04/01/2030	384,060
650,000	5.000	04/01/2031	815,394
265,000	5.000	04/01/2032	331,523
570,000	5.000	04/01/2033	711,825
345,000	5.000	04/01/2034	429,542
775,000	5.000	04/01/2035	963,203
375,000	5.000	04/01/2036	465,035
905,000	5.000	04/01/2037	1,119,980
410,000	4.000	04/01/2039	469,501
265,000	4.000	04/01/2040	302,769
Spotsylvania County Economic Development Authority RB Refunding for County of Spotsylvania Series 2021 (NR/AA+)
2,960,000	5.000	06/01/2026	3,524,101
3,185,000	5.000	06/01/2027	3,908,744
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
9,135,000	6.706	06/01/2046	9,596,753
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(g)
122,865,000	0.000	06/01/2047	30,580,042
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)(g)
13,500,000	0.000	06/01/2047	3,150,311
Town of Louisa IDA Pollution Control Refunding RB Series 2008A (BBB+/A) (PUTABLE)(b)(c)(d)
1,000,000	1.900	06/01/2023	1,021,575
Town of Louisa IDA Pollution Control Refunding RB Series 2008C (BBB+/A) (PUTABLE)(b)(c)(d)
1,850,000	1.800	04/01/2022	1,856,831

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
$275,000	5.000%	06/01/2028	$ 333,826
325,000	5.000	06/01/2029	401,551
300,000	5.000	06/01/2030	376,504
275,000	5.000	06/01/2031	350,631
850,000	4.000	06/01/2036	985,179
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (Aa1/AA+)
760,000	4.000	05/15/2037	770,371
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
4,345,000	1.400	12/01/2023	4,346,563
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
5,000,000	3.100	12/01/2045	5,286,013
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (WR/A)(d)
2,750,000	5.000	07/01/2025	3,163,312
2,000,000	5.000	07/01/2025	2,300,591
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
2,580,000	5.000	12/31/2047	3,067,229
4,950,000	5.000	12/31/2049	5,875,677
2,835,000	5.000	12/31/2056	3,348,949
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (NR/BBB-)
17,500,000	5.000	01/01/2040	17,622,593
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (NR/BBB-)(d)
1,535,000	5.000	02/11/2022	1,540,151
355,000	5.000	02/11/2022	356,164
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (NR/BBB)
750,000	5.500	01/01/2042	767,902
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(b)(d)(f)
300,000	5.000	07/01/2038	312,936
York County Economic Development Authority Pollution Control Refunding RB Series 2009A (NON-AMT) (BBB+/A) (PUTABLE)(b)(c)(d)
3,200,000	1.900	06/01/2023	3,269,040

			207,587,307

Washington – 1.8%
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (Aaa/AAA)
5,000,000	5.000	06/01/2026	5,764,285
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA)
3,340,000	4.000	01/01/2033	3,883,347

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA) – (continued)
$6,715,000	4.000%	01/01/2034	$ 7,798,268
11,655,000	4.000	01/01/2043	13,316,579
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (Aa1/AA+)
13,715,000	4.000	05/01/2044	14,588,678
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (Aa1/AA+)
6,555,000	4.000	07/01/2035	7,569,805
City of Seattle RB Refunding for Municipal Light & Power Series 2021 A (Aa2/AA)
10,295,000	4.000	07/01/2036	12,650,038
10,500,000	4.000	07/01/2037	12,871,063
7,735,000	4.000	07/01/2039	9,443,756
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
6,210,000	5.000	04/01/2030	6,520,082
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A1/A+)
9,295,000	5.000	04/01/2038	11,469,948
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (AMT) (A1/A+)
5,000,000	5.000	08/01/2038	6,432,466
10,000,000	5.000	08/01/2039	12,838,439
Port of Seattle WA RB Series 2018 (A+/A1)
5,000,000	5.000	05/01/2043	5,863,515
State of Washington GO Bonds Various Purpose Series 2014 D (Aaa/AA+)
15,055,000	5.000	02/01/2026	16,484,170
University of Washington RB Refunding Series 2012 A (Aaa/AA+)(d)
2,500,000	5.000	07/01/2022	2,559,638
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
985,000	5.000	08/01/2036	1,231,309
1,715,000	5.000	08/01/2037	2,136,963
1,715,000	5.000	08/01/2038	2,133,718
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
1,300,000	5.000	08/01/2035	1,629,972
2,930,000	5.000	08/01/2036	3,662,674
1,000,000	5.000	08/01/2039	1,242,048
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (Baa1/A-)(b)(d)
4,310,000	5.000	08/01/2026	5,025,713
Washington Health Care Facilities Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2021 B (Aa3/AA-)(b)(d)
13,200,000	4.000	10/01/2030	16,088,388
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+)(b)(d)
5,400,000	5.000	08/01/2024	5,895,610

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington Healthcare Facilities Authority RB Series 2019B-2 (A-/BBB+)(b)(d)
$1,265,000	5.000%	08/01/2025	$ 1,430,368
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,000,000	4.000	05/01/2045	1,146,654
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
320,000	5.000	07/01/2029	391,626
6,825,000	5.000	07/01/2048	8,202,438
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(f)
745,000	5.000	01/01/2034	849,504
1,400,000	5.000	01/01/2039	1,582,178
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (Aaa/AA+)(g)
6,855,000	0.000	06/01/2028	6,358,094

			209,061,334

West Virginia – 0.5%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
770,000	3.000	03/01/2035	772,691
2,165,000	3.000	03/01/2037	2,169,788
2,175,000	3.250	03/01/2041	2,184,261
State of West Virginia GO Bonds for State Road Series 2019 A (Aa2/AA-)
6,145,000	5.000	06/01/2035	7,812,022
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
8,740,000	5.000	06/01/2035	10,882,157
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(b)(d)
1,575,000	5.000	07/01/2025	1,702,957
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
770,000	5.000	01/01/2033	944,246
910,000	5.000	01/01/2034	1,114,469
1,095,000	5.000	01/01/2035	1,338,728
2,330,000	5.000	01/01/2036	2,842,428
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
2,325,000	5.000	09/01/2029	2,930,491
2,645,000	5.000	09/01/2030	3,304,534
2,100,000	5.000	09/01/2031	2,612,889
1,700,000	5.000	09/01/2032	2,110,733
West Virginia University RB Refunding Series 2020 A (Aa3/NR)
10,125,000	1.549	10/01/2025	10,164,129

			52,886,523

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – 1.0%
Public Finance Authority Charter School RB Series 2021A (NR/NR)(f)
$165,000	4.250%	06/15/2031	$ 167,100
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
1,000,000	4.300	11/01/2030	1,111,488
Public Finance Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 A (NR/NR)
2,000,000	5.000	11/15/2041	2,419,902
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB)
265,000	5.000	07/01/2035	339,968
310,000	5.000	07/01/2036	396,873
265,000	5.000	07/01/2037	338,510
310,000	5.000	07/01/2038	395,297
310,000	5.000	07/01/2039	394,525
285,000	5.000	07/01/2040	362,111
310,000	5.000	07/01/2041	392,999
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
220,000	4.000	07/01/2026	249,947
220,000	4.000	07/01/2027	254,921
220,000	4.000	07/01/2028	259,320
220,000	4.000	07/01/2029	257,715
265,000	4.000	07/01/2030	308,075
355,000	4.000	07/01/2031	410,381
420,000	4.000	07/01/2032	482,854
175,000	4.000	07/01/2033	200,908
130,000	4.000	07/01/2034	149,029
155,000	4.000	07/01/2035	177,458
220,000	4.000	07/01/2036	251,472
220,000	4.000	07/01/2037	251,042
265,000	4.000	07/01/2038	301,983
265,000	4.000	07/01/2039	301,528
265,000	4.000	07/01/2040	300,450
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(f)
885,000	5.000	12/01/2035	1,013,901
1,950,000	5.000	12/01/2045	2,189,422
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	967,530
1,000,000	4.000	07/01/2051	1,091,930
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(f)
470,000	4.000	06/15/2030	520,361
815,000	5.000	06/15/2040	934,510
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,650,000	4.000	03/01/2030	1,797,491
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(f)
24,345	5.500	12/01/2048	12,172

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(f)
$51,733	7.250%	12/01/2048	$ 25,866
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(f)
6,950,000	5.625	06/01/2050	6,912,514
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(f)
7,575,000	6.500	06/01/2045	7,460,478
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
500,000	5.200	12/01/2037	595,633
Public Finance Authority RB for Providence St. Joseph Health Obligated Group Series 2021 (Aa3/AA-)(b)(d)
4,400,000	4.000	10/01/2030	5,359,725
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(f)
2,470,000	6.000	07/01/2031	2,527,655
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(f)
325,000	3.000	04/01/2025	334,399
500,000	5.000	04/01/2030	600,451
510,000	5.000	04/01/2040	607,341
Public Finance Authority RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
1,180,000	4.500	01/01/2035	1,280,477
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
790,000	5.000	01/01/2026	920,574
635,000	5.000	01/01/2028	779,664
750,000	5.000	01/01/2029	940,157
1,000,000	5.000	01/01/2030	1,276,636
1,400,000	5.000	01/01/2032	1,772,179
950,000	5.000	01/01/2033	1,200,365
900,000	5.000	01/01/2036	1,130,553
500,000	5.000	01/01/2037	626,824
1,400,000	5.000	01/01/2039	1,746,847
500,000	5.000	01/01/2040	622,100
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(f)
370,000	5.000	06/01/2029	414,639
710,000	5.000	06/01/2039	792,022
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,000,000	4.000	01/01/2030	1,131,494
8,955,000	4.000	01/01/2046	9,814,523
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(f)
545,000	4.000	09/01/2029	572,496
770,000	5.000	09/01/2039	835,380

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 B (AGM) (NR/AA)
$5,000,000	3.090%	06/01/2050	$ 4,872,619
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(f)
5,900,000	4.500	07/01/2048	6,427,792
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(f)
2,770,000	6.125	10/01/2049	3,063,247
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (NR/A-/A-2)
2,000,000	2.875	05/01/2027	2,160,976
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
425,000	5.000	11/15/2044	491,703
570,000	5.000	11/15/2049	657,445
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (NR/BBB+)
6,000,000	5.250	07/01/2028	6,114,984
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(f)
630,000	4.000	07/01/2041	692,630
2,725,000	4.000	07/01/2051	2,955,664
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR)(g)
9,655,000	0.000	12/15/2027	7,581,225
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000	4.000	03/15/2030	394,992
345,000	4.000	03/15/2040	393,092
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000	3.000	02/01/2042	1,229,041
390,000	4.000	02/01/2045	442,208
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
565,000	3.000	12/01/2031	572,475
775,000	4.000	12/01/2041	815,175
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2021B (NR/BBB-)
475,000	4.000	09/15/2036	525,779
460,000	4.000	09/15/2041	505,278
425,000	4.000	09/15/2045	463,974
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2022 (NR/BBB-)(h)
700,000	4.000	09/15/2036	743,315
680,000	4.000	09/15/2041	714,206
575,000	4.000	09/15/2045	599,397

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(d)(e)
(SIFMA Municipal Swap Index Yield + 0.15%)
$5,500,000	0.210%	12/02/2024	$ 5,500,021
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (NR/NR)(d)
225,000	4.000	09/15/2022	230,862
250,000	4.000	09/15/2023	265,368
365,000	4.000	09/15/2023	387,437

			118,085,070

Wyoming – 0.2%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
22,700,000	3.625	07/15/2039	24,415,532

TOTAL MUNICIPAL BONDS (Cost $10,332,836,329)			$10,952,921,146

Corporate Bonds – 0.4%
Commercial Services – 0.0%
Howard University Series (AA/NR)
$1,250,000	2.516%	10/01/25	$ 1,260,705
1,840,000	2.657	10/01/26	1,873,138
1,500,000	2.757	10/01/27	1,536,577
1,545,000	2.845	10/01/28	1,575,018

			6,245,438

Healthcare - Services – 0.1%
CommonSpirit Health Series (A-/Baa1)
470,000	4.350	11/01/42	539,305
Prime Healthcare Foundation Inc Series (NR/NR)
4,975,000	7.000	12/01/27	5,621,768
Tower Health Series (BB-/NR)
3,060,000	4.451	02/01/50	2,769,300

			8,930,373

Leisure Time – 0.0%
YMCA of Greater New York Series (BBB/Baa2)
4,300,000	2.303	08/01/26	4,261,160

Real Estate – 0.3%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(i)
5,825,000	9.750	12/01/39	6,143,453
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(f)(i)
3,380,000	9.750	12/01/39	3,564,784
Brixton Park Improvement Association No. 1 Series (NR/NR)(f)(i)
20,500,000	6.875	12/01/51	20,552,480

			30,260,717

TOTAL CORPORATE BONDS (Cost $47,908,968)			$ 49,697,688

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 0.9%
United States Treasury Note/Bond Series (NR/Aaa)
$25,000,000	0.750%	11/15/24	$ 24,865,234
United States Treasury Note/Bond Series (NR/NR)
75,000,000	1.125	10/31/26	74,537,110

TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,327,377)			$ 99,402,344

TOTAL INVESTMENTS – 97.3% (Cost $10,480,072,674)			$11,102,021,178

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%			313,322,169

NET ASSETS – 100.0%			$11,415,343,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Zero coupon bond until next reset date.

(b)	Variable Rate Demand Instruments - rate shown is that which is in effect on December 31, 2021. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on December 31, 2021.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	When-issued security.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
MUN GOVT GTD	— Municipal Government Guaranteed NATL
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FED	— School Board Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SONYMA	— State of New York Mortgage Agency
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
ST GTD	— State Guaranteed
TCRS	— Transferable Custody Receipts
USD	— United States Dollar
UT	— Unlimited Tax
UPMC	— University of Pittsburgh Medical Center
WR	— Withdrawn Rating

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(2,151)	03/22/22	$(309,710,982)	$(4,603,893)
U.S. Treasury Ultra Bond	(857)	03/22/22	(165,300,233)	(2,778,892)

Total Futures Contracts				$(7,382,785)

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.942%	JPMorgan Chase Bank NA	03/20/2023	USD 1,000	$9,417	$(6,022)	$15,439
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.942	Bank of America NA	03/20/2023	1,000	9,418	(6,022)	15,440

TOTAL						$18,835	$(12,044)	$30,879

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – 97.3%
Alabama – 1.6%
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)(a)
$5,720,000	6.000%		07/01/2045	$ 5,899,499
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)(a)
2,880,000	8.000		07/01/2028	2,966,735
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
19,250,000	5.750		10/01/2049	22,765,225
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
2,625,000	5.000		10/01/2030	3,066,870
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
2,205,000	5.500		10/01/2053	2,432,281
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA)
5,750,000	0.000	(b)	10/01/2038	5,957,350
6,000,000	0.000	(b)	10/01/2042	6,215,272
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
8,300,000	6.000		10/01/2042	9,446,389
19,850,000	7.000		10/01/2051	22,926,188
81,815,000	6.500		10/01/2053	93,788,535
Southeast Energy Authority A Cooperative District RB for Project No. 2 Series 2021 B (A1/NR)(c)(d)
12,300,000	4.000		12/01/2031	14,907,612

				190,371,956

Alaska – 0.0%
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (NR/BBB+)
3,050,000	4.000		06/01/2050	3,507,232

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(a)
2,085,000	3.720		09/01/2027	2,102,176
American Samoa Economic Development Authority RB Series 2021 A (Ba3/NR)(a)
1,400,000	5.000		09/01/2038	1,729,928

				3,832,104

Arizona – 1.7%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (A3/A-)
4,500,000	4.500		03/01/2030	4,527,911
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e)
(3M USD LIBOR + 0.81%)
63,640,000	0.954		01/01/2037	63,832,969

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
$665,000	4.000%	07/01/2047	$ 740,773
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,500,000	4.000	11/01/2049	1,666,631
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2020 A (NR/A)
1,975,000	4.000	11/01/2045	2,261,651
2,350,000	4.000	11/01/2050	2,677,960
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
1,000,000	5.000	01/01/2043	1,016,231
5,250,000	4.500	01/01/2049	4,944,920
3,300,000	5.000	01/01/2054	3,343,179
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
275,000	5.000	01/01/2037	260,276
200,000	5.000	01/01/2038	186,829
650,000	5.000	01/01/2043	596,194
3,450,000	5.000	01/01/2049	3,104,561
1,100,000	5.125	01/01/2054	998,741
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (NR/BBB-)
985,000	4.000	07/01/2051	1,050,017
3,750,000	4.000	07/01/2061	3,981,101
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,100,000	4.000	07/01/2051	1,229,824
3,750,000	4.000	07/01/2061	4,159,259
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Baa3/NR)
1,000,000	5.000	05/01/2038	1,066,923
2,780,000	5.000	05/01/2043	2,942,937
3,450,000	5.000	05/01/2048	3,628,556
2,000,000	5.000	05/01/2051	2,097,066
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(a)
475,000	4.000	12/15/2041	518,895
650,000	4.000	12/15/2051	700,417
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(a)
470,000	4.000	07/15/2051	512,720
445,000	4.000	07/15/2056	481,970
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)(a)
10,845,000	5.000	07/15/2053	12,301,390

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
$1,625,000	3.000%	07/01/2049	$ 1,699,951
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
1,085,000	4.000	07/01/2044	1,244,187
3,540,000	5.000	07/01/2044	4,322,161
2,710,000	3.250	07/01/2049	2,843,235
1,625,000	5.000	07/01/2049	1,971,984
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(a)
1,625,000	4.000	07/01/2051	1,799,402
1,250,000	4.000	07/01/2056	1,370,987
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(a)
3,400,000	5.000	07/01/2044	3,396,566
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
625,000	3.500	07/01/2029	653,492
600,000	4.100	07/01/2034	634,673
1,894,000	4.750	07/01/2043	2,003,786
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
6,600,000	5.000	05/15/2056	7,408,575
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)(a)
3,100,000	6.000	08/01/2028	2,170,000
16,130,000	6.250	08/01/2040	11,291,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
580,000	4.000	02/15/2051	650,025
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(a)
700,000	5.000	07/01/2050	815,245
1,340,000	5.000	07/01/2054	1,556,647
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(a)
1,885,000	5.250	10/01/2040	2,150,428
1,885,000	5.500	10/01/2051	2,151,339
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
1,500,000	5.000	07/01/2049	1,810,995
1,650,000	5.000	07/01/2054	1,986,503
Maricopa County Pollution Control Corp Pollution Control Revenue Refunding Bonds Series A (A-/BBB+)
4,700,000	2.400	06/01/2035	4,713,660
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(a)
250,000	5.500	05/01/2040	270,551
950,000	5.750	05/01/2050	1,029,440

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (A3/A-)
$5,350,000	4.500%	06/01/2030	$ 5,435,644
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A3/A-)
3,390,000	4.000	09/01/2029	3,518,346
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,700,127
1,900,000	5.000	12/01/2054	2,121,435
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (Baa3/NR)
850,000	5.000	07/01/2037	1,005,086
1,000,000	5.000	07/01/2042	1,173,143

			199,728,514

Arkansas – 0.2%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
7,235,000	5.000	12/01/2047	8,855,285
5,370,000	3.200	12/01/2049	5,771,686
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
675,000	4.250	07/01/2041	738,747
775,000	3.500	07/01/2046	782,683
1,150,000	4.000	07/01/2052	1,225,799
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
5,090,000	3.500	07/01/2038	5,155,910

			22,530,110

California – 10.8%
ABC Unified School District GO Bonds Series 2001 C (NATL) (Aa2/AA-)(f)
1,600,000	0.000	08/01/2026	1,542,612
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (A1/A-)(d)
3,000,000	5.000	08/01/2025	3,482,221
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)(f)
4,995,000	0.000	08/01/2037	3,706,142
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA)(f)
1,850,000	0.000	08/01/2036	1,268,763
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
465,000	5.000	05/01/2040	550,948
1,000,000	5.000	05/01/2043	1,185,616
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2019 S-8 (A1/AA-)
2,350,000	3.000	04/01/2054	2,483,191

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Beaumont Community Facilities District No. 93-1 Special Tax for Improvement Area No 8F Series 2020 (NR/NR)
$2,750,000	4.000%	09/01/2050	$ 3,044,102
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (A2/AA)(f)
1,055,000	0.000	08/01/2025	1,017,632
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
2,755,000	5.250	05/01/2048	3,183,385
2,850,000	5.250	05/01/2053	3,284,171
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(a)
6,450,000	4.000	02/01/2056	6,758,511
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-2 (NR/NR)(f)
12,620,000	0.000	06/01/2055	3,385,998
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,350,000	5.000	06/01/2050	1,600,235
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
900,000	5.000	06/01/2049	1,099,576
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(f)
7,375,000	0.000	06/01/2055	1,854,673
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
875,000	4.000	06/01/2049	1,015,315
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
620,000	5.000	06/01/2049	748,886
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(f)
32,690,000	0.000	06/01/2055	6,566,702
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(f)
145,220,000	0.000	06/01/2055	18,287,003
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
565,000	5.000	08/01/2050	682,119
775,000	5.000	08/01/2055	928,985
425,000	5.000	08/01/2057	507,627
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)(a)
625,000	4.000	06/01/2051	695,392
595,000	4.000	06/01/2061	656,275
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
1,500,000	5.000	02/01/2042	1,802,848
4,000,000	5.000	02/01/2047	4,787,067

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
$8,100,000	5.000%	11/15/2056	$ 9,792,037
California Health Facilities Financing Authority RB Refunding for CommonSpirit Health Obligated Group Series 2020 A (Baa1/A-)
14,220,000	4.000	04/01/2049	16,352,576
California Infrastructure & Economic Development Bank RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(a)
1,000,000	5.000	01/01/2055	1,117,934
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (Baa3/NR)
1,400,000	5.000	05/15/2049	1,672,690
950,000	5.000	05/15/2052	1,132,778
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
1,800,000	5.000	02/01/2042	2,148,615
17,675,000	5.000	02/01/2047	20,989,032
California Municipal Finance Authority RB for LAX Integrated Express Solutions LLC Senior Lien Series 2018 A (AMT) (NR/NR)
7,605,000	5.000	12/31/2043	9,036,332
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(a)
1,135,000	5.000	07/01/2052	1,263,736
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
1,510,000	4.000	07/01/2051	1,722,309
1,035,000	4.000	07/01/2055	1,175,805
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
250,000	5.000	10/01/2034	304,954
250,000	5.000	10/01/2036	304,185
300,000	5.000	10/01/2037	364,604
300,000	5.000	10/01/2038	364,317
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(a)
1,090,000	5.000	10/01/2049	1,242,991
1,740,000	5.000	10/01/2054	1,977,103
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
10,375,000	5.000	12/31/2037	12,346,891
2,300,000	5.000	12/31/2038	2,736,615
California Pollution Control Financing Authority RB for Mission Rock Utilities, Inc. Series 2020 (NR/NR)(a)
8,900,000	4.000	11/01/2023	8,840,921
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(a)
6,795,000	6.750	12/01/2028	6,182,468
45,930,000	7.500	12/01/2040	38,169,943

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(a)
$15,850,000	5.000%	11/21/2045	$ 18,813,091
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(a)
1,540,000	5.000	06/15/2050	1,672,722
1,030,000	5.000	06/15/2055	1,116,095
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(a)
3,300,000	5.000	10/01/2050	3,883,252
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(a)
1,450,000	4.000	10/01/2046	1,617,547
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(a)
1,700,000	5.000	07/01/2050	1,927,995
1,000,000	5.000	07/01/2058	1,128,634
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (ST INTERCEPT) (NR/NR)(a)
600,000	5.000	06/01/2051	670,296
1,220,000	5.000	06/01/2061	1,349,376
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(a)
820,000	5.000	07/01/2045	938,439
1,240,000	5.000	07/01/2055	1,407,201
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(a)
600,000	4.000	06/01/2041	646,760
700,000	4.000	06/01/2051	744,403
1,220,000	4.000	06/01/2061	1,284,218
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (NR/BB+)(a)
2,420,000	5.000	07/01/2059	2,711,708
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (NR/BB+)(a)
975,000	4.000	07/01/2045	975,838
California State Various Purpose GO Bonds Series 2020 (Aa2/AA-)
20,000,000	3.000	11/01/2050	21,513,870
California State Various Purpose GO Bonds Series 2021 (Aa2/AA-)
10,000,000	1.700	02/01/2028	10,006,022
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
1,075,000	5.000	09/01/2030	1,206,141
1,150,000	5.000	09/01/2037	1,281,194
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(a)
2,880,000	7.250	09/01/2050	3,188,185

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
$3,245,000	4.000%	09/01/2051	$ 3,657,478
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
850,000	4.000	09/02/2044	969,503
685,000	5.000	09/02/2049	832,146
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
1,495,000	5.000	09/02/2038	1,791,014
575,000	5.000	09/02/2043	683,526
1,785,000	5.000	09/02/2048	2,108,474
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000	09/02/2039	1,623,372
895,000	5.000	09/02/2044	1,070,738
945,000	5.000	09/02/2048	1,125,242
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	1,140,657
1,080,000	5.000	09/02/2044	1,287,029
1,570,000	5.000	09/02/2049	1,860,630
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(a)
375,000	5.000	06/01/2034	452,960
475,000	5.000	06/01/2039	567,245
1,340,000	5.000	06/01/2051	1,573,159
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	2,013,273
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB-)(a)
950,000	5.250	12/01/2043	1,155,671
9,000,000	5.500	12/01/2058	11,019,338
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
500,000	5.000	08/01/2038	592,664
3,000,000	4.000	08/01/2045	3,090,520
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(a)
2,350,000	5.250	07/01/2039	2,529,082
3,125,000	5.250	07/01/2049	3,311,363
1,450,000	5.250	07/01/2052	1,533,619

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(a)
$475,000	3.000%	11/01/2022	$ 484,008
935,000	5.000	11/01/2032	1,112,837
1,875,000	5.000	11/01/2041	2,189,527
California Statewide Communities Development Authority RB Refunding for Enloe Medical Center Series 2015 (CA MTG INS) (NR/AA-)
2,875,000	5.000	08/15/2038	3,338,748
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
1,200,000	5.000	04/01/2047	1,408,787
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
7,460,000	5.500	12/01/2054	8,433,732
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000	09/02/2050	1,391,527
945,000	5.000	09/02/2050	1,138,751
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,220,000	5.000	09/02/2038	2,628,980
2,500,000	5.000	09/02/2048	2,927,591
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
2,000,000	4.000	09/02/2041	2,304,872
2,000,000	4.000	09/02/2051	2,268,974
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
7,250,000	5.000	05/15/2042	8,524,235
5,750,000	5.000	05/15/2047	6,715,511
5,640,000	5.000	05/15/2050	6,577,595
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)(f)
35,600,000	0.000	06/01/2046	6,911,160
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL) (Baa2/NR)(f)
7,000,000	0.000	09/01/2033	5,446,404
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000	09/01/2037	199,486
195,000	3.000	09/01/2038	204,268
205,000	3.000	09/01/2039	214,361
210,000	3.000	09/01/2040	219,260
715,000	3.125	09/01/2044	748,478

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
$1,250,000	4.000%	09/01/2050	$ 1,402,379
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000	09/01/2046	1,040,869
1,175,000	4.000	09/01/2051	1,317,426
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(a)
1,500,000	4.000	09/01/2051	1,694,251
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
865,000	4.000	09/01/2045	971,677
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000	4.000	09/01/2040	596,645
1,500,000	4.000	09/01/2045	1,719,070
3,000,000	4.000	09/01/2050	3,419,106
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
740,000	4.000	09/01/2051	815,440
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(a)
2,850,000	5.000	09/01/2050	3,414,422
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
425,000	4.000	09/01/2046	484,614
500,000	4.000	09/01/2051	568,096
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,327,921
City of Oakland GO Bonds Series 2020 B-1 (Aa1/AA)
4,750,000	3.000	01/15/2050	5,029,221
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
950,000	4.000	09/01/2050	1,067,442
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,900,000	5.250	04/01/2034	2,191,208
3,565,000	5.250	04/01/2039	4,059,855
14,580,000	5.250	04/01/2049	16,322,024
13,840,000	5.250	04/01/2054	15,377,201
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
640,000	3.000	09/01/2031	658,486
450,000	4.000	09/01/2041	490,720
550,000	4.000	09/01/2051	592,001
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,200,000	4.000	09/02/2037	1,358,180

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (NR/A-)
$600,000	5.000%	09/02/2030	$ 617,524
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	575,428
700,000	5.000	09/01/2049	803,057
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
325,000	4.000	09/01/2035	366,608
375,000	4.000	09/01/2040	421,588
425,000	4.000	09/01/2045	474,740
950,000	4.000	09/01/2050	1,058,761
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000	09/01/2045	530,592
640,000	4.000	09/01/2050	713,271
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
1,125,000	4.000	09/01/2046	1,265,921
1,400,000	4.000	09/01/2050	1,571,467
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(a)
280,000	5.000	09/01/2032	312,876
700,000	5.000	09/01/2037	779,355
1,745,000	5.000	09/01/2047	1,930,331
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
500,000	4.000	09/01/2046	569,798
650,000	4.000	09/01/2051	738,524
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
1,100,000	4.000	09/01/2045	1,231,328
1,500,000	4.000	09/01/2050	1,674,654
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	470,833
535,000	5.000	09/01/2049	619,997
CMFA Special Finance Agency Essential Housing RB Seres 2021A-1 (NR/NR)(a)
4,465,000	3.000	12/01/2056	4,002,075
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(a)
5,500,000	3.000	08/01/2056	4,971,418
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,387,671
200,000	4.000	09/01/2045	218,325
1,420,000	5.000	09/01/2049	1,602,865

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
$1,985,000	4.000%	09/01/2040	$ 2,227,052
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000	09/01/2050	716,743
1,875,000	4.000	09/01/2050	2,074,637
CSCDA Community Improvement Authority Essential Housing RB Series 2021A-2 (NR/NR)(a)
9,400,000	3.000	12/01/2056	8,301,085
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL) (Baa2/A-)(f)
1,305,000	0.000	08/01/2027	1,211,281
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
2,285,000	5.000	09/01/2037	2,688,020
6,680,000	5.000	09/01/2047	7,769,285
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
455,000	3.125	09/01/2044	476,954
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL) (Baa2/NR)(f)
5,400,000	0.000	08/01/2032	4,352,946
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (AGC) (WR/AA)(f)
4,180,000	0.000	04/01/2029	3,779,619
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL) (Aa2/AA-)(f)
3,460,000	0.000	10/01/2032	2,853,224
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (A2/AA)(f)
12,000,000	0.000	01/15/2035	9,163,232
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)
37,510,000	3.950	01/15/2053	41,343,102
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (AGM) (A2/AA)(b)
1,000,000	0.000	01/15/2032	1,200,629
Foothill-Eastern Transportation Corridor Agency RB Refunding for Senior Lien Series 2021 A (Baa2/A-)
34,250,000	4.000	01/15/2046	39,917,796
Goldan State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
22,000,000	3.850	06/01/2050	22,377,307
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (ST APPROP) (Aa3/A+)(d)
2,130,000	5.000	06/01/2025	2,461,857

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(d)
$8,900,000	5.000%	06/01/2022	$ 9,075,288
5,400,000	5.250	06/01/2022	5,511,863
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)(d)
3,500,000	5.000	06/01/2022	3,568,934
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (WR/NR)(d)
27,780,000	5.300	06/01/2022	28,361,138
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(f)
77,260,000	0.000	06/01/2047	17,599,055
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC-/NR)(f)
147,670,000	0.000	06/01/2047	32,816,704
Golden State Tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)(f)
93,700,000	0.000	06/01/2066	18,404,367
Golden Valley Unified School District Financing Authority RB for Golden Valley Unified School District Community Facilities District No. 2017-1 Series 2021 A (NR/NR)
225,000	4.000	09/01/2046	254,447
470,000	4.000	09/01/2051	530,865
705,000	4.000	09/01/2056	794,420
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(a)
1,825,000	4.000	06/01/2046	2,109,672
1,250,000	4.000	06/01/2051	1,441,461
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)(f)
100,945,000	0.000	06/01/2036	39,488,392
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/CCC)(f)
51,235,000	0.000	06/01/2047	9,489,327
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (NR/CCC)(f)
260,660,000	0.000	06/01/2057	22,807,698
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (NR/AA)
1,150,000	5.000	09/01/2051	1,341,679
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,655,000	5.000	09/01/2047	1,950,130
1,925,000	5.000	03/01/2057	2,253,862

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
$2,750,000	6.000%	09/01/2043	$ 2,940,934
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (NR/A-)
215,000	6.625	08/01/2024	215,968
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (Aa2/AA-)(f)
49,925,000	0.000	08/01/2050	22,634,537
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (NR/A)
1,625,000	6.750	09/01/2026	1,631,868
1,500,000	7.000	09/01/2031	1,506,562
875,000	7.250	09/01/2038	879,031
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)(f)
3,760,000	0.000	08/01/2035	2,870,039
Moreno Valley Unified School District GO Bonds Series 2014 C (BAM) (Aa3/AA)
950,000	3.000	08/01/2050	1,012,961
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
14,850,000	6.500	11/01/2039	23,796,720
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
2,000,000	6.500	11/01/2039	3,204,945
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
9,410,000	6.125	11/01/2029	11,699,788
21,765,000	6.500	11/01/2039	34,877,818
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)(b)
7,000,000	0.000	08/01/2030	7,899,309
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (AGC) (Aa3/AA)(f)
860,000	0.000	08/01/2025	831,015
1,105,000	0.000	08/01/2026	1,049,957
5,550,000	0.000	08/01/2030	4,779,715
7,855,000	0.000	08/01/2032	6,432,169
7,000,000	0.000	08/01/2034	5,444,782
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	3,287,125
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	299,673
200,000	5.000	08/15/2028	245,201
2,900,000	5.000	08/15/2047	3,437,908
Orange County Community Facilities District Special Tax RB Series 2020 A (NR/NR)
1,015,000	4.000	08/15/2040	1,172,551
940,000	4.000	08/15/2050	1,070,712
Oxnard School District GO Bonds Series B (BAM) (AA/NR)(c)
7,800,000	4.000	08/01/2047	9,055,594

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (A2/AA)
$11,500,000	5.000%	11/01/2047	$ 14,109,353
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)
10,750,000	7.000	08/01/2038	15,044,549
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL) (Aa2/AA)(f)
1,840,000	0.000	08/01/2025	1,784,960
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (Aa2/AA-)(f)
1,300,000	0.000	08/01/2040	877,566
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2030	551,616
650,000	4.000	09/01/2031	715,487
900,000	3.000	09/01/2032	940,607
820,000	3.000	09/01/2033	856,130
750,000	3.000	09/01/2034	781,475
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000	09/01/2049	461,795
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (Aa3/AA)(f)
6,200,000	0.000	08/01/2036	4,251,646
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
4,835,000	5.375	09/01/2031	5,054,620
880,000	5.250	09/01/2034	918,765
6,815,000	5.500	09/01/2045	7,107,206
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
610,000	4.000	09/01/2046	653,067
1,400,000	4.000	09/01/2051	1,496,252
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/2045	23,464,730
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A)(f)
2,220,000	0.000	10/01/2033	1,762,319
2,220,000	0.000	10/01/2035	1,670,026
1,840,000	0.000	10/01/2037	1,306,843
5,100,000	0.000	10/01/2038	3,518,960
8,425,000	0.000	10/01/2039	5,639,997
13,395,000	0.000	10/01/2040	8,698,671
7,275,000	0.000	10/01/2041	4,572,207
6,360,000	0.000	10/01/2042	3,870,409
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (NR/A)(d)
2,000,000	5.750	06/01/2023	2,151,507

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside County Transportation Commission Toll Revenue Senior Lien Refunding Bonds 2021 Series B-1 (A/BBB+)
$5,150,000	4.000%	06/01/2046	$ 6,063,637
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
395,000	4.000	09/01/2045	443,714
835,000	4.000	09/01/2050	935,833
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	917,896
1,865,000	5.000	09/01/2033	2,207,331
2,250,000	5.000	09/01/2035	2,654,089
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000	09/01/2049	1,152,061
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL) (Aa3/AA-)(e)
	(3M USD LIBOR + 0.55%)
3,920,000	0.664	06/01/2034	3,908,395
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL) (A1/A+)(f)
1,420,000	0.000	08/01/2025	1,368,729
San Diego County Regional Airport Authority RB Refunding Series 2019 B (AMT) (NR/A-)
1,000,000	4.000	07/01/2044	1,143,711
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)(f)
10,000,000	0.000	07/01/2030	8,842,340
3,005,000	0.000	07/01/2031	2,592,561
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 A (AMT) (A1/A)
9,970,000	5.000	05/01/2049	12,199,409
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A1/A)
1,450,000	4.000	05/01/2050	1,645,865
950,000	5.000	05/01/2050	1,162,293
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
1,370,000	4.000	08/01/2032	1,528,973
1,560,000	4.000	08/01/2033	1,737,995
1,680,000	4.000	08/01/2034	1,868,173
1,810,000	4.000	08/01/2035	2,009,563
1,945,000	4.000	08/01/2036	2,155,296
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (NR/A)(d)
3,000,000	5.000	01/15/2025	3,420,265
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL) (Aa2/A+)(f)
1,580,000	0.000	08/01/2024	1,559,269
1,595,000	0.000	08/01/2025	1,557,795

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
$2,000,000	5.000%	09/01/2042	$ 2,045,260
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/2044	2,050,024
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (NR/AA)
2,000,000	5.000	07/01/2042	2,016,257
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (Aa1/AA+)
2,580,000	4.000	08/01/2044	3,046,189
6,575,000	4.000	08/01/2050	7,692,647
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (Aa1/AA+)
8,580,000	4.000	08/01/2050	10,038,465
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(f)
88,700,000	0.000	06/01/2056	10,499,233
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,160,264
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
4,650,000	4.000	09/01/2050	5,179,715
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(f)
16,700,000	0.000	06/01/2060	4,122,405
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/BBB+)
4,740,000	5.000	06/01/2048	5,837,626
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
3,615,000	5.000	06/01/2048	4,374,987
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(f)
9,510,000	0.000	06/01/2054	1,868,366
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
995,000	5.000	10/01/2045	1,245,394
1,090,000	2.400	10/01/2049	1,090,684
1,045,000	5.000	10/01/2049	1,303,163
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	841,756
1,000,000	5.000	09/01/2045	1,116,823

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
University of California RB Refunding Series 2013 AL-2 (Aa2/VMIG1/AA/A-1+)(c)
$15,000,000	0.010%	05/15/2048	$ 15,000,000
University of California RB Refunding Series 2021 Q (Aa3/AA-)
7,050,000	3.000	05/15/2051	7,562,196
Washington Unified School District GO Bonds Series 2020 A (AGM) (Aa2/AA)
3,950,000	3.000	08/01/2045	4,245,264
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,583,065
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (Aa2/AA)(f)
8,360,000	0.000	08/01/2034	6,699,975
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (Aa2/AA-)(b)
19,135,000	0.000	08/01/2042	19,954,854

			1,303,554,395

Colorado – 5.2%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,575,000	4.700	12/01/2047	1,669,235
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
610,000	5.000	12/01/2037	638,210
613,000	5.125	12/01/2047	640,172
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,480,000	5.000	12/01/2040	1,616,887
2,610,000	5.000	12/01/2050	2,826,342
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750	12/15/2050	4,151,362
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)(a)
4,000,000	4.875	12/01/2051	3,983,702
Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
4,690,000	5.750	12/01/2051	4,816,627
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
3,250,000	5.500	12/01/2050	3,540,867
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500	12/15/2050	6,215,625
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(a)(b)
1,930,000	0.000	12/01/2049	1,628,327
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(a)
1,185,000	5.250	12/01/2049	1,287,852

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
$670,000	7.000%	12/15/2047	$ 694,891
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
1,500,000	5.000	12/01/2050	1,632,931
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(a)
1,300,000	5.000	12/01/2049	1,421,763
Broadway Station Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,500,000	5.125	12/01/2048	2,686,184
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	1,061,546
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,394,014
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
3,000,000	3.750	12/01/2040	2,912,727
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,829,873
4,000,000	6.125	12/01/2047	4,182,186
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	2,091,093
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000	12/01/2051	2,510,223
Castleview Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
4,220,000	5.000	12/01/2050	4,249,435
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
835,000	5.000	12/01/2051	873,581
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021 (NR/NR)
9,400,000	6.000	12/01/2051	9,480,572
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350	12/01/2050	2,785,627
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	519,503
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
762,000	4.375	12/01/2032	796,223
Clear Creek Transit Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
580,000	5.000	12/01/2041	632,475
1,000,000	5.000	12/01/2050	1,085,726

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
$2,075,000	4.000%	10/01/2061	$ 2,179,171
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
475,000	4.000	05/01/2051	523,592
550,000	4.000	05/01/2061	601,178
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(a)
900,000	5.000	02/01/2051	989,296
1,335,000	5.000	02/01/2061	1,459,723
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(a)
6,000,000	5.000	10/01/2049	6,608,378
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
2,750,000	5.000	11/01/2054	2,966,806
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (NR/NR)(d)
3,500,000	5.000	12/01/2022	3,653,214
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (NR/NR)(d)
3,000,000	5.750	12/01/2023	3,311,239
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
2,650,000	4.000	09/01/2050	3,074,534
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (WR/NR)(d)
3,000,000	5.625	06/01/2023	3,222,883
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000	4.000	01/01/2042	1,038,271
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,570,000	4.000	08/01/2039	1,827,456
4,315,000	4.000	08/01/2044	4,954,586
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
7,170,000	5.000	08/01/2044	8,804,692
2,135,000	3.250	08/01/2049	2,269,802
4,620,000	4.000	08/01/2049	5,278,461
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/NR)(d)
4,410,000	5.000	06/01/2027	5,370,225
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
2,045,000	4.000	11/01/2039	2,397,233
8,790,000	5.000	11/01/2039	11,057,070
4,790,000	5.000	11/01/2044	5,943,301
2,300,000	5.000	11/01/2049	2,841,414

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (NR/NR)
$965,000	5.000%	12/31/2047	$ 1,085,707
965,000	5.000	12/31/2051	1,084,179
2,980,000	5.000	12/31/2056	3,343,324
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)
3,000,000	5.750	12/01/2047	3,162,085
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
850,000	5.250	12/01/2051	882,674
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,905,270
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	4,534,178
1,750,000	5.000	12/01/2043	1,868,888
Copperleaf Metropolitan District GO LT Bonds Series 2021 (NR/NR)
3,600,000	4.875	12/01/2051	3,628,063
Copperleaf Metropolitan District No. 3 GO Bonds Series 2017 A (NR/NR)(d)
500,000	5.000	12/01/2022	536,622
700,000	5.125	12/01/2022	752,065
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)(d)
506,000	7.625	12/15/2022	555,168
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)
2,000,000	5.250	12/01/2048	2,127,862
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)
820,000	7.500	12/15/2048	859,571
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	1,047,753
2,100,000	5.250	12/01/2047	2,197,223
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,835,000	5.000	12/01/2049	4,116,853
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(a)
2,045,000	5.500	12/01/2039	2,044,816
5,790,000	5.750	12/01/2049	5,789,648
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Subordinate Bonds Series 2021B (NR/NR) (NR/NR)(a)
2,350,000	8.000	12/15/2049	2,349,643
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(a)
4,165,000	5.500	12/01/2039	4,293,964
10,900,000	5.750	12/01/2049	11,234,220

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(a)
$2,370,000	8.000%	12/15/2049	$ 2,442,961
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
17,970,000	5.000	10/01/2032	18,974,990
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(a)
5,555,000	5.000	12/01/2028	6,787,786
7,200,000	5.000	12/01/2034	8,647,818
4,800,000	4.000	12/01/2035	5,436,774
4,800,000	4.000	12/01/2036	5,430,776
Denver Connection West Metropolitan District GO Bonds Series 2017 A (NR/NR)
2,470,000	5.375	08/01/2047	2,588,260
Denver Connection West Metropolitan District GO Bonds Subordinate Series 2017 B (NR/NR)
1,223,000	8.000	08/01/2047	1,266,883
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
665,000	5.000	12/01/2030	773,572
2,500,000	5.000	12/01/2032	2,896,140
1,235,000	5.000	12/01/2033	1,428,671
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000	5.000	12/01/2032	524,538
1,825,000	4.000	12/01/2038	2,089,954
1,690,000	5.000	12/01/2048	2,028,521
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
1,185,000	4.000	12/01/2038	1,375,518
1,900,000	4.000	12/01/2039	2,201,519
950,000	4.000	12/01/2040	1,099,098
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,715,000	5.000	06/01/2049	3,960,389
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL) (A2/A)(f)
3,000,000	0.000	09/01/2039	1,446,328
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(f)
15,000,000	0.000	09/01/2028	13,757,074
4,100,000	0.000	09/01/2034	3,239,190
E-470 Public Highway Authority RB Series 2010 A (A2/A)(f)
20,000,000	0.000	09/01/2040	13,279,682
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
1,600,000	5.000	12/01/2051	1,672,570
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
1,580,000	5.000	08/01/2049	1,712,848
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	555,792

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Fitzsimons Village Metropolitan District No. 1 GO Refunding Bonds Series 2020 A (NR/NR)
$1,043,000	5.000%	12/01/2049	$ 1,108,943
Flying Horse Metropolitan District No. 2 GO Refunding Bonds Series 2020 A (AGM) (A2/AA)
2,185,000	4.000	12/01/2050	2,563,785
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000	4.250	12/01/2051	2,365,934
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,818,491
Greenways Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)
1,080,000	4.625	12/01/2051	1,076,107
Haskins Station Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2039	702,013
925,000	5.000	12/01/2049	991,579
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/NR)(a)
1,140,000	4.625	12/01/2045	1,138,274
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A2/NR)
3,930,000	4.000	12/01/2047	4,414,284
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
570,000	5.000	12/01/2051	608,844
Horizon Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)(a)
1,187,000	4.500	12/01/2051	1,199,772
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,082,997
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000	4.250	12/01/2051	1,218,775
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (Ba2/NR)
580,000	4.125	12/01/2040	611,008
900,000	4.375	12/01/2047	948,620
Johnstown Farms East Metropolitan District GO LT Bonds Series 2021 (NR/NR)
1,000,000	5.000	12/01/2051	1,006,975
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000	12/01/2050	2,140,893
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)(b)
7,800,000	0.000	12/01/2050	6,974,875
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	4,492,586
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	719,354
Lanterns Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
2,830,000	4.500	12/01/2050	2,749,491

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
$1,180,000	5.750%	12/01/2050	$ 1,291,178
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875	12/01/2051	4,588,969
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
525,000	4.875	12/01/2040	566,402
750,000	5.125	12/01/2050	812,952
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,851,758
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,517,421
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000	4.000	12/01/2051	3,007,465
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	1,054,508
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000	12/01/2051	3,224,068
Murphy Creek Metropolitan District GO LT Bonds Series 2021 (NR/NR)
12,788,000	5.000	12/01/2051	12,852,441
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
520,000	5.000	12/01/2041	565,226
570,000	5.000	12/01/2051	615,040
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,344,500
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,445,000
5,380,000	5.750	12/01/2047	5,661,418
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
330,000	4.000	12/01/2032	380,198
320,000	4.000	12/01/2033	366,604
190,000	4.000	12/01/2034	216,360
550,000	4.000	12/01/2036	621,243
215,000	4.000	12/01/2038	241,638
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
4,711,000	7.250	12/15/2049	4,893,739
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,603,695
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000	12/01/2040	2,325,939

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR) – (continued)
$3,335,000	5.250%	12/01/2050	$ 3,622,149
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750	12/15/2050	2,006,874
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
550,000	4.300	12/01/2050	568,827
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,150,000	5.000	12/01/2051	1,251,207
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000	12/01/2050	1,300,883
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,018,584
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	854,751
Powhaton Community Authority LT Supported RB Series 2021 (NR/NR)
5,460,000	5.000	12/01/2051	5,529,950
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.625	12/01/2048	2,139,681
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(a)
3,000,000	5.000	12/15/2041	3,254,649
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
840,000	4.125	12/15/2036	905,162
725,000	4.875	12/15/2044	781,614
Pronghorn Valley Metropolitan District GO Bonds Series 2021 A (NR/NR)
515,000	3.750	12/01/2041	523,566
650,000	4.000	12/01/2051	661,572
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
4,200,000	6.500	11/15/2038	6,531,354
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)(a)
5,400,000	4.750	12/01/2045	6,102,253
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)(a)(f)
150,000	0.000	12/01/2025	131,887
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000	12/01/2049	10,644,848
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
6,000,000	4.000	12/01/2051	6,131,437
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (Baa1/NR)
425,000	5.000	07/15/2028	523,436
675,000	5.000	01/15/2029	840,129

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (Baa1/NR) – (continued)
$375,000	5.000%	07/15/2029	$ 470,938
470,000	5.000	01/15/2030	595,996
330,000	5.000	07/15/2030	422,554
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,250,000	3.625	12/01/2044	2,232,655
Ridgeline Vista Metropolitan District GO Bonds Series 2021 A (NR/NR)
1,000,000	5.250	12/01/2060	1,113,393
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,229,820
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000	12/01/2051	534,185
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000	5.250	12/01/2051	5,116,789
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
1,055,000	5.000	12/01/2050	1,143,434
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,726,304
5,695,000	5.000	12/01/2049	6,113,554
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
9,375,000	5.250	12/01/2051	9,457,650
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(d)
550,000	5.125	12/01/2023	615,227
1,000,000	5.125	12/01/2023	1,118,595
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)(d)
635,000	7.250	12/15/2023	735,963
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)(a)
1,000,000	5.000	12/01/2040	1,089,587
1,625,000	5.125	12/01/2050	1,768,453
Sierra Ridge Metropolitan District No. 2 Douglas County GO Bonds Series 2016 A (NR/NR)
725,000	4.500	12/01/2031	747,689
1,500,000	5.500	12/01/2046	1,547,360
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,598,444
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
375,000	4.000	12/01/2039	437,212
750,000	4.000	12/01/2044	866,300
2,210,000	3.000	12/01/2049	2,289,530
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,310,201

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
$500,000	5.500%	12/01/2048	$ 538,770
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,681,119
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
650,000	5.000	12/01/2039	769,486
Sterling Ranch Community Authority Board Limited Tax Special Senior RB Series 2017 A (NR/NR)
8,920,000	5.000	12/01/2038	9,345,557
18,750,000	5.000	12/01/2047	19,602,538
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
720,000	7.125	12/15/2050	756,559
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250	12/01/2050	2,763,683
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	2,139,695
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (Baa3/NR)
8,000,000	6.000	12/01/2050	9,739,301
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000	12/01/2040	1,232,593
1,750,000	5.000	12/01/2049	1,950,453
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,899,499
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
815,000	5.250	12/01/2037	870,733
2,400,000	5.375	12/01/2047	2,556,619
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
805,000	5.000	12/01/2050	998,939
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
1,155,000	3.250	12/15/2050	1,247,143
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
1,570,000	4.375	12/01/2044	1,656,562
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
580,000	5.000	12/01/2040	629,825
1,020,000	5.000	12/01/2050	1,099,666
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,500,000	5.000	12/01/2050	1,628,947

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)(b)
$1,000,000	0.000%	12/01/2050	$ 852,200
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000	12/15/2050	4,262,464
Westown Metropolitan District GO Bonds Series 2017 A (NR/NR)(d)
863,000	5.000	12/01/2022	924,962
Whispering Pines Metropolitan District No. 1 GO Bonds Subordinated Series 2017 B (NR/NR)
1,467,000	7.375	12/15/2047	1,522,580
Whispering Pines Metropolitan District No. 1 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	1,048,006
2,500,000	5.000	12/01/2047	2,612,998
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(a)
980,000	5.000	12/01/2050	1,068,581
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	192,111
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,470,000	5.375	12/01/2048	3,702,482
Willow Bend Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,000,000	5.000	12/01/2049	1,072,251
Windler Public Improvement Authority RB Series 2021 A-1 (NR/NR)
12,250,000	4.125	12/01/2051	12,238,732
Windler Public Improvement Authority RB Series 2021 A-2 (NR/NR)(b)
9,400,000	0.000	12/01/2051	7,023,907
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,699,576
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)(a)
2,184,000	5.125	12/01/2050	2,185,368
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,825,000	6.250	12/15/2040	1,970,188

			628,317,835

Connecticut – 0.6%
City of New Haven CT GO Bonds Series 2018 (BBB+/NR)
410,000	5.500	08/01/2038	505,988
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
900,000	5.500	08/01/2034	1,117,074
500,000	5.500	08/01/2035	619,839
420,000	5.500	08/01/2036	519,888
400,000	5.500	08/01/2037	494,302
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(a)
1,150,000	5.000	01/01/2045	1,273,821
1,650,000	5.000	01/01/2055	1,817,705

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2001 V-2 (Aaa/VMIG1/AAA/A-1+)(c)
$26,545,000	0.010%	07/01/2036	$ 26,545,000
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
1,015,000	4.000	07/01/2039	1,136,469
3,500,000	4.000	07/01/2044	3,874,189
3,500,000	4.000	07/01/2049	3,857,763
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(a)
20,200,000	7.000	02/01/2045	21,083,641
State of Connecticut GO Bonds Series 2018 C (Aa3/A+)
450,000	5.000	06/15/2032	559,719
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/A+)
500,000	4.000	04/15/2037	589,852
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(a)
1,125,000	4.000	04/01/2051	1,177,733
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (A2/AA)
500,000	5.000	08/15/2023	536,893

			65,709,876

Delaware – 0.2%
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (NR/NR)
3,785,000	5.000	11/15/2048	4,328,676
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (NR/AA-)
6,130,000	4.000	07/01/2043	6,909,806
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000	5.000	08/01/2049	966,645
795,000	5.000	08/01/2054	896,293
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000	5.000	09/01/2050	2,321,053
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
5,322,000	4.000	07/01/2035	5,807,966

			21,230,439

District of Columbia – 0.9%
District of Columbia RB for International School Series 2019 (NR/BBB)
1,275,000	5.000	07/01/2049	1,517,855
1,140,000	5.000	07/01/2054	1,352,477
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
655,000	4.000	07/01/2044	737,930
1,300,000	4.000	07/01/2049	1,454,558

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia RB for Rocketship DC Obligated Group Series 2021 A (NR/NR)(a)
$445,000	5.000%	06/01/2051	$ 517,500
600,000	5.000	06/01/2061	693,391
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000	6.500	10/01/2044	49,145,580
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
7,065,000	3.000	10/01/2050	7,409,918
3,570,000	4.000	10/01/2053	4,068,793
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
815,000	4.000	10/01/2044	926,936
1,075,000	5.000	10/01/2047	1,313,623
1,610,000	4.000	10/01/2049	1,820,650
2,955,000	4.000	10/01/2053	3,320,564
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (NR/NR)
25,000,000	6.500	10/01/2041	31,632,537

			105,912,312

Florida – 12.8%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,725,000	4.750	05/01/2036	4,169,891
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
630,000	5.000	05/01/2039	702,193
1,025,000	5.100	05/01/2049	1,139,907
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,657,263
5,755,000	4.000	05/01/2051	6,074,648
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
500,000	3.750	05/01/2029	536,365
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
1,715,000	3.500	05/01/2031	1,822,933
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
3,970,000	3.500	05/01/2032	4,418,935
6,700,000	3.700	05/01/2036	7,472,189
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
740,000	4.625	05/01/2028	792,007
1,805,000	5.000	05/01/2036	1,999,876
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)
505,000	6.900	05/01/2025	522,141

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
$3,440,000	6.900%	05/01/2036	$ 3,521,574
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
900,000	6.900	05/01/2036	917,428
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
500,000	4.000	11/01/2040	530,149
3,155,000	4.000	11/01/2050	3,309,874
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(a)
1,845,000	5.100	05/01/2039	2,064,540
3,080,000	5.200	05/01/2049	3,438,777
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)(a)
270,000	2.750	05/01/2031	270,174
515,000	3.125	05/01/2041	517,060
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(a)
500,000	3.200	05/01/2041	502,797
1,025,000	4.000	05/01/2052	1,072,921
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(a)
775,000	3.200	05/01/2041	778,712
700,000	4.000	05/01/2051	732,726
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	713,309
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750	05/01/2048	872,511
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375	05/01/2041	254,832
475,000	4.000	05/01/2051	502,882
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,840,000	6.000	05/01/2048	2,195,883
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125	05/01/2041	651,636
475,000	4.000	05/01/2051	506,940
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	05/01/2040	610,539
880,000	4.000	05/01/2051	925,113
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(a)
900,000	4.500	06/01/2039	988,648
1,630,000	4.625	06/01/2049	1,771,187

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
$550,000	4.000%	05/01/2051	$ 583,497
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
1,000,000	4.000	05/01/2050	1,061,536
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
390,000	4.000	05/01/2051	413,752
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
915,000	4.750	11/01/2026	996,957
700,000	5.000	11/01/2031	760,501
6,015,000	5.250	11/01/2046	6,543,503
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(a)
935,000	5.000	11/01/2049	1,056,120
750,000	5.125	11/01/2049	853,090
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
1,885,000	3.200	05/01/2041	1,894,453
1,880,000	4.000	05/01/2052	1,972,495
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
215,000	4.500	11/01/2025	227,572
960,000	5.000	11/01/2036	1,091,655
1,055,000	5.000	11/01/2048	1,185,530
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(a)
705,000	3.500	05/01/2041	722,803
775,000	4.000	05/01/2051	812,496
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
1,840,000	4.250	05/01/2029	2,022,711
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
905,000	5.000	05/01/2035	968,100
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
900,000	3.750	05/01/2031	999,147
1,035,000	4.000	05/01/2037	1,130,535
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
1,610,000	4.250	05/01/2031	1,829,193
2,810,000	4.250	05/01/2037	3,154,170
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(a)
1,635,000	6.375	11/01/2049	1,813,015

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
$470,000	6.000%	11/01/2027	$ 541,152
490,000	3.750	11/01/2031	515,250
2,980,000	6.500	11/01/2043	3,789,360
1,495,000	4.125	11/01/2046	1,572,114
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000	05/01/2040	1,118,615
1,630,000	4.000	05/01/2051	1,711,439
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	933,195
1,000,000	6.500	11/01/2043	1,273,139
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625	12/15/2040	1,342,459
1,000,000	4.000	12/15/2050	1,054,628
Bent Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(a)
1,000,000	4.000	06/15/2051	1,045,649
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625	05/01/2041	1,287,916
1,500,000	4.000	05/01/2051	1,568,906
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
500,000	4.100	05/01/2026	537,692
1,755,000	4.700	05/01/2036	1,883,063
3,200,000	4.875	05/01/2047	3,430,799
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	343,070
950,000	4.000	06/15/2050	999,995
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	979,585
2,650,000	4.500	06/15/2049	2,887,814
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500	05/01/2041	1,194,843
1,360,000	4.000	05/01/2051	1,425,800
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	589,555
1,590,000	4.000	05/01/2050	1,666,841
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
6,690,000	5.750	05/01/2035	7,618,427
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.150	05/01/2041	1,002,383

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR) – (continued)
$1,300,000	4.000%	05/01/2052	$ 1,356,549
Brookstone Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
210,000	3.875	11/01/2023	214,574
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	1,065,856
1,350,000	4.000	12/15/2049	1,419,706
Capital Trust Agency Educational Facilities RB Series 2021A (NR/NR)(a)
2,210,000	5.000	12/01/2056	2,285,507
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
31,390,000	5.875	07/01/2054	27,309,300
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(a)
58,380,000	5.250	12/01/2058	66,402,241
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(a)
595,000	4.000	07/01/2056	638,740
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(a)
900,000	5.000	06/01/2056	1,009,699
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(a)
1,155,000	5.000	12/15/2049	1,348,887
1,075,000	5.000	12/15/2054	1,250,443
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
275,000	5.000	08/01/2040	333,510
750,000	5.000	08/01/2055	893,290
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(a)
525,000	5.250	12/01/2043	604,203
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
220,000	4.000	05/01/2024	226,447
500,000	5.125	05/01/2038	560,438
1,000,000	5.250	05/01/2049	1,120,100
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
850,000	4.000	05/01/2051	891,125
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
375,000	4.125	12/15/2027	399,125
500,000	4.500	12/15/2032	543,586
975,000	4.700	12/15/2037	1,060,954
Century Parc Community Development District Special Assessment Refunding Series 2012 (NR/A)
215,000	3.875	11/01/2022	217,353
25,000	4.000	11/01/2023	25,294
1,705,000	4.500	11/01/2031	1,724,536

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$630,000	3.750%	05/01/2040	$ 664,608
705,000	4.000	05/01/2050	741,162
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350	05/01/2041	832,474
1,165,000	4.000	05/01/2051	1,219,466
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(a)
730,000	3.375	05/01/2041	739,324
1,055,000	4.000	05/01/2052	1,100,892
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,720,000	3.700	05/01/2040	1,804,697
3,010,000	4.000	05/01/2051	3,162,399
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,628,306
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,055,000	4.000	05/01/2052	1,112,090
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(a)
3,750,000	4.000	10/01/2051	4,025,401
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(a)
800,000	5.500	10/01/2036	870,371
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(a)
5,400,000	5.000	10/01/2049	5,963,837
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,750,000	4.000	10/01/2034	1,944,853
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
2,000,000	4.000	11/01/2045	2,286,393
5,000,000	5.000	11/01/2050	6,139,306
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
1,495,000	4.000	07/01/2045	1,720,810
1,740,000	5.000	07/01/2050	2,158,468
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
480,000	5.000	01/01/2037	538,162
1,725,000	5.000	01/01/2047	1,915,784
1,615,000	5.000	01/01/2052	1,790,358
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(b)
25,620,000	0.000	05/01/2046	28,790,634

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (NR/NR)
$2,350,000	5.000%	05/01/2026	$ 2,614,673
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(a)
500,000	4.750	06/15/2039	560,695
1,000,000	5.000	06/15/2049	1,119,277
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
2,990,000	3.500	05/01/2032	3,200,280
1,500,000	3.625	05/01/2035	1,607,215
1,750,000	3.750	05/01/2046	1,862,111
Concorde Estates Community Development District RB (NR/NR)(f)
1,130,000	0.000	11/01/2027	789,120
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)*
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)*
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,055,000	5.850	05/01/2035	3,068,989
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,105,000	5.850	05/01/2035	1,105,902
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)*(f)
2,939,931	0.000	05/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
140,000	3.875	11/01/2024	144,586
270,000	4.000	11/01/2029	293,133
500,000	4.750	11/01/2038	572,218
1,000,000	5.000	11/01/2049	1,141,618
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	458,184
1,000,000	4.250	12/15/2049	1,080,002
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000	05/01/2040	573,826
760,000	4.000	05/01/2050	800,500
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
2,380,000	5.125	11/01/2050	2,591,403
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
782,000	4.000	05/01/2031	872,161
1,407,000	4.250	05/01/2038	1,562,455

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
$940,000	3.750%	05/01/2029	$ 1,018,067
County of Broward RB for Airport System Series 2019 A (AMT) (A1/A)
4,505,000	4.000	10/01/2049	5,156,623
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
2,060,000	4.000	09/01/2044	2,329,217
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750	08/15/2050	4,525,074
2,000,000	5.750	08/15/2055	2,251,598
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
1,340,000	5.000	10/01/2049	1,651,931
1,610,000	4.000	10/01/2054	1,834,927
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (NR/BBB)
500,000	4.000	05/01/2038	554,455
1,175,000	4.125	05/01/2048	1,303,242
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,570,000	4.700	11/01/2039	1,739,984
2,500,000	4.750	11/01/2049	2,743,893
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(a)
175,000	3.625	11/01/2040	180,741
375,000	4.000	11/01/2050	392,308
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000	05/01/2051	1,052,472
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(a)
1,175,000	3.800	05/01/2050	1,229,630
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
525,000	4.000	06/15/2040	562,233
1,500,000	4.000	06/15/2050	1,578,939
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(a)
1,175,000	3.875	05/01/2040	1,251,686
1,210,000	4.000	05/01/2051	1,277,291
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,170,000	5.125	11/01/2048	3,756,671
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,580,000	5.400	05/01/2039	1,790,764
2,645,000	5.500	05/01/2044	3,027,618

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
$2,655,000	5.400%	05/01/2049	$ 3,068,533
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
935,000	4.000	05/01/2051	962,338
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	4.750	12/15/2038	1,157,686
2,995,000	5.000	12/15/2048	3,466,642
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
3,090,000	3.750	05/01/2034	3,401,050
4,260,000	4.000	05/01/2037	4,746,291
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
1,035,000	3.375	05/01/2041	1,051,700
700,000	4.000	05/01/2051	735,664
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(a)
950,000	4.125	05/01/2040	1,024,079
3,785,000	4.125	05/01/2051	4,040,477
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
785,000	4.000	05/01/2051	821,061
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
980,000	3.250	05/01/2041	995,480
750,000	4.000	05/01/2051	795,055
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,000,000	5.000	11/01/2048	1,115,440
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	557,281
920,000	5.000	11/01/2049	1,027,043
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000	05/01/2040	202,334
500,000	4.125	05/01/2051	525,887
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600	05/01/2041	1,476,398
2,675,000	4.000	05/01/2051	2,815,298
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,145,000	4.000	05/01/2051	1,206,300
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
1,100,000	4.000	05/01/2052	1,161,334

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR)
$1,400,000	4.000%	11/01/2051	$ 1,464,839
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
490,000	3.500	05/01/2041	500,127
1,220,000	4.000	05/01/2051	1,273,639
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (A2/AA)
4,745,000	3.000	08/15/2050	4,947,476
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM-CR) (A2/AA)
3,240,000	4.000	08/15/2045	3,793,783
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB+)
12,765,000	4.000	08/15/2045	14,339,864
6,690,000	4.000	08/15/2050	7,481,347
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	1,032,776
3,560,000	4.125	11/01/2050	3,734,688
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
220,000	4.000	11/01/2040	230,669
2,155,000	4.125	11/01/2050	2,260,745
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
685,000	6.375	11/01/2026	762,093
3,235,000	7.000	11/01/2045	3,837,515
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
855,000	5.250	11/01/2035	924,452
1,305,000	5.375	11/01/2046	1,410,582
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(a)
1,245,000	5.000	11/01/2039	1,397,959
1,800,000	5.125	11/01/2049	2,010,376
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
3,525,000	3.375	05/01/2041	3,520,075
3,290,000	4.000	05/01/2052	3,403,818
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,475,000	5.000	05/01/2035	2,910,441
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	198,019
500,000	4.200	05/01/2050	532,877

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (NR/A-)
$1,465,000	4.375%	05/01/2034	$ 1,517,846
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000	3.000	11/01/2041	1,337,410
Florida Development Finance Corp Surface Transportation Facility RB Series 2019A (NR/NR)(a)(c)(d)
1,160,000	6.250	01/01/2024	1,182,757
14,940,000	6.375	01/01/2026	15,286,386
34,195,000	6.500	01/01/2029	34,938,779
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(a)
1,650,000	5.000	06/01/2040	1,832,972
2,595,000	5.000	06/01/2055	2,845,231
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(a)
4,650,000	5.000	12/15/2049	5,358,005
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(a)
2,005,000	5.250	06/01/2050	2,333,728
3,560,000	5.250	06/01/2055	4,133,790
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
600,000	4.000	07/01/2045	652,022
800,000	4.000	07/01/2055	864,046
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000	06/01/2040	905,868
1,850,000	5.000	06/01/2050	1,995,888
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(a)
23,530,000	7.375	01/01/2049	25,683,861
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,875,000	5.000	06/01/2051	2,132,651
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(a)
830,000	4.000	06/30/2046	887,704
1,290,000	4.000	06/30/2056	1,365,539
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(a)
1,190,000	4.000	06/01/2055	1,306,053
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-1 (NR/NR)(a)
735,000	2.375	06/01/2027	737,072
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(a)
2,085,000	5.000	09/15/2050	2,299,502

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(a)
$1,750,000	4.750%	06/01/2038	$ 2,020,995
3,000,000	5.000	06/01/2048	3,451,075
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BBB-)
2,580,000	5.000	03/01/2044	2,987,378
5,805,000	5.000	03/01/2049	6,686,703
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
6,060,000	5.000	03/01/2047	7,013,505
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (NR/A-)(d)
600,000	5.000	04/01/2022	606,983
5,830,000	5.250	04/01/2022	5,901,368
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
725,000	5.000	11/01/2047	809,591
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125	11/01/2039	957,100
4,065,000	4.375	11/01/2049	4,400,467
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
700,000	4.000	05/01/2031	769,791
1,000,000	4.125	05/01/2038	1,085,058
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000	3.250	11/01/2049	1,958,071
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	263,385
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(a)
1,265,000	4.000	05/01/2040	1,353,686
1,170,000	4.000	05/01/2051	1,229,109
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,400,000	4.000	05/01/2052	1,461,922
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,100,000	4.250	05/01/2040	1,175,956
1,375,000	4.500	05/01/2052	1,470,000
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,105,000	4.000	11/01/2051	1,146,828
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
750,000	4.000	05/01/2051	773,555

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
$3,165,000	5.000%	11/15/2026	$ 3,315,011
5,000,000	5.000	11/15/2036	5,217,268
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
3,540,000	5.000	10/01/2047	4,246,623
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
3,000,000	4.375	11/01/2049	3,249,740
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,515,000	4.500	05/01/2036	1,627,550
2,275,000	4.625	05/01/2046	2,417,265
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
540,000	4.000	05/01/2040	575,500
860,000	4.000	05/01/2051	902,763
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
525,000	3.375	05/01/2041	533,827
640,000	4.000	05/01/2051	673,582
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
920,000	3.750	05/01/2034	987,202
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,060,000	3.875	05/01/2039	2,211,329
1,400,000	4.100	05/01/2048	1,504,172
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(a)
1,725,000	4.000	05/01/2031	1,919,143
1,335,000	4.250	05/01/2035	1,488,433
1,810,000	4.250	05/01/2039	2,002,845
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	679,696
1,150,000	4.000	11/01/2051	1,205,885
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	212,688
500,000	4.250	11/01/2051	530,979
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
950,000	4.000	05/01/2052	989,783
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
755,000	5.000	05/01/2034	876,231
2,170,000	5.125	05/01/2045	2,518,370

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (NR/A)
$500,000	5.050%	05/01/2031	$ 525,396
500,000	5.150	05/01/2034	524,784
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,805,000	5.700	05/01/2036	1,823,594
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
2,200,000	4.200	05/01/2031	2,382,658
2,000,000	4.350	05/01/2036	2,165,469
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	498,500
665,000	4.000	05/01/2050	699,252
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(a)
1,000,000	4.875	12/15/2038	1,126,642
1,000,000	5.000	12/15/2048	1,121,373
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
1,000,000	4.250	05/01/2031	1,116,320
2,150,000	4.250	05/01/2036	2,364,812
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
605,000	4.375	11/01/2050	650,704
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
2,295,000	5.000	11/01/2048	2,587,962
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(a)
1,065,000	4.000	05/01/2040	1,129,476
2,375,000	4.000	05/01/2050	2,486,081
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	206,980
520,000	5.000	11/01/2050	602,557
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(a)
445,000	5.125	11/01/2049	496,620
Islands at Doral III Community Development District Special Assessment Refunding Series 2013 (NR/A-)
2,500,000	4.125	05/01/2035	2,583,878
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
990,000	5.000	11/01/2047	1,075,340
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125	05/01/2041	958,820
2,605,000	4.000	05/01/2051	2,750,249

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
$290,000	3.500%	05/01/2040	$ 302,343
470,000	3.750	05/01/2050	491,546
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	2,189,831
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000	06/15/2040	1,451,805
1,060,000	4.000	06/15/2050	1,125,522
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	4.000	06/15/2051	731,954
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100	05/01/2051	272,441
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000	4.300	05/01/2051	332,766
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
900,000	4.125	05/01/2031	919,906
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625	05/01/2041	333,014
500,000	4.000	05/01/2052	520,129
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
600,000	4.000	05/01/2040	648,904
1,900,000	4.000	05/01/2050	2,007,402
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200	05/01/2030	548,242
525,000	3.750	05/01/2040	554,502
670,000	3.900	05/01/2050	705,268
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(a)
1,085,000	3.625	05/01/2040	1,136,227
2,500,000	3.875	05/01/2051	2,625,389
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	265,407
575,000	4.000	05/01/2049	608,666
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
1,275,000	4.000	05/01/2050	1,346,371
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
1,885,000	6.700	05/01/2033	1,974,079
4,715,000	7.000	05/01/2043	4,950,419

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
$6,320,000	5.600%	05/01/2044	$ 7,289,785
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	584,342
1,615,000	4.500	05/01/2049	1,766,947
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(a)
1,000,000	5.000	05/01/2037	1,110,186
2,365,000	5.125	05/01/2047	2,621,219
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(a)
575,000	3.750	05/01/2039	606,667
555,000	4.000	05/01/2049	586,888
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
755,000	4.400	05/01/2039	828,089
865,000	4.500	05/01/2049	946,383
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
100,000	4.000	05/01/2022	100,743
1,125,000	4.625	05/01/2027	1,213,601
2,500,000	5.250	05/01/2037	2,799,639
5,815,000	5.375	05/01/2047	6,487,335
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,313,935
2,545,000	5.100	05/01/2048	2,841,240
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	4,311,210
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
1,315,000	4.250	05/01/2026	1,379,957
5,510,000	5.000	05/01/2036	6,010,312
13,730,000	5.125	05/01/2046	14,949,851
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
1,735,000	2.500	05/01/2033	1,809,744
1,685,000	2.625	05/01/2037	1,760,701
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
585,000	4.000	05/01/2052	620,502
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(a)
2,100,000	3.750	05/01/2040	2,215,201
1,250,000	4.000	05/01/2050	1,319,972
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
650,000	3.125	05/01/2041	653,691

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR) – (continued)
$925,000	4.000%	05/01/2051	$ 981,194
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,298,308
2,250,000	4.875	05/01/2049	2,513,734
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
1,930,000	3.000	05/01/2035	2,047,526
1,990,000	3.000	05/01/2038	2,098,232
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	679,013
895,000	4.000	05/01/2038	971,464
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,430,000	4.000	05/01/2031	1,609,613
1,860,000	4.000	05/01/2036	2,085,360
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400	05/01/2040	1,755,073
2,840,000	4.600	05/01/2051	3,119,958
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	1,096,329
1,775,000	5.125	05/01/2049	1,973,465
Longleaf Community Development District (NR/NR)
1,219,000	5.375	05/01/2030	1,220,030
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
3,225,000	5.400	05/01/2030	3,218,324
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	3,996,924
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
2,650,000	3.250	05/01/2031	2,654,491
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
835,000	3.450	05/01/2041	847,642
2,060,000	4.000	05/01/2052	2,142,932
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625	05/01/2039	947,486
1,340,000	4.750	05/01/2050	1,472,072
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,755,000	4.000	06/15/2039	1,872,534
2,920,000	4.375	06/15/2049	3,133,694

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
$1,840,000	5.000%	05/01/2032	$ 1,949,148
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
2,800,000	5.125	11/01/2038	3,320,239
4,750,000	5.250	11/01/2049	5,605,343
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)*
880,000	5.250	05/01/2015	21,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)*
1,380,000	6.150	11/01/2014	33,120
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
350,000	6.000	05/01/2036	355,690
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
705,000	6.250	05/01/2038	717,087
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
500,000	7.250	05/01/2035	537,771
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)*
1,075,000	5.250	05/01/2015	25,800
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
530,000	3.750	05/01/2052	536,650
900,000	4.000	05/01/2052	948,702
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	1,116,271
1,700,000	5.000	05/01/2048	1,889,064
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (Baa1/NR)
1,500,000	5.000	11/15/2039	1,676,426
Miami RB Refunding for Miami Tunnel Project Series 2012 (Aa3/NR)(a)
1,165,000	5.000	03/01/2030	1,226,138
Miami RB Refunding for Miami Tunnel Project Series 2012 (NR/NR)(a)(d)
10,595,000	5.000	03/01/2023	11,170,086
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
315,000	4.000	11/01/2023	325,331
600,000	4.750	11/01/2027	670,776
4,000,000	5.125	11/01/2039	4,600,454
4,135,000	5.250	11/01/2049	4,735,637
Miami-Dade County Educational Facilities Authority RB for University of Miami Series 2018 A (A3/A-)
10,085,000	4.000	04/01/2053	11,256,803

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
$3,440,000	5.000%	05/01/2029	$ 3,565,915
3,515,000	5.000	05/01/2037	3,622,820
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
2,925,000	3.250	05/01/2032	2,973,801
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,875,000	3.500	05/01/2041	1,918,462
2,455,000	4.000	05/01/2051	2,561,790
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
1,765,000	5.000	05/01/2028	1,903,633
1,200,000	5.000	05/01/2035	1,276,723
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,025,000	4.000	12/15/2049	2,146,673
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (NR/AA)
1,820,000	3.500	05/01/2036	1,921,455
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	794,936
1,230,000	5.625	11/01/2045	1,325,782
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,185,000	5.125	11/01/2048	1,326,974
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,250,000	3.875	05/01/2041	1,286,471
2,250,000	4.125	05/01/2052	2,311,321
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(a)
815,000	3.500	05/01/2038	883,495
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(a)
40,000	3.500	05/01/2031	42,197
105,000	4.000	05/01/2038	111,697
New River Community Development District Special Assessment Series 2006 B (NR/NR)*
3,260,000	5.000	05/01/2013	33
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
845,000	3.500	05/01/2041	862,514
1,400,000	4.000	05/01/2051	1,468,823
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
1,200,000	3.375	11/01/2041	1,209,974
2,350,000	4.000	11/01/2051	2,456,841

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
$470,000	3.625%	05/01/2040	$ 485,699
1,500,000	4.000	05/01/2051	1,568,047
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (NR/A)
3,000,000	5.000	10/01/2049	3,682,116
6,580,000	5.000	10/01/2054	8,047,435
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
345,000	4.000	06/15/2040	371,371
955,000	4.000	06/15/2050	1,012,591
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850	05/01/2039	2,509,678
3,625,000	5.000	05/01/2049	4,135,284
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (NR/NR)
1,680,000	5.000	04/01/2024	1,696,416
1,765,000	5.000	04/01/2025	1,781,724
1,005,000	5.000	04/01/2026	1,014,231
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	899,112
905,000	4.000	05/01/2050	952,180
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,680,000	5.375	11/01/2038	1,924,835
3,300,000	5.500	11/01/2049	3,772,459
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
410,000	4.000	05/01/2051	424,852
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,700,000	4.000	05/15/2053	2,913,183
2,175,000	5.000	05/15/2053	2,493,363
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)(g)
1,700,000	4.000	06/01/2041	1,771,486
4,700,000	4.250	06/01/2056	4,888,798
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
1,100,000	4.000	05/01/2052	1,154,119
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	1,256,343
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
400,000	4.000	11/01/2038	457,410
3,290,000	4.200	11/01/2048	3,719,758

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
$3,155,000	3.750%	05/01/2031	$ 3,436,731
2,040,000	4.000	05/01/2036	2,242,346
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
700,000	4.000	05/01/2027	740,660
2,380,000	5.000	05/01/2039	2,657,208
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (NR/AA)
530,000	4.125	05/01/2035	581,734
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
2,730,000	4.000	11/01/2051	2,875,075
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	2,135,445
5,095,000	5.375	05/01/2050	5,875,296
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
590,000	5.500	11/01/2032	683,826
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	841,041
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000	4.700	05/01/2049	2,670,201
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
800,000	4.375	05/01/2031	929,186
1,065,000	4.500	05/01/2034	1,234,465
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	815,365
1,370,000	4.000	05/01/2052	1,432,934
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
1,400,000	4.000	05/01/2052	1,452,970
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
3,190,000	4.375	05/01/2036	3,702,385
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)(a)
1,000,000	3.250	12/15/2041	1,010,177
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
655,000	3.300	05/01/2030	680,292
695,000	3.750	05/01/2037	731,443
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,260,000	5.000	07/01/2039	2,620,390

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
$555,000	3.625%	05/01/2040	$ 579,152
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,920,000	3.500	05/01/2037	1,994,205
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (NR/BBB)
2,795,000	4.750	05/01/2033	2,900,279
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,177,981
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	266,428
1,205,000	4.000	11/01/2050	1,261,015
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
750,000	3.500	05/01/2041	770,160
1,000,000	4.000	05/01/2051	1,054,113
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
625,000	4.000	12/15/2051	661,288
Reunion East Community Development District (NR/NR)
2,170,000	7.200	05/01/2022	22
Reunion East Community Development District Special Assessment for 2021 Assessment Area Series 2021 (NR/NR)
1,750,000	4.000	05/01/2051	1,830,391
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
2,515,000	5.000	05/01/2025	2,712,352
6,825,000	5.000	05/01/2033	7,568,651
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	514,740
1,520,000	4.625	05/01/2050	1,657,507
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500	05/01/2040	901,476
830,000	4.750	05/01/2050	907,914
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000	3.375	05/01/2041	1,023,724
1,750,000	4.000	05/01/2051	1,841,827
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625	05/01/2040	1,079,429
1,000,000	3.875	05/01/2051	1,050,817
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350	05/01/2051	1,150,994

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
River Landing Community Development District Special Assessment Series 2020 B (NR/NR)
$1,195,000	4.250%	11/01/2035	$ 1,226,433
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,040,000	3.500	05/01/2041	1,064,950
910,000	4.000	05/01/2051	951,063
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(a)
775,000	3.500	05/01/2041	795,483
905,000	4.000	05/01/2051	948,048
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
650,000	4.000	11/01/2051	681,210
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000	06/15/2040	343,470
780,000	4.000	06/15/2050	824,673
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
1,410,000	4.125	06/15/2039	1,542,720
2,280,000	4.250	06/15/2049	2,472,080
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
700,000	4.000	11/01/2051	740,204
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
305,000	2.625	05/01/2025	309,142
375,000	3.125	05/01/2030	389,316
980,000	3.625	05/01/2040	1,029,879
950,000	3.750	05/01/2050	993,369
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
2,880,000	4.125	05/01/2041	3,114,946
2,555,000	4.250	05/01/2053	2,746,180
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750	05/01/2040	638,775
1,250,000	4.000	05/01/2051	1,286,549
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)(a)
315,000	4.000	06/15/2036	357,943
425,000	4.000	06/15/2041	476,822
1,195,000	4.000	06/15/2051	1,323,763
1,105,000	4.000	06/15/2056	1,214,389
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,200,000	5.250	11/01/2039	2,508,187
2,815,000	5.375	11/01/2049	3,190,398
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
3,800,000	5.250	11/01/2049	4,435,792

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$1,250,000	4.000%	06/15/2051	$ 1,315,315
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	4,588,697
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
1,800,000	4.000	05/01/2052	1,871,010
Six Mile Creek Community Development District Capital Improvement RB Series 2021 (NR/NR)
655,000	4.000	05/01/2052	680,840
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
1,325,000	3.500	05/01/2041	1,348,104
1,125,000	4.000	05/01/2051	1,170,777
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	334,949
950,000	4.250	11/01/2050	1,019,679
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
475,000	4.000	06/15/2051	501,002
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(a)
2,100,000	5.125	11/01/2039	2,385,719
3,480,000	5.250	11/01/2049	3,955,001
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,462,198
2,505,000	5.375	05/01/2049	2,820,885
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
1,345,000	4.250	11/01/2037	1,485,106
330,000	4.125	11/01/2040	358,814
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A)
770,000	3.500	05/01/2032	814,593
485,000	3.625	05/01/2035	514,478
1,695,000	3.750	05/01/2038	1,800,711
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
285,000	4.350	05/01/2026	300,161
475,000	4.875	05/01/2035	515,212
95,000	5.000	05/01/2038	103,757
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,108,815

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
$1,350,000	3.125%	05/01/2041	$ 1,351,633
940,000	4.000	05/01/2048	992,404
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
375,000	3.600	05/01/2034	397,541
600,000	4.000	05/01/2043	637,549
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
445,000	4.300	05/01/2040	484,243
320,000	4.500	05/01/2046	348,098
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)*
3,550,000	5.800	05/01/2035	3,549,758
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)*
2,640,000	5.800	05/01/2035	2,141,871
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
215,000	3.750	05/01/2024	220,302
425,000	4.375	05/01/2029	465,975
1,000,000	5.000	05/01/2039	1,124,737
1,750,000	5.250	05/01/2049	1,976,922
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(a)
1,250,000	5.125	11/01/2037	1,387,415
1,785,000	5.250	11/01/2047	1,979,981
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,085,000	4.800	05/01/2035	1,041,957
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
700,000	4.000	12/15/2041	767,177
475,000	4.000	12/15/2046	517,824
700,000	4.000	12/15/2050	759,471
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
7,475,000	4.000	08/01/2055	8,397,608
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
2,220,000	4.000	05/01/2052	2,334,670
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)*
418,112	5.500	11/01/2010	250,867
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(a)
625,000	3.500	06/15/2041	643,263
1,650,000	4.000	06/15/2051	1,740,322

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
$2,150,000	5.000%	05/01/2034	$ 2,222,402
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(a)
900,000	4.000	11/01/2051	956,080
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,218,039
2,600,000	4.625	06/15/2049	2,845,542
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	2,082,737
3,495,000	5.500	11/01/2044	4,161,960
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,590,741
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(a)
1,500,000	3.750	12/15/2050	1,548,379
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	450,418
860,000	4.125	12/15/2049	916,664
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(a)
325,000	3.300	06/15/2041	329,485
575,000	4.000	06/15/2051	603,143
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(a)
400,000	3.750	06/15/2029	427,641
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
925,000	4.000	05/01/2052	962,225
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
930,000	3.750	05/01/2040	974,723
1,230,000	4.000	05/01/2050	1,289,435
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
510,000	3.400	05/01/2041	516,917
350,000	4.000	05/01/2051	363,808
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)(a)
750,000	4.000	05/01/2051	788,126
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750	05/01/2040	740,489
875,000	4.000	05/01/2051	919,206

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
$1,650,000	4.000%	05/01/2038	$ 1,781,527
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
965,000	3.750	05/01/2026	998,963
1,550,000	4.000	05/01/2033	1,632,983
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/2034	1,440,396
2,350,000	6.000	11/01/2044	2,487,228
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375	05/01/2041	732,855
635,000	4.000	05/01/2051	670,929
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A2/A+)
2,050,000	5.000	07/01/2048	2,449,824
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
390,000	4.250	05/01/2026	409,699
1,110,000	4.800	05/01/2036	1,191,226
1,715,000	5.000	05/01/2046	1,841,696
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
1,050,000	3.300	12/15/2041	1,066,044
1,875,000	4.000	12/15/2051	1,977,351
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	1,070,262
1,000,000	4.000	06/15/2050	1,055,214
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
690,000	3.375	05/01/2032	739,119
1,345,000	3.600	05/01/2037	1,447,873
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
615,000	4.000	05/01/2051	643,752
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,630,000	3.500	05/01/2032	1,809,142
1,760,000	3.750	05/01/2040	1,952,397
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(a)
375,000	5.625	05/01/2040	427,355
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	340,620

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
$1,160,000	4.250%	05/01/2037	$ 1,281,915
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(a)
8,310,000	4.400	05/01/2040	9,225,436
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
265,000	5.750	11/01/2027	297,946
1,955,000	6.250	11/01/2044	2,282,811
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,650,000	5.375	11/01/2039	3,144,601
5,390,000	5.500	11/01/2049	6,397,455
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
1,560,000	4.625	06/15/2038	1,729,693
2,440,000	4.750	06/15/2048	2,694,880
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	595,701
1,145,000	4.125	12/15/2049	1,231,726
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
13,300,000	5.000	04/01/2048	15,894,612
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	1,186,885
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(a)
525,000	3.625	05/01/2040	543,704
1,000,000	4.000	05/01/2051	1,047,834
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,700,000	3.000	05/01/2041	1,695,006
1,300,000	4.000	05/01/2052	1,370,348
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(a)
1,000,000	5.375	11/01/2049	1,146,974
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(a)
875,000	3.750	05/01/2040	909,899
750,000	4.000	05/01/2051	782,334
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500	11/01/2041	718,157
700,000	4.000	11/01/2050	737,799
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
1,110,000	5.250	11/01/2027	1,201,219
2,740,000	6.125	11/01/2046	3,204,722

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(a)
$785,000	4.700%	11/01/2029	$ 860,852
1,525,000	5.125	11/01/2038	1,763,782
2,175,000	5.375	11/01/2048	2,509,514
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	1,101,342
1,995,000	4.750	05/01/2050	2,172,923
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(a)
4,630,000	4.750	11/01/2048	5,026,893
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,359,164
1,850,000	5.125	11/01/2049	2,089,520
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
1,340,000	4.000	11/01/2027	1,424,101
3,160,000	4.625	11/01/2037	3,422,452
2,790,000	4.750	11/01/2047	2,993,880
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
1,695,000	4.000	11/01/2040	1,819,849
900,000	4.000	11/01/2050	945,801
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
2,430,000	5.625	11/01/2045	2,800,190
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (NR/A)
2,255,000	4.375	05/01/2035	2,457,915
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,700,000	3.500	05/01/2032	1,841,694
2,545,000	3.625	05/01/2037	2,758,888
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	657,730
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	2,451,530
3,505,000	4.000	12/15/2049	3,733,277
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(a)
400,000	3.250	12/15/2022	406,616
2,000,000	4.000	12/15/2028	2,164,830
1,000,000	5.000	12/15/2032	1,198,183
1,705,000	5.000	12/15/2037	2,045,791
5,330,000	5.000	12/15/2047	6,311,654

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(a)
$2,420,000	5.500%	11/01/2047	$ 2,781,270
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
2,800,000	3.375	05/01/2045	3,070,544
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(a)
1,400,000	4.000	05/01/2051	1,477,141
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,760,000	4.000	05/01/2052	1,836,558
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
495,000	5.500	05/01/2034	499,454
750,000	6.125	05/01/2042	758,263
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
370,000	6.000	11/01/2027	420,682
2,050,000	6.500	11/01/2043	2,640,257
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
530,000	6.375	11/01/2027	575,826
2,295,000	7.125	11/01/2044	2,569,983
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(a)
210,000	4.000	05/01/2024	215,528
4,655,000	5.125	05/01/2049	5,322,383
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	1,136,943
1,700,000	5.125	11/01/2049	1,927,474
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	1,114,204
1,600,000	5.125	11/01/2049	1,814,093
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
1,265,000	5.875	11/01/2032	1,281,363
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(a)
350,000	3.600	05/01/2041	361,771
470,000	4.000	05/01/2051	493,123
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(a)
580,000	3.600	05/01/2041	599,506
940,000	4.000	05/01/2051	986,247
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
2,450,000	3.750	05/01/2026	2,533,609
4,360,000	4.000	05/01/2031	4,587,954

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR) – (continued)
$1,700,000	4.125%	05/01/2034	$ 1,788,903
1,000,000	4.250	05/01/2037	1,051,978
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(a)
1,980,000	4.000	05/01/2031	2,207,217
2,940,000	4.000	05/01/2037	3,223,794
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
740,000	5.125	11/01/2035	854,090
990,000	5.250	11/01/2046	1,128,798
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
750,000	3.375	05/01/2041	769,019
1,700,000	4.000	05/01/2051	1,796,188
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	283,478
1,700,000	4.000	05/01/2050	1,789,364
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	395,796
2,015,000	4.000	05/01/2050	2,120,894
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	283,476
1,740,000	4.000	05/01/2050	1,831,441
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
1,625,000	2.600	05/01/2034	1,687,883
1,100,000	2.750	05/01/2038	1,148,437
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
1,630,000	3.125	05/01/2041	1,628,780
1,590,000	4.000	05/01/2053	1,674,735
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	1,070,313
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
2,200,000	5.000	05/01/2032	2,226,989
5,435,000	5.125	05/01/2043	5,504,940
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
4,000,000	6.000	05/01/2044	4,245,540
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(a)
940,000	4.250	05/01/2043	1,042,043
12,945,000	4.375	05/01/2050	14,348,451
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,770,000	3.700	05/01/2050	10,391,486

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(a)
$4,235,000	3.250%	05/01/2040	$ 4,422,184
9,400,000	3.500	05/01/2051	9,784,027
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (NR/NR)
1,370,000	4.000	05/01/2033	1,412,419
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (NR/NR)
1,110,000	4.000	05/01/2034	1,144,015
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
1,685,000	5.500	05/01/2042	1,702,828
Village Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
6,100,000	3.250	05/01/2052	6,183,385
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
885,000	4.625	05/01/2039	975,454
1,360,000	4.875	05/01/2050	1,498,310
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750	05/01/2040	582,522
1,000,000	4.000	05/01/2051	1,049,962
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
1,000,000	3.750	11/01/2031	1,083,163
1,000,000	4.000	11/01/2036	1,084,055
1,300,000	4.125	11/01/2046	1,402,860
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
2,665,000	5.500	05/01/2034	2,827,001
3,820,000	5.750	05/01/2044	4,064,673
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	4,510,646
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/2039	14,015
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
200,000	6.600	05/01/2039	200,869
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
3,230,000	4.200	05/01/2036	3,469,736
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(a)
270,000	4.000	11/01/2024	279,590
1,640,000	5.125	11/01/2038	1,848,286
2,800,000	5.250	11/01/2049	3,147,473

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
$1,210,000	5.125%	11/01/2035	$ 1,284,838
1,945,000	5.500	11/01/2045	2,066,978
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,302,648
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(a)
570,000	3.625	05/01/2041	588,217
1,545,000	4.000	05/01/2051	1,617,232
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400	05/01/2041	1,465,764
1,265,000	4.000	05/01/2051	1,315,927
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,600,367
3,790,000	5.000	05/01/2050	4,245,297
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
1,050,000	4.000	05/01/2051	1,100,802
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
1,855,000	4.000	05/01/2051	1,944,750
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(a)
500,000	5.000	05/01/2038	557,709
600,000	5.200	05/01/2048	667,789
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	1,097,798
1,590,000	4.850	05/01/2049	1,755,665
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(a)
800,000	4.100	05/01/2037	864,015
795,000	4.125	05/01/2038	858,282
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,349,684
2,000,000	5.200	05/01/2050	2,252,366
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,650,000	4.000	05/01/2052	1,727,140
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(a)
2,375,000	4.250	06/15/2039	2,587,467
3,550,000	4.375	06/15/2049	3,836,623

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
$1,175,000	4.000%	05/01/2052	$ 1,217,563
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	1,074,259
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
330,000	4.375	11/01/2025	355,303
1,770,000	5.000	11/01/2045	1,911,966
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
1,875,000	4.400	11/01/2035	2,028,644
625,000	4.250	05/01/2040	664,612
500,000	4.500	05/01/2051	529,884
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
380,000	5.375	05/01/2035	411,615
3,025,000	5.625	05/01/2045	3,281,450
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	850,184
1,445,000	5.000	05/01/2047	1,573,098
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700	05/01/2040	1,661,382
1,960,000	3.875	05/01/2050	2,044,289
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
600,000	3.375	05/01/2041	604,205
950,000	4.000	05/01/2051	993,305

			1,544,951,224

Georgia – 1.1%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A1/A)
1,500,000	5.250	07/01/2040	1,717,280
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A2/A-)
1,000,000	4.000	07/01/2040	1,079,529
Bartow County Development Authority Pollution Control RB First Series 1997 (BBB+/A-)(c)
4,700,000	1.800	09/01/2029	4,714,949
Burke County Development Authority Pollution Control RB Fifth Series 1995 (BBB+/A-2/A-)
1,875,000	2.200	10/01/2032	1,880,755
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
900,000	5.125	03/01/2052	871,093

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
$19,695,000	4.000%	01/01/2054	$ 22,333,025
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)(a)
940,000	3.625	01/01/2031	1,022,334
940,000	5.000	01/01/2036	1,120,192
1,880,000	5.000	01/01/2054	2,187,358
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
6,650,000	5.000	05/15/2043	7,997,989
24,875,000	5.000	05/15/2049	37,252,069
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
2,200,000	5.000	01/01/2034	2,689,613
6,000,000	5.000	01/01/2039	7,313,073
29,610,000	5.000	01/01/2049	35,945,459
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(a)
3,500,000	4.000	01/01/2038	3,939,730

			132,064,448

Guam – 0.8%
A.B. Won Pat International Airport Authority RB Refunding General Series 2013 B (AGM) (A2/AA)(d)
1,500,000	5.750	10/01/2023	1,640,470
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (AGM) (Baa2/NR)(d)
7,300,000	6.125	10/01/2023	7,999,428
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (Baa2/NR)(d)
2,560,000	6.375	10/01/2023	2,793,491
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,500,000	3.839	10/01/2036	1,536,116
1,925,000	4.460	10/01/2043	1,999,924
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
6,240,000	5.000	02/01/2040	7,111,290
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
500,000	5.000	12/01/2031	581,231
4,515,000	5.000	12/01/2046	5,161,319
Guam Government RB Refunding Series 2021 F (Ba1/NR)
4,750,000	4.000	01/01/2036	5,470,910
16,090,000	4.000	01/01/2042	18,134,675
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (Baa2/A-)(d)
14,455,000	5.500	07/01/2023	15,542,872
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
9,675,000	5.000	01/01/2046	10,960,916

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
$4,170,000	5.000%	01/01/2050	$ 5,099,719
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
1,165,000	5.000	07/01/2033	1,361,720
960,000	5.000	07/01/2035	1,120,595
1,920,000	5.000	07/01/2036	2,239,258
1,365,000	5.000	07/01/2037	1,590,454
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000	5.000	07/01/2048	2,917,544
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
1,350,000	5.000	11/01/2035	1,705,565
1,400,000	5.000	11/01/2040	1,745,282

			96,712,779

Hawaii – 0.1%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
12,170,000	3.200	07/01/2039	13,274,464
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	778,163
2,750,000	5.000	05/15/2049	3,153,244

			17,205,871

Idaho – 0.1%
City of Boise Airport RB Refunding for Public Parking Facilities Project Series 2021 A (A1/NR)
4,000,000	5.000	09/01/2046	5,175,656
5,125,000	5.000	09/01/2051	6,599,341

			11,774,997

Illinois – 10.1%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
1,400,000	5.382	12/01/2023	1,479,664
5,440,000	5.482	12/01/2024	5,867,638
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
16,000,000	6.000	04/01/2046	19,309,485
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
1,700,000	5.000	04/01/2042	1,973,413
1,625,000	5.000	04/01/2046	1,877,667
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
4,415,000	0.000	12/01/2027	4,055,115
685,000	0.000	12/01/2028	613,634
9,125,000	0.000	12/01/2029	7,944,623
6,905,000	0.000	12/01/2030	5,842,793

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
$125,000	0.000%	12/01/2029	$ 108,830
775,000	0.000	12/01/2030	655,781
Chicago Illinois Board of Education GO Bonds Series 2017 A (NR/BB)(a)
5,500,000	7.000	12/01/2046	7,081,297
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
22,095,000	0.000	12/01/2031	18,177,391
Chicago Illinois Board of Education GO Refunding Bonds for School Reform Series 1999 A (NATL) (Baa2/BB)
5,000,000	5.500	12/01/2026	5,741,100
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
8,965,000	5.500	12/01/2029	11,491,586
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
20,125,000	5.250	12/01/2035	22,253,811
10,410,000	5.250	12/01/2039	11,466,929
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2011 A (Ba3/BB)
525,000	5.500	12/01/2039	527,780
1,445,000	5.000	12/01/2041	1,452,165
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (Ba3/BB)
5,555,000	5.500	12/01/2030	7,264,219
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
13,525,000	6.038	12/01/2029	15,457,878
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (Ba3/BB)
9,025,000	4.000	12/01/2035	9,229,349
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
54,375,000	7.000	12/01/2044	65,386,617
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
61,035,000	6.500	12/01/2046	74,806,358
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
1,500,000	5.000	12/01/2029	1,862,267
1,250,000	5.000	12/01/2030	1,546,811
1,025,000	5.000	12/01/2031	1,264,916
1,000,000	5.000	12/01/2032	1,231,987
1,250,000	5.000	12/01/2034	1,535,378
1,000,000	5.000	12/01/2035	1,227,011
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
6,535,000	5.000	12/01/2029	8,113,277
1,000,000	5.000	12/01/2030	1,237,449

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)(f)
$11,545,000	0.000%	01/01/2032	$ 8,733,243
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
1,800,000	5.500	01/01/2037	2,041,923
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
8,375,000	5.250	01/01/2033	9,128,254
6,295,000	5.000	01/01/2034	6,823,158
10,500,000	5.000	01/01/2036	11,380,963
Chicago Illinois GO Bonds Project Series 2011 A (Ba1/BBB+)(d)
6,670,000	5.250	01/10/2022	6,675,641
3,025,000	5.000	01/10/2022	3,027,432
Chicago Illinois GO Bonds Project Series 2012 A (Ba1/BBB+)(d)
18,325,000	5.000	01/10/2022	18,339,733
7,095,000	5.000	01/10/2022	7,100,705
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
3,145,000	7.517	01/01/2040	4,478,609
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
4,180,000	5.500	01/01/2039	4,741,799
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
14,603,000	7.375	01/01/2033	19,120,466
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (Ba1/WR/BBB+)
3,775,000	5.500	01/01/2042	4,278,771
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (Ba1/WR/BBB+)
2,500,000	5.500	01/01/2042	2,833,623
Chicago Illinois GO Refunding Bonds Series 2012 B (Ba1/BBB+)
6,615,000	5.432	01/01/2042	8,023,219
Chicago Illinois GO Refunding Bonds Series 2014 A (Ba1/BBB+)
7,255,000	5.000	01/01/2035	7,863,703
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
14,455,000	5.000	01/01/2038	16,628,256
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
2,660,000	6.000	01/01/2038	3,239,807
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (NR/A)
11,630,000	4.000	01/01/2044	13,319,931
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (NR/A)
1,500,000	5.000	01/01/2039	1,679,289
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
1,950,000	5.250	01/01/2042	2,348,438
5,460,000	4.000	01/01/2052	5,908,889
Chicago Park District GO Bonds Limited Tax Series 2018 A (NR/AA-)
2,585,000	4.000	01/01/2041	2,899,378

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
$915,000	3.750%	07/01/2041	$ 932,176
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (Ba1/WR/BBB+)
2,685,000	5.500	01/01/2037	3,045,868
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
485,000	5.000	01/01/2031	597,445
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
28,265,000	5.000	01/01/2044	33,724,619
20,105,000	5.500	01/01/2049	24,682,885
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
735,000	5.432	01/01/2042	948,677
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
7,350,000	6.314	01/01/2044	10,387,395
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,880,000	5.800	03/01/2037	1,880,374
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000	4.000	11/15/2047	2,939,158
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,166,000	5.625	03/01/2036	1,169,092
Illinois Finance Authority Charter School RB Series 2021A (NR/NR) (NR/NR)(a)
2,250,000	5.000	07/01/2051	2,306,397
2,250,000	5.000	07/01/2056	2,289,126
Illinois Finance Authority Multifamily Housing RB Series 2018A-1 (NR/NR) (NR/NR)*
653,503	5.000	12/01/2053	1,307
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
715,000	5.000	12/01/2034	871,894
920,000	5.000	12/01/2039	1,113,092
1,175,000	5.000	12/01/2044	1,406,895
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(a)
12,425,000	6.125	04/01/2049	14,465,716
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
950,000	4.000	10/01/2040	1,098,631
950,000	4.000	10/01/2050	1,073,393
Illinois Finance Authority RB Refunding for Acero Charter Schools, Inc. Obligated Group Series 2021 (NR/BB+)(a)
2,125,000	4.000	10/01/2042	2,363,949
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,645,000	4.000	05/15/2027	1,772,225
2,825,000	5.000	05/15/2037	3,213,871

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR) – (continued)
$1,055,000	5.000%	05/15/2047	$ 1,185,470
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,500,000	4.000	09/01/2035	1,716,591
1,725,000	5.000	09/01/2036	2,116,823
2,000,000	4.000	09/01/2037	2,276,586
1,620,000	5.000	09/01/2038	1,980,194
2,000,000	4.000	09/01/2039	2,264,459
1,500,000	5.000	09/01/2040	1,826,343
1,500,000	4.000	09/01/2041	1,689,304
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
500,000	5.000	09/01/2036	588,658
3,470,000	5.000	09/01/2046	4,053,778
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
900,000	4.000	11/01/2051	1,031,326
700,000	4.000	11/01/2056	795,556
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
950,000	5.000	05/15/2051	1,100,973
765,000	5.000	05/15/2056	881,684
Illinois Finance Authority RB Series 2013 A (NR/NR)(d)
4,500,000	5.250	05/15/2047	4,680,468
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/AA-)
1,560,000	4.000	01/01/2038	1,834,854
1,260,000	4.000	01/01/2039	1,479,312
Illinois Sports Facilities Authority RB Refunding Bonds Series 2021 (NR/BB+)
1,400,000	5.000	06/15/2030	1,745,587
540,000	5.000	06/15/2031	684,305
450,000	5.000	06/15/2032	568,611
Illinois State GO Bonds Pension Funding Series 2003 (Baa2/BBB)
50,750,000	5.100	06/01/2033	58,661,128
Illinois State GO Bonds Series 2012 (Baa2/BBB)
500,000	5.000	03/01/2031	503,488
750,000	5.000	03/01/2037	754,953
Illinois State GO Bonds Series 2013 (Baa2/BBB)
5,050,000	5.500	07/01/2038	5,411,422
Illinois State GO Bonds Series 2014 (AGM-CR) (A2/AA)
20,000,000	5.000	02/01/2039	21,686,140
Illinois State GO Bonds Series 2014 (Baa2/BBB)
2,525,000	5.000	05/01/2029	2,771,237
10,000,000	5.000	05/01/2030	10,972,760
5,000,000	5.000	05/01/2031	5,485,161
5,000,000	5.000	05/01/2039	5,460,856
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	5.000	12/01/2035	11,364,234
1,770,000	4.500	12/01/2041	2,022,654
4,730,000	5.000	12/01/2042	5,596,421

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2017 C (Baa2/BBB)
$62,270,000	5.000%	11/01/2029	$ 74,805,206
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
5,845,000	5.000	11/01/2025	6,755,130
16,695,000	5.000	11/01/2026	19,810,441
57,825,000	5.000	11/01/2027	69,987,766
24,325,000	5.000	11/01/2028	29,281,997
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
350,000	5.000	05/01/2032	425,058
1,940,000	5.000	05/01/2033	2,353,752
5,280,000	5.000	05/01/2042	6,289,160
5,280,000	5.000	05/01/2043	6,271,786
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
2,000,000	5.000	11/01/2024	2,241,924
Illinois State GO Bonds Series 2019 B (Baa2/BBB)
4,200,000	4.000	11/01/2038	4,821,888
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
10,825,000	4.000	11/01/2042	12,293,794
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,575,000	5.500	05/01/2039	2,012,392
4,250,000	5.750	05/01/2045	5,444,050
Illinois State GO Bonds Series 2020 C (Baa2/BBB)
11,965,000	4.250	10/01/2045	13,926,269
Illinois State GO Bonds Series 2021 A (Baa2/BBB)
5,000,000	4.000	03/01/2041	5,788,564
8,000,000	5.000	03/01/2046	9,933,642
Illinois State GO Refunding Bonds Series 2016 (AGM) (A2/AA)
20,175,000	4.000	02/01/2030	22,971,007
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,763,000	6.250	03/01/2034	1,764,357
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(f)
15,690,000	0.000	12/15/2032	12,457,322
2,800,000	0.000	12/15/2034	2,101,525
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL) (NATL) (NR/NR)(f)
530,000	0.000	06/15/2030	470,283
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (NR/BBB+)(f)
9,370,000	0.000	06/15/2030	7,965,871
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A2/AA)(f)
6,455,000	0.000	06/15/2044	3,654,565
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/BBB+)(f)
66,700,000	0.000	12/15/2056	23,242,335

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A2/AA)(f)
$18,400,000	0.000%	12/15/2056	$ 7,158,963
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)(f)
70,000,000	0.000	12/15/2054	26,077,933
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (NR/BBB+)
11,460,000	4.000	06/15/2050	12,867,531
1,340,000	5.000	06/15/2050	1,608,038
Plano Special Service Area No. 5 (NR/NR)
2,322,000	6.000	03/01/2036	1,892,430
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (Baa1/NR)
840,000	4.750	10/01/2029	857,269
1,010,000	4.750	10/01/2032	1,029,691
Regional Transportation Authority Illinois GO Bonds Series 2016 A (A1/AA)
7,730,000	4.000	06/01/2046	8,530,802
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (NR/NR)(d)
5,000,000	7.625	11/01/2023	5,651,867
State of Illinois GO Bonds Series 2010-1 (Baa2/BBB)
630,000	6.630	02/01/2035	769,706
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	4.250	12/01/2040	10,741,633
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
4,910,000	3.250	11/01/2026	5,422,789
State of Illinois GO Refunding Bonds Series 2018 A (Baa2/BBB)
3,000,000	5.000	10/01/2027	3,625,072
8,230,000	5.000	10/01/2028	10,135,908
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
2,750,000	4.000	12/01/2033	3,097,489
7,950,000	4.250	12/01/2037	9,024,828
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(a)
380,000	5.000	01/01/2045	401,617
900,000	5.000	01/01/2055	944,926
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,900,000	5.000	01/01/2039	1,969,976
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
540,000	4.125	10/01/2041	573,967
1,080,000	4.125	10/01/2046	1,143,321

			1,226,770,810

Indiana – 0.3%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (NR/BBB+)
1,300,000	5.000	02/01/2029	1,399,071

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (NR/BBB+) – (continued)
$1,250,000	5.250%	02/01/2034	$ 1,340,775
1,500,000	5.000	02/01/2039	1,595,576
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
400,000	4.000	09/15/2049	440,128
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (Ba1/NR)
7,120,000	5.000	06/01/2039	7,214,325
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
865,000	5.000	07/01/2055	967,981
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (NR/BBB+)(d)
6,250,000	5.000	07/01/2023	6,668,137
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (Ba1/NR)
3,110,000	3.000	11/01/2030	3,309,053
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
2,250,000	3.000	11/01/2030	2,394,009
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,500,000	3.000	11/01/2030	2,660,010
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 A (NR/NR)
3,750,000	4.000	11/15/2041	4,340,386
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (WR/NR)*
7,520,823	6.500	11/15/2031	75
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
3,300,000	2.500	09/01/2050	3,145,016

			35,474,542

Iowa – 0.2%
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
2,050,000	4.000	05/15/2055	2,209,903
2,700,000	5.000	05/15/2055	3,093,858
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-2 (NR/NR)(f)
93,850,000	0.000	06/01/2065	17,484,508

			22,788,269

Kansas – 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
1,075,000	4.000	06/01/2046	1,166,201
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Bonds Series 2021 (NR/NR)
825,000	2.875	04/01/2030	825,916
940,000	3.125	04/01/2036	936,329

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kansas – (continued)
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
$1,155,000	5.000%	05/15/2028	$ 1,288,841
1,215,000	5.000	05/15/2029	1,347,260
2,850,000	5.000	05/15/2034	3,131,724
1,190,000	5.000	05/15/2050	1,283,190

			9,979,461

Kentucky – 0.3%
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
5,000,000	2.125	10/01/2034	5,160,735
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
6,825,000	2.000	02/01/2032	7,011,095
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (A3/A)
700,000	4.000	06/01/2046	820,241
1,175,000	4.000	06/01/2051	1,370,186
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
205,000	4.000	03/01/2046	233,418
130,000	4.000	03/01/2049	147,639
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (A2/AA)
900,000	4.000	12/01/2041	1,043,506
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
3,300,000	4.000	06/01/2037	3,666,132
2,925,000	4.000	06/01/2045	3,230,908
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 B (AGM) (A2/AA)
1,000,000	4.000	06/01/2037	1,110,949
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
2,300,000	5.000	08/01/2049	2,807,035
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A1/NR)(c)(d)
1,275,000	4.000	06/01/2025	1,397,738
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
800,000	4.000	11/01/2056	947,583
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (NR/A)
5,000,000	5.750	10/01/2042	5,430,474
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
6,000,000	3.000	10/01/2043	6,342,935

			40,720,574

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – 1.4%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
$2,125,000	5.000%	12/01/2034	$ 2,572,261
2,375,000	5.000	12/01/2039	2,844,779
City of New Orleans Sewerage Service RB Series 2020 B (NR/A)
1,125,000	4.000	06/01/2050	1,288,256
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(a)
1,900,000	4.125	06/01/2039	2,035,865
2,300,000	4.375	06/01/2048	2,471,452
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200	06/01/2041	1,804,252
2,190,000	4.000	06/01/2051	2,287,807
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(a)
8,790,000	5.000	04/01/2035	9,914,681
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
2,600,000	5.000	10/01/2039	3,158,643
4,850,000	4.000	10/01/2041	5,458,645
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
4,710,000	3.000	06/01/2050	5,021,089
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A+)
1,380,000	4.000	06/01/2050	1,588,294
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
9,770,000	5.000	07/01/2059	11,664,811
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
12,725,000	4.000	05/15/2042	14,268,481
21,250,000	5.000	05/15/2046	25,106,395
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(a)
2,470,000	4.000	06/01/2051	2,539,315
2,070,000	4.000	06/01/2056	2,122,958
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(a)
1,640,000	4.000	06/01/2051	1,686,023
1,065,000	4.000	06/01/2056	1,092,246
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A2/A-)
32,395,000	5.000	01/01/2045	36,002,883
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
4,850,000	5.000	01/01/2048	5,675,463

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. James RB for NuStar Logistics LP Series 2008 (Ba3/BB-) (PUTABLE)(a)(c)(d)(h)
$1,400,000	6.100%	06/01/2030	$ 1,843,449
Parish of St. James RB for NuStar Logistics LP Series 2010 (Ba3/BB-)(a)
2,375,000	6.350	07/01/2040	3,129,923
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(c)(d)(h)
235,000	2.000	04/01/2023	238,828
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-3 (Baa3/BBB-) (PUTABLE)(c)(d)(h)
950,000	2.200	07/01/2026	991,844
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-2 (Baa3/BBB-) (PUTABLE)(c)(d)(h)
13,250,000	2.375	07/01/2026	13,934,743
Port of New Orleans Board of Commissioners RB Series 2018 A (AGM) (A2/AA)
2,000,000	5.000	04/01/2048	2,368,042

			163,111,428

Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
1,000,000	4.000	01/01/2035	1,157,440
1,355,000	4.000	01/01/2036	1,564,420
850,000	4.000	01/01/2037	979,360
1,030,000	4.000	01/01/2038	1,184,828
800,000	4.000	01/01/2039	918,593
1,400,000	4.000	01/01/2040	1,603,980
Finance Authority of Maine RB Series 2021 (NR/NR) (NR/NR)(a)
1,875,000	8.000	12/01/2051	1,910,814
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A1/A+)
4,000,000	5.000	07/01/2043	4,845,563
5,250,000	5.000	07/01/2048	6,323,885
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
2,080,000	4.000	07/01/2045	2,418,808
2,505,000	4.000	07/01/2050	2,886,566
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
375,000	4.000	07/01/2037	453,397
325,000	4.000	07/01/2041	388,803
750,000	4.000	07/01/2046	884,138
700,000	4.000	07/01/2050	820,653

			28,341,248

Maryland – 0.6%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	3,264,342
1,500,000	5.000	09/01/2038	1,690,763

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (NR/CCC)
$1,400,000	5.000%	09/01/2028	$ 1,507,387
860,000	5.000	09/01/2039	915,894
6,135,000	5.000	09/01/2046	6,503,509
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(a)
325,000	3.550	06/01/2034	327,888
200,000	3.700	06/01/2039	201,686
300,000	3.875	06/01/2046	302,760
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(a)
290,000	3.400	06/01/2034	301,563
310,000	3.450	06/01/2035	322,338
550,000	3.500	06/01/2039	572,053
1,650,000	3.625	06/01/2046	1,718,016
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,701,414
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
1,660,000	4.000	01/01/2045	1,898,768
2,370,000	4.000	01/01/2050	2,706,578
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
4,980,000	4.000	01/01/2045	5,725,052
5,690,000	4.000	01/01/2050	6,518,914
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(a)
1,885,000	5.250	07/01/2048	2,114,939
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)
3,765,000	4.000	07/01/2050	4,231,443
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (NR/BB)
2,375,000	5.000	06/01/2058	2,551,042
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (NR/BBB-)
925,000	4.000	07/01/2040	1,045,725
1,400,000	4.250	07/01/2050	1,581,826
1,175,000	5.000	07/01/2050	1,409,429
2,265,000	5.000	07/01/2056	2,705,373
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
3,050,000	5.000	06/01/2049	3,634,124
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
6,250,000	3.997	04/01/2034	6,625,946
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
1,000,000	4.000	07/01/2050	1,160,779

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
$840,000	3.000%	10/01/2034	$ 886,797
500,000	4.000	10/01/2040	574,342
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (NR/BBB-)
650,000	4.000	06/01/2046	744,836
2,000,000	4.000	06/01/2051	2,280,777
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (Baa1/BBB+)
2,100,000	5.000	07/01/2031	2,145,594

			69,871,897

Massachusetts – 0.5%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA)
10,130,000	3.000	04/01/2044	10,661,438
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(a)
1,000,000	5.000	11/15/2033	1,116,779
900,000	5.000	11/15/2038	996,606
2,350,000	5.125	11/15/2046	2,592,749
Massachusetts Development Finance Agency RB for Merrimack College Series 2021 B (NR/BBB-)
1,660,000	4.000	07/01/2050	1,892,193
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (Baa1/BBB+)
1,950,000	5.000	10/01/2036	2,212,947
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
260,000	4.000	12/01/2042	288,985
280,000	5.000	12/01/2042	321,740
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(a)
1,000,000	5.000	07/15/2046	1,216,788
Massachusetts Development Finance Agency RB Refunding for Southcoast Health System Obligated Group Series 2021 G (Baa1/BBB+)
1,000,000	4.000	07/01/2046	1,177,902
1,900,000	5.000	07/01/2050	2,421,182
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
2,125,000	4.000	10/01/2045	2,476,737
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
2,125,000	5.000	07/01/2044	2,563,590
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e)
(3M USD LIBOR + 0.57%)
5,390,000	0.658	05/01/2037	5,418,201

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(e)
(3M USD LIBOR + 0.57%)
$1,040,000	0.658%	05/01/2037	$ 1,045,441
Massachusetts State GO Bonds Consolidated Loan Series 2020 E (Aa1/AA)
17,875,000	5.000	11/01/2050	22,794,768

			59,198,046

Michigan – 2.9%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(c)
104,885,536	4.000	04/01/2044	99,849,971
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
465,000	5.500	04/01/2031	589,674
370,000	5.500	04/01/2033	467,126
280,000	5.500	04/01/2034	352,935
300,000	5.500	04/01/2035	377,484
345,000	5.500	04/01/2036	433,161
365,000	5.500	04/01/2037	457,345
395,000	5.500	04/01/2038	494,141
555,000	5.500	04/01/2039	693,062
590,000	5.500	04/01/2040	735,663
1,360,000	5.500	04/01/2045	1,689,296
1,940,000	5.500	04/01/2050	2,399,074
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
1,925,000	4.000	04/01/2040	2,176,008
660,000	4.000	04/01/2042	742,443
6,275,000	5.000	04/01/2050	7,644,567
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
1,145,000	2.960	04/01/2027	1,141,361
950,000	3.110	04/01/2028	942,300
450,000	3.244	04/01/2029	445,073
125,000	3.344	04/01/2030	123,580
475,000	3.644	04/01/2034	472,676
City of Detroit MI GO Bonds Series 2020 (BB-/Ba3)
495,000	5.500	04/01/2032	626,031
City of Detroit MI GO Bonds Series 2021 (BB-/Ba3)
6,550,000	5.000	04/01/2046	8,009,160
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
3,495,000	5.000	07/01/2037	3,842,135
15,335,000	5.000	07/01/2048	16,798,356
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(c)
3,401,333	4.000	04/01/2044	3,238,035
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(e)
(3M USD LIBOR + 0.60%)
4,675,000	0.744	07/01/2032	4,692,248
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (A1/AA-)(d)
2,000,000	5.250	07/01/2022	2,050,429

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
$3,200,000	5.000%	05/15/2037	$ 3,725,590
1,400,000	5.000	05/15/2044	1,613,697
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (NR/A)
1,425,000	5.000	11/01/2045	1,716,050
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (NR/NR)
475,000	4.000	11/15/2045	524,343
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)(g)
1,725,000	4.000	11/15/2043	1,892,051
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
2,800,000	5.000	11/15/2048	3,464,577
20,975,000	4.000	11/15/2050	23,792,878
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
10,275,000	4.000	02/15/2047	11,843,023
24,000,000	4.000	02/15/2050	27,579,694
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
2,175,000	5.000	07/01/2032	2,413,242
1,750,000	5.000	07/01/2033	1,939,387
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
355,000	5.000	07/01/2033	405,811
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
2,600,000	5.000	07/01/2035	2,875,228
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-1 (A1/AA-)
1,250,000	5.000	07/01/2034	1,427,056
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A2/A+)
2,100,000	5.000	07/01/2034	2,397,454
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
750,000	5.000	07/01/2035	855,955

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Public School Academy Limited Obligation Revenue & Revenue Refunding Bonds Series 2021 (BB+/NR)
$800,000	4.000%	12/01/2041	$ 845,594
1,230,000	4.000	12/01/2051	1,278,995
Michigan Finance Authority Public School Academy Limited Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,525,000	4.250	12/01/2039	1,548,852
1,190,000	5.000	12/01/2046	1,239,310
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,000,000	5.000	09/01/2040	1,135,510
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
475,000	4.000	09/01/2045	539,182
500,000	4.000	09/01/2050	564,974
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
7,225,000	3.267	06/01/2039	7,639,898
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
2,095,000	5.000	06/01/2049	2,522,968
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(f)
108,800,000	0.000	06/01/2065	14,656,535
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (NR/BB+)
1,160,000	4.000	01/01/2031	1,304,815
1,115,000	4.000	01/01/2041	1,238,497
1,695,000	4.000	01/01/2051	1,855,693
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
22,545,000	4.125	06/30/2035	26,413,181
7,065,000	4.500	06/30/2048	8,270,991
Michigan Strategic Fund RB for Graphic Packaging International LLC Series 2021 (AMT) (Ba2/BB) (PUTABLE)(c)(d)(h)
4,700,000	4.000	10/01/2026	5,238,007
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
1,875,000	5.000	05/15/2037	2,182,963
1,400,000	5.000	05/15/2044	1,613,697
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (NR/CCC-)(f)
42,935,000	0.000	06/01/2052	4,925,190
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,000,000	5.000	03/01/2030	2,319,815
3,480,000	5.000	03/01/2033	4,006,261
Tipton Academy Michigan Public School Academy RB Series 2021 (NR/BB)
5,155,000	4.000	06/01/2051	5,195,124

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Universal Academy RB Refunding Series 2021 (NR/BBB-)
$1,035,000	4.000%	12/01/2040	$ 1,147,847

			347,633,269

Minnesota – 0.5%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
5,725,000	5.000	05/01/2048	7,006,383
2,300,000	4.000	05/01/2049	2,624,461
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
365,000	4.000	12/01/2040	398,472
425,000	4.000	12/01/2050	460,606
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/2032	2,549,816
3,750,000	6.000	06/15/2039	3,824,293
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
3,265,000	4.250	02/15/2048	3,713,365
23,575,000	5.250	02/15/2053	28,537,573
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
1,425,000	4.000	07/01/2031	1,551,595
1,400,000	4.000	07/01/2036	1,510,618
875,000	4.000	07/01/2041	938,326
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
640,000	3.250	03/01/2025	663,758
660,000	4.000	03/01/2026	708,034
755,000	4.000	03/01/2029	811,364
1,260,000	4.000	03/01/2032	1,331,496
685,000	4.200	03/01/2034	726,683
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
2,400,000	5.000	05/01/2047	2,650,652
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
425,000	4.000	12/01/2034	492,354
650,000	4.000	12/01/2040	744,296

			61,244,145

Mississippi – 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
6,400,000	2.375	06/01/2044	6,156,093
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(a)
1,300,000	5.000	10/01/2031	1,559,214
1,430,000	5.000	10/01/2032	1,710,950

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(a) – (continued)
$1,430,000	5.000%	10/01/2033	$ 1,707,857
850,000	4.000	10/01/2034	927,860
700,000	4.000	10/01/2035	762,907
750,000	4.000	10/01/2036	815,841
3,000,000	4.000	10/01/2041	3,236,806

			16,877,528

Missouri – 0.5%
Branson Regional Airport Transport Development District Series 2018A, B, & C (NR/NR) (NR/NR)(a)(c)
3,139,330	5.000	04/01/2043	316,904
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
2,825,000	3.000	03/01/2046	2,907,454
950,000	4.000	03/01/2046	1,074,372
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (Ba1/BBB-)
1,925,000	5.000	03/01/2036	2,237,843
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(a)
4,750,000	5.250	12/01/2048	5,027,246
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
645,000	3.500	11/01/2040	650,053
1,150,000	4.250	11/01/2050	1,162,172
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 B (AMT) (AGM) (A2/AA)
13,905,000	5.000	03/01/2049	16,822,925
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2020 A (AMT) (AGM) (A2/AA)
4,730,000	5.000	03/01/2057	5,773,436
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(a)
1,000,000	5.000	04/01/2036	1,049,342
1,150,000	5.000	04/01/2046	1,195,749
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
2,430,000	5.000	09/01/2043	2,940,759
2,470,000	5.000	09/01/2048	2,971,919
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
1,495,000	5.000	09/01/2030	1,842,269
1,065,000	5.000	09/01/2031	1,307,876
1,330,000	5.000	09/01/2033	1,627,393
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
8,000,000	4.000	02/15/2054	9,022,247
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
400,000	3.000	10/01/2044	423,229
500,000	3.125	10/01/2049	530,346

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
$650,000	3.000%	05/01/2030	$ 658,634
475,000	3.125	05/01/2035	477,093
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
1,195,000	5.000	04/01/2048	1,398,945
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,912,703
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)*
1,250,000	5.750	04/01/2027	325,000

			63,655,909

Nevada – 0.5%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
280,000	5.000	06/01/2022	284,631
240,000	5.000	06/01/2023	253,109
200,000	4.250	06/01/2024	213,866
115,000	5.000	06/01/2024	124,390
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
295,000	4.250	06/01/2037	319,197
425,000	4.375	06/01/2042	458,812
490,000	4.500	06/01/2047	529,481
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
495,000	4.000	06/01/2039	542,187
1,395,000	4.000	06/01/2044	1,511,031
1,370,000	4.000	06/01/2049	1,476,802
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
950,000	5.000	12/01/2049	1,101,565
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
600,000	3.000	06/01/2041	608,856
1,275,000	3.125	06/01/2051	1,287,073
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
335,000	4.250	06/01/2034	373,102
445,000	4.500	06/01/2039	498,546
335,000	4.625	06/01/2043	373,794
580,000	4.625	06/01/2049	642,895
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(a)
550,000	2.500	06/15/2024	558,037
1,745,000	2.750	06/15/2028	1,807,688
Clark County Pollution Control Refunding RB 2010 Series (A-/BBB+)
3,290,000	2.100	06/01/2031	3,324,327

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
$805,000	5.100%	03/01/2022	$ 802,176
2,145,000	5.125	03/01/2025	2,015,124
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	2,332,017
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
700,000	5.000	07/01/2030	837,908
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
635,000	5.000	07/01/2035	774,700
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
2,795,000	5.000	07/01/2043	3,368,601
26,275,000	4.000	07/01/2049	29,517,894
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,325,000	5.000	07/01/2029	1,670,322
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000	07/01/2045	3,043,996
2,825,000	5.000	07/01/2051	3,250,454

			63,902,581

New Hampshire – 1.0%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B2/B)(a)
1,800,000	2.950	04/01/2029	1,918,475
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B1/B)(a)(c)(d)
2,820,000	3.625	07/02/2040	2,957,254
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B1/B)(a)(c)(d)
4,890,000	3.750	07/02/2040	5,146,764
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
12,450,000	4.000	01/01/2051	13,443,698
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (NR/A)
15,000,000	5.000	08/01/2059	24,155,961
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
6,595,000	5.000	08/01/2033	8,175,744
6,930,000	5.000	08/01/2034	8,579,194
7,290,000	5.000	08/01/2035	9,009,577
7,660,000	5.000	08/01/2036	9,458,569
8,055,000	5.000	08/01/2037	9,930,524
8,470,000	5.000	08/01/2038	10,423,416
8,900,000	5.000	08/01/2039	10,931,384
9,360,000	5.000	08/01/2040	11,476,668

			125,607,228

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – 6.3%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
$750,000	5.000%	03/01/2032	$ 894,304
1,010,000	5.000	03/01/2037	1,197,209
1,205,000	5.000	03/01/2042	1,419,544
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (A2/AA)
950,000	4.000	07/01/2053	1,116,252
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (Baa2/BBB)
2,500,000	5.000	06/15/2026	2,549,886
1,000,000	5.000	06/15/2028	1,019,609
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (Baa2/NR)
1,000,000	4.750	06/15/2032	1,014,940
1,000,000	5.000	06/15/2037	1,015,597
1,000,000	5.125	06/15/2043	1,015,846
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (Baa3/BB+)
3,500,000	4.000	07/01/2032	3,933,144
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (NR/BBB)
1,000,000	5.375	01/01/2043	1,095,226
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2037	548,956
1,150,000	5.000	07/01/2047	1,247,558
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (Baa1/BBB)
4,500,000	5.000	06/15/2041	5,263,499
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
4,725,000	3.000	08/01/2041	4,831,422
New Jersey Economic Development Authority RB Series 1997 A (NATL) (Baa1/BBB)
25,180,000	7.425	02/15/2029	31,647,030
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
1,400,000	4.000	06/15/2046	1,604,915
5,840,000	4.000	06/15/2050	6,669,124
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (Ba3/B)
7,500,000	5.500	04/01/2028	7,526,581
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (Ba3/B+)
8,500,000	5.250	09/15/2029	8,789,583
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (Ba3/B+)
5,000,000	5.625	11/15/2030	5,485,204

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (Ba3/B+)
$5,000,000	5.625%	11/15/2030	$ 5,485,204
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (Baa1/BBB)
2,470,000	5.000	06/15/2047	2,921,229
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
5,000,000	5.000	06/15/2042	5,951,457
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
3,450,000	4.000	07/01/2042	3,551,149
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (A2/AA)
1,110,000	3.250	07/01/2049	1,184,242
1,000,000	4.000	07/01/2050	1,141,435
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
3,350,000	3.000	07/01/2050	3,491,145
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (Baa2/BBB)
1,000,000	5.000	07/01/2028	1,175,444
1,000,000	5.000	07/01/2029	1,174,155
900,000	5.000	07/01/2030	1,054,098
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (A2/AA)
9,700,000	4.125	07/01/2038	10,488,846
5,600,000	5.000	07/01/2046	6,360,594
New Jersey State Turnpike Authority RB Series 2021 A (A2/A+)
3,500,000	4.000	01/01/2042	4,162,510
4,750,000	4.000	01/01/2051	5,579,701
New Jersey Transportation Trust Fund Authority RB Series 2016 (A+/Baa1)
3,335,000	5.000	06/15/2030	3,902,540
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
7,180,000	5.000	12/15/2033	8,846,782
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(f)
134,205,000	0.000	12/15/2035	99,927,714
63,415,000	0.000	12/15/2036	45,821,333
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (Baa1/BBB)(f)
41,545,000	0.000	12/15/2035	30,510,125
46,515,000	0.000	12/15/2038	31,000,038
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f)
12,000,000	0.000	12/15/2026	11,248,737

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f) – (continued)
$9,240,000	0.000%	12/15/2029	$ 8,036,467
1,900,000	0.000	12/15/2034	1,437,035
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (Baa1/BBB)
26,100,000	5.000	06/15/2038	28,767,250
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
2,525,000	5.250	06/15/2041	2,881,727
5,075,000	5.000	06/15/2045	5,724,572
1,750,000	5.000	06/15/2046	1,972,835
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A2/AA)(f)
11,150,000	0.000	12/15/2033	8,863,188
25,400,000	0.000	12/15/2034	19,659,138
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(f)
5,000,000	0.000	12/15/2027	4,604,744
24,445,000	0.000	12/15/2030	20,885,336
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)(f)
52,985,000	0.000	12/15/2036	37,723,238
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(f)
2,625,000	0.000	12/15/2033	2,045,087
1,565,000	0.000	12/15/2036	1,114,218
36,240,000	0.000	12/15/2038	24,152,239
16,135,000	0.000	12/15/2039	10,394,956
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2010 A (Baa1/BBB)(f)
7,095,000	0.000	12/15/2040	4,417,183
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
1,610,000	4.000	12/15/2039	1,857,589
3,630,000	5.000	12/15/2039	4,485,776
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (Baa1/A+)
5,765,000	5.000	06/15/2030	6,746,071
4,600,000	5.000	06/15/2031	5,370,061
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
6,120,000	4.000	12/15/2031	7,174,272
6,070,000	5.000	12/15/2035	7,441,935
7,585,000	5.000	12/15/2036	9,282,968
5,275,000	4.250	12/15/2038	6,108,185
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
4,075,000	5.000	06/15/2038	5,151,065
4,975,000	3.000	06/15/2050	5,171,841
9,800,000	4.000	06/15/2050	11,191,339
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
5,675,000	5.000	06/15/2034	6,976,260

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB) – (continued)
$20,000,000	5.250%	06/15/2043	$ 24,545,434
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
8,010,000	4.000	06/15/2044	9,034,518
6,000,000	5.000	06/15/2044	7,238,857
3,075,000	3.500	06/15/2046	3,296,879
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
25,675,000	5.000	01/01/2048	29,825,389
Tobacco Settlement Financing Corp. RB Refunding Series 2018 A (NR/BBB+)
2,650,000	5.000	06/01/2046	3,111,956
2,750,000	5.250	06/01/2046	3,285,003
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
33,620,000	5.000	06/01/2046	39,151,761
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(a)
10,055,000	6.750	12/01/2041	10,527,684

			764,517,963

New Mexico – 0.0%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (NR/NR)
500,000	5.000	05/15/2044	559,927
1,000,000	5.000	05/15/2049	1,116,761
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
450,000	4.000	09/01/2033	525,335
375,000	4.000	09/01/2034	436,926
300,000	4.000	09/01/2035	349,007
1,125,000	4.000	09/01/2040	1,296,585

			4,284,541

New York – 7.2%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A2/AA)
1,240,000	3.000	07/15/2043	1,286,814
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)(f)
1,175,000	0.000	07/15/2046	591,164
Brooklyn Arena Local Development Corp. RB Refunding for Brooklyn Events Center LLC 2016 A (Ba1/NR)
2,750,000	5.000	07/15/2025	3,163,734
2,575,000	5.000	07/15/2026	3,055,256
2,125,000	5.000	07/15/2028	2,536,390
3,105,000	5.000	07/15/2042	3,579,196
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (NR/AA)
2,820,000	4.000	04/01/2050	3,217,186

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
$375,000	4.000%	06/15/2036	$ 424,861
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(a)
3,875,000	5.000	12/01/2051	4,399,395
2,180,000	5.000	12/01/2055	2,458,690
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
590,000	4.000	06/15/2051	642,270
450,000	4.000	06/15/2056	487,931
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)(a)
850,000	2.500	06/15/2031	846,445
4,965,000	5.000	06/15/2051	5,834,594
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(a)
4,290,000	5.000	07/01/2045	5,134,986
7,650,000	5.000	07/01/2051	9,104,995
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(a)(f)
66,000,000	0.000	06/01/2060	3,691,195
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
645,000	5.000	07/01/2030	761,187
865,000	5.000	07/01/2033	1,013,534
815,000	5.000	07/01/2035	953,198
640,000	5.000	07/01/2036	748,609
455,000	5.000	07/01/2038	530,581
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
2,100,000	5.250	07/01/2056	2,296,498
Metropolitan Transportation Authority RB 2013 B (A3/BBB+)
800,000	5.000	11/15/2038	841,408
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (MIG2/SP-2)
4,750,000	5.000	02/01/2023	4,987,600
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (MIG2/SP-2)
4,470,000	4.000	02/01/2022	4,482,746
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
645,000	5.000	11/15/2027	751,221
880,000	5.000	11/15/2028	1,020,683
Metropolitan Transportation Authority RB Green Bond Series 2019 B (BAM-TCRS) (A3/AA)
5,840,000	5.000	11/15/2052	7,117,693
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (A3/BBB+)
7,095,000	5.000	11/15/2047	8,628,428
1,825,000	5.000	11/15/2049	2,216,495

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (AGM) (A2/AA)
$16,500,000	4.000%	11/15/2054	$ 19,077,434
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
36,010,000	4.750	11/15/2045	43,144,341
5,835,000	5.000	11/15/2050	7,081,739
24,755,000	5.250	11/15/2055	30,536,188
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (A3/BBB+)
26,150,000	5.000	11/15/2044	32,277,512
Metropolitan Transportation Authority RB Green Bond Series 2020 D-2 (A3/BBB+)
1,700,000	4.000	11/15/2048	1,934,676
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
1,175,000	4.000	11/15/2049	1,335,333
46,815,000	4.000	11/15/2050	53,162,852
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,705,000	5.000	11/15/2033	5,917,345
9,415,000	4.000	11/15/2045	10,749,212
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 B (A3/BBB+)
1,655,000	5.000	11/15/2025	1,918,484
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
2,555,000	4.000	11/15/2032	2,918,697
950,000	4.000	11/15/2035	1,077,240
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (A3/BBB+)(f)
650,000	0.000	11/15/2040	407,033
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
545,000	5.000	11/15/2027	644,760
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
740,000	5.000	11/15/2029	867,636
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
3,635,000	5.000	11/15/2029	4,173,774
1,850,000	5.250	11/15/2031	2,132,825
Metropolitan Transportation Authority RB Series 2013 A (A3/BBB+)
4,320,000	5.000	11/15/2043	4,534,923
Metropolitan Transportation Authority RB Series 2013 E (A3/BBB+)
2,120,000	5.000	11/15/2038	2,269,537
Metropolitan Transportation Authority RB Series 2014 A-1 (A3/BBB+)
505,000	5.250	11/15/2039	543,599
1,895,000	5.000	11/15/2044	2,022,025
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
595,000	5.000	11/15/2028	700,700
7,120,000	5.000	11/15/2034	8,279,250

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Subseries 2014 D-1 (A3/BBB+)
$2,115,000	5.000%	11/15/2039	$ 2,335,520
Metropolitan Transportation Authority RB Subseries 2015 A-1 (A3/BBB+)
490,000	5.000	11/15/2025	558,558
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(f)
202,665,000	0.000	06/01/2060	16,087,669
New York City GO Bonds Series 2018 E-1 (Aa2/AA)
5,000,000	5.000	03/01/2044	6,087,945
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	2,058,911
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
10,925,000	3.000	01/01/2046	11,498,545
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
2,545,000	3.000	03/01/2049	2,676,817
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000	3.000	03/01/2049	2,047,424
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (Baa2/BBB)(d)
1,000,000	5.000	08/01/2025	1,156,263
New York City Transitional Finance Authority Future Tax Secured RB Subseries 2013 C-4 (Aa1/VMIG1/AAA/A-1)(c)
24,765,000	0.010	11/01/2036	24,765,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (Aa1/VMIG1/AAA/A-1)(c)
26,000,000	0.010	11/01/2044	26,000,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries B-1 (Aa1/AAA)
5,110,000	4.000	11/01/2045	6,003,361
New York City Water & Sewer System RB Series 2020 GG-1 (Aa1/AA+)
10,000,000	4.000	06/15/2050	11,693,338
New York City Water & Sewer System RB Series 2021 A Subseries 2021 AA-1 (Aa1/AA+)
6,615,000	3.000	06/15/2051	7,058,609
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(f)
178,305,000	0.000	06/01/2060	12,212,823
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(a)
20,200,000	5.000	11/15/2044	22,126,569
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
1,250,000	2.625	09/15/2069	1,295,540

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
$1,430,000	2.800%	09/15/2069	$ 1,480,200
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
750,000	5.000	07/01/2051	901,583
New York State Dormitory Authority RB for NYU Langone Hospitals Obligated Group Series 2020 A (A3/A)
37,050,000	4.000	07/01/2050	43,101,380
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
150,000	3.560	07/01/2026	157,253
150,000	3.670	07/01/2027	158,378
60,000	3.760	07/01/2028	63,717
300,000	3.820	07/01/2029	317,881
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
615,000	4.000	07/01/2031	708,989
870,000	4.000	07/01/2032	999,667
925,000	4.000	07/01/2033	1,060,217
845,000	4.000	07/01/2035	964,461
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (A2/AA)
6,645,000	3.000	09/01/2050	6,924,925
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
6,485,000	4.000	09/01/2045	7,408,114
6,170,000	4.000	09/01/2050	7,011,189
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR) (PUTABLE)(a)(c)(d)(h)
1,685,000	2.875	12/03/2029	1,789,862
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(c)(d)
2,905,000	2.750	09/02/2025	3,000,914
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
1,245,000	5.000	01/01/2029	1,512,140
7,050,000	5.000	01/01/2030	8,512,921
795,000	5.000	01/01/2031	956,098
5,250,000	5.000	01/01/2033	6,292,000
5,565,000	4.000	01/01/2036	6,251,349
10,000,000	5.000	01/01/2036	11,923,486
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
9,320,000	4.000	10/01/2030	10,882,825
10,075,000	5.000	10/01/2035	12,496,878
13,230,000	5.000	10/01/2040	16,261,877
20,005,000	4.375	10/01/2045	23,132,547
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
2,850,000	4.000	10/31/2046	3,282,247

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR) – (continued)
$16,645,000	4.000%	04/30/2053	$ 19,026,656
New York Transportation Development Corp. RB Refunding for American Airlines, Inc. Series 2021 (AMT) (NR/NR)
3,760,000	3.000	08/01/2031	4,089,555
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
1,080,000	5.000	12/01/2030	1,381,264
845,000	5.000	12/01/2033	1,073,030
750,000	5.000	12/01/2035	947,057
660,000	5.000	12/01/2037	829,681
660,000	4.000	12/01/2039	759,373
950,000	4.000	12/01/2042	1,081,952
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
1,600,000	4.000	12/01/2039	1,860,635
1,975,000	4.000	12/01/2040	2,292,884
1,740,000	4.000	12/01/2041	2,009,362
1,695,000	4.000	12/01/2042	1,955,547
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (AGM) (A2/AA)
5,010,000	4.000	07/01/2035	5,402,376
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
9,480,000	4.000	07/01/2033	10,209,658
5,025,000	5.000	07/01/2034	5,538,628
2,500,000	4.000	07/01/2041	2,685,616
4,540,000	5.000	07/01/2041	4,988,565
10,000,000	4.000	07/01/2046	10,711,119
21,200,000	5.250	01/01/2050	23,391,067
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (NR/B-)
5,600,000	5.000	08/01/2026	5,652,050
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
7,655,000	5.250	08/01/2031	9,140,156
5,990,000	5.375	08/01/2036	7,543,406
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
12,250,000	5.000	07/01/2046	13,446,835
Newburgh New York GO Serial Bonds Series 2012 A (Baa2/NR)(d)
1,565,000	5.750	06/15/2022	1,604,090
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
490,000	4.000	12/01/2032	577,123
590,000	4.000	12/01/2033	693,848
490,000	4.000	12/01/2034	575,137

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA) – (continued)
$505,000	4.000%	12/01/2035	$ 592,026
610,000	4.000	12/01/2036	714,098
740,000	4.000	12/01/2037	864,519
490,000	4.000	12/01/2038	571,529
1,470,000	3.000	12/01/2039	1,569,810
980,000	3.000	12/01/2040	1,044,920
1,960,000	4.000	12/01/2049	2,249,164
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
405,000	4.000	07/01/2039	443,808
4,835,000	3.000	07/01/2044	4,779,984
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (Aa3/A+)
11,635,000	4.000	07/15/2046	13,536,570
6,000,000	4.000	07/15/2051	6,946,587
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (Aa3/A+)
4,735,000	4.000	07/15/2055	5,394,786
5,685,000	4.000	07/15/2060	6,453,495
Port Authority of New York & New Jersey RB Refunding Series 223 (AMT) (Aa3/A+)
9,400,000	4.000	07/15/2061	10,795,695
Port Authority of New York & New Jersey RB Refunding Series 223rd (AMT) (Aa3/A+)
1,650,000	5.000	07/15/2056	2,066,276
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-2 (NR/NR)(f)
15,000,000	0.000	06/01/2066	3,021,756
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
700,000	5.000	09/01/2038	890,483
955,000	5.000	09/01/2039	1,212,571
945,000	4.000	09/01/2040	1,113,727
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
4,375,000	5.000	11/01/2046	4,959,709
Western Regional Off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)(a)
1,785,000	4.125	12/01/2041	1,810,684
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	555,910
610,000	5.000	10/15/2049	702,295
530,000	5.000	10/15/2054	608,196
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
725,000	5.000	10/15/2040	861,410
1,325,000	5.000	10/15/2050	1,544,860

			872,499,626

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – 0.8%
City of Charlotte Airport Special Facilities RB Refunding Series 2021 A (Aa3/NR)
$15,000,000	3.000%	07/01/2046	$ 16,064,230
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (NR/NR)
1,370,000	5.000	12/31/2037	1,508,547
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)(d)
3,800,000	4.750	03/01/2022	3,826,877
1,000,000	5.000	03/01/2022	1,007,468
1,000,000	5.000	03/01/2022	1,007,468
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
365,000	4.000	09/01/2046	414,698
950,000	4.000	09/01/2051	1,076,166
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
1,000,000	4.000	03/01/2041	1,094,496
5,575,000	4.000	03/01/2051	6,036,965
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
950,000	5.000	10/01/2045	1,063,283
1,310,000	5.000	10/01/2050	1,462,526
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
6,325,000	3.000	07/01/2045	6,668,945
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,615,856
1,650,000	5.000	07/01/2039	1,854,147
1,035,000	4.000	07/01/2044	1,108,081
1,160,000	5.000	07/01/2044	1,295,620
2,000,000	5.000	07/01/2049	2,225,701
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)(d)
1,000,000	4.500	09/01/2022	1,027,551
2,000,000	5.000	09/01/2024	2,233,935
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
10,350,000	5.000	01/01/2049	12,922,349
4,250,000	4.000	01/01/2055	4,909,016
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (NR/BBB)
16,000,000	5.000	01/01/2049	19,455,634
5,450,000	4.000	01/01/2055	6,161,279

			96,040,838

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – 3.5%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
$770,000	4.000%	06/01/2037	$ 900,899
1,025,000	4.000	06/01/2038	1,195,510
1,000,000	4.000	06/01/2039	1,162,467
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
12,530,000	3.000	06/01/2048	12,848,905
4,185,000	4.000	06/01/2048	4,705,600
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
101,450,000	5.000	06/01/2055	117,815,163
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(f)
121,740,000	0.000	06/01/2057	20,149,638
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,671,606
2,700,000	5.250	11/01/2047	2,966,305
2,320,000	5.250	11/01/2050	2,544,966
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/B)
22,490,000	5.375	09/15/2027	22,568,474
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)(a)
1,150,000	4.500	12/01/2055	1,222,276
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (NR/BB)(a)
1,445,000	4.000	12/01/2055	1,518,980
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
550,000	4.000	09/01/2040	594,138
825,000	4.000	09/01/2045	882,644
1,075,000	5.000	09/01/2049	1,238,918
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
8,280,000	5.250	11/15/2055	9,334,350
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
29,500,000	8.223	02/15/2040	42,889,543
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
6,250,000	5.000	02/15/2037	7,351,372
7,500,000	5.000	02/15/2042	8,783,833
7,500,000	4.750	02/15/2047	8,485,076
1,500,000	5.000	02/15/2057	1,745,474
1,000,000	5.500	02/15/2057	1,189,694
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
10,975,000	5.000	12/01/2051	12,403,039

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (NR/NR)
$2,000,000	5.000%	01/01/2042	$ 2,051,845
1,610,000	5.000	01/01/2046	1,649,817
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (Ba2/BB+)
8,000,000	5.000	02/15/2048	8,277,048
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
450,000	3.000	12/01/2040	468,345
200,000	4.000	12/01/2045	226,165
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(a)
1,875,000	3.750	01/15/2028	2,073,978
2,880,000	4.250	01/15/2038	3,285,047
18,110,000	4.500	01/15/2048	20,914,810
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
4,140,000	3.250	09/01/2029	4,480,742
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
7,810,000	5.000	01/15/2045	9,385,977
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
4,790,000	5.000	12/01/2050	5,526,426
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(a)
1,075,000	5.000	12/01/2033	1,167,689
2,085,000	5.000	12/01/2038	2,243,728
5,000,000	5.000	12/01/2048	5,313,658
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A2/A)
6,650,000	3.000	01/15/2045	6,923,691
31,660,000	4.000	01/15/2050	36,015,023
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(c)(d)
2,750,000	4.375	06/15/2026	2,749,939
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(a)
2,095,000	4.250	12/01/2050	2,126,276
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(a)
4,725,000	6.500	12/01/2030	5,457,565
10,000,000	7.000	12/01/2042	11,480,625
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
1,475,000	4.000	01/01/2043	1,646,046
950,000	4.000	01/01/2046	1,054,006
950,000	4.000	01/01/2051	1,049,631
2,520,000	4.000	01/01/2057	2,772,739

			425,509,686

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – 0.7%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
$1,075,000	4.000%	09/01/2045	$ 1,208,842
6,000,000	5.000	09/01/2045	7,361,591
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
2,400,000	4.000	08/15/2052	2,666,150
2,500,000	4.125	08/15/2057	2,788,227
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
15,000,000	5.500	08/15/2052	18,530,543
10,700,000	5.500	08/15/2057	13,195,868
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/NR)(a)
2,470,000	4.375	12/01/2041	2,396,066
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/2035	2,837,498
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	25,728,065
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(c)(d)
9,070,000	5.000	06/01/2025	10,122,045

			86,834,895

Oregon – 0.2%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	142,759
225,000	5.375	11/15/2055	247,665
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (AGM) (NR/AA)
5,000,000	4.000	08/15/2045	5,851,122
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
1,875,000	5.000	08/15/2045	2,363,227
3,850,000	4.000	08/15/2050	4,467,192
2,850,000	5.000	08/15/2050	3,575,306
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
1,750,000	5.000	10/01/2040	2,180,720
Oregon State Facilities Authority RB Refunding for Willamette University Series 2021 A (Baa2/BBB)
4,700,000	4.000	10/01/2051	5,340,915
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(a)
860,000	5.000	11/01/2039	1,051,690

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
$1,440,000	5.000%	11/15/2046	$ 1,678,164

			26,898,760

Pennsylvania – 3.2%
Allegheny County GO Notes Series C-59B (AGM) (AA/WD)(e)
(3M USD LIBOR + 0.55%)
550,000	0.638	11/01/2026	550,056
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (NR/BBB-)
1,500,000	5.000	09/01/2030	1,528,756
1,000,000	5.000	09/01/2035	1,017,114
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
32,000,000	4.000	04/01/2044	35,676,560
Allegheny County IDA Penn Hills Charter School of Entrepeneurship Series A (BB/NR)
1,305,000	4.000	06/15/2041	1,410,531
975,000	4.000	06/15/2051	1,041,428
1,070,000	4.000	06/15/2056	1,133,921
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
3,900,000	4.875	11/01/2024	4,236,657
2,500,000	5.125	05/01/2030	3,004,952
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)(g)
700,000	5.000	05/01/2032	888,377
850,000	5.000	05/01/2033	1,076,498
950,000	5.000	05/01/2034	1,200,751
850,000	5.000	05/01/2035	1,072,166
950,000	5.000	05/01/2036	1,196,268
7,875,000	5.000	05/01/2042	9,799,174
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(a)
2,000,000	5.000	05/01/2027	2,340,163
1,400,000	5.000	05/01/2032	1,614,939
6,950,000	5.000	05/01/2042	7,911,357
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(a)
250,000	5.000	05/01/2028	297,290
1,000,000	5.000	05/01/2033	1,173,939
2,750,000	5.000	05/01/2042	3,208,338
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (Baa3/NR)
18,000,000	5.000	05/01/2042	18,257,503
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
950,000	5.000	11/01/2029	1,099,152
1,745,000	5.000	11/01/2030	2,008,859
1,425,000	5.000	11/01/2034	1,628,144
7,850,000	4.000	11/01/2047	8,252,521

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-) – (continued)
$8,745,000	5.000%	11/01/2047	$ 9,746,028
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
4,600,000	4.000	07/01/2046	5,201,020
6,600,000	4.000	07/01/2051	7,426,254
4,005,000	5.000	07/01/2054	4,907,233
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,150,000	5.000	10/01/2037	1,282,153
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (Ba2/NR)
500,000	5.000	08/01/2035	516,588
1,000,000	5.000	08/01/2045	1,027,871
Chester County Industrial Development Authority RB for Longwood Gardens, Inc. Series 2021 (Aa2/NR)
9,400,000	4.000	12/01/2046	11,192,292
7,145,000	4.000	12/01/2051	8,439,103
Clairton Municipal Authority Sewer RB Series 2012 B (NR/BBB+)
1,000,000	5.000	12/01/2042	1,030,994
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A1/A)
1,900,000	5.000	06/01/2034	2,310,893
1,900,000	5.000	06/01/2035	2,307,846
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
6,000,000	4.000	06/01/2039	6,852,128
Cumberland County Municipal Authority RB Refunding Series 2015 (NR/NR)(d)
1,500,000	5.000	01/01/2038	1,651,094
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(a)
5,100,000	5.875	10/15/2040	6,209,828
17,325,000	6.250	10/15/2053	21,341,058
Doylestown Hospital Authority RB Series 2019 A (Ba1/BBB-)
1,250,000	4.000	07/01/2045	1,366,411
2,375,000	5.000	07/01/2049	2,773,838
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	1,202,601
900,000	5.000	12/01/2048	980,101
1,750,000	5.000	12/01/2053	1,902,363
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(e)
(3M USD LIBOR + 0.77%)
52,950,000	0.858	05/01/2037	52,426,971
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
1,300,000	4.000	06/01/2044	1,498,446
2,300,000	5.000	06/01/2044	2,849,594
5,700,000	4.000	06/01/2049	6,512,656

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR) – (continued)
$4,225,000	5.000%	06/01/2049	$ 5,206,290
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (NR/NR)
1,400,000	5.000	04/01/2027	1,410,323
1,500,000	5.000	04/01/2033	1,509,296
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
750,000	5.000	03/01/2045	843,641
1,000,000	5.000	03/01/2050	1,122,277
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
300,000	5.000	03/01/2033	360,950
315,000	5.000	03/01/2034	378,347
450,000	4.000	03/01/2035	495,919
465,000	4.000	03/01/2036	510,741
275,000	4.000	03/01/2037	301,595
335,000	4.000	03/01/2039	366,279
250,000	4.000	03/01/2040	272,880
250,000	4.000	03/01/2041	272,255
625,000	4.000	03/01/2046	677,370
675,000	4.000	03/01/2051	729,273
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (NR/NR)
2,365,000	5.000	11/15/2045	2,843,765
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,900,000	5.000	11/01/2044	2,144,609
2,100,000	5.000	11/01/2049	2,363,191
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
945,000	5.000	05/01/2044	1,111,860
1,245,000	5.000	05/01/2049	1,457,057
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
2,250,000	4.000	07/01/2046	2,498,943
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(e)
8,480,000	0.744	07/01/2027	8,402,575
10,850,000	0.794	07/01/2039	10,018,858
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/BB)
5,645,000	5.000	05/01/2042	5,738,218
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (A2/AA)
4,380,000	5.000	05/01/2046	5,451,772
10,145,000	4.000	05/01/2050	11,712,646

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (Baa3/NR)
$365,000	5.000%	07/01/2031	$ 406,992
400,000	5.000	07/01/2035	442,954
Pennsylvania Turnpike Commission RB Subordinate Series 2017 B-1 (A3/NR)
3,875,000	5.250	06/01/2047	4,678,049
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000	06/15/2050	2,417,478
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
310,000	5.000	08/01/2040	376,227
975,000	5.000	08/01/2050	1,166,433
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(a)
2,860,000	5.000	06/15/2050	3,292,773
Philadelphia Hospitals and Higher Education Facilities Authority RB for Temple University Health System Obligated Group Series 2012 A (Baa3/BBB)
2,000,000	5.625	07/01/2042	2,050,985
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
500,000	5.000	07/01/2028	606,426
2,000,000	5.000	07/01/2029	2,413,020
3,000,000	5.000	07/01/2030	3,603,381
2,615,000	5.000	07/01/2031	3,132,133
1,000,000	5.000	07/01/2032	1,195,702
4,425,000	5.000	07/01/2033	5,279,548
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
2,450,000	5.000	11/15/2028	2,505,732
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
1,100,000	5.000	01/01/2035	1,285,471
2,325,000	5.000	01/01/2038	2,704,335
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
475,000	5.000	10/01/2039	537,021
1,125,000	5.000	10/01/2049	1,251,415
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,600,000	5.000	11/01/2044	4,640,818
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (NR/BB)
1,000,000	5.000	07/01/2028	1,094,689
1,000,000	5.000	07/01/2035	1,108,933

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
$1,320,000	4.000%	07/01/2037	$ 1,553,448

			391,525,671

Puerto Rico – 7.9%
Commonwealth of Puerto Rico GO Bonds Series 2006 A (NR/NR)*
115,000	5.250	07/01/2030	114,281
Commonwealth of Puerto Rico GO Bonds Series 2007 A (NR/NR)*
4,000,000	5.250	07/01/2032	3,970,000
4,035,000	5.250	07/01/2037	4,014,825
Commonwealth of Puerto Rico GO Refunding Bonds Series 2011 C (NR/NR)*
155,000	6.000	07/01/2035	147,056
205,000	6.500	07/01/2040	199,106
Commonwealth of Puerto Rico GO Refunding Bonds Series 2011 E (NR/NR)*
2,000,000	6.000	07/01/2029	2,007,500
Commonwealth of Puerto Rico GO Refunding Bonds Series 2012 A (NR/NR)*
5,185,000	5.500	07/01/2039	4,880,381
13,825,000	5.000	07/01/2041	12,425,219
Commonwealth of Puerto Rico GO Refunding Bonds Series 2014 A (NR/NR)*
109,405,000	8.000	07/01/2035	97,096,937
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(a)
20,000,000	5.000	07/01/2035	24,361,128
20,750,000	5.000	07/01/2047	24,609,328
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)(a)
14,100,000	2.750	07/01/2023	14,139,170
9,400,000	3.500	07/01/2026	9,474,228
9,400,000	3.750	07/01/2027	9,488,680
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(a)(g)
9,400,000	5.000	07/01/2033	11,579,876
9,400,000	5.000	07/01/2037	11,494,596
9,400,000	4.000	07/01/2042	10,395,468
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (WR/NR)
115,000	4.500	07/01/2027	117,288
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)(a)
320,000	5.000	07/01/2022	326,985
315,000	5.000	07/01/2025	357,084
850,000	5.000	07/01/2033	1,062,213
450,000	5.000	07/01/2037	554,359
1,000,000	4.000	07/01/2042	1,129,652
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(a)
495,000	5.000	07/01/2025	561,132

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(a) – (continued)
$1,355,000	5.000%	07/01/2033	$ 1,693,292
7,550,000	5.000	07/01/2037	9,300,911
23,435,000	4.000	07/01/2042	26,473,399
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AGC-ICC) (A3/AA)
360,000	5.250	07/01/2041	391,537
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (WR/NR)
28,730,000	5.250	07/01/2038	29,177,927
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
1,860,000	5.250	07/01/2033	2,026,607
680,000	5.250	07/01/2034	735,747
6,675,000	5.250	07/01/2036	7,187,270
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (WR/NR)*
215,000	5.000	07/01/2028	34,937
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (WR/NR)
1,585,000	5.500	07/01/2023	1,635,645
2,050,000	5.500	07/01/2027	2,121,954
Puerto Rico Electric Power Authority RB Refunding Series 2005 SS-RSA-1 (NR/NR)*
130,000	4.625	07/01/2030	129,025
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(e)
(3M USD LIBOR + 0.52%)
52,372,000	0.664	07/01/2029	52,204,242
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
1,250,000	5.250	07/01/2032	1,332,354
435,000	5.250	07/01/2035	465,744
Puerto Rico Electric Power Authority RB Refunding Series 2010 DDD-RSA-1 (NR/NR)*
215,000	3.300	07/01/2019	201,562
80,000	3.500	07/01/2020	75,000
155,000	3.625	07/01/2021	145,313
60,000	3.750	07/01/2022	56,850
390,000	3.875	07/01/2023	370,013
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (WR/NR)*
1,000	5.000	07/01/2024	929
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
65,000	3.700	07/01/2017	60,938
1,230,000	5.000	07/01/2017	1,200,788
145,000	4.250	07/01/2018	139,925
3,130,000	5.000	07/01/2019	3,055,662
260,000	4.250	07/01/2020	250,900
25,000	5.250	07/01/2020	24,531
80,000	4.375	07/01/2021	77,800
100,000	4.375	07/01/2022	99,250

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)* – (continued)
$65,000	5.000%	07/01/2022	$ 64,756
190,000	4.500	07/01/2023	188,575
125,000	5.000	07/01/2024	124,531
90,000	4.625	07/01/2025	89,325
Puerto Rico Electric Power Authority RB Series 2007 TT-RSA-1 (NR/NR)*
300,000	4.200	07/01/2019	289,500
1,295,000	5.000	07/01/2032	1,290,144
1,385,000	5.000	07/01/2037	1,379,806
Puerto Rico Electric Power Authority RB Series 2008 WW-RSA-1 (NR/NR)*
2,000,000	5.500	07/01/2020	1,970,000
3,765,000	5.250	07/01/2033	3,765,000
Puerto Rico Electric Power Authority RB Series 2010 AAA (WR/NR)*
4,000	5.250	07/01/2027	3,740
4,000	5.250	07/01/2028	3,740
Puerto Rico Electric Power Authority RB Series 2010 AAA-RSA-1 (NR/NR)*
130,000	5.250	07/01/2023	130,000
1,485,000	5.250	07/01/2027	1,485,000
2,115,000	5.250	07/01/2028	2,115,000
Puerto Rico Electric Power Authority RB Series 2010 BBB-RSA-1 (NR/NR)*
90,000	5.400	07/01/2028	88,088
Puerto Rico Electric Power Authority RB Series 2010 CCC-RSA-1 (NR/NR)*
80,000	5.000	07/01/2022	79,700
90,000	4.250	07/01/2023	89,325
60,000	4.500	07/01/2023	59,550
50,000	4.600	07/01/2024	49,625
210,000	4.625	07/01/2025	208,425
900,000	5.000	07/01/2025	896,625
25,000	5.000	07/01/2026	24,906
40,000	4.800	07/01/2027	39,700
Puerto Rico Electric Power Authority RB Series 2010 EEE-RSA-1 (NR/NR)*
1,175,000	5.950	07/01/2030	1,155,906
4,620,000	6.050	07/01/2032	4,544,925
115,000	6.250	07/01/2040	113,275
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (NR/NR)*
20,000	4.875	07/01/2027	19,850
7,590,000	5.250	07/01/2040	7,590,000
Puerto Rico Electric Power Authority RB Series 2010 YY-RSA-1 (NR/NR)*
2,130,000	6.125	07/01/2040	2,098,050
Puerto Rico Electric Power Authority RB Series 2012 A-RSA-1 (NR/NR)*
1,905,000	4.800	07/01/2029	1,890,713
14,720,000	5.000	07/01/2042	14,664,800

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (NR/NR)*
$715,000	7.250%	07/01/2030	$ 735,556
5,210,000	7.000	07/01/2033	5,346,762
6,190,000	7.000	07/01/2040	6,352,488
Puerto Rico Electric Power Authority RB Series 2016 A4-RSA-1 (NR/NR)*
747,236	10.000	07/01/2019	776,191
Puerto Rico Electric Power Authority RB Series 2016 B4-RSA-1 (NR/NR)*
747,235	10.000	07/01/2019	776,190
Puerto Rico Electric Power Authority RB Series 2016 E-1-RSA-1 (NR/NR)*
5,036,850	10.000	01/01/2021	5,232,028
Puerto Rico Electric Power Authority RB Series 2016 E-2-RSA-1 (NR/NR)*
5,036,850	10.000	07/01/2021	5,232,028
Puerto Rico Electric Power Authority RB Series 2016 E-3-RSA-1 (NR/NR)*
1,678,950	10.000	01/01/2022	1,750,305
Puerto Rico Electric Power Authority RB Series 2016 E-4-RSA-1 (NR/NR)*
1,678,950	10.000	07/01/2022	1,779,687
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (AGC) (A3/AA)
2,000,000	5.250	07/01/2041	2,175,204
Puerto Rico Highway & Transportation Authority RB Refunding Series 2005 L (NATL) (Baa2/NR)
2,395,000	5.250	07/01/2035	2,553,146
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGC) (A3/AA)
185,000	5.500	07/01/2031	207,543
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
470,000	5.250	07/01/2032	519,512
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM-CR) (A2/AA)
100,000	5.500	07/01/2029	111,514
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (A3/AA)
320,000	5.250	07/01/2034	346,234
27,260,000	5.250	07/01/2036	29,349,064
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC) (A2/AA)
2,455,000	5.500	07/01/2029	2,737,676
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC-ICC) (A2/AA)
330,000	5.500	07/01/2026	363,410
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (WR/NR)
3,825,000	5.250	07/01/2031	3,883,965

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (NATL) (Baa2/NR)
$1,570,000	5.250%	07/01/2033	$ 1,675,412
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (WR/NR)*
3,400,000	5.500	07/01/2024	2,006,000
5,565,000	5.500	07/01/2026	3,283,350
Puerto Rico Highway & Transportation Authority RB Series 1998 A (NATL-IBC) (Baa2/NR)
4,920,000	4.750	07/01/2038	4,982,121
Puerto Rico Highway & Transportation Authority RB Series 1998 A (WR/NR)*
420,000	5.000	07/01/2038	247,800
Puerto Rico Highway & Transportation Authority RB Series 2003 G (WR/NR)*
1,705,000	5.000	07/01/2042	1,005,950
Puerto Rico Highway & Transportation Authority RB Series 2005 K (WR/NR)*
1,900,000	5.000	07/01/2024	1,121,000
9,425,000	5.000	07/01/2030	5,560,750
Puerto Rico Highway & Transportation Authority RB Series 2007 M (WR/NR)*
445,000	4.125	07/01/2019	262,550
940,000	5.000	07/01/2025	554,600
1,470,000	5.000	07/01/2026	867,300
1,850,000	5.000	07/01/2027	1,091,500
2,825,000	5.000	07/01/2037	1,666,750
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (WR/NR)(f)
4,785,000	0.000	07/01/2034	2,704,161
3,850,000	0.000	07/01/2035	2,076,837
2,785,000	0.000	07/01/2037	1,356,445
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P-PSA (COMWLTH GTD) (COMWLTH GTD) (NR/NR)*
1,000,000	6.125	07/01/2023	1,128,750
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
4,313,000	0.000	07/01/2031	3,508,826
10,295,000	0.000	07/01/2033	7,803,564
94,230,000	0.000	07/01/2046	32,022,134
155,770,000	0.000	07/01/2051	38,165,877
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
137,486,000	4.329	07/01/2040	154,918,895
562,000	4.536	07/01/2053	634,921
12,699,000	4.784	07/01/2058	14,535,445
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	4,306,126
3,447,000	4.550	07/01/2040	3,929,942
30,365,000	4.750	07/01/2053	34,694,320

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR) – (continued)
$108,234,000	5.000%	07/01/2058	$ 125,287,035

			953,315,988

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (NR/CCC-)(f)
124,220,000	0.000	06/01/2052	19,838,642

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
2,841,000	6.875	11/01/2035	2,847,122
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (NR/NR)
2,365,000	5.000	11/15/2047	2,705,669
South Carolina Jobs-Economic Development Authority RB for Kiawah Life Plan Village, Inc. Project Series 2021 A (NR/NR)(a)
910,000	8.750	07/01/2025	940,525
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (A2/A)
7,790,000	5.250	12/01/2055	9,082,067
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A2/AA)
2,250,000	4.000	04/15/2045	2,617,395
2,000,000	3.000	04/15/2049	2,108,747

			20,301,525

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
1,050,000	4.000	08/01/2056	1,158,927
1,450,000	4.000	08/01/2061	1,587,638

			2,746,565

Tennessee – 0.4%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
2,200,000	4.000	08/01/2044	2,526,093
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-2 (Baa1/A-)
1,900,000	5.000	08/01/2049	2,318,855
City of Clarksville RB for Water Sewer & Gas Series 2021 A (Aa2/NR)
14,450,000	4.000	02/01/2051	17,167,702
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
5,230,000	4.000	07/01/2040	5,936,491
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment RB Series 2021A (NR/NR)(a)
1,150,000	4.000	06/01/2051	1,191,055

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment Revenue Capital Appreciation Bonds Series 2021B (NR/NR)(a)(f)
$2,825,000	0.000%	06/01/2043	$ 1,091,907
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (A3/A-)
1,500,000	5.000	08/15/2042	1,538,079
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000	4.750	07/01/2027	96,769
150,000	5.625	01/01/2046	140,723
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (A3/NR)
2,500,000	5.000	07/01/2040	2,945,774
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
315,000	5.000	10/01/2029	372,141
230,000	5.000	10/01/2034	279,570
375,000	5.000	10/01/2039	452,768
450,000	5.000	10/01/2048	535,950
Metropolitan Nashville Airport Authority (The) RB Series 2019 B (AMT) (A2/NR)
7,450,000	5.000	07/01/2054	9,174,751
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(a)
850,000	5.125	06/01/2036	968,920
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)(d)
2,000,000	5.375	12/01/2022	2,092,924

			48,830,472

Texas – 5.6%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(a)
410,000	4.250	09/01/2023	421,534
500,000	4.625	09/01/2028	554,253
2,340,000	5.125	09/01/2038	2,657,918
2,580,000	5.250	09/01/2047	2,908,195
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
305,000	4.000	08/15/2036	331,297
560,000	4.000	08/15/2041	604,065
810,000	4.000	08/15/2046	868,426
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000	5.000	01/01/2029	1,678,070
Board of Managers, Joint Guadalupe County – City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB)
1,950,000	5.250	12/01/2035	2,144,237

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Board of Managers, Joint Guadalupe County – City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB) – (continued)
$2,435,000	5.000%	12/01/2040	$ 2,621,027
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000	09/15/2051	10,022,707
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 A (A3/A-)(d)
3,900,000	5.000	07/01/2025	4,501,961
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A3/A-)
2,575,000	5.000	01/01/2045	3,176,590
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(a)
2,190,000	6.500	09/01/2048	2,532,319
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(a)
867,000	4.000	09/15/2041	859,951
1,271,000	4.250	09/15/2051	1,268,876
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(a)
5,900,000	5.125	11/01/2033	6,445,905
City of Bee Cave Special Assessment RB Series 2021 (NR/NR) (NR/NR)(a)
563,000	4.750	09/01/2031	571,721
1,540,000	5.000	09/01/2041	1,568,254
1,907,000	5.250	09/01/2051	1,941,983
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(a)
430,000	3.750	09/01/2040	446,098
1,490,000	4.000	09/01/2050	1,548,287
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(a)
929,000	4.000	09/01/2051	964,437
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(a)(g)
812,000	3.375	09/01/2042	805,417
1,777,000	4.000	09/01/2052	1,828,458
City of Celina Special Assessment RB for Parks At Wilson Creek Series 2021 (NR/NR)(a)
120,000	2.750	09/01/2026	120,122
221,000	3.500	09/01/2026	221,220
240,000	3.250	09/01/2031	240,481
446,000	4.000	09/01/2031	446,862
1,134,000	3.500	09/01/2041	1,136,735
959,000	4.250	09/01/2041	961,217
963,000	4.000	09/01/2051	986,245
1,410,000	4.500	09/01/2051	1,413,213
City of Celina Special Assessment RB Series 2022 (NR/NR)(a)(g)
3,250,000	4.000	09/01/2051	3,317,722
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(a)
400,000	5.500	09/01/2046	457,337

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
$1,125,000	5.625%	09/01/2038	$ 1,307,145
1,700,000	5.750	09/01/2047	1,952,177
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(a)
2,380,000	4.250	09/01/2049	2,535,270
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)(a)
1,800,000	4.125	09/01/2050	1,856,161
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,765,000	7.500	09/01/2045	3,999,114
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Area #1 Project Series 2015 (NR/NR)
1,685,000	6.250	09/01/2045	1,762,711
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(a)
215,000	4.750	09/01/2031	216,525
450,000	4.250	09/01/2041	455,676
370,000	5.250	09/01/2041	374,728
550,000	4.500	09/01/2050	555,556
500,000	5.500	09/01/2050	504,809
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
242,000	4.125	09/15/2026	247,101
261,000	4.750	09/15/2031	270,791
900,000	4.250	09/15/2041	929,598
500,000	5.000	09/15/2041	522,639
1,400,000	4.500	09/15/2051	1,451,173
650,000	5.250	09/15/2051	681,729
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(a)
1,071,000	4.000	09/01/2051	1,069,106
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(a)
692,000	3.875	08/15/2040	714,827
994,000	4.125	08/15/2050	1,025,325
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(a)
925,000	3.750	08/15/2041	931,668
1,656,000	4.000	08/15/2051	1,683,747
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(a)
1,360,000	4.250	08/15/2049	1,453,725

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(a)
$910,000	4.350%	08/15/2039	$ 926,854
1,920,000	4.500	08/15/2048	1,955,255
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
2,050,000	3.250	08/15/2043	2,149,723
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000	09/01/2047	4,806,212
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,519,310
2,435,000	5.000	09/01/2044	2,693,419
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
2,235,000	4.500	09/01/2032	2,546,473
4,715,000	4.500	09/01/2038	5,291,865
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR) (NR/NR)(a)
926,000	4.000	09/01/2051	952,906
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(a)
2,450,000	4.375	09/01/2049	2,656,942
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
1,000,000	4.000	09/01/2056	1,011,813
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(a)
1,246,000	4.000	09/01/2051	1,287,489
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(a)
2,329,000	4.000	09/01/2056	2,348,805
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
1,500,000	5.000	08/15/2043	1,785,631
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(a)
2,051,000	4.000	09/01/2051	2,102,184
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(a)
575,000	3.625	09/15/2041	578,725
445,000	4.000	09/15/2050	452,143
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(a)
700,000	3.750	09/01/2041	707,906
900,000	4.000	09/01/2046	921,724
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(a)
1,405,000	4.625	09/01/2039	1,549,917

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(a) – (continued)
$900,000	4.750%	09/01/2044	$ 987,824
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(a)
1,310,000	3.625	09/01/2040	1,325,323
400,000	4.000	09/01/2046	409,402
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(a)
1,225,000	4.875	09/01/2044	1,350,467
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750	09/01/2042	1,031,624
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(a)
580,000	4.250	09/15/2039	629,064
2,415,000	4.500	09/15/2049	2,612,125
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(a)
850,000	5.000	09/15/2049	937,751
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(a)
1,890,000	4.000	09/01/2054	1,973,313
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(a)(g)
225,000	3.500	09/01/2027	224,879
275,000	3.875	09/01/2032	274,752
550,000	4.125	09/01/2042	549,218
2,100,000	4.000	09/01/2052	2,175,492
900,000	4.375	09/01/2052	898,449
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
700,000	3.500	09/15/2041	699,975
830,000	4.125	09/15/2041	832,595
900,000	4.000	09/15/2051	919,582
1,125,000	4.375	09/15/2051	1,125,818
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(a)
295,000	4.500	09/15/2040	325,080
525,000	4.625	09/15/2049	575,533
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(a)
150,000	4.125	09/01/2026	149,930
150,000	4.625	09/01/2031	149,876
900,000	4.125	09/01/2041	898,756
450,000	4.875	09/01/2041	449,407
1,370,000	4.375	09/01/2051	1,367,668
520,000	5.125	09/01/2051	519,176
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(a)
780,000	4.250	09/15/2039	859,502
2,950,000	4.375	09/15/2049	3,226,772

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(a)
$585,000	3.625%	09/15/2041	$ 585,928
820,000	4.000	09/15/2051	831,166
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(a)
1,155,000	5.750	09/15/2039	1,281,242
2,055,000	6.000	09/15/2049	2,278,883
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(a)
2,405,000	5.875	09/15/2039	2,667,042
5,200,000	5.125	09/15/2048	5,768,685
3,830,000	6.125	09/15/2048	4,251,420
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(a)
130,000	4.125	09/15/2031	131,089
420,000	4.500	09/15/2041	426,247
1,540,000	4.125	09/15/2051	1,554,655
510,000	4.750	09/15/2051	517,893
City of New Braunfels Special Assessment RB for Solms Landing Public Improvement Project Series 2021 (NR/NR)(a)
220,000	3.625	09/01/2026	220,262
320,000	4.250	09/01/2031	320,821
782,000	4.500	09/01/2041	784,391
1,355,000	4.750	09/01/2051	1,359,086
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(a)
550,000	5.250	09/01/2040	598,633
355,000	5.625	09/01/2040	386,808
560,000	4.125	09/01/2049	607,191
1,510,000	5.375	09/01/2050	1,635,818
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(a)
1,175,000	3.750	09/01/2040	1,218,990
1,060,000	4.000	09/01/2050	1,099,255
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(a)
467,000	4.000	09/01/2051	481,916
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(a)
1,355,000	4.125	09/01/2048	1,416,014
1,465,000	4.500	09/01/2048	1,548,155
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(a)
2,465,000	4.875	09/01/2048	2,724,618
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(a)
1,035,000	4.375	09/01/2049	1,129,473
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(a)
126,000	3.875	09/01/2040	132,676

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(a) – (continued)
$175,000	4.125%	09/01/2050	$ 184,979
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	449,506
835,000	5.000	09/01/2049	931,525
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(a)
401,000	4.000	09/01/2051	412,179
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(a)
2,205,000	4.500	09/01/2039	2,395,650
1,185,000	5.500	09/01/2039	1,331,099
1,490,000	4.750	09/01/2049	1,615,150
2,140,000	5.750	09/01/2049	2,399,809
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(a)
750,000	3.750	09/01/2040	796,237
1,250,000	4.000	09/01/2050	1,335,117
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(a)
545,000	4.000	09/01/2051	568,496
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(a)
809,000	3.375	09/15/2041	800,940
565,000	4.000	09/15/2051	579,006
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(a)
1,195,000	3.875	09/15/2040	1,244,242
1,780,000	4.125	09/15/2050	1,849,849
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(a)
110,000	4.375	09/15/2030	114,737
500,000	4.125	09/15/2040	529,263
1,520,000	4.375	09/15/2050	1,607,093
600,000	5.125	09/15/2050	635,439
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(a)
1,760,000	4.750	09/15/2049	1,913,395
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(a)
1,070,000	3.750	09/15/2040	1,111,857
1,490,000	4.000	09/15/2050	1,547,654
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
665,000	5.375	09/01/2040	719,333
1,500,000	5.625	09/01/2050	1,627,085
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR) (NR/NR)(a)(g)
1,522,000	4.500	09/01/2051	1,521,932
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
105,000	4.500	09/01/2023	107,909

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR) – (continued)
$780,000	5.000%		09/01/2028	$ 862,841
2,035,000	5.600		09/01/2038	2,325,704
2,470,000	5.700		09/01/2047	2,794,940
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR) (NR/NR)(a)
912,000	4.000		09/15/2051	938,772
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(a)
1,321,000	4.000		09/01/2050	1,373,095
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
1,175,000	4.000		10/01/2050	1,296,829
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)
1,100,000	5.000		10/01/2050	1,208,694
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
575,000	4.000		10/01/2050	654,079
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(a)
800,000	3.750		09/15/2040	831,912
1,200,000	4.000		09/15/2050	1,247,347
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(a)
985,000	4.500		09/01/2041	995,724
765,000	4.750		09/01/2050	774,419
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(a)
3,250,000	5.000		04/01/2032	3,320,908
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(a)
195,000	3.750		08/15/2024	197,750
350,000	4.000		08/15/2029	360,267
1,150,000	4.500		08/15/2035	1,191,878
875,000	5.000		08/15/2044	913,992
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000	4.750		05/01/2038	1,593,258
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (Baa2/NR)
5,685,000	4.750		11/01/2042	5,862,566
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(a)
1,290,000	5.000		09/01/2027	1,387,571
895,000	5.000		09/01/2032	942,653
1,315,000	5.125		09/01/2037	1,370,646
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
15,140,000	0.000	(b)	10/01/2046	17,632,886
11,100,000	0.000	(b)	10/01/2047	12,942,691

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(e)
(3M USD LIBOR + 0.67%)
$23,855,000	0.775%	08/15/2035	$ 23,753,542
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL) (Baa2/BB)(f)
5,525,000	0.000	11/15/2036	2,517,469
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(a)
1,340,000	4.500	09/01/2039	1,459,758
1,800,000	4.750	09/01/2049	1,956,618
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
595,000	3.750	09/01/2032	652,072
510,000	3.875	09/01/2037	560,466
930,000	4.000	09/01/2047	1,015,869
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
15,835,000	5.000	07/15/2028	18,842,234
Houston Airport System RB for United Airlines, Inc. Series 2021 B-1 (AMT) (NR/NR)
3,275,000	4.000	07/15/2041	3,507,953
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
875,000	5.000	07/01/2027	1,022,453
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
2,750,000	5.000	07/15/2027	3,215,640
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
2,780,000	5.000	07/15/2027	3,250,720
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (Ba3/B)
10,000,000	6.625	07/15/2038	10,056,026
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (Ba3/B)
9,250,000	5.000	07/01/2029	10,031,174
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (NR/B)
10,500,000	5.000	07/15/2035	11,602,628
Houston Airport System Subordinate Lien RB Series 2020 A (AMT) (A1/A)
4,225,000	4.000	07/01/2047	4,873,920
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
1,035,000	4.000	10/01/2051	1,139,957
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000	5.000	12/01/2045	2,088,108

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(a)
$265,000	4.500%	09/01/2023	$ 273,035
785,000	5.000	09/01/2028	877,246
1,170,000	5.375	09/01/2038	1,317,729
1,930,000	5.125	09/01/2047	2,131,635
1,500,000	5.500	09/01/2047	1,676,735
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
165,000	2.375	09/01/2031	162,976
165,000	2.375	09/01/2032	162,304
175,000	2.375	09/01/2033	171,679
175,000	2.500	09/01/2034	172,925
365,000	2.500	09/01/2036	357,688
385,000	2.625	09/01/2038	381,200
370,000	3.000	09/01/2041	371,328
520,000	3.000	09/01/2046	513,823
1,265,000	3.000	09/01/2051	1,235,859
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000	2.500	09/01/2041	451,616
590,000	3.000	09/01/2044	601,899
650,000	3.000	09/01/2047	660,788
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(a)
19,675,000	4.625	10/01/2031	20,691,855
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500	02/15/2040	792,860
1,325,000	5.250	02/15/2045	1,461,648
780,000	4.000	02/15/2051	790,806
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
1,850,000	5.000	09/15/2043	2,066,912
2,800,000	5.000	09/15/2048	3,118,727
New Home Independent School District GO Bonds Series 2021 (PSF-GTD) (Aaa/NR)
4,690,000	3.000	02/15/2051	5,099,518
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(a)
3,120,000	4.000	08/15/2041	3,520,525
2,850,000	4.000	08/15/2046	3,166,837
4,240,000	4.000	08/15/2051	4,688,750
4,700,000	4.000	08/15/2056	5,151,613
New Hope Cultural Education Facilities Finance Corp. RB for Westminster Manor Series 2021 (NR/NR)
1,400,000	4.000	11/01/2055	1,564,144
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
1,630,000	4.000	01/01/2036	1,770,303
1,600,000	4.000	01/01/2041	1,724,377

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(a)
$1,465,000	5.000%	08/15/2051	$ 1,666,377
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (WR/NR)(d)
335,000	5.000	04/01/2026	395,352
300,000	5.000	04/01/2026	354,047
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(d)
1,000,000	5.000	04/01/2025	1,145,360
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (WR/NR)(d)
1,385,000	4.750	04/01/2024	1,511,955
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(a)
1,175,000	4.000	09/15/2041	1,249,766
1,095,000	4.250	09/15/2051	1,168,494
6,110,000	5.000	09/15/2051	6,825,865
North Parkway Municipal Management Special Assessment RB for Major Improvements Project Series 2021 (NR/NR)(a)
940,000	3.625	09/15/2026	983,822
1,553,000	4.250	09/15/2031	1,696,996
4,700,000	4.750	09/15/2041	5,216,051
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
7,520,000	3.000	01/01/2046	7,921,034
11,280,000	3.000	01/01/2051	11,834,228
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
8,500,000	5.000	01/01/2048	10,036,533
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(a)
1,650,000	2.750	01/01/2036	1,640,501
1,875,000	2.875	01/01/2041	1,849,284
5,975,000	3.000	01/01/2050	5,798,240
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(a)
9,995,000	4.000	01/01/2050	10,261,627
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(a)
4,125,000	6.000	01/01/2025	4,256,205
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(a)
29,500,000	4.100	01/01/2028	28,565,104

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
$175,000	5.750%	09/15/2036	$ 182,277
460,000	6.000	09/15/2046	475,150
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(a)
825,000	4.125	09/15/2039	886,208
3,275,000	4.375	09/15/2049	3,514,297
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
7,300,000	5.000	05/15/2045	7,792,639
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(e)
	(3M USD LIBOR + 0.70%)
4,965,000	0.836	12/15/2026	5,003,377
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (A3/BBB+)
2,815,000	5.000	12/15/2031	3,655,463
2,575,000	5.000	12/15/2032	3,399,800
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa2/NR)
5,000,000	4.000	12/31/2037	5,817,229
3,750,000	4.000	12/31/2038	4,352,804
3,000,000	4.000	12/31/2039	3,475,946
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (Baa3/NR)
3,900,000	5.000	12/31/2050	4,347,124
3,900,000	5.000	12/31/2055	4,337,287
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (Baa3/NR)
5,000,000	6.750	06/30/2043	5,509,237
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
38,190,000	5.000	06/30/2058	45,681,503
Texas Transportation Commission Central Turnpike System RB Refunding Second Tier Series 2015 C (Baa1/A-)
2,850,000	5.000	08/15/2042	3,176,385
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(a)
1,500,000	4.000	09/01/2043	1,528,871
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(a)(g)
429,000	3.750	09/01/2042	424,726
410,000	4.000	09/01/2051	409,984
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(a)
1,353,000	5.875	09/01/2047	1,552,157

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(a)
$1,400,000	5.000%	09/01/2047	$ 1,537,022
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
1,630,000	3.000	09/01/2036	1,739,093
860,000	3.000	09/01/2037	914,512
625,000	3.000	09/01/2039	662,416
600,000	3.000	09/01/2040	634,215
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125	12/01/2035	396,634
457,000	3.375	12/01/2040	464,449
786,000	3.500	12/01/2047	798,335
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
500,000	4.000	12/01/2027	530,699
1,545,000	4.750	12/01/2035	1,648,883
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
1,470,000	3.000	08/15/2051	1,447,232

			671,457,092

Utah – 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(a)
2,010,000	3.750	03/01/2041	2,049,325
7,125,000	4.000	03/01/2051	7,275,922
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)(a)
5,000,000	7.375	09/15/2051	5,015,788
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
5,695,000	7.100	08/15/2023	5,874,984
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(a)
10,250,000	5.500	02/01/2050	10,631,945
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)(a)
1,954,000	7.875	08/15/2050	1,968,293
Mida Mountain Village Public Infrastructure District Special Assessment for Mountain Village Assessment Area No. 2 Series 2021 (NR/NR)(a)
10,175,000	4.000	08/01/2050	10,547,839
Military Installation Development Authority RB Series 2021 A-1 (NR/NR)
1,500,000	4.000	06/01/2036	1,534,743
800,000	4.000	06/01/2041	811,576
13,950,000	4.000	06/01/2052	13,981,842
Military Installation Development Authority RB Series 2021 A-2 (NR/NR)
2,500,000	4.000	06/01/2036	2,547,013

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Military Installation Development Authority RB Series 2021 A-2 (NR/NR) – (continued)
$2,500,000	4.000%	06/01/2041	$ 2,519,592
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,180,000	3.625	02/01/2035	1,224,388
500,000	4.125	02/01/2041	519,106
500,000	4.375	02/01/2051	520,638
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)(a)
600,000	7.375	08/15/2051	604,582
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(a)
1,625,000	4.250	03/01/2051	1,628,914
Salt Lake City RB for International Airport Series 2017 A (AMT) (A2/A)
6,000,000	5.000	07/01/2047	7,151,070
Salt Lake City RB for International Airport Series 2018 A (AMT) (A2/A)
4,640,000	5.000	07/01/2048	5,598,623
Salt Lake City RB for International Airport Series 2021 A (AMT) (A2/A)
14,575,000	5.000	07/01/2051	18,367,453
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR) (NR/NR)(a)
1,220,000	4.250	06/15/2051	1,247,635
Utah Charter School Finance Authority RB for Technology Academy Project Series 2021A (NR/NR) (NR/NR)(a)
6,600,000	4.000	10/15/2061	6,650,430

			108,271,701

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	1,109,662

Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Senior Lien Series 2010 A (Caa2/NR)
10,410,000	5.000	10/01/2025	10,434,977
7,910,000	5.000	10/01/2029	7,928,978
Virgin Islands Public Finance Authority RB Matching Fund Loan Note Series 2012 A (Caa2/NR)
6,080,000	5.000	10/01/2032	6,071,242
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)
9,850,000	5.000	10/01/2039	9,710,026
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM-CR) (A2/AA)
3,515,000	5.000	10/01/2039	3,815,976
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (Caa3/NR)
1,885,000	6.000	10/01/2039	1,889,418

			39,850,617

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – 1.4%
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (NR/NR)
$2,700,000	5.000%	10/01/2045	$ 3,008,094
County of Fairfax Sewer RB Series 2021 A (Aaa/AAA)
20,580,000	4.000	07/15/2051	24,729,393
Farms New Kent Community Development Authority Special Assessment Bond Series 2021 A (NR/NR)(a)
4,995,000	3.750	03/01/2036	5,367,374
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
5,000,000	5.000	01/01/2050	5,914,879
5,000,000	5.000	01/01/2059	5,875,761
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
580,000	4.000	06/01/2041	632,127
940,000	4.000	06/01/2047	1,013,004
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
710,000	4.000	04/01/2045	802,823
880,000	5.000	04/01/2049	1,068,058
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
11,280,000	6.706	06/01/2046	11,850,178
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(f)
236,845,000	0.000	06/01/2047	58,948,684
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)(f)
34,250,000	0.000	06/01/2047	7,992,457
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
1,525,000	3.000	06/01/2041	1,577,338
1,050,000	4.000	06/01/2046	1,188,930
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
1,375,000	5.000	12/31/2047	1,634,666
520,000	5.000	12/31/2052	614,950
26,545,000	5.000	12/31/2056	31,357,269
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (NR/BBB-)(d)
4,250,000	5.000	02/11/2022	4,264,261
3,370,000	5.000	02/11/2022	3,381,050
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(a)(c)(d)
1,000,000	5.000	07/01/2038	1,043,119

			172,264,415

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – 1.1%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
$7,355,000	5.000%	04/01/2030	$ 7,722,255
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (AMT) (A1/A+)
7,000,000	5.000	08/01/2046	8,871,197
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
3,790,000	5.000	08/01/2049	4,625,505
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,125,000	4.000	05/01/2050	1,283,998
Washington State Convention Center Public Facilities District Lodging Tax RB Series 2018 (BAM-TCRS) (Baa3/AA)
1,000,000	4.000	07/01/2058	1,121,870
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
16,450,000	5.000	07/01/2048	19,769,978
37,700,000	4.000	07/01/2058	42,294,491
35,975,000	5.000	07/01/2058	43,145,836
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(a)
1,350,000	5.000	01/01/2049	1,510,280
3,800,000	5.000	01/01/2055	4,230,543

			134,575,953

West Virginia – 0.4%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
955,000	3.000	03/01/2035	958,337
2,685,000	3.000	03/01/2037	2,690,938
2,685,000	3.250	03/01/2041	2,696,432
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(a)
2,725,000	4.125	06/01/2043	3,036,061
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)(a)
1,650,000	4.875	06/01/2043	1,783,728
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(c)(d)
3,250,000	5.000	07/01/2025	3,514,039
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B)(c)
4,850,000	4.125	07/01/2045	5,107,352
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
6,120,000	5.000	01/01/2043	7,386,466
13,000,000	4.125	01/01/2047	14,647,283

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
$1,650,000	5.000%	09/01/2038	$ 2,034,236
1,525,000	5.000	09/01/2039	1,876,925

			45,731,797

Wisconsin – 1.4%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (A2/AA)
900,000	5.000	07/01/2044	1,079,340
2,350,000	4.125	07/01/2049	2,651,748
1,300,000	5.000	07/01/2054	1,546,822
1,600,000	5.000	07/01/2058	1,901,628
Public Finance Authority Charter School RB Series 2021A (NR/NR)(a)
1,250,000	5.000	06/15/2051	1,282,780
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(a)
280,000	4.000	06/15/2029	302,829
385,000	5.000	06/15/2039	425,268
495,000	5.000	06/15/2049	541,749
430,000	5.000	06/15/2054	469,668
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
5,900,000	4.300	11/01/2030	6,557,776
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
760,000	4.000	07/01/2045	854,437
950,000	4.000	07/01/2050	1,064,058
1,185,000	4.000	07/01/2055	1,323,294
1,520,000	4.000	07/01/2059	1,696,411
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(a)
5,650,000	5.000	12/01/2055	6,327,361
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
4,115,000	4.000	07/01/2061	4,449,660
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(a)
1,300,000	5.000	06/15/2054	1,465,829
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (NR/BB-)(a)
520,000	4.000	07/01/2030	561,614
700,000	5.000	07/01/2040	783,337
1,875,000	5.000	07/01/2055	2,065,644
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(a)
300,000	5.000	06/01/2036	334,102
900,000	5.000	06/01/2051	979,436
1,075,000	5.000	06/01/2061	1,162,626

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(a)
$3,100,000	5.250%	03/01/2045	$ 3,565,010
7,110,000	5.250	03/01/2055	8,121,567
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)(a)
9,400,000	4.500	06/01/2056	9,588,032
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(a)
41,995	5.500	12/01/2048	20,997
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(a)
85,207	7.250	12/01/2048	42,603
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(a)
12,925,000	5.625	06/01/2050	12,855,288
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(a)
14,840,000	6.500	06/01/2045	14,615,643
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
2,600,000	5.200	12/01/2037	3,097,290
1,525,000	5.350	12/01/2045	1,809,015
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(a)
4,470,000	6.000	07/01/2031	4,574,339
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(a)
565,000	5.000	04/01/2040	672,839
2,000,000	5.000	04/01/2050	2,349,084
Public Finance Authority RB for The Foundation of The University of North Carolina at Charlotte, Inc. Series 2021 A (NR/NR)(a)
2,825,000	4.000	09/01/2051	3,006,687
1,875,000	4.000	09/01/2056	1,984,402
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,425,000	4.000	01/01/2045	1,631,962
1,900,000	3.000	01/01/2050	2,002,634
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(a)
1,950,000	5.000	06/01/2050	2,149,458
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
12,080,000	4.000	01/01/2052	13,173,488
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(a)
1,450,000	5.000	09/01/2049	1,557,486
1,360,000	5.000	09/01/2054	1,457,781
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(a)
9,950,000	4.500	07/01/2048	10,840,089

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(a)
$3,205,000	6.125%	10/01/2049	$ 3,544,299
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (NR/BB)(a)
1,020,000	5.000	10/01/2034	1,226,267
350,000	5.000	10/01/2039	416,107
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
575,000	5.000	11/15/2044	665,246
765,000	5.000	11/15/2049	882,360
Public Finance Authority Senior RB Series 2021 (AMT) (NR/NR)
4,725,000	4.000	03/31/2056	5,184,096
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (NR/BBB-)
3,250,000	5.250	07/01/2047	3,543,641
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(a)
4,315,000	4.000	07/01/2061	4,599,284
Public Finance Authority Student Housing RB Subordinate Series 2021B (NR/NR)(a)
1,875,000	5.250	07/01/2061	1,927,195
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
385,000	4.000	03/15/2040	438,668
1,115,000	5.000	03/15/2050	1,335,256
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000	3.000	02/01/2042	1,363,872
435,000	4.000	02/01/2045	493,232
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
950,000	4.000	12/01/2051	988,192
950,000	4.000	12/01/2056	983,739

			166,534,565

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
32,340,000	3.625	07/15/2039	34,784,066

TOTAL MUNICIPAL BONDS (Cost $10,616,444,690)			$11,770,306,067

Corporate Bonds – 0.7%
Healthcare – Services – 0.2%
CommonSpirit Health Series (A-/Baa1)
$1,293,000	4.350%	11/01/42	$ 1,483,662
Prime Healthcare Foundation Inc Series (NR/NR)
16,525,000	7.000	12/01/27	18,673,310
Tower Health Series (BB-/NR)
7,080,000	4.451	02/01/50	6,407,400

			26,564,372

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Real Estate – 0.5%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(i)
$12,165,000	9.750%	12/01/39	$ 12,830,061
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(a)(i)
7,500,000	9.750	12/01/39	7,910,025
Brixton Park Improvement Association No. 1 Series (NR/NR)(a)(i)
34,713,000	6.875	12/01/51	34,801,865

			55,541,951

TOTAL CORPORATE BONDS (Cost $77,697,466)			$ 82,106,323

TOTAL INVESTMENTS – 98.0% (Cost $10,694,142,156)			$11,852,412,390

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			244,725,810

NET ASSETS – 100.0%			$12,097,138,200

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Zero coupon bond until next reset date.

(c)	Variable Rate Demand Instruments - rate shown is that which is in effect on December 31, 2021. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	When-issued security.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on December 31, 2021.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CA MTG INS	— Insured by California Mortgage Association
COMWLTH	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
MUN GOVT GTD	— Municipal Government Guaranteed NATL
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
TCRS	— Transferable Custody Receipts
USD	— United States Dollar
WR	— Withdrawn Rating

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(2,406)	03/22/22	$(346,427,068)	$(5,149,682)
U.S. Treasury Ultra Bond	(960)	03/22/22	(185,167,122)	(3,112,878)

Total Futures Contracts				$(8,262,560)

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.942%	JPMorgan Chase Bank NA	03/20/2023	USD 9,000	$84,759	$(54,198)	$138,957
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.942	Bank of America NA	03/20/2023	4,000	37,671	(24,088)	61,759
California State Various Purpose GO Bonds Series 2003, 5.000%, 09/20/2023 (NR/NR)	1.000	1.271	JPMorgan Chase Bank NA	09/20/2023	15,000	190,716	(119,935)	310,651
California State Various Purpose GO Bonds Series 2003, 5.000%, 12/20/2023 (NR/NR)	1.000	1.420	Morgan Stanely Co., Inc.	12/20/2023	10,000	142,001	(55,741)	197,742
Illinois State GO Bonds, Series A, 5.000%, 12/20/2023	1.000	0.410	Morgan Stanely Co., Inc.	12/20/2023	10,000	41,003	(150,883)	191,886

TOTAL						$496,150	$(404,845)	$900,995

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 95.4%
Alabama – 0.5%
County of Jefferson AL Sewer Revenue (NR/NR)(a)
$125,000	0.000%	10/01/2050	$ 129,286
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
200,000	5.750	10/01/2049	236,522
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
125,000	5.000	10/01/2030	146,041
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
200,000	5.500	10/01/2053	220,615
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
30,000	6.500	10/01/2053	34,391
Southeast Energy Authority A Cooperative District RB for Project No. 2 Series 2021 B (A1/NR)(b)(c)
200,000	4.000	12/01/2031	242,400

			1,009,255

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB-)
100,000	4.000	06/01/2050	113,898
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB+)
25,000	0.500	06/01/2031	24,954

			138,852

American Samoa – 0.1%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(d)
100,000	2.470	09/01/2024	100,259
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(d)
100,000	3.720	09/01/2027	100,824

			201,083

Arizona – 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e)
(3M USD LIBOR + 0.81%)
495,000	0.954	01/01/2037	496,501
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
25,000	3.375	07/01/2041	26,994
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
180,000	4.500	01/01/2049	169,540
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (NR/BBB-)
50,000	4.000	07/01/2051	53,300

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
$65,000	4.000%	07/01/2051	$ 72,671
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(d)
25,000	4.000	12/15/2051	26,939
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(d)
265,000	4.000	07/15/2041	291,747
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
250,000	5.000	07/01/2049	303,382
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/BBB+)
100,000	5.000	07/01/2045	121,453
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(d)
75,000	4.000	07/01/2041	84,318
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(d)
50,000	4.000	07/01/2026	50,003
150,000	4.375	07/01/2031	149,973
150,000	5.000	07/01/2044	149,849
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750	07/01/2043	104,739
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
100,000	5.000	05/15/2041	113,502
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
140,000	5.000	11/15/2042	161,414
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
50,000	4.000	02/15/2046	56,256
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(d)
40,000	4.000	07/01/2051	43,393
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(d)
25,000	5.125	10/01/2030	28,716
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
425,000	5.000	12/01/2037	595,482

			3,100,172

Arkansas – 0.1%
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
25,000	4.250	07/01/2041	27,361
25,000	3.500	07/01/2046	25,248
25,000	4.000	07/01/2052	26,648

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
$100,000	3.500%	07/01/2038	$ 101,295
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
50,000	5.000	06/01/2027	59,001

			239,553

California – 10.1%
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA)(f)
200,000	0.000	08/01/2036	137,164
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(c)(e)
(SIFMA Municipal Swap Index Yield + 0.30%)
500,000	0.360	04/01/2027	500,000
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA)(c)(e)
(SIFMA Municipal Swap Index Yield + 0.41%)
350,000	0.470	04/01/2028	349,997
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(d)
150,000	4.000	02/01/2056	157,175
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
50,000	4.000	06/01/2049	56,595
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
50,000	4.000	06/01/2049	57,989
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
25,000	5.000	06/01/2049	30,544
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(f)
250,000	0.000	06/01/2055	62,870
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
75,000	5.000	06/01/2049	90,591
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(f)
400,000	0.000	06/01/2055	50,370
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
50,000	5.000	08/01/2045	60,581
California Health Facilities Financing Authority RB Refunding for Children’s Hospital Los Angeles Obligated Group Series 2017 A (Baa2/BBB+)
250,000	5.000	08/15/2047	296,014
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
100,000	5.000	02/01/2036	119,384

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
$100,000	4.000%	07/01/2041	$ 115,933
California Municipal Finance Authority RB Refunding for Eisenhower Medical Center Series 2017 A (Baa2/NR)
150,000	5.000	07/01/2047	177,903
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
125,000	5.000	12/31/2034	148,973
125,000	5.000	12/31/2035	148,833
75,000	5.000	12/31/2037	89,255
200,000	5.000	12/31/2038	237,966
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(d)
55,000	5.000	06/15/2040	60,200
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(d)
35,000	3.000	10/01/2031	37,728
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 B (NR/BBB-)(d)
25,000	2.250	10/01/2023	25,045
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(d)
365,000	3.000	07/01/2030	383,252
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(d)
260,000	4.000	06/01/2031	286,372
California School Finance Authority RB Refunding Series 2016 (NR/BBB)(d)
125,000	5.000	08/01/2046	139,714
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
125,000	4.000	09/01/2051	140,318
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
50,000	5.000	09/02/2048	59,537
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB-)(d)
50,000	5.250	12/01/2043	60,825
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
375,000	5.500	12/01/2054	423,948
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
200,000	5.000	05/15/2042	235,151

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
$190,000	1.750%	09/01/2029	$ 190,783
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
200,000	4.000	09/01/2050	224,381
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
50,000	4.000	09/01/2041	56,616
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(d)
50,000	4.000	09/01/2036	57,566
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
185,000	4.000	09/01/2033	211,010
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000	09/01/2046	279,598
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
50,000	4.000	09/01/2045	55,483
50,000	4.000	09/01/2051	55,097
City of Fontana Community Facilities District No. 90 Special Tax for Summit at Rosena Phase One Series 2021 (NR/NR)
25,000	4.000	09/01/2041	28,731
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000	09/01/2039	26,498
City of Ontario Community Facilities District No. 53 Special Tax Bonds Series 2021 (NR/NR)
650,000	4.000	09/01/2042	741,611
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
250,000	5.250	04/01/2049	279,870
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
25,000	4.000	09/01/2036	28,478
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000	3.000	09/01/2031	102,888
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
500,000	4.000	09/02/2037	565,908
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	111,839
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
250,000	4.000	09/01/2033	282,680
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000	09/01/2040	28,106

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
$25,000	4.000%	09/01/2050	$ 28,062
City of San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds Series 2021 (NR/NR)
25,000	4.000	09/01/2041	28,714
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(d)
150,000	3.000	08/01/2056	135,584
County of Madera Community Facilities District No. 2017-1 Special Tax Series 2020 (NR/NR)
100,000	4.000	09/01/2040	112,194
Foothill-Eastern Transportation Corridor Agency RB Refunding for Senior Lien Series 2021 A (Baa2/A-)
250,000	4.000	01/15/2046	291,371
Goldan State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
700,000	3.850	06/01/2050	712,005
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(c)
300,000	5.000	06/01/2028	378,177
490,000	5.000	06/01/2022	499,651
125,000	5.250	06/01/2022	127,589
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-2 (NR/NR)(c)
205,000	5.000	06/01/2022	209,038
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC-/NR)(f)
300,000	0.000	06/01/2047	68,337
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)(f)
250,000	0.000	06/01/2036	97,797
Los Angeles Community College District GO Refunding Bonds Series 2020 (Aaa/AA+)
1,000,000	2.106	08/01/2032	979,874
Los Angeles Department of Airports Subordinated RB Refunding Series 2015 C (Aa3/AA-)
275,000	5.000	05/15/2028	315,443
Los Angeles Department of Airports Subordinated RB Refunding Series 2021 B (Aa3/AA-)
225,000	5.000	05/15/2038	295,647
225,000	5.000	05/15/2039	295,047
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (Aa3/AA-)
60,000	5.000	05/15/2030	73,462
Modesto Financing Authority Domestic Project RB 2007F (NATL) (AA-/AA-)(e)
(3M USD LIBOR + 0.63%)
525,000	0.744	09/01/2037	523,453

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Needles Unified School District GO Bonds 2011 B (AGM) (A2/AA)(a)
$865,000	0.000%	08/01/2041	$ 880,292
Palomar Health RB Refunding for Palomar Health Series 2017 (AGM) (A2/AA)
500,000	5.000	11/01/2047	613,450
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)(f)
800,000	0.000	08/01/2031	665,288
50,000	0.000	08/01/2033	39,385
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000	09/01/2034	130,246
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
35,000	4.000	09/01/2046	37,471
Riverside County Transportation Commission Toll Revenue Senior Lien Refunding Bonds 2021 Series B-1 (A/BBB+)
500,000	4.000	06/01/2046	588,703
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500	09/01/2037	24,918
25,000	4.000	09/01/2041	28,494
150,000	4.000	09/01/2050	169,345
Sacramento County Water Financing Authority RB for Water Agency Zones 40 & 41 2007 Water System Project Series 2007 B (NATL) (Aa3/AA-)(e)
(3M USD LIBOR + 0.55%)
700,000	0.664	06/01/2034	697,928
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)(f)
300,000	0.000	07/01/2031	258,825
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 B (A1/A)
400,000	5.000	05/01/2049	493,158
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A1/A)
500,000	4.000	05/01/2050	567,540
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2016 A (ETM) (A1/A)
150,000	5.000	05/01/2022	152,390
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 A (AMT) (A1/A)
200,000	4.000	05/01/2040	233,758
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2020 B (A1/A)
225,000	4.000	05/01/2038	266,759
San Francisco City & County Airport Commission San Francisco International Airport RB Series 2019 A (AMT) (A1/A)
500,000	5.000	05/01/2044	615,095
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
100,000	4.000	08/01/2032	111,604

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 1 Series 2018 B (Aa1/AA+)
$100,000	4.000%	08/01/2044	$ 118,069
200,000	4.000	08/01/2050	233,997
Santa Monica-Malibu Unified School District GO Bonds for School Facilities Improvement Discrict No. 2 Series 2018 B (Aa1/AA+)
250,000	4.000	08/01/2050	292,496
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
100,000	4.000	09/01/2050	111,392
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (NR/BBB-)
75,000	4.000	06/01/2049	85,277
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-2 (NR/NR)(f)
300,000	0.000	06/01/2060	74,055
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
50,000	2.500	09/02/2046	49,735
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
25,000	5.000	09/01/2047	28,269

			20,806,754

Colorado – 3.6%
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350	12/01/2050	135,225
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875	12/15/2050	103,039
City of Denver Airport System Subordinate RB Series 2018A (AMT) (A/A+)
150,000	5.000	12/01/2035	184,604
1,120,000	5.000	12/01/2048	1,362,145
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
100,000	4.000	10/01/2056	105,703
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
200,000	4.000	09/01/2045	232,815
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
100,000	4.000	11/15/2043	117,239
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
400,000	4.000	08/01/2039	465,594
1,000,000	4.000	08/01/2044	1,148,224

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
$100,000	4.000%	01/01/2036	$ 118,136
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A2/A)
250,000	5.000	12/01/2038	306,317
75,000	5.250	12/01/2048	92,433
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
100,000	5.000	10/01/2032	105,593
Denver Health & Hospital Authority RB Refunding Series 2019 A (NR/BBB)
500,000	5.000	12/01/2033	629,629
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(f)
20,000	0.000	09/01/2034	15,801
E-470 Public Highway Authority RB Series 2004 B (NATL) (A2/A)(f)
110,000	0.000	09/01/2030	95,855
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
500,000	4.000	12/01/2041	514,452
Regional Transportation District RB Refunding for Denver Transit Partners LLC Series 2020 A (Baa1/NR)
20,000	5.000	01/15/2027	23,806
15,000	5.000	07/15/2027	18,072
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
915,000	5.250	12/01/2051	923,067
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
65,000	5.000	12/01/2026	76,614
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
575,000	3.375	12/01/2030	627,311

			7,401,674

Connecticut – 0.3%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
25,000	5.500	08/01/2029	31,431
South Central Connecticut Regional Authority Water System RB 36 Series A-1 (AA-/NR)
200,000	4.000	08/01/2038	242,466
State of Connecticut Health & Educational Facilities Authority RB Series E (NR/BBB) (NR/NR)
230,000	4.000	07/01/2041	256,575
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(d)
100,000	4.000	04/01/2041	105,952

			636,424

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – 0.1%
Delaware Economic Development Authority Charter Schools RB Series 2021 (BBB+/NR)
$75,000	4.000%	09/01/2041	$ 86,995
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
100,000	4.000	07/01/2030	111,171

			198,166

District of Columbia – 1.1%
District of Columbia RB Refunding for KIPP DC Obligated Group Series 2017 B (NR/BBB+)
125,000	5.000	07/01/2037	147,659
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A3/A-)
125,000	6.500	05/15/2033	137,034
Metropolitan Washington Airport Authority Revenue & Refunding Bonds Series 2018A (AMT) (A+/AA-)
1,500,000	5.000	10/01/2043	1,824,349
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
125,000	3.000	10/01/2050	131,102

			2,240,144

Florida – 12.1%
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2031	105,062
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000	05/01/2051	527,057
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)(g)
250,000	4.000	10/01/2046	268,357
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
55,000	3.750	05/01/2029	59,000
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(d)
55,000	3.200	05/01/2041	55,308
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(d)
25,000	2.500	05/01/2026	25,057
50,000	3.200	05/01/2041	50,240
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
150,000	2.375	05/01/2026	150,723
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125	05/01/2041	25,063
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
60,000	3.625	06/01/2024	61,487

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
$560,000	2.875%	05/01/2031	$ 562,402
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(d)
200,000	3.000	05/01/2031	203,585
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
40,000	6.000	11/01/2027	46,055
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	12/15/2040	104,472
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125	05/01/2031	511,937
Capital Trust Agency Student Housing RB for American Eagle Obligated Group Series 2018 A-1 (NR/NR)*
95,000	5.875	07/01/2054	82,650
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
625,000	5.250	12/01/2058	710,884
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(d)
100,000	4.000	07/01/2051	108,207
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
200,000	4.000	08/01/2030	224,017
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
100,000	4.000	12/01/2028	108,574
100,000	5.250	12/01/2043	115,086
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
235,000	2.750	05/01/2031	234,803
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
30,000	4.250	05/01/2037	32,672
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350	05/01/2041	101,521
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(d)
100,000	3.375	05/01/2041	101,277
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(d)
100,000	3.700	05/01/2040	104,924
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	2.400	05/01/2026	200,725
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(d)
100,000	4.000	10/01/2041	108,157

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
$145,000	4.000%	11/01/2039	$ 167,441
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
125,000	3.250	09/01/2025	132,987
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
200,000	5.000	07/01/2050	248,100
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000	05/01/2031	178,963
175,000	3.000	05/01/2035	177,894
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
100,000	3.500	12/15/2029	106,289
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.125	05/01/2030	177,059
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
40,000	5.000	09/01/2035	50,651
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(d)
190,000	2.700	05/01/2025	192,724
310,000	3.125	05/01/2030	322,305
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(d)
100,000	2.625	05/01/2025	101,062
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
400,000	3.750	05/01/2040	412,113
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
50,000	3.375	05/01/2041	50,807
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	3.300	05/01/2041	50,601
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000	05/01/2040	106,492
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600	05/01/2041	134,689
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(d)
135,000	4.000	05/01/2040	144,670
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
265,000	2.125	05/01/2026	265,471
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR)
100,000	3.400	11/01/2041	101,587

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB+)
$1,075,000	4.000%	08/15/2045	$ 1,207,626
100,000	4.000	08/15/2050	111,829
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500	05/01/2041	703,651
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
100,000	5.000	11/01/2039	112,286
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
195,000	5.000	05/01/2035	229,307
Florida Development Finance Corp Surface Transportation Facility RB Series 2019A (NR/NR)(b)(c)(d)
100,000	6.375	01/01/2026	102,319
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	06/01/2030	107,907
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	5.125	06/01/2040	116,994
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(d)
100,000	1.750	06/01/2026	99,831
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
100,000	4.000	06/01/2030	106,389
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(d)
100,000	7.375	01/01/2049	109,154
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(d)
100,000	4.000	06/30/2041	108,434
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
100,000	5.000	04/01/2028	123,186
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
150,000	5.000	03/01/2047	173,602
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
110,000	3.700	11/01/2029	118,244
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	2.950	05/01/2031	50,330
75,000	3.350	05/01/2041	75,654
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000	4.000	05/01/2030	106,572

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
$35,000	3.750%	11/01/2024	$ 36,034
50,000	4.750	11/01/2039	55,594
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	11/01/2041	60,797
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750	05/01/2041	729,119
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
50,000	5.000	11/15/2036	52,173
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
100,000	3.500	11/01/2030	105,964
50,000	4.375	11/01/2049	54,162
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
125,000	3.450	05/01/2041	127,094
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
60,000	3.000	05/01/2036	65,272
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
80,000	2.875	05/01/2025	81,377
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
95,000	5.000	11/01/2048	107,127
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(d)
25,000	3.500	05/01/2031	26,288
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
180,000	2.375	05/01/2026	180,196
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
125,000	3.000	05/01/2037	125,919
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125	05/01/2041	100,400
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	104,256
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700	05/01/2031	99,998
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600	06/15/2041	51,495
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400	05/01/2030	89,834

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
$100,000	3.200%	05/01/2030	$ 104,427
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(d)
200,000	2.500	05/01/2025	202,651
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250	05/01/2029	130,274
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(d)
100,000	4.000	05/01/2049	105,746
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
60,000	2.000	05/01/2028	62,694
70,000	2.000	05/01/2029	72,643
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
185,000	2.300	05/01/2026	184,924
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
100,000	4.750	11/01/2048	108,309
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	81,408
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
195,000	3.125	05/01/2025	198,949
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
75,000	3.250	05/01/2031	75,127
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
50,000	3.450	05/01/2041	50,757
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	3.250	05/01/2041	161,667
Miami RB Refunding for Miami Tunnel Project Series 2012 (Aa3/NR)(d)
200,000	5.000	03/01/2030	210,496
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA)
100,000	4.000	10/01/2038	116,074
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
100,000	3.250	05/01/2032	101,668
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500	05/01/2041	102,318
100,000	4.000	05/01/2051	104,350

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$100,000	3.500%	05/01/2041	$ 102,073
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	3.375	11/01/2041	201,662
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	05/01/2040	103,340
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
200,000	2.375	11/01/2026	199,850
330,000	2.875	11/01/2031	329,712
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)(g)
175,000	4.000	06/01/2041	182,359
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
45,000	3.250	05/01/2024	45,856
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
100,000	4.000	05/01/2036	109,919
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.150	11/01/2041	49,925
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750	05/01/2040	163,036
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
100,000	3.550	05/01/2041	101,667
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
200,000	4.000	12/15/2051	211,265
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000	2.625	05/01/2034	216,414
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
100,000	2.750	05/01/2025	101,461
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	129,831
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	105,286
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
250,000	3.000	05/01/2031	254,816
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
50,000	2.200	12/15/2026	50,058

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$100,000	2.450%	11/01/2026	$ 100,575
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000	2.625	05/01/2040	102,702
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
85,000	3.300	11/01/2041	86,500
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(d)
75,000	2.625	05/01/2025	76,019
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.750	05/01/2031	106,517
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750	05/01/2040	51,514
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
235,000	4.000	05/01/2052	244,271
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500	05/01/2041	203,487
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250	06/15/2041	25,305
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
25,000	4.000	11/01/2031	27,706
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
100,000	4.000	12/15/2036	110,652
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
150,000	4.000	08/01/2055	168,514
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
360,000	3.000	05/01/2031	361,180
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
50,000	3.500	06/15/2041	51,461
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(d)
25,000	3.000	11/01/2032	25,334
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(d)
50,000	3.300	11/01/2041	50,958
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	55,365

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(d)
$25,000	2.875%	06/15/2031	$ 25,219
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(d)
60,000	3.750	06/15/2029	64,146
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	3.450	05/01/2041	76,137
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	83,847
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
130,000	2.500	05/01/2025	131,763
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000	4.000	05/01/2033	52,677
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375	05/01/2041	51,249
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
50,000	3.300	12/15/2041	50,764
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
140,000	2.500	05/01/2026	141,088
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(d)
75,000	3.625	05/01/2040	77,672
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700	05/01/2031	539,105
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(d)
100,000	3.250	05/01/2030	103,145
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
290,000	2.375	11/01/2026	289,607
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
40,000	2.500	11/01/2026	40,365
50,000	3.000	11/01/2031	50,951
40,000	3.500	11/01/2041	41,037
50,000	4.000	11/01/2050	52,700
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375	11/01/2030	105,261
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
85,000	3.375	05/01/2045	93,213

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
$250,000	3.625%	05/01/2041	$ 256,974
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(d)
25,000	3.600	05/01/2041	25,841
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	52,615
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750	05/01/2037	107,031
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
75,000	2.625	05/01/2024	76,370
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(d)
50,000	1.875	05/01/2025	50,599
50,000	2.625	05/01/2030	52,226
50,000	3.000	05/01/2035	52,258
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	2.550	05/01/2031	50,692
100,000	2.850	05/01/2036	101,389
100,000	3.000	05/01/2041	101,380
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750	05/01/2040	104,959
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
125,000	4.000	05/01/2040	133,920
100,000	4.000	05/01/2051	105,496
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	2.400	05/01/2026	25,104
25,000	3.000	05/01/2031	25,286
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	55,563
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	05/01/2041	61,488
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
100,000	3.500	05/01/2041	102,480
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250	05/01/2041	100,317
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
150,000	4.250	06/15/2039	163,419

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Willow Walk Community Development District Special Assessment Series 2017 (NR/NR)
$50,000	3.500%	05/01/2023	$ 50,750
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	2.400	05/01/2026	50,082
50,000	2.950	05/01/2031	50,131
75,000	3.350	05/01/2041	75,416
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700	05/01/2040	104,819
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375	05/01/2041	25,175

			25,040,419

Georgia – 0.9%
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
35,000	2.375	01/01/2031	36,487
50,000	4.000	01/01/2036	57,721
80,000	4.000	01/01/2054	90,715
Main Street Natural Gas Gas Supply RB Series 2021A (NR/AA-)(b)(c)
1,000,000	4.000	09/01/2027	1,155,717
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
75,000	5.000	05/15/2049	112,318
Main Street Natural Gas, Inc. Gas Supply RB Series 2021 C (A3/NR)(b)(c)
250,000	4.000	12/01/2028	293,384
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
150,000	4.000	06/01/2045	172,245

			1,918,587

Guam – 0.5%
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
50,000	4.460	10/01/2043	51,946
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
25,000	3.625	02/01/2025	26,115
60,000	4.250	02/01/2030	66,686
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (BB/NR)
5,000	5.000	11/15/2022	5,195
Guam Government Business Privilege Tax Revenue Refunding Bonds 2015D (NR/NR)
65,000	5.000	11/15/2022	67,652
Guam Government RB Refunding Series 2021 E (Ba1/NR)
275,000	3.250	11/15/2026	278,422
Guam Government RB Refunding Series 2021 F (Ba1/NR)
100,000	5.000	01/01/2029	122,647

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Government RB Refunding Series 2021 F (Ba1/NR) – (continued)
$150,000	4.000%	01/01/2042	$ 169,061
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
120,000	5.000	01/01/2050	146,755
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
75,000	5.000	07/01/2037	87,388
Territory of Guam (NR/NR)
30,000	5.000	01/01/2029	30,000
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
50,000	5.000	11/01/2035	63,169

			1,115,036

Hawaii – 0.6%
State of Hawaii Airports System RB Refunding Series 2018 D (A1/A+)
1,000,000	5.000	07/01/2034	1,289,531

Idaho – 0.1%
City of Boise Airport RB Refunding for Public Parking Facilities Project Series 2021 A (A1/NR)
155,000	5.000	09/01/2046	200,557

Illinois – 12.8%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
25,000	4.000	10/01/2043	29,284
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
175,000	0.000	12/01/2027	160,735
220,000	0.000	12/01/2030	186,157
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
245,000	0.000	12/01/2029	213,308
215,000	0.000	12/01/2030	181,926
Chicago Illinois Board of Education GO Bonds Series 2021 A (NR/BB)
850,000	5.000	12/01/2039	1,056,145
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
100,000	0.000	12/01/2031	82,269
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
30,000	5.500	12/01/2026	35,993
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
295,000	0.000	12/01/2025	282,543
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
150,000	5.250	12/01/2035	165,867
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
500,000	6.038	12/01/2029	571,456

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
$100,000	7.000%	12/01/2044	$ 120,251
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
100,000	6.500	12/01/2046	122,563
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
500,000	5.000	12/01/2025	579,869
455,000	5.000	12/01/2026	542,521
200,000	5.000	12/01/2028	249,955
100,000	5.000	12/01/2031	123,406
100,000	5.000	12/01/2032	123,199
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
200,000	5.000	12/01/2028	249,955
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds Series 2018 C (NR/BB)
375,000	5.000	12/01/2025	432,047
Chicago Illinois GO Bonds Project Series 2011 A (Ba1/BBB+)(c)
530,000	5.250	01/10/2022	530,448
60,000	5.000	01/10/2022	60,048
Chicago Illinois GO Bonds Project Series 2012 A (Ba1/BBB+)(c)
75,000	5.000	01/10/2022	75,060
100,000	5.000	01/10/2022	100,081
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
875,000	6.000	01/01/2038	1,065,726
Chicago Illinois GO Refunding Bonds Series 2020 A (NR/BBB+)
600,000	5.000	01/01/2032	736,938
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A)
55,000	5.000	01/01/2037	63,692
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A)
910,000	5.250	01/01/2035	1,096,875
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (NR/A)
570,000	5.000	01/01/2039	638,130
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (Baa2/A)
55,000	5.000	11/01/2042	56,886
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
35,000	3.750	07/01/2041	35,657
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (Ba1/WR/BBB+)
200,000	5.500	01/01/2037	226,880
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
50,000	5.000	01/01/2027	58,934
50,000	5.000	01/01/2028	60,121

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
$301,000	4.000%	01/01/2028	$ 344,710
826,000	4.000	01/01/2049	937,076
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
250,000	5.000	01/01/2044	298,290
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(d)
100,000	6.125	04/01/2049	116,424
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
305,000	5.000	10/01/2033	388,819
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
200,000	5.000	09/01/2046	233,647
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
50,000	4.000	11/01/2051	57,296
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
25,000	5.000	05/15/2041	29,442
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/AA-)
100,000	4.000	01/01/2038	117,619
Illinois State GO Bonds Pension Funding Series 2003 (Baa2/BBB)
155,000	5.100	06/01/2033	179,162
Illinois State GO Bonds Series 2016 (BAM-TCRS) (NR/AA)
100,000	4.000	06/01/2041	111,300
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
35,000	4.500	12/01/2041	39,996
Illinois State GO Bonds Series 2017 C (Baa2/BBB)
400,000	5.000	11/01/2029	480,522
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
1,000,000	5.000	11/01/2027	1,210,338
600,000	5.000	11/01/2028	722,269
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
750,000	5.000	05/01/2032	910,837
500,000	5.000	05/01/2042	595,565
Illinois State GO Bonds Series 2019 B (Baa2/BBB)
700,000	4.000	11/01/2038	803,648
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,000,000	5.500	05/01/2030	1,307,479
50,000	5.500	05/01/2039	63,885
290,000	5.750	05/01/2045	371,476
Illinois State GO Bonds Series 2020 C (Baa2/BBB)
1,000,000	4.000	10/01/2041	1,151,422
175,000	4.250	10/01/2045	203,686
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
375,000	5.000	10/01/2031	458,375
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (NR/BBB+)
260,000	5.000	06/15/2022	265,509

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(f)
$135,000	0.000%	12/15/2032	$ 107,185
200,000	0.000	12/15/2034	150,109
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2012 B (ST APPROP) (NR/BBB+)
370,000	5.000	12/15/2028	377,815
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)(f)
35,000	0.000	12/15/2054	13,039
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2020 A (NR/BBB+)
65,000	4.000	06/15/2050	72,984
785,000	5.000	06/15/2050	942,022
Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/AA-)
1,000,000	5.000	01/01/2043	1,229,034
State of Illinois GO Bonds Series 2016 (BBB/Baa2)
1,000,000	4.000	06/01/2033	1,106,698
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
580,000	4.250	12/01/2040	655,805
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
30,000	3.250	11/01/2026	33,133

			26,401,541

Indiana – 0.3%
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-)(b)(c)
35,000	2.100	11/01/2026	36,546
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2010 A (Ba1/NR)
100,000	3.000	11/01/2030	106,400
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
50,000	2.520	11/15/2026	49,314
50,000	2.920	11/15/2027	49,360
50,000	3.210	11/15/2028	49,458
50,000	3.260	11/15/2029	49,551
50,000	3.300	11/15/2030	49,692
Indiana Municipal Power Agency RB Refunding Series 2016 A (A1/A+)
160,000	5.000	01/01/2042	188,667
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
50,000	4.000	09/01/2031	59,638

			638,626

Iowa – 0.2%
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-2 (NR/NR)(f)
2,375,000	0.000	06/01/2065	442,469

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kansas – 0.0%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
$50,000	4.000%	06/01/2036	$ 55,158

Kentucky – 0.7%
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
150,000	2.125	10/01/2034	154,822
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
150,000	2.000	02/01/2032	154,090
County of Trimble RB for Louisville Gas and Electric Co. Series 2016 A (AMT) (A1/A/A-2) (PUTABLE)(b)(c)(h)
250,000	1.300	09/01/2027	252,179
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
100,000	4.000	03/01/2046	113,863
90,000	4.000	03/01/2049	102,212
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
75,000	4.000	06/01/2045	82,844
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
40,000	4.000	11/01/2046	47,816
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
100,000	4.000	10/01/2040	115,230
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
500,000	2.000	10/01/2033	507,362

			1,530,418

Louisiana – 1.0%
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875	06/01/2031	692,716
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(d)
250,000	5.000	04/01/2035	281,988
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (Baa2/BBB)
125,000	3.500	11/01/2032	136,915
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
100,000	4.000	10/01/2039	116,419
100,000	4.000	10/01/2041	115,927
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(d)
100,000	4.000	06/01/2041	103,679
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(d)
100,000	4.000	06/01/2041	103,679

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
$200,000	5.000%	01/01/2048	$ 234,040
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (Baa3/BBB-) (PUTABLE)(b)(c)(h)
250,000	2.125	07/01/2024	257,842

			2,043,205

Maine – 0.4%
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
400,000	4.000	07/01/2045	465,155
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
300,000	5.000	07/01/2034	396,126

			861,281

Maryland – 1.4%
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
50,000	4.000	01/01/2040	57,417
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
250,000	4.000	01/01/2039	289,753
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
95,000	4.000	07/01/2040	106,831
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
200,000	3.997	04/01/2034	212,030
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
850,000	5.500	01/01/2046	1,017,958
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
865,000	4.000	01/01/2038	1,012,247
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (NR/BBB-)
100,000	4.000	06/01/2046	114,590

			2,810,826

Massachusetts – 0.3%
Massachusetts Development Finance Agency RB for Merrimack College Series 2021 B (NR/BBB-)
55,000	4.000	07/01/2050	62,693
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(d)
120,000	5.000	07/15/2023	127,106
Massachusetts Port Authority RB Series 2019-C (AMT) (AA-/AA)
375,000	5.000	07/01/2034	468,108

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e)
	(3M USD LIBOR + 0.57%)
$30,000	0.658%	05/01/2037	$ 30,157

			688,064

Michigan – 2.1%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(b)
1,515,000	4.000	04/01/2044	1,442,265
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
205,000	5.500	04/01/2045	254,637
205,000	5.500	04/01/2050	253,510
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
20,000	5.000	04/01/2030	24,664
15,000	5.000	04/01/2032	18,665
20,000	5.000	04/01/2034	24,794
35,000	5.000	04/01/2036	43,201
25,000	5.000	04/01/2038	30,733
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
50,000	1.817	04/01/2022	50,054
50,000	2.711	04/01/2026	49,793
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
250,000	5.000	07/01/2048	273,856
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(b)
400,000	4.000	04/01/2044	380,796
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
100,000	5.000	05/15/2037	116,425
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)(g)
25,000	4.000	11/15/2031	27,650
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
100,000	5.000	11/15/2048	123,735
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
220,000	4.000	02/15/2047	253,573
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
325,000	3.267	06/01/2039	343,663
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
75,000	5.000	06/01/2049	90,321
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(f)
2,000,000	0.000	06/01/2065	269,422
Star International Academy RB Refunding Series 2020 (NR/BBB)
100,000	5.000	03/01/2030	115,991
100,000	5.000	03/01/2033	115,122

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Universal Academy RB Refunding Series 2021 (NR/BBB-)
$50,000	4.000%	12/01/2031	$ 56,199

			4,359,069

Minnesota – 1.3%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
75,000	4.000	07/01/2031	85,941
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
100,000	4.250	02/15/2048	113,732
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)(g)
380,000	4.000	06/15/2037	441,838
390,000	4.000	06/15/2038	452,558
250,000	4.000	06/15/2039	289,455
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
100,000	4.000	07/01/2031	108,884
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
25,000	4.000	03/01/2032	26,418
State of Minnesota GO Various Purpose Bonds Series 2021A (AAA/AAA)
1,010,000	4.000	09/01/2035	1,261,847

			2,780,673

Mississippi – 0.3%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (Baa3/BBB+)
20,000	2.500	04/01/2022	20,088
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
200,000	2.375	06/01/2044	192,378
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(d)
100,000	5.000	10/01/2033	119,431
200,000	4.000	10/01/2041	215,787
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)(b)(c)(h)
75,000	1.600	06/16/2025	77,319

			625,003

Missouri – 0.3%
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
50,000	4.000	03/01/2041	57,131
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
25,000	3.500	11/01/2040	25,196
25,000	4.250	11/01/2050	25,264

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
$25,000	4.000%	08/01/2036	$ 29,552
25,000	4.000	08/01/2041	29,148
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
175,000	4.000	02/15/2049	198,526
Missouri Health & Educational Facilities Authority RB Refunding for Southeast Missouri State University Series 2019 (NR/A)
75,000	4.000	10/01/2035	86,859
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
25,000	3.000	05/01/2030	25,332
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
100,000	5.000	04/01/2048	117,066

			594,074

Nebraska – 0.0%
Central Plans Energy Project Gas Supply Revenue Refunding Bonds Series 2019 (NR/AA-)(b)(c)
25,000	4.000	08/01/2025	27,753

Nevada – 0.9%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
50,000	3.125	06/01/2051	50,473
Clark County LT GO Stadium Improvement Bonds Series 2018A (AA+/NR)
500,000	5.000	05/01/2048	603,049
County of Clark Department of Aviation RB Refunding for Jet Aviation Fuel Tax Series 2013 A (AMT) (A1/A)
150,000	5.000	07/01/2026	156,728
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
300,000	5.000	07/01/2037	364,813
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
460,000	4.000	07/01/2049	516,774
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000	07/01/2040	116,797

			1,808,634

New Hampshire – 0.4%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/NR)
500,000	3.000	08/15/2046	526,981
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
225,000	4.000	01/01/2041	245,215
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-) (PUTABLE)(b)(c)(h)
40,000	2.800	10/02/2023	41,330

			813,526

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – 4.1%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
$40,000	5.000%	03/01/2032	$ 47,696
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (A2/AA)
125,000	4.000	07/01/2047	147,671
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (A1/AA)
25,000	4.000	08/01/2046	29,747
50,000	4.000	08/01/2051	59,203
New Jersey Economic Development Authority Motor Vehicle Surcharges RB Refunding Subordinate Series 2017 A (Baa3/BB+)
100,000	4.000	07/01/2032	112,376
New Jersey Economic Development Authority RB Series 1997 A (NATL) (Baa1/BBB)
50,000	7.425	02/15/2029	62,842
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
100,000	4.000	06/15/2046	114,637
450,000	4.000	06/15/2050	513,888
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (Ba3/B+)
200,000	5.250	09/15/2029	206,814
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (Ba3/B+)
100,000	5.625	11/15/2030	109,704
New Jersey Economic Development Authority Transit Project Bonds 2020 Series A (BBB/BBB+)
1,455,000	4.000	11/01/2038	1,678,533
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
25,000	5.000	07/01/2035	31,479
100,000	5.000	07/01/2045	123,211
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
215,000	5.000	12/15/2033	264,911
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (Baa1/BBB)(f)
1,000,000	0.000	12/15/2035	734,387
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f)
200,000	0.000	12/15/2026	187,479
120,000	0.000	12/15/2032	96,105
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (Baa1/BBB)
125,000	4.000	06/15/2029	127,082
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
20,000	5.000	06/15/2046	22,547

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A2/AA)(f)
$1,000,000	0.000%	12/15/2032	$ 815,775
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(f)
190,000	0.000	12/15/2027	174,980
240,000	0.000	12/15/2030	205,052
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(f)
155,000	0.000	12/15/2033	120,758
235,000	0.000	12/15/2038	156,616
40,000	0.000	12/15/2039	25,770
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
90,000	4.000	12/15/2031	105,504
140,000	5.000	12/15/2032	172,736
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
175,000	5.000	06/15/2038	221,211
275,000	3.000	06/15/2050	285,881
200,000	4.000	06/15/2050	228,395
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
400,000	3.500	06/15/2046	428,862
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)(f)
110,000	0.000	12/15/2032	88,096
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
20,000	5.000	01/01/2037	23,537
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (A3/BBB+)
225,000	4.000	06/01/2032	280,877
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
250,000	5.000	06/01/2046	291,134
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(d)
200,000	6.750	12/01/2041	209,402

			8,504,898

New Mexico – 0.2%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
400,000	1.800	04/01/2029	404,754

New York – 10.9%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
125,000	1.625	11/01/2025	128,829
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
110,000	4.000	06/15/2029	126,413

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(d)
$100,000	5.000%	12/01/2041	$ 115,048
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	06/15/2041	110,599
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(d)
100,000	4.000	06/15/2027	99,751
City of Poughkeepsie GO Bonds Series 2021 (NR/NR)
25,000	2.500	04/29/2022	25,121
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(d)
100,000	5.000	07/01/2040	121,063
100,000	5.000	07/01/2051	119,019
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(d)(f)
800,000	0.000	06/01/2060	44,742
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
1,415,000	5.250	11/15/2056	1,630,978
Metropolitan Transportation Authority RB Green Bond Series 2020 A-1 (A3/BBB+)
355,000	5.000	11/15/2047	431,725
50,000	5.000	11/15/2049	60,726
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
375,000	4.750	11/15/2045	449,295
75,000	5.000	11/15/2050	91,025
225,000	5.250	11/15/2055	277,546
Metropolitan Transportation Authority RB Green Bond Series 2020 D-1 (A3/BBB+)
100,000	5.000	11/15/2044	123,432
Metropolitan Transportation Authority RB Green Bond Series 2020 D-2 (A3/BBB+)
275,000	4.000	11/15/2047	313,208
200,000	4.000	11/15/2048	227,609
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
200,000	4.000	11/15/2049	227,291
185,000	4.000	11/15/2050	210,085
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
100,000	5.000	11/15/2028	124,079
100,000	5.000	11/15/2029	126,129
100,000	5.000	11/15/2030	128,321
Metropolitan Transportation Authority RB Refunding Series 2015 D-1 (A3/BBB+)
175,000	5.000	11/15/2033	199,242
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
175,000	5.250	11/15/2031	206,603

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/BBB+)
$250,000	5.000%	11/15/2032	$ 300,852
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
200,000	5.250	11/15/2028	232,389
Metropolitan Transportation Authority RB Series 2012 B (A3/BBB+)
200,000	4.000	11/15/2029	205,661
Metropolitan Transportation Authority RB Series 2013 B (A3/BBB+)
100,000	5.000	11/15/2022	103,992
Metropolitan Transportation Authority RB Series 2019 D-1 (MIG2/SP-2)
500,000	5.000	09/01/2022	515,540
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(f)
2,255,000	0.000	06/01/2060	179,003
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
275,000	3.000	01/01/2046	289,437
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
75,000	3.000	03/01/2036	81,271
50,000	4.000	03/01/2045	57,772
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
50,000	4.000	03/01/2045	56,794
New York City Water & Sewer System RB for Second General Resolution Series 2018 BB (Aa1/AA+)
200,000	5.000	06/15/2046	240,718
New York City Water & Sewer System RB Series 2021 A Subseries 2021 AA-1 (Aa1/AA+)
200,000	3.000	06/15/2051	213,412
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(f)
3,500,000	0.000	06/01/2060	239,729
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
100,000	3.500	02/15/2048	102,840
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(d)
550,000	5.000	11/15/2044	602,456
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
500,000	4.000	03/15/2043	601,380
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
200,000	4.000	07/01/2035	228,275
225,000	4.000	07/01/2040	254,412
New York State Dormitory Authority RB for NYU Langone Hospitals Obligated Group Series 2020 A (A3/A)
650,000	4.000	07/01/2050	756,165
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
100,000	4.000	07/01/2031	115,283

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
$200,000	5.000%	07/01/2035	$ 236,843
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
250,000	4.000	09/01/2037	290,003
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
200,000	4.000	07/01/2048	234,371
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa2/NR)
100,000	3.000	03/15/2038	108,788
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(b)(c)
250,000	2.750	09/02/2025	258,254
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(b)(c)
150,000	1.100	05/01/2027	150,003
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
25,000	5.000	01/01/2023	26,109
150,000	5.000	01/01/2027	179,039
200,000	5.000	01/01/2028	244,380
45,000	5.000	01/01/2029	54,656
200,000	5.000	01/01/2030	241,501
25,000	5.000	01/01/2031	30,066
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
130,000	4.000	10/01/2030	151,799
145,000	5.000	10/01/2035	179,856
460,000	5.000	10/01/2040	565,417
265,000	4.375	10/01/2045	306,429
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
25,000	2.500	10/31/2031	26,394
25,000	4.000	10/31/2034	29,623
135,000	4.000	10/31/2041	157,315
125,000	4.000	10/31/2046	143,958
New York Transportation Development Corp. RB Refunding for American Airlines, Inc. Series 2021 (AMT) (NR/NR)
300,000	3.000	08/01/2031	326,294
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
490,000	5.000	12/01/2026	580,892
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
25,000	5.000	12/01/2034	31,846
25,000	5.000	12/01/2035	31,804
75,000	5.000	12/01/2036	95,266
50,000	5.000	12/01/2037	63,371
95,000	5.000	12/01/2038	120,196
125,000	4.000	12/01/2040	145,119

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
$480,000	5.000%	07/01/2041	$ 527,425
1,340,000	5.250	01/01/2050	1,478,492
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
210,000	5.250	08/01/2031	250,742
15,000	5.375	08/01/2036	18,890
New York Transportation Development Corp. Special Facility RB Refunding for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
100,000	5.000	07/01/2046	109,770
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
135,000	3.000	07/01/2044	133,464
Port Authority of New York & New Jersey Consolidated RB Refunding Series 197 (AMT) (Aa3/A+)
685,000	5.000	11/15/2041	802,237
Port Authority of New York & New Jersey Consolidated RB Refunding Series 223 (AMT) (Aa3/A+)
500,000	4.000	07/15/2051	578,882
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (Aa3/A+)
130,000	5.000	09/01/2034	161,732
Port Authority of New York & New Jersey RB Refunding Series 205th (Aa3/A+)
175,000	5.250	05/15/2042	217,153
50,000	5.000	11/15/2042	61,015
Port Authority of New York & New Jersey RB Series Two Hundred and Fourteen (AMT) (Aa3/A+)
225,000	4.000	09/01/2043	260,732
State of New York GO Refunding Bonds Series 2021 B (Aa2/AA+)
450,000	1.250	03/15/2027	444,363
35,000	1.450	03/15/2028	34,692
State of New York GO Taxable Refunding Bonds Series 2019B (AA+/AA+)
1,000,000	2.260	02/15/2026	1,036,777
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
200,000	4.000	06/01/2050	230,441

			22,451,659

North Carolina – 0.5%
City of Charlotte Airport Special Facilities RB Refunding Series 2021 A (Aa3/NR)
285,000	3.000	07/01/2046	305,220
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB) (PUTABLE)(b)(c)(h)
75,000	1.375	06/16/2025	77,005

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
$50,000	4.000%	09/01/2041	$ 57,077
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000	03/01/2036	82,993
100,000	4.000	03/01/2051	108,287
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
50,000	4.000	09/01/2041	56,607
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (NR/AA)
225,000	5.000	01/01/2035	281,663

			968,852

Ohio – 2.0%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
50,000	4.000	06/01/2039	58,123
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
1,155,000	5.000	06/01/2055	1,341,316
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(f)
1,800,000	0.000	06/01/2057	297,925
County Of Franklin Healthcare Facilities Refunding Rb Series 2022 (NR/BBB) (NR/NR)(g)
200,000	4.000	07/01/2040	220,022
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
100,000	5.250	11/15/2040	114,181
County of Miami Ohio Hospital Facilities Improvement RB Kettering Health Network Series 2019 (A2/A+)
375,000	5.000	08/01/2049	456,736
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
20,000	5.000	02/15/2042	23,423
20,000	5.500	02/15/2057	23,794
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
150,000	2.000	12/01/2031	151,554
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750	12/01/2038	176,798
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
175,000	5.000	12/01/2035	203,281
125,000	5.000	12/01/2051	141,265
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
100,000	5.000	01/15/2045	120,179

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
$100,000	5.000%	12/01/2042	$ 116,242
100,000	5.000	12/01/2045	115,629
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(b)(c)
100,000	4.375	06/15/2026	99,998
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(d)
100,000	4.250	12/01/2050	101,493
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(d)
100,000	6.500	12/01/2030	115,504
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
175,000	4.000	01/01/2038	198,082

			4,075,545

Oklahoma – 0.3%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
35,000	5.000	08/15/2038	42,369
425,000	5.500	08/15/2057	524,135
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(b)(c)
100,000	5.000	06/01/2025	111,599

			678,103

Oregon – 0.1%
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
175,000	4.000	08/15/2050	203,054
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
25,000	1.750	11/15/2026	25,022
25,000	5.000	11/15/2036	29,798

			257,874

Pennsylvania – 2.0%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A2/NR)
125,000	4.000	01/01/2039	146,323
100,000	4.000	01/01/2040	116,861
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)(g)
100,000	1.730	05/01/2022	99,986
100,000	1.830	05/01/2023	99,561
100,000	2.100	05/01/2024	99,007
75,000	5.000	05/01/2029	91,330
50,000	5.000	05/01/2030	61,773
50,000	5.000	05/01/2031	62,732
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
100,000	4.000	11/01/2047	105,128

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
$275,000	4.000%	07/01/2046	$ 310,931
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
100,000	5.000	05/01/2047	123,844
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
100,000	4.000	03/01/2042	109,641
Commonwealth of Pennsylvania GO Refunding Series 2021 (Aa3/A+)
750,000	1.625	08/01/2028	737,810
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(d)
100,000	5.875	10/15/2040	121,761
200,000	6.250	10/15/2053	246,362
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
100,000	5.000	03/01/2040	113,263
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
250,000	4.000	03/01/2038	273,894
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
100,000	4.000	07/01/2033	112,826
55,000	4.000	07/01/2041	61,415
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(b)(c)
260,000	1.100	11/02/2026	261,508
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
80,000	5.250	12/01/2044	101,963
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(d)
140,000	5.000	06/15/2030	166,310
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
95,000	5.000	07/01/2033	113,346
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
100,000	5.000	10/01/2049	111,237
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
290,000	5.000	11/01/2040	292,681
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
50,000	5.000	07/01/2030	64,391

			4,205,884

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – 8.2%
Commonwealth of Puerto Rico GO Bonds Series 2006 B (NR/NR)*
$50,000	5.000%	07/01/2035	$ 49,563
Commonwealth of Puerto Rico GO Bonds Series 2007 A (NR/NR)*
30,000	5.250	07/01/2032	29,775
Commonwealth of Puerto Rico GO Refunding Bonds Series 2012 A (NR/NR)*
1,070,000	5.000	07/01/2041	961,662
Commonwealth of Puerto Rico GO Refunding Bonds Series 2014 A (NR/NR)*
2,450,000	8.000	07/01/2035	2,174,375
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(d)
500,000	5.000	07/01/2047	592,996
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (WR/NR)
25,000	4.250	07/01/2025	25,467
130,000	5.125	07/01/2037	132,985
60,000	5.750	07/01/2037	61,561
85,000	5.250	07/01/2042	87,004
Puerto Rico Commonwealth GO Refunding Bonds Subseries 2003 C-7 (NATL) (Baa2/NR)
200,000	6.000	07/01/2027	202,072
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (WR/NR)
670,000	5.250	07/01/2038	680,446
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
275,000	5.250	07/01/2036	296,105
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (WR/NR)(f)
105,000	0.000	07/01/2028	79,753
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ-RSA-1 (NR/NR)*
145,000	4.250	07/01/2020	139,925
Puerto Rico Electric Power Authority RB Series 2010 XX-RSA-1 (NR/NR)*
200,000	5.250	07/01/2040	200,000
Puerto Rico Electric Power Authority RB Series 2013 A-RSA-1 (NR/NR)*
150,000	7.000	07/01/2040	153,938
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
115,000	5.250	07/01/2032	127,115
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGC) (A3/AA)
200,000	5.250	07/01/2034	216,396
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC) (A2/AA)
250,000	5.500	07/01/2029	278,786
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AGM-CR AGC-ICC) (A2/AA)
435,000	5.500	07/01/2026	479,040

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (WR/NR)*
$165,000	5.500%	07/01/2026	$ 97,350
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (WR/NR)(f)
125,000	0.000	07/01/2029	90,372
210,000	0.000	07/01/2037	102,281
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series 2019A-2B (NR/NR) (NR/NR)
325,000	4.550	07/01/2040	370,534
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series A-2 (NR/NR)
70,000	4.329	07/01/2040	78,876
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
16,000	0.000	07/01/2024	15,445
27,000	0.000	07/01/2027	24,965
91,000	0.000	07/01/2029	79,863
525,000	0.000	07/01/2033	397,948
1,027,000	0.000	07/01/2046	349,005
1,208,000	0.000	07/01/2051	295,977
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,831,000	4.329	07/01/2040	2,063,166
15,000	4.536	07/01/2053	16,946
1,025,000	4.784	07/01/2058	1,173,229
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
245,000	4.500	07/01/2034	267,835
37,000	4.550	07/01/2040	42,184
1,775,000	4.750	07/01/2053	2,028,072
2,144,000	5.000	07/01/2058	2,481,802

			16,944,814

South Carolina – 0.7%
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(d)
100,000	3.625	11/01/2031	100,369
100,000	3.750	11/01/2036	100,198
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A2/AA)
75,000	5.000	04/15/2035	95,269
175,000	4.000	04/15/2036	207,212
795,000	3.000	04/15/2049	838,227

			1,341,275

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
50,000	4.000	08/01/2051	55,677

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – 0.8%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
$275,000	4.000%	08/01/2044	$ 315,762
City of Clarksville RB for Water Sewer & Gas Series 2021 A (Aa2/NR)
400,000	4.000	02/01/2051	475,230
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (A3/NR)
100,000	5.000	07/01/2046	117,147
Tennergy Corporation Tenn Gas Supply RB Series 2021 A (A1/NR)(b)(c)
550,000	4.000	09/01/2028	642,525

			1,550,664

Texas – 7.2%
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
25,000	5.000	08/15/2025	27,973
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 B (NR/BB)
25,000	2.950	08/15/2022	25,044
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (NR/B)
35,000	5.000	01/01/2023	35,921
Central Texas Regional Mobility Authority RB for Senior Lien Series 2020 E (A3/A-)
600,000	5.000	01/01/2031	766,958
700,000	5.000	01/01/2032	890,930
550,000	5.000	01/01/2035	693,999
Central Texas Regional Mobility Authority RB Series 2021 C (Baa1/BBB+)
360,000	5.000	01/01/2027	417,961
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(d)
301,000	3.750	09/15/2031	300,751
157,000	4.500	09/15/2031	156,869
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.375	09/01/2041	50,183
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(d)
50,000	4.250	09/01/2041	50,631
55,000	4.500	09/01/2050	55,555
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(d)
100,000	3.375	08/15/2030	103,234
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.375	08/15/2031	100,773
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(d)
100,000	2.625	09/01/2026	100,363

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(d)
$519,000	3.625%	09/01/2041	$ 522,613
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(d)
100,000	3.500	09/01/2041	101,205
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(d)
100,000	3.875	09/01/2041	101,187
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(d)
100,000	3.375	09/01/2031	100,948
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000	2.500	09/15/2039	491,896
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
50,000	2.500	09/15/2035	49,531
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.875	09/15/2041	101,004
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(d)
265,000	2.750	09/01/2031	263,658
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.375	09/15/2051	126,870
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.000	09/15/2051	129,680
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(d)
129,000	2.875	09/01/2025	131,401
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	112,377
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(d)
25,000	3.375	09/01/2041	25,016
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(d)
230,000	2.750	09/01/2025	234,940
100,000	3.750	09/01/2040	106,165
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	50,186
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(d)
409,000	3.375	09/15/2041	404,925
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(d)
100,000	2.625	09/15/2025	101,166
50,000	3.375	09/15/2030	51,619

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(d)
$100,000	3.250%	09/15/2030	$ 102,945
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(d)
234,000	2.625	09/15/2026	234,255
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	49,926
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
25,000	2.500	10/01/2031	24,973
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)
100,000	3.500	10/01/2031	99,896
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
50,000	4.000	10/01/2041	58,154
50,000	4.000	10/01/2046	57,056
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(d)
100,000	4.500	09/01/2041	101,089
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
100,000	5.000	08/15/2044	104,456
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
75,000	3.125	08/15/2036	74,259
70,000	3.250	08/15/2041	68,406
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
175,000	5.000	05/15/2030	220,395
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
200,000	5.000	07/15/2028	237,982
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
100,000	5.000	07/15/2027	116,932
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
150,000	5.000	07/15/2027	175,399
Houston Airport System Subordinate Lien RB Series 2020 A (AMT) (A1/A)
250,000	4.000	07/01/2047	288,398
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
160,000	2.250	09/01/2030	158,180
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
35,000	5.000	05/15/2030	44,445

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(d)
$100,000	4.625%	10/01/2031	$ 105,168
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
100,000	5.250	02/15/2030	107,016
New Home Independent School District GO Bonds Series 2021 (PSF-GTD) (Aaa/NR)
100,000	3.000	02/15/2051	108,732
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(d)
75,000	4.000	08/15/2036	85,731
New Hope Cultural Education Facilities Finance Corp. RB for Westminster Manor Series 2021 (NR/NR)
100,000	4.000	11/01/2049	112,252
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(d)
200,000	3.000	09/15/2026	204,770
300,000	3.625	09/15/2031	316,934
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
50,000	4.000	01/01/2040	60,027
50,000	4.000	01/01/2041	59,844
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A1/A+)
345,000	5.000	01/01/2037	412,674
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(d)
100,000	1.875	01/01/2026	100,173
150,000	2.500	01/01/2030	150,063
175,000	3.000	01/01/2050	169,823
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(d)
500,000	4.100	01/01/2028	484,154
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (A3/BBB+)
535,000	5.000	12/15/2032	706,366
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (Baa3/NR)
200,000	5.000	12/31/2055	222,425
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
600,000	5.000	06/30/2058	717,698
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(d)
820,000	2.625	09/01/2026	820,196
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(d)
281,000	2.875	09/01/2031	280,758

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
$100,000	3.000%	09/01/2034	$ 107,463
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875	12/01/2030	50,749
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
285,000	2.000	08/15/2028	284,997

			14,868,691

Utah – 1.9%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(d)
500,000	3.500	03/01/2036	503,806
Mida Mountain Village Public Infrastructure District Special Assessment for Mountain Village Assessment Area No. 2 Series 2021 (NR/NR)(d)
225,000	4.000	08/01/2050	233,245
Salt Lake City International Airport RB Series 2021A (AMT’) (A/NR)
1,500,000	4.000	07/01/2051	1,751,195
Salt Lake City RB for International Airport Series 2021 A (AMT) (A2/A)
250,000	4.000	07/01/2040	297,627
1,000,000	4.000	07/01/2041	1,187,660

			3,973,533

Virginia – 0.5%
Farms New Kent Community Development Authority Special Assessment Bond Series 2021 A (NR/NR)(d)
100,000	3.750	03/01/2036	107,455
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(f)
300,000	0.000	06/01/2047	74,667
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
25,000	4.000	06/01/2036	28,976
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
250,000	3.100	12/01/2045	264,301
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
50,000	5.000	12/31/2049	59,350
200,000	5.000	12/31/2056	236,258
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (NR/BBB-)
300,000	5.000	01/01/2040	302,101

			1,073,108

Washington – 0.6%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
500,000	5.000	04/01/2030	524,966

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A1/A+)
$200,000	5.000%	04/01/2038	$ 246,798
Port of Seattle WA RB Series 2018 (A+/A1)
220,000	5.000	05/01/2043	257,995
Washington State Convention Center Public Facilities District Lodging Tax RB Series 2018 (BAM-TCRS) (Baa3/AA)
120,000	4.000	07/01/2058	134,625

			1,164,384

West Virginia – 0.2%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(d)
100,000	4.125	06/01/2043	111,415
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B)(b)
100,000	4.125	07/01/2045	105,306
West Virginia GO Bonds Bid Group 2 Series 2019 A (Aa2/AA-)
100,000	5.000	12/01/2043	125,305

			342,026

Wisconsin – 1.1%
Public Finance Authority Charter School RB Series 2021A (NR/NR)(d)
510,000	5.000	06/15/2041	532,202
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
190,000	4.300	11/01/2030	211,183
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB)
25,000	5.000	07/01/2038	31,879
25,000	5.000	07/01/2041	31,693
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(d)
50,000	5.000	12/01/2045	56,139
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(d)
100,000	5.000	06/01/2061	108,151
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	03/01/2030	108,939
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(d)
250,000	5.625	06/01/2050	248,652
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(d)
290,000	6.500	06/01/2045	285,616
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(d)
100,000	6.000	07/01/2031	102,334
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(d)
100,000	5.000	04/01/2040	119,086

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(d)
$150,000	4.500%	07/01/2048	$ 163,418
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(d)
25,000	6.125	10/01/2049	27,647
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(d)
50,000	4.000	07/01/2041	54,971
150,000	4.000	07/01/2051	162,697
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
50,000	3.000	12/01/2031	50,661
75,000	4.000	12/01/2041	78,888

			2,374,156

TOTAL MUNICIPAL BONDS (Cost $191,761,218)			$197,252,424

Corporate Bonds – 0.6%
Real Estate – 0.6%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(i)
$100,000	9.750%	12/01/39	$ 105,467
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(d)(i)
100,000	9.750	12/01/39	105,467
Brixton Park Improvement Association No. 1 Series (NR/NR)(d)(i)
1,000,000	6.875	12/01/51	1,002,560

			1,213,494

TOTAL CORPORATE BONDS (Cost $1,184,414)			$ 1,213,494

TOTAL INVESTMENTS – 96.0% (Cost $192,945,632)			$198,465,918

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%			8,333,543

NET ASSETS – 100.0%			$206,799,461

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Zero coupon bond until next reset date.

(b)	Variable Rate Demand Instruments - rate shown is that which is in effect on December 31, 2021. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	When-issued security.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on December 31, 2021.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LT	— Limited Tax
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SONYMA	— State of New York Mortgage Agency
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
TCRS	— Transferable Custody Receipts
USD	— United States Dollar
WR	— Withdrawn Rating

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(58)	03/22/22	$ (8,351,110)	$(124,140)
U.S. Treasury Ultra Bond	(22)	03/22/22	(4,243,413)	(71,337)

Total Futures Contracts				$(195,477)

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 93.4%
Alabama – 0.6%
Alabama Public School & College Authority RB Refunding for Capital Improvement Series 2015 A (Aa1/AA)
$3,385,000	5.000%	05/01/2023	$ 3,599,303
Black Belt Energy Gas District RB Project 4 Series 2019 A-1 (A1/NR)(a)(b)
20,090,000	4.000	12/01/2025	22,311,388
Black Belt Energy Gas District RB Series 2017 A (Aa2/NR)(a)(b)
1,000,000	4.000	07/01/2022	1,014,276
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (A2/AA)
190,000	5.000	08/01/2022	194,812
225,000	5.000	08/01/2023	240,705
485,000	5.000	08/01/2024	538,869
City of Pell Special Care Facilities Financing Authority RB Series 2021A (A/NR)
1,425,000	5.000	12/01/2023	1,547,371
1,570,000	5.000	12/01/2025	1,827,376
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
85,000	4.000	10/01/2022	87,229
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
225,000	2.000	10/01/2024	234,004
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
675,000	2.000	10/01/2024	702,011
Industrial Development Board City of Selma Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
6,500,000	1.375	06/16/2025	6,673,790
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR) (PUTABLE)(a)(b)(c)
1,875,000	2.000	10/01/2024	1,950,031
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A1/A-) (PUTABLE)(a)(b)(c)
3,335,000	1.000	06/26/2025	3,364,578
Jacksonville State University RB Refunding Series 2020 (A2/A-)
475,000	3.000	12/01/2022	485,990
315,000	3.000	12/01/2023	327,706
275,000	4.000	12/01/2024	300,814
375,000	4.000	12/01/2025	420,513
550,000	4.000	12/01/2026	630,068
Jefferson County RB Refunding Warrants Series 2017 (NR/AA)
1,225,000	5.000	09/15/2022	1,266,118
2,000,000	5.000	09/15/2023	2,158,703
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
1,780,000	5.500	10/01/2053	1,963,474
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
1,745,000	5.000	10/01/2022	1,807,127

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB) – (continued)
$3,825,000	6.500%	10/01/2053	$ 4,384,785
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(b)(d)
	(1M USD LIBOR + 0.85%)
25,105,000	0.918	06/01/2024	25,333,325
Troy University Facilities RB Series 2019-A (BAM) (AA/NR)
850,000	4.000	11/01/2022	875,971

			84,240,337

Alaska – 0.3%
Alaska Municipal Bond Bank Authority RB Refunding Series 2020 ONE (A1/A+)
640,000	5.000	12/01/2022	667,656
1,240,000	5.000	12/01/2023	1,349,218
1,775,000	5.000	12/01/2024	2,005,780
1,500,000	5.000	12/01/2025	1,752,855
Borough of North Slope GO Bonds for General Purpose Series 2019 A (Aa2/AA)
6,775,000	5.000	06/30/2022	6,934,017
10,225,000	5.000	06/30/2023	10,928,403
Borough of North Slope GO Bonds for Schools Series 2019 B (Aa2/AA)
990,000	5.000	06/30/2023	1,058,105
Borough of North Slope GO Bonds Series 2020 A (Aa2/AA)
300,000	5.000	06/30/2022	307,041
1,750,000	5.000	06/30/2023	1,870,387
3,275,000	5.000	06/30/2024	3,641,100
Municipality of Anchorage AK GO Bonds Series 2018 (AA+/NR)
5,025,000	4.000	09/01/2022	5,150,314
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 A-1 (NR/A)
665,000	3.000	06/01/2022	672,120
520,000	4.000	06/01/2023	545,747
750,000	5.000	06/01/2024	829,287
1,000,000	5.000	06/01/2025	1,145,736
1,100,000	5.000	06/01/2026	1,299,864

			40,157,630

Arizona – 1.2%
Arizona Department of Transportation State Highway RB Series 2013 A (Aa2/AA+)(b)
14,290,000	5.000	07/01/2022	14,627,293
Arizona Department of Transportation State Highway Taxable RB Refunding Series 2020 (Aa1/AA+)
9,000,000	1.958	07/01/2024	9,208,732
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(d)
	(3M USD LIBOR + 0.81%)
63,860,000	0.954	01/01/2037	64,053,636
Arizona Industrial Development Authority (NR/NR)
1,160,000	5.000	01/01/2022	1,160,000
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
250,000	5.000	11/01/2022	259,655

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A) – (continued)
$755,000	5.000%	11/01/2023	$ 817,162
1,055,000	5.000	11/01/2024	1,184,362
340,000	5.000	11/01/2025	394,549
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
600,000	5.000	01/01/2023	605,833
575,000	5.000	01/01/2024	585,460
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
505,000	5.000	01/01/2023	505,379
560,000	5.000	01/01/2024	559,992
City of Chandler IDA Industrial Development RB Series 2019 (A+/NR)(a)(b)
20,365,000	5.000	06/03/2024	22,472,743
City of Phoenix Civic Improvement Corporation RB Taxable Refunding for Rental Car Facility Charge Series 2019 B (A3/BBB+)
3,150,000	2.163	07/01/2022	3,165,147
2,050,000	2.226	07/01/2023	2,067,746
County of Pinal IDA Correctional Facility Contract Refunding Bonds Series 2020A (BBB/NR)
3,900,000	2.000	10/01/2024	3,953,445
1,540,000	2.000	10/01/2025	1,558,393
Glendale City GO Refunding Bonds Series 2015 (AGM) (A1/AA)
1,665,000	5.000	07/01/2022	1,704,635
Maricopa County Community College District GO Refunding Bonds Series 2016 (Aaa/AAA)
16,400,000	5.000	07/01/2023	17,560,935
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
125,000	4.000	07/01/2023	131,296
135,000	4.000	07/01/2024	145,544
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2003 A (Baa2/BBB) (PUTABLE)(a)(b)(c)
3,750,000	1.050	06/01/2022	3,761,023
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)(a)(b)(c)
3,750,000	0.875	10/01/2026	3,734,739
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (Baa2/BBB) (PUTABLE)(a)(b)(c)
1,790,000	0.875	10/01/2026	1,782,715

			156,000,414

Arkansas – 0.1%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
275,000	5.000	08/01/2022	282,110
235,000	5.000	08/01/2023	251,056
400,000	5.000	08/01/2024	443,234

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ETM) (ST AID WITHHLDG) (Aa2/NR)
$1,950,000	3.000%	02/01/2022	$ 1,954,115
1,510,000	3.000	02/01/2023	1,554,057
University of Arkansas Board of Trustees Various Facility Revenue Refunding Bonds Taxable Series 2019B (NR/NR)
5,610,000	2.019	11/01/2024	5,745,452

			10,230,024

California – 7.3%
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
335,000	5.000	05/01/2022	340,093
300,000	5.000	05/01/2023	317,959
265,000	5.000	05/01/2024	291,409
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (Aa3/AA)(d)
	(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000	0.510	04/01/2056	7,061,580
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (Aa3/WR/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.90%)
10,000,000	0.960	05/01/2023	10,054,906
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (Aa3/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.90%)
7,000,000	0.960	05/01/2023	7,038,434
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (NR/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000	1.310	04/01/2027	15,655,667
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2017 F-1 (Aa3/AA)(b)
18,000,000	5.000	04/01/2027	22,030,396
Bay Area Toll Authority Toll Bridge Authority RB Refunding for San Francisco Bay Area Series 2017 B (Aa3/AA)(a)(b)
2,500,000	2.850	04/01/2025	2,662,753
Bay Area Toll Authority Toll Bridge Authority RB Refunding for San Francisco Bay Area Series 2018 A (Aa3/AA)(a)(b)
5,000,000	2.625	04/01/2026	5,328,207
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
1,000,000	5.000	05/01/2023	1,049,516
535,000	5.000	05/01/2024	579,538
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/A)
5,000	1.100	06/01/2030	5,011
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/A)
425,000	5.000	06/01/2024	471,315
450,000	5.000	06/01/2026	534,560
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/A)
50,000	1.375	06/01/2030	50,203

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds –(continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding Senior Series 2020 A (NR/A)
$400,000	4.000%	06/01/2022	$ 405,925
400,000	4.000	06/01/2023	420,214
750,000	5.000	06/01/2024	831,560
700,000	5.000	06/01/2025	804,737
150,000	1.750	06/01/2030	150,653
California Earthquake Authority Taxable RB Series 2020 B (NR/NR)
10,000,000	1.327	07/01/2022	10,030,762
7,500,000	1.477	07/01/2023	7,566,637
California Health Facilities Financing Authority Kaiser Pemanente RB Series 2017A 2017D (AA-/AA-) (PUTABLE)(a)(b)(c)
7,695,000	5.000	11/01/2022	8,001,333
California Health Facilities Financing Authority RB for City of Hope Obligated Group Series (A1/A+)
1,140,000	5.000	11/15/2034	1,281,224
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital Series 2022 A (A1/A+)(e)
550,000	5.000	05/15/2023	574,141
1,200,000	5.000	05/15/2024	1,299,878
795,000	5.000	05/15/2026	917,630
285,000	5.000	05/15/2027	337,437
California Health Facilities Financing Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2009 D (Aa3/AA-)(a)(b)
2,820,000	1.700	10/18/2022	2,853,625
California Health Facilities Financing Authority RB Series 2019C (AA-/AA-)(a)(b)
32,470,000	5.000	10/01/2025	37,709,794
California Health Facilities Financing Authority RG Refunding for Cedars-Sinai Medical Center Obligated Group Series 2015 (Aa3/NR)
2,590,000	5.000	11/15/2024	2,935,404
California Infrastructure & Economic Development Bank RB Refunding for California Academy of Sciences Series 2018 B (A2/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.35%)
32,000,000	0.410	08/01/2024	32,090,128
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(a)(b)
20,000,000	1.200	06/01/2028	20,199,788
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (A3/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000	0.760	06/01/2026	5,063,143
California Infrastructure & Economic Development Bank RB Series 2021B 2021B-2 (AAA/NR)(a)(b)
3,250,000	3.000	10/01/2026	3,608,471
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (NR/A-/A-2) (PUTABLE)(a)(b)(c)(f)
1,800,000	1.300	02/03/2025	1,828,985
California Municipal Finance Authority RB for Waste Management, Inc. Series 2017 A (AMT) (NR/A-/A-2) (PUTABLE)(a)(b)(c)
17,860,000	0.700	12/01/2023	17,917,561

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
$250,000	5.000%	10/01/2022	$ 258,557
225,000	5.000	10/01/2023	242,274
275,000	5.000	10/01/2024	306,991
275,000	5.000	10/01/2025	317,059
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
860,000	5.000	12/31/2023	935,810
685,000	5.000	06/30/2024	757,791
800,000	5.000	12/31/2024	900,940
1,000,000	5.000	06/30/2025	1,143,018
1,790,000	5.000	12/31/2025	2,078,217
1,385,000	5.000	06/30/2026	1,628,203
2,570,000	5.000	12/31/2026	3,063,041
2,005,000	5.000	06/30/2027	2,413,223
3,005,000	5.000	12/31/2027	3,648,781
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (Baa3/NR)
100,000	4.000	06/01/2022	101,413
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (Baa1/A) (PUTABLE)(a)(b)(c)
2,490,000	0.600	09/01/2023	2,486,171
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(f)
3,500,000	5.000	11/21/2045	3,609,620
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
240,000	4.000	10/15/2022	246,427
290,000	4.000	10/15/2023	307,016
380,000	4.000	10/15/2024	413,576
390,000	4.000	10/15/2025	435,090
415,000	4.000	10/15/2026	473,123
California State Public Works Board RB Refunding Series 2021 A (Aa3/A+)
11,800,000	5.000	02/01/2026	13,894,757
12,500,000	5.000	02/01/2027	15,170,659
14,000,000	5.000	02/01/2028	17,429,458
California State University RB Refunding Series 2014 A (NR/AA-)(b)
2,205,000	5.000	11/01/2024	2,493,983
California State University RB Refunding Series 2016 B-2 (Aa2/AA-)(a)(b)
12,100,000	0.550	11/01/2026	11,958,528
California State University RB Taxable Bonds Series 2020 D (Aa2/AA-)
320,000	0.349	11/01/2022	319,866
3,455,000	0.475	11/01/2023	3,437,209
2,870,000	0.685	11/01/2024	2,839,509
8,555,000	0.885	11/01/2025	8,421,212
California State University RB Taxable Bonds Series 2020 E (Aa2/AA-)
800,000	0.475	11/01/2023	795,881

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California State University RB Taxable Bonds Series 2020 E (Aa2/AA-) – (continued)
$1,105,000	0.685%	11/01/2024	$ 1,093,260
1,360,000	0.885	11/01/2025	1,338,731
California State Various Purpose GO Bonds Series 2014 (Aa2/AA-)
6,850,000	5.000	05/01/2044	7,509,261
California State Various Purpose GO Bonds Series 2020 (Aa2/AA-)
5,000,000	5.000	11/01/2024	5,647,727
5,565,000	5.000	11/01/2025	6,510,707
8,500,000	5.000	11/01/2026	10,268,113
California State Various Purpose GO Refunding Bonds Series 2020 (Aa2/AA-)
11,655,000	4.000	11/01/2024	12,837,706
2,015,000	3.000	11/01/2025	2,204,964
7,025,000	5.000	11/01/2025	8,218,817
14,275,000	4.000	11/01/2026	16,566,836
2,755,000	5.000	11/01/2026	3,328,077
California Statewide Communities Development Authority (NR/NR)
500,000	5.000	01/01/2022	500,000
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (NR/BBB+)
500,000	5.000	01/01/2023	522,375
California Statewide Community Development Authority Pollution Control Refunding RB 2006 Series B (NON-AMT) (A-/BBB+)
8,500,000	1.450	04/01/2028	8,535,094
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
205,000	3.000	09/01/2022	208,149
210,000	3.000	09/01/2023	217,724
215,000	3.000	09/01/2024	226,189
225,000	4.000	09/01/2025	248,329
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (NR/AA-)(g)
2,515,000	0.000	08/01/2023	2,497,920
City 0f Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Refunding Bonds 2016 Series A (AGM) (AA/BBB+)
2,950,000	5.000	09/01/2025	3,425,922
City of Los Angeles International Airport Senior RB 2013 Series A (AMT) (AA/AA)
2,750,000	5.000	05/15/2030	2,918,083
2,305,000	5.000	05/15/2031	2,444,253
City of Montebello RB Series 2020 (AGM) (NR/AA)
1,000,000	2.403	06/01/2024	1,021,198
1,000,000	2.503	06/01/2025	1,022,210
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
170,000	4.000	09/01/2024	183,574
250,000	4.000	09/01/2026	281,266
City of San Francisco International Airport Second Series Revenue Refunding Bonds Series 2012A (AMT) (A/A+)
10,000,000	5.000	05/01/2027	10,153,355
City of San Francisco International Airport Second Series Revenue Refunding Bonds Series 2019H (AMT) (A/A+)
24,000,000	5.000	05/01/2025	27,407,366

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of San Francisco Public Utilities Commission Water RB 2015 Series A (AA-/NR)
$1,345,000	5.000%	11/01/2025	$ 1,546,513
City of San Jose Financing Authority Taxable Lease RB Series 2020A (AA/AA)
970,000	0.541	06/01/2022	970,729
990,000	0.642	06/01/2023	987,714
725,000	0.844	06/01/2024	719,518
735,000	0.994	06/01/2025	724,916
Foothill-De Anza Community College District GO Bonds Series 2000 A (NATL) (Aaa/AAA)(g)
3,590,000	0.000	08/01/2023	3,572,352
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2017 A-1 (NR/NR)
6,025,000	5.000	06/01/2022	6,143,664
6,000,000	5.000	06/01/2023	6,400,171
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(b)
8,425,000	3.500	06/01/2022	8,538,675
Golden State Tobacco Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB+/NR)
15,000,000	1.850	06/01/2031	15,016,526
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(f)
450,000	4.000	06/01/2023	469,912
555,000	4.000	06/01/2027	631,153
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
3,255,000	3.678	06/01/2038	3,397,939
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,765,000	5.000	09/01/2022	1,818,949
1,135,000	5.000	09/01/2023	1,219,367
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	632,447
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	548,121
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
255,000	3.000	09/01/2022	258,832
415,000	4.000	09/01/2023	437,443
Kern Community College District Facilities Improvement District No. 1 GO Bonds Series 2020 (MIG1/SP-1+)(g)
5,190,000	0.000	08/01/2023	5,158,807
Los Angeles Community College District GO Bonds Series 2013 F (Aaa/AA+)(b)
8,985,000	4.000	08/01/2023	9,518,231
Los Angeles Community College District GO Refunding Bonds Series 2015 A (Aaa/AA+)(b)
5,240,000	5.000	08/01/2024	5,862,093

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Los Angeles Department of Airports RB Series 2015 D (AMT) (Aa2/AA)
$1,425,000	5.000%	05/15/2030	$ 1,618,203
Los Angeles Unified School District GO Bonds for Qualified School Construction Series 2010 J-2 (Aa3/A+)
27,900,000	5.720	05/01/2027	33,405,192
Los Angeles Unified School District GO Refunding Bonds 2014 C (Aa3/A+)
4,520,000	5.000	07/01/2027	5,019,871
Modesto Financing Authority Domestic Project RB 2007F (NATL) (AA-/AA-)(d)
	(3M USD LIBOR + 0.63%)
7,000,000	0.744	09/01/2037	6,979,372
Municipal Improvement Corp. of Los Angeles RB Refunding for City of Los Angeles Series 2020 C (NR/AA-)
1,670,000	0.890	11/01/2024	1,660,373
2,735,000	1.040	11/01/2025	2,705,971
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(d)
	(3M USD LIBOR + 0.72%)
9,120,000	0.864	07/01/2027	9,189,112
Northern California Tobacco Securitization Settlement Asset Backed Refunding Bonds Series 2021 (A/NR)
150,000	0.450	06/01/2030	152,030
Orange County Transportation Authoirity Bond Anticipation Notes Series 2021 (AA/NR)
17,190,000	4.000	10/15/2024	18,890,853
Pasadena Unified School District GO Bonds Series B (NR/NR)
3,770,000	1.000	08/01/2024	3,825,592
Port of Los Angeles RB Refunding Series 2019 A (AMT) (Aa2/AA)
10,100,000	5.000	08/01/2024	11,210,833
Port of Oakland California Intermediate Lien Refunding RB 2021 Series H (AMT) (A/A)
3,000,000	5.000	05/01/2025	3,428,054
Port of Oakland California Senior Lien Refunding RB 2020 Series R (A+/A+)
1,850,000	0.821	05/01/2023	1,850,339
1,065,000	1.081	05/01/2024	1,063,510
905,000	1.181	05/01/2025	899,374
1,460,000	1.517	05/01/2026	1,455,816
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
380,000	4.000	09/01/2022	388,303
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
180,000	4.000	09/01/2022	183,753
195,000	4.000	09/01/2024	209,929
205,000	4.000	09/01/2025	225,558
210,000	4.000	09/01/2026	235,251
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
800,000	5.000	09/01/2022	822,779
1,835,000	5.000	09/01/2023	1,962,849

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Sacramento City Financing Authority RB Series 2007B (NATL) (AA-/WD)(d)
	(3M USD LIBOR + 0.57%)
$10,000,000	0.684%	06/01/2039	$ 9,873,157
Sacramento City Unified School District 2021 GO Refunding Bonds (BBB/BBB+)
26,940,000	4.000	07/01/2029	27,377,850
Sacramento County Sanitation Districts Financing Authority Federally Taxable RB Series 2020B (AA/AA-)
4,400,000	0.872	12/01/2024	4,347,093
4,900,000	1.042	12/01/2025	4,802,698
Sacramento Municipal Utility District Subordinated Electric RB 2019 Series A (AA-/AA)(a)(b)
22,130,000	5.000	10/17/2023	23,440,189
San Diego Community College District GO Bonds Series 2013 (AAA/NR)(b)(h)
42,620,000	0.000	08/01/2023	24,347,949
San Diego County Regional Airport Subordinate RB Series 2021B (AMT) (NR/A+)
2,000,000	5.000	07/01/2026	2,365,909
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2012 A (AMT) (A1/A)
6,900,000	5.000	05/01/2026	7,005,815
San Gorgonio Memorial Healthcare District 2020 GO Refunding Bonds (NR/NR)
360,000	4.000	08/01/2022	365,943
385,000	4.000	08/01/2023	401,685
855,000	4.000	08/01/2024	911,839
930,000	4.000	08/01/2025	1,010,244
1,020,000	3.000	08/01/2026	1,079,507
San Mateo City Public Financing Authority 2021 Wastewater Revenue Notes Series A (AA/NR)
13,250,000	5.000	08/01/2025	15,374,688
San Mateo City Public Financing Authority 2021 Wastewater Revenue Notes Series B (AA-/NR)
28,305,000	5.000	08/01/2025	32,843,814
Sequoia Union High School District 2020 GO Refunding Bonds (NR/NR)
160,000	1.600	07/01/2023	161,832
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (NR/NR)
230,000	4.000	07/01/2022	233,885
260,000	4.000	07/01/2023	272,897
240,000	4.000	07/01/2024	259,116
300,000	4.000	07/01/2025	332,308
320,000	4.000	07/01/2026	362,503
Southern California Tobacco Securitization Settlement Asset Backed Refunding Bonds Series 2019 (A/NR)
2,000,000	5.000	06/01/2022	2,038,914
1,750,000	5.000	06/01/2024	1,944,937
Southwestern Community College District GO Bonds Series D (AA-/NR)(b)
5,000,000	5.000	08/01/2025	5,813,383

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
State of California Department of Water Resources RB Series 2014 (NR/AAA)(b)
$5,970,000	5.000%	12/01/2024	$ 6,774,081
State of California GO Bonds for General Obligation High Speed Train Series 2017 A (Aa2/AA-)
12,400,000	2.367	04/01/2022	12,467,528
State of California GO Unlimited Various Purpose Bonds Series 2019 A (Aa2/AA-)
29,705,000	2.350	04/01/2022	29,858,290
State of California Tax Exempt GO Refunding Bonds (AA-/AA)
40,000,000	5.000	10/01/2023	43,282,484
State of California Various Purpose GO Bonds for Bid Group A Series 2018 (Aa2/AA-)
52,000,000	5.000	10/01/2022	53,879,197
Torrance Joint Powers Financing Authority Lease RB Series 2020 (AA/NR)
500,000	1.289	10/01/2022	502,848
750,000	1.427	10/01/2023	757,176
3,325,000	1.604	10/01/2024	3,363,824
5,000,000	1.804	10/01/2025	5,076,584
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,200,000	5.000	10/01/2026	1,434,135
University of California RB Series 2020 BG (Aa2/AA)
7,065,000	1.316	05/15/2027	6,937,309
University of California Regents General RB 2013 Series AI (AA/AA)
10,000,000	5.000	05/15/2038	10,606,966
University of California Regents General RB 2020 Series BF (AA/AA)
500,000	0.628	05/15/2023	500,111
785,000	0.833	05/15/2024	782,450
Washington Township Healthcare District Revenue Refunding Bonds 2020 Series A (NR/NR)
200,000	5.000	07/01/2022	204,480
175,000	5.000	07/01/2023	186,599
200,000	5.000	07/01/2024	221,434
225,000	5.000	07/01/2025	257,875
250,000	5.000	07/01/2026	295,496

			996,479,197

Colorado – 2.4%
Cherry Creek Colorado School District No. 5 GO Refunding Bonds Series 2020 (ST AID WITHHLDG) (Aa1/AA+)
6,745,000	5.000	12/15/2024	7,656,291
City of Aurora COPS Refunding Series 2019 (Aa1/AA)
375,000	5.000	12/01/2022	391,275
285,000	5.000	12/01/2023	309,702
875,000	5.000	12/01/2024	987,950
City of Colorado Springs Utilities System RB Refunding Series 2018 A-1 (Aa2/AA+)
1,520,000	5.000	11/15/2024	1,718,044
1,000,000	5.000	11/15/2025	1,171,044
City of Denver Department of Aviation Airport System RB Series 2019D (A+/AA-)(a)(b)
8,345,000	5.000	11/15/2022	8,680,003

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority (NR/NR)
$965,000	5.000%	01/01/2022	$ 965,000
Colorado Health Facilities Authority RB for AdventHealth Obligated Group Series 2018 B (Aa2/AA)(a)(b)
2,270,000	5.000	11/20/2025	2,659,511
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Catholic Health Initiatives Project Series 2013 A (Baa1/A-)(b)
13,425,000	5.250	01/01/2023	14,085,075
Colorado Health Facilities Authority RB for CommonSpirit Health Obligated Group Series 2019 B-2 (Baa1/A-)(a)(b)
2,375,000	5.000	08/01/2026	2,769,389
Colorado Health Facilities Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2013 A (Aa3/AA-)
5,200,000	5.000	01/01/2034	5,639,941
Colorado Health Facilities Authority RB Refunding for Boulder Community Health Obligated Group Series 2020 (A3/A-)
450,000	5.000	10/01/2022	465,506
300,000	5.000	10/01/2024	334,812
475,000	5.000	10/01/2027	577,416
Colorado Health Facilities Authority RB Refunding for Children’s Hospital Colorado Obligated Group Series 2016 C (A1/A+)
2,560,000	5.000	12/01/2025	2,994,786
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
3,965,000	5.000	08/01/2025	4,579,397
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
4,335,000	5.000	08/01/2025	5,006,730
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (ETM) (NR/NR)
500,000	5.000	06/01/2022	509,747
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,825,000	5.000	11/01/2022	1,896,254
1,730,000	5.000	11/01/2023	1,875,749
1,275,000	5.000	11/01/2024	1,434,403
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
810,000	5.000	01/01/2023	847,822
1,500,000	5.000	01/01/2024	1,636,610
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A-/BBB+)(a)(b)
8,275,000	5.000	08/01/2025	9,362,170
Colorado Health Facilities Authority Taxable RB Refunding for Sanford Obligated Group Series 2019 B (NR/A+)
1,275,000	2.237	11/01/2022	1,292,254
1,250,000	2.396	11/01/2023	1,281,710
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (NR/NR)
17,500,000	5.000	12/31/2056	19,633,616

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver City & County Airport RB Refunding Series 2016 A (A1/A+)
$5,070,000	5.000%	11/15/2023	$ 5,514,651
Denver City & County Airport RB Series 2013 A (AMT) (A2/A)
6,000,000	5.500	11/15/2027	6,551,251
Denver City & County School District No. 1 GO Bonds Series 2012 B (ST AID WITHHLDG) (Aa1/AA+)(b)
14,395,000	5.000	12/01/2022	15,025,145
10,000,000	5.000	12/01/2022	10,437,753
Denver Colorado City & County GO Refunding Bonds Series 2020 B (Aaa/AAA)
39,565,000	5.000	08/01/2026	47,488,667
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(f)
4,315,000	5.000	12/01/2022	4,490,147
4,530,000	5.000	12/01/2023	4,902,727
4,760,000	5.000	12/01/2024	5,342,077
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
2,970,000	5.000	12/01/2024	3,320,410
1,100,000	5.000	12/01/2025	1,268,825
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
300,000	5.000	12/01/2022	312,177
E-470 Public Highway Authority RB Refunding Series 2020 A (A2/A)
150,000	5.000	09/01/2023	161,384
450,000	5.000	09/01/2024	503,398
300,000	5.000	09/01/2025	347,688
2,800,000	5.000	09/01/2040	3,111,282
E-470 Public Highway Authority RB Refunding Series 2021 B (A2/A)(b)(d)
	(SOFR + 0.35%)
7,250,000	0.384	09/01/2024	7,267,925
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(g)
20,115,000	0.000	09/01/2028	18,448,237
Jefferson County School District R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (Aa1/AA)(b)
2,065,000	4.000	12/15/2022	2,139,729
1,000,000	4.000	12/15/2022	1,036,189
2,860,000	4.000	12/15/2022	2,963,499
2,040,000	5.000	12/15/2022	2,133,123
10,000,000	5.000	12/15/2022	10,456,485
Regional Tranportation District Tax Exempt NON-AMT Private Activity Bonds Series 2020A Taxable Private Activity Bonds Series 2020B (NR/A-)
50,000	3.000	07/15/2023	51,913
385,000	5.000	01/15/2024	418,502
325,000	5.000	07/15/2024	359,646
325,000	5.000	01/15/2025	365,338
400,000	5.000	07/15/2025	456,913
350,000	3.000	01/15/2026	378,157
South Sloan Lake Metropolitan District LT GO Refunding & Improvement Bonds Series 2019 (AGM) (AA/NR)
50,000	5.000	12/01/2022	51,983
150,000	5.000	12/01/2024	167,284

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
State of Colorado COPS Series 2020 A (Aa2/AA-)
$1,375,000	5.000%	12/15/2023	$ 1,499,559
1,440,000	5.000	12/15/2024	1,630,463
3,530,000	5.000	12/15/2025	4,131,766
University of Colorado Hospital Authority Refunding RB Series 2019C (AA/AA)(a)(b)
23,765,000	5.000	11/15/2024	26,259,522
University of Colorado Regents Enterprise Refunding RB Series 2021C3A (NR/AA+) (PUTABLE)(a)(b)(c)
4,225,000	2.000	10/15/2025	4,437,092
University of Colorado Regents Enterprise Refunding RB Series 2021C3B (NR/AA+) (PUTABLE)(a)(b)(c)
5,000,000	2.000	10/15/2026	5,270,535
University of Colorado Regents Enterprise Revenue & Refunding RB Series 2019C (NR/AA+) (PUTABLE)(a)(b)(c)
21,205,000	2.000	10/15/2024	22,051,548
Vauxmont Metropolitan District Senior LT GO & Special Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
165,000	5.000	12/01/2022	171,651
195,000	5.000	12/01/2023	211,123
200,000	5.000	12/01/2024	224,580
180,000	5.000	12/01/2025	208,828

			322,331,379

Connecticut – 2.0%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
1,000,000	5.000	08/01/2023	1,070,946
945,000	5.000	08/01/2024	1,051,506
600,000	5.000	08/01/2025	691,130
City of New Haven GO Bonds Series 2019 A (AGM) (A2/AA)
1,500,000	5.000	08/01/2023	1,608,884
City of Waterbury GO Refunding Bonds 2020 Series C (AA-/AA-)
765,000	1.895	09/01/2024	780,645
City of West Haven GO Bonds 2017 Series A (BBB/NR)
415,000	5.000	11/01/2022	430,780
400,000	5.000	11/01/2023	432,246
City of West Haven GO Bonds 2017 Series B (BBB/NR)
790,000	5.000	11/01/2022	820,038
Connecticut State GO Bonds Series 2013 A (Aa3/A+)
5,355,000	5.000	10/15/2023	5,798,727
Connecticut State GO Bonds Series 2013 E (Aa3/A+)
10,000,000	5.000	08/15/2031	10,722,911
Connecticut State GO Bonds Series 2015 F (Aa3/A+)
5,695,000	5.000	11/15/2022	5,930,219
4,545,000	5.000	11/15/2023	4,938,259
Connecticut State GO Bonds Series 2017 A (Aa3/A+)
1,705,000	5.000	04/15/2022	1,728,171
Connecticut State GO Bonds Series 2018 A (Aa3/A+)
5,000,000	5.000	04/15/2025	5,731,140
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/A+)
18,110,000	3.000	04/15/2022	18,254,572
Connecticut State GO Refunding Bonds Series 2018 B (Aa3/A+)
8,500,000	5.000	04/15/2023	9,013,883

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
$400,000	5.000%	07/01/2022	$ 408,358
415,000	5.000	07/01/2023	440,583
375,000	5.000	07/01/2024	411,077
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2015 A (Aaa/AAA) (PUTABLE)(a)(b)(c)
47,125,000	0.375	07/12/2024	47,037,324
State of Connecticut GO Bonds Series 2020 A (Aa3/A+)
4,715,000	2.500	07/01/2022	4,761,970
3,490,000	2.000	07/01/2023	3,548,521
7,115,000	1.998	07/01/2024	7,251,668
4,000,000	2.098	07/01/2025	4,086,345
State of Connecticut Health & Educational Facilities Authority RB Series 2017C-1 (AAA/NR) (PUTABLE)(a)(b)(c)
23,840,000	5.000	02/01/2028	29,568,242
State of Connecticut Health & Educational Facilities Authority RB Series 2017C-2 (AAA/NR) (PUTABLE)(a)(b)(c)
49,775,000	5.000	02/01/2023	52,332,768
State of Connecticut Health & Educational Facilities Authority RB Series U-1 (AAA/NR) (PUTABLE)(a)(b)(c)
14,100,000	2.000	02/08/2022	14,124,575
State of Connecticut Special Tax Obligation Bonds Series 2020 A (NR/AA-)
400,000	5.000	05/01/2022	406,188
1,025,000	5.000	05/01/2024	1,133,183
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purpose Build America Bonds Series 2010 B (Aa3/AA-)
3,780,000	4.576	11/01/2022	3,906,033
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2012 A (Aa3/AA-)
5,000,000	5.000	01/01/2026	5,232,444
State of Connecticut Special Tax Obligation RB for Transportation Infrastructure Purposes Series 2016 A (Aa3/AA-)
4,225,000	5.000	09/01/2025	4,903,278
State on Connecticut Health & Educational Facilities Authority RB Series B (AA-/AA-)(a)(b)
15,245,000	1.800	07/01/2024	15,629,852
Town of Stratford GO Refunding Bonds 2020 Series B (BAM) (AA/NR)
585,000	0.572	08/01/2023	583,503
665,000	0.956	08/01/2024	663,031
1,800,000	1.086	08/01/2025	1,785,605

			267,218,605

Delaware – 0.2%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A2/A) (PUTABLE)(a)(b)(c)
5,425,000	1.050	07/01/2025	5,501,727

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
$475,000	5.000%	06/01/2023	$ 504,453
305,000	5.000	06/01/2024	336,346
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (NR/BBB-)(a)(b)
14,650,000	1.250	10/01/2025	14,669,893
Delaware State GO Bonds Series 2018 A (Aaa/AAA)
3,500,000	5.000	02/01/2022	3,512,879
1,750,000	5.000	02/01/2023	1,840,902
Delaware State Health Facilities Authority RB Refunding for Christiana Care Health System Obligated Group Series 2020 (Aa2/AA+)
560,000	1.730	10/01/2022	563,101
660,000	1.790	10/01/2023	663,249

			27,592,550

District of Columbia – 0.1%
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (Aa2/AA+)(a)(b)
12,250,000	1.750	10/01/2024	12,614,348
Metropolitan Washington Airports Authority RB Refunding Series 2012 A (AMT) (Aa3/A+)
4,100,000	5.000	10/01/2029	4,238,774

			16,853,122

Florida – 2.4%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
855,000	5.000	05/01/2022	867,146
900,000	5.000	05/01/2023	950,420
945,000	5.000	05/01/2024	1,035,259
995,000	5.000	05/01/2025	1,126,065
1,045,000	5.000	05/01/2026	1,216,060
1,100,000	5.000	05/01/2027	1,306,918
1,155,000	5.000	05/01/2028	1,398,882
1,195,000	2.375	05/01/2029	1,257,533
1,225,000	2.625	05/01/2030	1,302,575
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
340,000	2.250	05/01/2022	341,467
350,000	2.500	05/01/2023	356,740
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,125,000	2.250	05/01/2022	1,131,179
1,150,000	2.500	05/01/2023	1,177,672
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
455,000	3.125	05/01/2022	458,849
455,000	3.250	05/01/2023	470,504
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
125,000	2.250	05/01/2022	125,703

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
$305,000	3.500%	05/01/2022	$ 308,052
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,698,981
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (NR/A-)
185,000	2.375	05/01/2022	186,115
190,000	2.500	05/01/2023	194,445
Broward County School Board COPS Series 2017 C (Aa3/NR)
2,205,000	5.000	07/01/2023	2,359,028
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (A2/AA)
1,065,000	2.125	09/01/2022	1,078,288
1,000,000	2.250	09/01/2023	1,031,668
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
83,000	3.500	05/01/2022	83,762
87,000	3.500	05/01/2023	90,451
40,000	4.000	05/01/2024	43,046
Central Florida Expressway Authority RB Refunding Senior Lien Series 2021 (AGM) (NR/AA)
5,730,000	5.000	07/01/2026	6,848,243
Central Florida Expressway Authority RB Senior Lien Series 2019 A (A1/A+)
430,000	5.000	07/01/2022	440,085
1,240,000	5.000	07/01/2023	1,326,040
Central Florida Expressway Authority RB Senior Lien Series 2019 B (A1/A+)
750,000	5.000	07/01/2022	767,589
2,265,000	5.000	07/01/2023	2,422,162
Centre Lake Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
210,000	2.750	05/01/2023	214,236
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
100,000	3.000	11/01/2022	101,498
105,000	3.000	11/01/2023	108,760
105,000	3.500	11/01/2024	111,945
City of Gainesville Taxable RB Series 2020 (Aa3/NR)
270,000	0.641	10/01/2022	269,627
185,000	0.817	10/01/2023	183,680
265,000	0.997	10/01/2024	261,152
500,000	1.117	10/01/2025	488,185
City of Jacksonville Taxable RB Refunding Series 2020 C (NR/AA)
995,000	0.493	10/01/2022	995,771
330,000	0.594	10/01/2023	329,042
650,000	0.819	10/01/2024	645,955
690,000	0.939	10/01/2025	681,619
City of Lakeland RB Refunding for Lakeland Regional Health Systems Obligated Group Series 2016 (A2/NR)
4,130,000	5.000	11/15/2024	4,651,694

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
$670,000	3.250%	09/01/2023	$ 691,246
1,380,000	3.250	09/01/2024	1,448,593
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
860,000	2.125	05/01/2022	862,802
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
172,000	3.000	05/01/2023	176,171
100,000	3.000	05/01/2024	103,646
183,000	3.000	05/01/2025	190,959
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
200,000	3.000	05/01/2022	201,148
150,000	3.000	05/01/2023	153,298
325,000	3.000	05/01/2024	336,699
150,000	3.000	05/01/2025	155,486
315,000	3.000	05/01/2026	327,851
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
126,000	2.750	05/01/2022	126,694
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (NR/A+)
160,000	3.000	05/01/2024	168,196
County of Broward RB for Airport System Series 2015 A (AMT) (A1/A)
2,250,000	5.000	10/01/2029	2,593,213
County of Broward RB for Airport System Series 2019 A (AMT) (A1/A)
740,000	5.000	10/01/2022	765,838
625,000	5.000	10/01/2023	674,918
945,000	5.000	10/01/2024	1,056,304
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A1/A)
285,000	5.000	10/01/2022	294,951
215,000	5.000	10/01/2023	232,172
355,000	5.000	10/01/2024	396,813
County of Hillsborough Utility RB Refunding Series 2019 (Aaa/AA+)
1,615,000	5.000	08/01/2022	1,660,279
3,750,000	5.000	08/01/2023	4,028,383
County of Lee RB Refunding Series 2012 (Aa2/AA+)
3,020,000	5.000	10/01/2024	3,394,182
County of Miami-Dade Aviation RB Refunding Series 2012 A (AMT) (A2/A-)(b)
7,530,000	5.000	10/01/2022	7,794,063
9,015,000	5.000	10/01/2022	9,331,140
County of Miami-Dade Aviation RB Refunding Series 2014 A (AMT) (A2/A-)
20,000,000	5.000	10/01/2034	22,239,854
County of Miami-Dade Florida Transit System RB Refunding Series 2019 (NR/AA)
3,505,000	5.000	07/01/2024	3,882,471

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Miami-Dade GO Bonds Series 2019 A (NR/AA)
$3,040,000	5.000%	07/01/2025	$ 3,513,799
County of Miami-Dade GO Bonds Series 2021 A (NR/AA)
2,185,000	5.000	07/01/2024	2,435,882
County of Miami-Dade RB Refunding Series 2020 A (NR/A-)
2,500,000	5.000	10/01/2023	2,702,869
2,400,000	5.000	10/01/2024	2,695,260
1,350,000	5.000	10/01/2025	1,568,944
County of Miami-Dade RB Refunding Series 2020 B (NR/A-)
3,760,000	1.229	10/01/2025	3,715,950
County of Miami-Dade RB Refunding Series 2021 B (Aa3/AA)
6,505,000	5.000	04/01/2025	7,450,569
9,005,000	5.000	04/01/2026	10,668,819
3,760,000	5.000	04/01/2027	4,591,046
County of Miami-Dade RB Refunding Subordinate Series 2021 B (NR/A+)
300,000	0.707	10/01/2023	298,424
450,000	1.004	10/01/2024	446,665
1,490,000	1.154	10/01/2025	1,471,176
County of Miami-Dade Transit System Taxable RB Refunding Series 2020 B (NR/AA)
5,065,000	0.550	07/01/2023	5,038,333
7,300,000	0.750	07/01/2024	7,229,716
5,045,000	0.900	07/01/2025	4,970,952
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (NR/BBB)
125,000	3.000	05/01/2022	125,761
130,000	3.000	05/01/2023	133,826
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	442,007
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,635,000	4.250	05/01/2029	2,930,630
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
260,000	2.000	11/01/2022	262,562
265,000	2.000	11/01/2023	271,509
270,000	2.000	11/01/2024	279,148
275,000	2.000	11/01/2025	285,840
280,000	2.000	11/01/2026	291,574
290,000	2.000	11/01/2027	300,795
295,000	2.000	11/01/2028	303,750
300,000	2.000	11/01/2029	306,786
305,000	2.125	11/01/2030	312,099
Florida Department of Management Services COPS Refunding Series 2018 A (Aa1/AA+)
10,000,000	5.000	11/01/2022	10,397,242
Florida Development Finance Corp Education Facilities RB Series 2013A (NR/NR) (NR/NR)(b)
2,500,000	8.500	06/15/2023	2,788,314

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(f)
$275,000	2.625%	12/15/2024	$ 280,031
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
350,000	5.000	04/01/2022	353,917
350,000	5.000	04/01/2023	369,729
530,000	5.000	04/01/2024	581,527
200,000	5.000	04/01/2025	227,407
Florida State GO Refunding Bonds Series 2015 F (Aaa/AAA)
5,015,000	5.000	06/01/2028	5,777,893
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
235,000	2.500	05/01/2022	236,266
245,000	2.500	05/01/2023	250,895
245,000	2.500	05/01/2024	254,329
255,000	2.750	05/01/2025	269,603
260,000	3.000	05/01/2026	280,664
Fort Lauderdale RB Refunding Series 2020 (Aa2/AAA)
18,650,000	1.150	01/01/2026	18,469,494
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(f)
245,000	3.500	05/01/2022	247,096
250,000	3.500	05/01/2023	259,714
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
200,000	4.000	05/01/2022	202,319
205,000	4.000	05/01/2023	214,428
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
225,000	2.500	05/01/2022	226,344
230,000	2.500	05/01/2023	234,919
200,000	2.500	05/01/2024	207,428
175,000	2.500	05/01/2025	183,242
200,000	2.500	05/01/2026	211,250
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
295,000	2.250	05/01/2022	296,109
305,000	2.500	05/01/2023	311,972
315,000	2.750	05/01/2024	328,210
320,000	3.000	05/01/2025	340,285
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2015 A (AMT) (Aa3/AA-)
10,000,000	5.000	10/01/2040	11,105,510
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
70,000	3.000	05/01/2022	70,454
123,000	3.000	05/01/2023	125,835
130,000	3.000	05/01/2024	134,468
132,000	3.000	05/01/2025	137,349
139,000	3.000	05/01/2026	144,847
JEA Water & Sewer System RB Refunding Series 2020 A (Aa3/AA+)
910,000	5.000	10/01/2023	984,843

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
JEA Water & Sewer System RB Series 2006 B (NATL) (Aa3/AA+)(d)
	(MUNI-CPI + 1.00%)
$670,000	6.390%	10/01/2022	$ 686,152
Lake Frances Community Development District Special Assessment Refunding Series 2018 (NR/BBB-)
79,000	3.000	05/01/2022	79,572
82,000	3.000	05/01/2023	84,579
81,000	3.000	05/01/2024	85,361
84,000	3.000	05/01/2025	90,009
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (NR/A)
135,000	3.000	05/01/2022	135,950
270,000	3.000	05/01/2023	277,404
355,000	3.000	05/01/2024	370,919
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
435,000	5.000	05/01/2022	441,454
460,000	5.000	05/01/2023	486,842
485,000	5.000	05/01/2024	533,334
335,000	5.000	05/01/2025	381,254
355,000	4.500	05/01/2026	407,582
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
300,000	3.500	05/01/2022	302,557
305,000	3.500	05/01/2023	316,644
320,000	3.500	05/01/2024	341,374
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (Aa3/NR)(f)
2,770,000	5.000	03/01/2022	2,790,507
Miami-Dade County Water & Sewer System Revenue Refunding Bonds Series 2015 (AA-/A+)
9,075,000	5.000	10/01/2026	10,561,455
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(f)
110,000	3.500	05/01/2022	110,667
115,000	3.500	05/01/2023	118,415
120,000	3.500	05/01/2024	125,878
125,000	3.500	05/01/2025	133,478
North Broward Hospital District (NR/NR)
1,000,000	5.000	01/01/2022	1,000,000
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
185,000	3.750	05/01/2024	196,298
Orlando-Orange County Expressway Authority Refunding RB Series 2013A (A+/A+)(b)
3,430,000	5.000	07/01/2023	3,667,465
Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (BBB+/BBB-)
250,000	5.000	10/01/2022	258,507
640,000	5.000	10/01/2023	690,406
780,000	5.000	10/01/2024	874,369
275,000	5.000	10/01/2025	319,068

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
$1,105,000	4.000%	05/15/2026	$ 1,226,195
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018A-1 (A/NR)
195,000	3.000	11/01/2022	198,781
205,000	3.000	11/01/2023	213,481
210,000	3.000	11/01/2024	223,336
Parkway Center Community Development District Special Assessment Bonds Series 2018-2 (A-/NR)
85,000	3.500	05/01/2022	85,535
90,000	3.500	05/01/2023	92,902
90,000	3.500	05/01/2024	94,854
Parkway Center Community Development District Special Assessment Refunding Bonds Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	241,696
245,000	3.500	05/01/2024	257,057
255,000	3.500	05/01/2025	271,867
Paseo Community Development District Capital Improvement Revenue Refunding Bonds Series 2018 (A-/NR)
410,000	4.000	05/01/2022	413,376
425,000	4.000	05/01/2023	441,435
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (AA/NR)
500,000	3.000	05/01/2024	525,375
515,000	2.000	05/01/2025	532,405
520,000	2.000	05/01/2026	538,315
535,000	2.000	05/01/2027	551,999
Polk County School Board Refunding Certificates of Participation Series 2019B (NR/NR)
1,695,000	5.000	01/01/2025	1,919,643
River Bend Community Development District Senior Special Assessment Revenue Refunding Bonds Series 2016A-1 (A-/NR)
385,000	2.500	05/01/2022	387,237
395,000	2.500	05/01/2023	405,193
405,000	2.500	05/01/2024	421,376
415,000	2.750	05/01/2025	440,167
425,000	3.000	05/01/2026	460,653
River Glen Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021 (BBB+/NR)
80,000	2.500	05/01/2022	80,444
133,000	2.500	05/01/2023	135,455
137,000	2.500	05/01/2024	141,350
140,000	2.500	05/01/2025	145,799
143,000	2.500	05/01/2026	149,072
146,000	2.500	05/01/2027	152,308
148,000	2.500	05/01/2028	154,173
158,000	2.500	05/01/2030	163,632
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
195,000	3.000	05/01/2022	196,241
175,000	3.000	05/01/2023	178,940

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR) – (continued)
$235,000	3.000%	05/01/2024	$ 242,858
180,000	3.000	05/01/2025	187,057
225,000	3.000	05/01/2026	233,989
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
760,000	3.000	05/01/2022	764,861
395,000	3.000	05/01/2023	403,946
380,000	3.000	05/01/2024	392,795
240,000	3.000	05/01/2025	249,488
School District of Broward County COPS Series 2012 A (NR/NR)(b)
7,310,000	5.000	07/01/2022	7,484,380
South Fork East Community Development District Capital Improvement Revenue Refunding Bonds Series 2017 (BBB/NR)
405,000	2.875	05/01/2022	407,036
South Kendall Community Development District Special Assessment Refunding Bonds Series 2016 (BBB/NR)
335,000	2.250	11/01/2022	338,184
South Village Community Development District Capital Improvement Revenue & Refunding Bonds Series 2016A-1 (A/NR)
100,000	2.125	05/01/2022	100,306
100,000	2.375	05/01/2023	101,788
95,000	2.500	05/01/2024	98,017
100,000	2.750	05/01/2025	105,088
95,000	3.000	05/01/2026	101,553
South-Dade Venture Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (BBB/NR)
390,000	4.500	05/01/2022	394,238
State Board of Administration Finance Corp. Taxable RB Series 2020 A (Aa3/AA)
8,200,000	1.258	07/01/2025	8,160,009
State of Florida GO Refunding Bonds Series 2021 A (Aaa/AAA)
8,070,000	5.000	06/01/2026	9,635,144
Stonebrier Community Development District Special Assessment Refunding Bonds Series 2016 (A-/NR)
260,000	2.250	05/01/2022	261,198
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
109,000	3.000	05/01/2022	109,629
118,000	3.000	05/01/2024	121,454
121,000	3.000	05/01/2025	125,148
725,000	3.500	05/01/2031	774,914
787,000	4.000	05/01/2036	853,913
Talis Park Community Development District Senior Capital Improvement Refunding RB Series 2016A-1 (A+/NR)
185,000	2.250	05/01/2022	186,095
The Lee County School Board COPS Series 2020 A (Aa3/NR)
360,000	5.000	08/01/2022	369,987
640,000	5.000	08/01/2023	687,510
420,000	5.000	08/01/2024	468,942
520,000	5.000	08/01/2025	601,778
The Miami-Dade County School Board GO Bonds Series 2014 A (Aa3/AA-)
2,920,000	5.000	03/15/2029	3,203,262

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment Refunding Bonds Series 2018A-1 (AGM) (AA/NR)
$1,005,000	2.250%	05/01/2022	$ 1,010,816
1,030,000	2.500	05/01/2023	1,054,095
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (A-/NR)
125,000	3.875	05/01/2022	126,221
125,000	4.000	05/01/2023	126,359
135,000	4.125	05/01/2024	136,612
140,000	4.150	05/01/2025	141,636
145,000	4.250	05/01/2026	146,675
University of Florida Department of Housing & Residence Education Housing System RB Series 2021 A (Aa2/AA-)
5,110,000	5.000	07/01/2027	6,242,252
Verano Community Development District Senior Special Assessment Refunding Bonds Series 2017A-1 (BBB/NR)(f)
325,000	3.000	05/01/2022	327,052
335,000	3.100	05/01/2023	344,987
Viera East Community Development District Special Revenue Assessment Bonds Series 2020 (AGM) (AA/NR)
475,000	2.000	05/01/2023	480,904
490,000	2.000	05/01/2024	500,861
500,000	2.000	05/01/2025	513,417
795,000	2.000	05/01/2026	817,224
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
158,000	3.000	05/01/2022	158,912
165,000	3.000	05/01/2023	168,320
171,000	3.000	05/01/2024	176,005
177,000	3.000	05/01/2025	183,068
973,000	3.500	05/01/2030	1,027,226
1,433,000	4.000	05/01/2036	1,554,838
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
255,000	4.500	05/01/2023	257,730
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
340,000	4.000	05/01/2022	343,717
355,000	4.000	05/01/2023	370,361
380,000	4.000	05/01/2024	406,018
300,000	4.000	05/01/2025	327,763
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
1,200,000	5.000	05/01/2022	1,217,008
1,255,000	5.000	05/01/2023	1,325,823
1,325,000	5.000	05/01/2024	1,452,659
1,390,000	5.000	05/01/2025	1,573,560
1,460,000	5.000	05/01/2026	1,701,683
Vizcaya Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
210,000	2.250	11/01/2022	212,256
215,000	2.500	11/01/2023	220,644

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Volusia County School Board Certificates of Participation Series 2019 (NR/NR)
$1,255,000	5.000%	08/01/2022	$ 1,289,593
1,250,000	5.000	08/01/2023	1,341,148
Watergrass Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
590,000	2.000	05/01/2026	588,536

			330,618,423

Georgia – 3.3%
Bartow County Development Authority Pollution Control RB First Series 2013 (BBB+/A-) (PUTABLE)(a)(b)(c)
6,360,000	1.550	08/19/2022	6,409,812
Brookhaven Development Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 A (Aa2/AA+)
1,500,000	5.000	07/01/2022	1,535,481
1,585,000	5.000	07/01/2023	1,696,212
1,500,000	5.000	07/01/2024	1,670,641
Burke County Development Authority Pollution Control RB (BBB+/A-) (PUTABLE)(a)(b)(c)
2,115,000	2.250	05/25/2023	2,167,433
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-) (PUTABLE)(a)(b)(c)
4,055,000	2.150	06/13/2024	4,207,802
Burke County Development Authority Pollution Control RB First Series 2012 (BBB+/A-) (PUTABLE)(a)(b)(c)
6,045,000	1.550	08/19/2022	6,092,345
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (Baa1/BBB+) (PUTABLE)(a)(b)(c)
2,000,000	1.500	02/03/2025	2,046,404
Burke County Development Authority Pollution Control RB Refunding for Georgia Power Co. Series 2012 (Baa1/BBB+) (PUTABLE)(a)(b)(c)
23,865,000	1.700	08/22/2024	24,577,945
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-) (PUTABLE)(a)(b)(c)
4,000,000	2.925	03/12/2024	4,205,247
Burke County Development Authority Pollution Control RB Series 2017F (A-/BBB)(a)(b)
29,150,000	3.000	02/01/2023	29,935,791
Carroll County School District GO Bonds Series 2020 (ST AID WITHHLDG) (Aa1/NR)
200,000	5.000	04/01/2024	220,674
220,000	5.000	04/01/2025	252,133
City of Atlanta Department of Aviation RB Refunding Series 2014 B (Aa3/A+)
1,025,000	5.000	01/01/2024	1,119,210
City of Atlanta Department of Aviation RB Refunding Series 2020 A (Aa3/NR)
1,985,000	5.000	07/01/2024	2,210,815
4,900,000	5.000	07/01/2025	5,658,155
5,500,000	5.000	07/01/2026	6,551,795

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
City of Atlanta Department of Aviation RB Refunding Series 2020 B (AMT) (Aa3/NR)
$1,280,000	5.000%	07/01/2024	$ 1,417,849
2,000,000	5.000	07/01/2025	2,293,711
2,410,000	5.000	07/01/2026	2,850,921
City of Atlanta RB Refunding for Airport Passenger Facility Charge Series 2014 A (Aa3/A+)
2,330,000	5.000	01/01/2024	2,544,155
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (A3/BBB)
500,000	5.000	12/01/2022	520,997
500,000	5.000	12/01/2023	542,837
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2020 A (A2/A+)
150,000	5.000	04/01/2023	158,668
200,000	5.000	04/01/2025	228,654
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2021 (A2/A+)
700,000	5.000	04/01/2022	708,025
600,000	5.000	04/01/2023	634,672
650,000	5.000	04/01/2024	715,957
950,000	5.000	04/01/2025	1,086,108
County of DeKalb Water & Sewerage RB Series 2011 (Aa3/A+)
12,775,000	5.250	10/01/2041	12,912,786
County of Forsyth GO Sales Tax Bonds Series 2019 (Aaa/AAA)
8,025,000	5.000	09/01/2024	9,013,625
De Kalb County School District GO Sales Tax Bonds Series 2017 (ST AID WITHHLDG) (Aa1/AA+)
18,845,000	4.000	10/01/2022	19,379,216
De Kalb Private Hospital Authority RB for Children’s Healthcare of Atlanta Obligated Group Series 2019 B (Aa2/AA+)
1,000,000	5.000	07/01/2023	1,070,165
Downtown Smyrna Development Authority RB for City of Smyrna Series 2021 (NR/AAA)
1,815,000	5.000	02/01/2025	2,067,633
2,690,000	5.000	02/01/2026	3,172,300
2,645,000	5.000	02/01/2027	3,208,639
Emory University RB Series 2020B (AA/NR)
14,060,000	5.000	09/01/2025	16,311,632
Fayette Country Hospital Authority Revenue Anticipation Certificates Series 2019A (AA-/NR)(a)(b)
1,100,000	5.000	07/01/2024	1,200,411
Georgia State GO Bonds Series 2020 A (Aaa/AAA)
37,585,000	5.000	08/01/2024	42,078,050
Gwinnett County Water & Sewerage Authority RB Refunding Series 2021 (Aaa/AAA)
9,620,000	4.000	08/01/2025	10,832,933
Henry County School District GO Bonds Series 2018 (ST AID WITHHLDG) (Aa1/AA+)
5,340,000	5.000	08/01/2022	5,488,453
Main Street Natural Gas Gas Supply RB Series 2019B (NR/NR)(a)(b)
60,465,000	4.000	12/02/2024	65,989,578

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(a)(b)
$56,500,000	4.000%	09/01/2023	$ 59,565,408
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
1,500,000	5.000	05/15/2023	1,588,501
1,500,000	5.000	05/15/2024	1,648,118
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (WR/NR)
1,000,000	5.000	05/15/2022	1,016,301
Main Street Natural Gas, Inc. Gas Supply RB Series 2021 C (A3/NR)
500,000	4.000	12/01/2022	516,328
750,000	4.000	12/01/2023	798,693
750,000	4.000	12/01/2024	821,313
1,000,000	4.000	12/01/2025	1,121,367
1,240,000	4.000	12/01/2026	1,418,595
Mercer University RB Project Series 2021 (NR/NR)
150,000	5.000	10/01/2022	155,272
150,000	5.000	10/01/2023	162,062
200,000	5.000	10/01/2024	224,022
210,000	5.000	10/01/2025	243,212
625,000	5.000	10/01/2026	743,413
535,000	5.000	10/01/2027	652,350
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Refunding Series 2018 A (Aa2/AA+)
25,580,000	3.000	07/01/2022	25,940,131
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-) (PUTABLE)(a)(b)(c)
2,275,000	1.000	08/21/2026	2,279,564
Municipal Electric Authority of Georgia (NR/NR)(d)
3,965,000	5.000	01/01/2022	3,965,000
1,410,000	7.272	01/01/2022	1,410,000
Municipal Electric Authority of Georgia RB Series 2020 (A-/A1)
2,650,000	4.000	11/01/2023	2,821,088
Municipal Electric Authority of Georgia RB Refunding for Combined Cycle Project Series 2020 A (A1/A-)
1,250,000	3.000	11/01/2022	1,277,692
3,000,000	4.000	11/01/2024	3,290,180
800,000	4.000	11/01/2025	901,142
800,000	5.000	11/01/2026	958,817
Municipal Electric Authority of Georgia RB Refunding Series 2020 A (A2/A-)
3,875,000	5.000	01/01/2023	4,054,350
2,250,000	5.000	01/01/2024	2,451,149
Municipal Electric Authority RB Refunding Series 2019 A (A2/A-)
900,000	5.000	01/01/2023	941,656
Muscogee County School District GO Bonds Series 2021 (ST AID WITHHLDG) (Aa1/NR)
10,770,000	5.000	10/01/2025	12,560,254
Richmond County Board of Education GO Sales Tax Bonds Series 2021 (ST AID WITHHLDG) (AA+/NR)
750,000	5.000	10/01/2025	874,670
Savanah Economic Development Authority Recovery Zone Facility Revenune Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	442,007

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
$6,090,000	1.900%	08/01/2024	$ 6,286,664
The Dalton City Board of Water Light & Sinking Fund Commissioners RB Series 2020 (A2/A-)
325,000	5.000	03/01/2022	327,406
500,000	5.000	03/01/2023	526,599
350,000	5.000	03/01/2024	383,542
400,000	5.000	03/01/2025	454,752
Thomas County School District GO Sales Tax Bonds Series 2021 (ST INTERCEPT) (AA+/NR)
260,000	4.000	03/01/2024	280,455
285,000	4.000	03/01/2025	316,913
900,000	5.000	03/01/2026	1,062,215
785,000	5.000	03/01/2027	952,720

			452,419,791

Guam – 0.1%
A.B. Won Pat International Airport Authority RB Refunding General Series 2019 A (AMT) (ETM) (Baa2/BB)
1,000,000	5.000	10/01/2022	1,034,129
825,000	5.000	10/01/2023	890,020
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (ETM) (Baa2/BB)
2,000,000	3.319	10/01/2025	2,137,717
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (Baa2/NR)
1,100,000	3.133	10/01/2024	1,126,258
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (ETM) (Baa2/NR)
2,250,000	3.133	10/01/2024	2,365,696
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,120,000	2.499	10/01/2025	1,119,845
1,650,000	2.899	10/01/2027	1,650,019
Guam Power Authority RB Refunding Series 2012 A (AGM) (A2/AA)
1,535,000	5.000	10/01/2030	1,583,003
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
500,000	5.000	07/01/2022	510,773
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
400,000	5.000	07/01/2022	408,618
500,000	5.000	07/01/2023	531,440
400,000	5.000	07/01/2024	440,459
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
800,000	5.000	07/01/2022	815,437
500,000	5.000	07/01/2023	528,366

			15,141,780

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – 0.3%
City & County Honolulu RB for Wastewater System Series 2019 A (Aa2/NR)
$500,000	5.000%	07/01/2022	$ 511,978
240,000	5.000	07/01/2023	256,952
City & County of Honolulu HI GO Bonds Series 2012 (NR/Aa1)(b)
3,620,000	5.000	0	3,764,110
County of Maui GO Bonds Series 2021 (Aa1/AA+)
2,000,000	5.000	03/01/2024	2,201,232
1,000,000	5.000	03/01/2025	1,144,332
Hawaii State GO Bonds Series 2013 EH (NR/NR)(b)
6,125,000	5.000	08/01/2023	6,581,712
Honolulu City & County GO Bonds Series 2012 B (Aa1/NR)
3,060,000	5.000	11/01/2022	3,182,077
Honolulu City & County GO Bonds Series 2019 A (Aa1/NR)
3,795,000	5.000	09/01/2026	4,553,339
State of Hawaii Airports System RB Refunding Series 2020 E (A1/A+)
910,000	1.392	07/01/2025	903,855
1,350,000	1.706	07/01/2026	1,347,016
State of Hawaii Airports System Revenue COPS Series 2013 (AMT) (A2/A)
3,065,000	5.000	08/01/2023	3,287,486
State of Hawaii GO Bonds 2014 Series EO (AA+/AA)
13,875,000	4.000	08/01/2031	15,095,879

			42,829,968

Idaho – 0.0%
Idaho Health Facilities Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2015 D (Aa3/AA-)
1,170,000	5.500	12/01/2026	1,362,108

Illinois – 6.7%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
325,000	5.000	10/01/2025	374,315
250,000	5.000	10/01/2026	295,833
325,000	5.000	10/01/2027	393,664
325,000	5.000	10/01/2028	402,564
Champaign County Community Unit School District No 4 Champaign (NR/NR)(g)
100,000	0.000	01/01/2022	100,000
770,000	5.000	01/01/2022	770,000
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)(g)
100,000	0.000	01/01/2023	99,573
385,000	0.000	01/01/2024	380,175
480,000	0.000	01/01/2025	468,686
Champaign County Community Unit School District No. 4 Champaign GO Refunding Bonds Series 2020 B (NR/AA)
550,000	5.000	01/01/2023	576,020
270,000	5.000	01/01/2024	293,912
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(g)
540,000	0.000	12/01/2026	507,550
450,000	0.000	12/01/2027	413,318
460,000	0.000	12/01/2029	400,496

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL) (Baa2/BB)(g)
$9,285,000	0.000%	12/01/2024	$ 9,005,993
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)(g)
4,300,000	0.000	12/01/2022	4,273,389
550,000	0.000	12/01/2025	526,776
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
500,000	5.000	12/01/2022	520,810
5,000,000	5.000	12/01/2023	5,420,377
7,675,000	5.000	12/01/2024	8,622,998
3,000,000	5.000	12/01/2025	3,479,213
1,270,000	5.000	12/01/2026	1,514,290
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (Ba1/BBB+)(g)
4,645,000	0.000	01/01/2023	4,577,055
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL) (Baa2/BBB+)
6,935,000	5.500	01/01/2023	7,100,138
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (Ba1/WR/BBB+)
4,995,000	5.000	01/01/2023	5,228,235
Chicago Illinois GO Bonds Project Series 2011 A (Ba1/BBB+)(b)
15,460,000	5.000	01/10/2022	15,472,430
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
3,775,000	5.000	01/01/2027	4,449,572
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
2,480,000	5.000	01/01/2024	2,689,575
Chicago Illinois Midway Airport RB Refunding for Second Lien Series 2016 A (AMT) (NR/A-)
3,240,000	5.000	01/01/2024	3,522,212
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 B (A3/A-)
2,055,000	5.000	01/01/2025	2,149,062
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 A (AMT) (A3/A-)
6,500,000	5.000	01/01/2025	7,066,167
5,000,000	5.000	01/01/2030	5,426,140
1,000,000	5.000	01/01/2031	1,083,773
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A3/A-)
5,055,000	5.000	01/01/2027	5,500,577
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2013 B (A2/A)
1,025,000	5.000	01/01/2023	1,072,966
1,625,000	5.000	01/01/2024	1,700,832
1,485,000	5.000	01/01/2026	1,554,036
Chicago Illinois O’Hare International Airport RB Refunding for General Airport Senior Lien Series 2020 D (NR/A)
1,750,000	0.959	01/01/2023	1,754,483
1,500,000	1.168	01/01/2024	1,501,090
7,800,000	1.368	01/01/2025	7,785,551

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois O’Hare International Airport RB Refunding Series 2015 A (AMT) (NR/A)
$7,025,000	5.000%	01/01/2034	$ 7,840,372
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (NR/A)
1,950,000	5.000	01/01/2034	2,192,314
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Series 2017 B (NR/A)
100,000	5.000	01/01/2023	104,639
Chicago O’Hare International Airport Customer Facility Charge RB Series 2013 (Baa1/BBB)
1,025,000	5.750	01/01/2038	1,075,838
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (A2/A)
1,195,000	5.000	01/01/2026	1,213,614
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 B (AMT) (A2/A)
5,000,000	5.000	01/01/2026	5,077,881
2,980,000	4.000	01/01/2027	3,012,160
5,790,000	5.000	01/01/2030	5,880,186
Chicago O’Hare International Airport RB for Senior Lien Series 2017 E (NR/A)
3,275,000	5.000	01/01/2025	3,709,044
Chicago O’Hare International Airport RB Refunding Series 2015 A (AMT) (NR/A)
9,000,000	5.000	01/01/2031	10,050,256
4,745,000	5.000	01/01/2032	5,297,228
Chicago O’Hare International Airport RB Refunding Series 2015 B (NR/A)
6,055,000	5.000	01/01/2025	6,857,485
Chicago O’hare International Airport Senior Lien Revenue Refunding Bonds Series 2015B (Non-Amt) (A/A)
7,425,000	5.000	01/01/2026	8,409,055
Chicago Park District GO Refunding Bonds Series 2020 F-2 (NR/AA-)
350,000	5.000	01/01/2025	394,825
475,000	5.000	01/01/2026	552,695
Chicago Transit Authority Capital Grant Receipts RB Refunding Series 2021 (NR/A)
1,300,000	5.000	06/01/2022	1,324,464
600,000	5.000	06/01/2023	638,081
600,000	5.000	06/01/2024	663,339
Chicago Transit Authority Sales Tax Receipts Fund RB Refunding Series 2020 B (NR/AA)
1,215,000	1.708	12/01/2022	1,224,307
1,405,000	1.838	12/01/2023	1,420,914
1,605,000	2.064	12/01/2024	1,628,613
1,660,000	2.214	12/01/2025	1,687,846
City of Chicago GO Bonds Series 2015 A (BBB+/BBB-)
2,700,000	5.250	01/01/2028	3,049,196
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
600,000	5.000	01/01/2024	650,704
City of Chicago GO Refunding Bonds Series 2014 A (Ba1/BBB+)
500,000	5.000	01/01/2024	542,253

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Refunding Bonds Series 2016 C (ETM) (NR/NR)
$5,020,000	5.000%	01/01/2023	$ 5,254,402
City of Chicago GO Refunding Bonds Series 2016 C (NR/BBB+)
10,040,000	5.000	01/01/2023	10,508,805
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
4,675,000	5.000	01/01/2026	5,380,912
City of Chicago IL (NR/NR)
32,580,000	5.000	01/01/2022	32,580,000
5,000,000	5.250	01/01/2038	5,000,000
City of Chicago IL Wastewater Transmission Revenue (NR/NR)
3,110,000	5.000	01/01/2022	3,110,000
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (A/NR/A-)
2,000,000	5.000	11/01/2025	2,320,056
Cook County Community Consolidated School District No. 59 Elk Grove GO Bonds Series 2020 (NR/AAA)
1,250,000	4.000	03/01/2023	1,304,898
1,600,000	4.000	03/01/2024	1,723,716
Cook County Community School District No 97 Oak Park (NR/NR)
200,000	4.000	01/01/2022	200,000
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
590,000	4.000	01/01/2023	612,071
190,000	4.000	01/01/2024	203,224
Cook County GO Refunding Bonds Series 2021B (A+/AA-)
3,600,000	4.000	11/15/2022	3,716,680
2,500,000	4.000	11/15/2023	2,668,937
2,100,000	4.000	11/15/2024	2,308,204
3,100,000	4.000	11/15/2025	3,494,032
3,700,000	4.000	11/15/2026	4,259,477
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (Aa2/NR)
800,000	4.000	12/01/2022	827,464
Cook County Township High School District GO LT School Bonds Series 2017C (BAM) (AA/NR)
2,300,000	5.000	12/01/2025	2,673,182
Cook Kane Lake & McHenry Counties Community College District No. 512 GO Refunding Bonds for William Rainey Harper College Series 2017 B (Aaa/NR)
9,000,000	5.000	12/01/2022	9,396,513
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee GO Refunding Bonds Series 2020 (NR/AA-)
500,000	1.960	02/01/2024	505,955
Du Page Cook & Will Counties Community College District No. 502 GO Refunding Bonds Series 2021 (Aaa/NR)
6,355,000	5.000	06/01/2025	7,324,071
Illinois Development Finance Authority RB for United Community & Housing Development Corp. Series 1991 A (ETM) (NR/AA+)(g)
19,705,000	0.000	07/15/2023	19,572,025
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (NR/BBB)
300,000	5.000	12/01/2022	311,617
450,000	5.000	12/01/2023	484,701

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (NR/NR)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
$2,250,000	0.760%	05/01/2042	$ 2,255,142
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
250,000	5.000	10/01/2024	278,287
250,000	5.000	10/01/2025	287,436
500,000	5.000	10/01/2026	591,157
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (Baa1/A) (PUTABLE)(a)(b)(c)
1,890,000	0.700	09/01/2023	1,888,960
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
565,000	3.250	05/15/2022	569,310
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,000,000	5.000	09/01/2024	1,112,204
600,000	5.000	09/01/2025	689,029
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000	5.000	05/15/2026	610,311
1,060,000	5.000	05/15/2028	1,187,918
Illinois Finance Authority RB Refunding for OSF Healthcare System Obligated Group Series 2020 B-1 (A3/A)(a)(b)
3,500,000	5.000	11/15/2024	3,865,634
Illinois Finance Authority RB Refunding for Swedish Covenant Health Obligated Group Series 2016 A (NR/NR)(b)
2,255,000	5.250	08/15/2026	2,720,701
2,895,000	5.250	08/15/2026	3,492,874
2,225,000	5.250	08/15/2026	2,684,506
Illinois Finance Authority RB Series 2017B (AA+/NR)(a)(b)
8,390,000	5.000	12/15/2022	8,761,223
Illinois Finance Authority RB Series 2020B-2 (A/A)(a)(b)
4,500,000	5.000	11/15/2026	5,305,320
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (WR/BB+)(g)
10,665,000	0.000	06/15/2023	10,556,506
3,235,000	0.000	06/15/2025	3,120,517
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
10,150,000	5.250	06/15/2032	11,039,891
Illinois State GO Bonds Series 2013 (Baa2/BBB)
4,100,000	5.500	07/01/2024	4,411,306
2,210,000	5.500	07/01/2026	2,377,802
3,425,000	5.500	07/01/2027	3,684,521
Illinois State GO Bonds Series 2014 (Baa2/BBB)
3,255,000	5.000	05/01/2024	3,585,554
Illinois State GO Bonds Series 2016 (Baa2/BBB)
5,000,000	5.000	01/01/2024	5,440,169
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
1,615,000	5.000	12/01/2025	1,870,742
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
58,775,000	5.000	11/01/2022	61,031,737

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2017 D (Baa2/BBB) – (continued)
$87,245,000	5.000%	11/01/2023	$ 94,334,598
8,265,000	5.000	11/01/2024	9,264,751
4,850,000	5.000	11/01/2025	5,605,198
43,035,000	5.000	11/01/2026	51,065,727
10,000,000	5.000	11/01/2027	12,103,375
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
4,000,000	5.000	11/01/2024	4,483,848
Illinois State GO Bonds Series 2020 (Baa2/BBB)
2,000,000	5.375	05/01/2023	2,130,529
2,100,000	5.500	05/01/2024	2,337,467
Illinois State GO Bonds Series 2020 D (Baa2/BBB)
13,000,000	5.000	10/01/2024	14,532,190
Illinois State GO Bonds Series 2021 A (Baa2/BBB)
2,550,000	5.000	03/01/2022	2,569,250
3,000,000	5.000	03/01/2023	3,159,629
2,500,000	5.000	03/01/2024	2,737,621
5,300,000	5.000	03/01/2025	6,008,311
2,750,000	5.000	03/01/2026	3,207,421
Illinois State GO Bonds Series 2021 B (Baa2/BBB)
4,000,000	5.000	03/01/2022	4,030,195
3,500,000	5.000	03/01/2023	3,686,234
4,250,000	5.000	03/01/2024	4,653,956
4,500,000	5.000	03/01/2025	5,101,396
4,500,000	5.000	03/01/2026	5,248,507
Illinois State GO Bonds Series 2021 C (Baa2/BBB)
8,500,000	4.000	03/01/2022	8,550,723
10,000,000	4.000	03/01/2023	10,416,650
6,550,000	4.000	03/01/2024	7,032,257
1,500,000	4.000	03/01/2025	1,653,705
Illinois State GO Refunding Bonds Series 2016 (Baa2/BBB)
2,360,000	5.000	02/01/2023	2,476,808
10,000,000	5.000	02/01/2025	11,303,092
Illinois State GO Refunding Bonds Series 2018 A (Baa2/BBB)
2,000,000	5.000	10/01/2024	2,235,722
Illinois State GO Refunding Bonds Series 2019 B (Baa2/BBB)
7,095,000	5.000	09/01/2025	8,163,493
Illinois State RB Refunding Series 2016 C (NR/BBB+)
460,000	4.000	06/15/2024	497,776
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 (NR/BBB+)
310,000	5.000	06/15/2022	316,568
1,770,000	5.000	06/15/2023	1,884,704
115,000	5.000	06/15/2024	122,431
Illinois State Sales Tax RB Junior Obligation Series 2016 A (NR/BBB+)
2,125,000	5.000	06/15/2022	2,170,022
Illinois State Sales Tax RB Refunding Junior Obligation Series 2016 C (NR/BBB+)
3,225,000	5.000	06/15/2022	3,293,327
Illinois State Sales Tax RB Series 2013 (NR/BBB+)
175,000	2.450	06/15/2022	176,343
Illinois State Toll Highway Authority RB Refunding Senior Series 2018 A (Aa3/AA-)
2,250,000	5.000	01/01/2023	2,355,291

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State Toll Highway Authority RB Refunding Senior Series 2019 C (Aa3/AA-)
$9,395,000	5.000%	01/01/2025	$ 10,643,146
Illinois State Toll Highway Authority RB Refunding Series 2014 D (Aa3/AA-)
18,390,000	5.000	01/01/2024	20,053,291
Kane County School District No. 129 West Aurora GO Refunding Bonds Series 2015 (AGM) (Aa3/AA)
425,000	5.000	02/01/2022	426,544
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (A1/AA)
440,000	4.000	12/01/2022	454,491
520,000	5.000	12/01/2023	561,440
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2013 (NR/AA)(b)
1,500,000	5.625	01/15/2022	1,502,521
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2020 (NR/AA)
400,000	1.045	02/15/2025	396,464
Metropolitan Pier & Exposition Authority RB Refunding for Capital Appreciation for McCormick Place Expansion Series 1996 A (ETM) (NATL) (Baa2/NR)(g)
13,455,000	0.000	06/15/2022	13,433,944
Railsplitter Tobacco Settlement Authority RB Series 2017 (A/NR)
5,015,000	5.000	06/01/2022	5,111,468
Sales Tax Securitization Corp (NR/NR)
1,000,000	5.000	01/01/2022	1,000,000
Sales Tax Securitization Corp Bonds Series 2017A (AA-/AA-)
1,500,000	5.000	01/01/2023	1,570,502
Sales Tax Securitization Corp Bonds Series 2018C (AA-/AA-)
2,500,000	5.000	01/01/2023	2,617,502
4,180,000	5.000	01/01/2025	4,714,008
Sales Tax Securitization Corp Second Lien Bonds Series 2020A (AA-/AA-)
2,240,000	5.000	01/01/2025	2,526,167
3,055,000	5.000	01/01/2026	3,559,940
Sales Tax Securitization Corp Second Lien Bonds Series 2021A (AA-/AA-)
2,000,000	5.000	01/01/2026	2,338,304
4,000,000	5.000	01/01/2027	4,812,672
State of Illinois GO Bonds Series 2020 (BBB/Baa2)
2,000,000	5.125	05/01/2022	2,031,587
State of Illinois GO Bonds Series 2014 (Baa2/BBB)
3,300,000	5.000	02/01/2023	3,463,333
State of Illinois GO Bonds Series 2016 (Baa2/BBB)
15,000,000	5.000	06/01/2023	15,959,459
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
10,490,000	5.000	12/01/2023	11,379,089
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
2,000,000	5.000	10/01/2025	2,306,346
State of Illinois Sales Tax RB Refunding Series 2016 C (NR/BBB+)
6,405,000	4.000	06/15/2026	7,258,657

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois Sales Tax RB Refunding Series 2021 C (NR/BBB+)
$3,000,000	5.000%	06/15/2022	$ 3,063,560
2,500,000	5.000	06/15/2023	2,662,012
3,000,000	5.000	06/15/2024	3,319,118
Western Illinois University Board of Trustees Auxiliary Facilities System Refunding RB Series 2020 (BAM) (AA/NR)
1,000,000	4.000	04/01/2023	1,043,746
Will County Capital Appreciation Bonds 2005 (NATL) (NR/NR)(g)
7,520,000	0.000	11/01/2025	7,350,466
Will County Community High School District No 210 Lincoln-Way (NR/NR)
950,000	4.000	01/01/2022	950,000
Will County GO Bonds Series 2016 (AA+/NR)(b)
12,000,000	5.000	11/15/2025	14,044,710

			911,594,456

Indiana – 0.8%
City of Rockport Pollution Control Revenue Refunding Bonds Series 2009 B (NON-AMT) (A-/NR)
10,000,000	3.050	06/01/2025	10,732,774
City of Rockport Pollution Control Revenue Refunding Bonds Series D (A-/A)
11,000,000	0.750	04/01/2025	10,997,992
City of Whiting Environmental Facilities RB Series 2017 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
1,250,000	5.000	11/01/2024	1,410,601
City of Whiting Environmental Facilities Refunding RB Series 2019A (A-/NR) (PUTABLE)(a)(b)(c)
11,990,000	5.000	06/05/2026	14,247,002
Indiana Finance Authority (NR/NR)(a)
10,590,000	1.650	03/01/2027	10,590,000
8,065,000	1.650	12/01/2042	8,065,000
Indiana Finance Authority RB CWA Authority, Inc. Series 2015 A (NR/AA)
16,825,000	5.000	10/01/2045	18,740,896
Indiana Finance Authority RB Refunding for Indiana Department of Transportation Series 2016 C (Aa1/AA+)
7,890,000	5.000	12/01/2025	9,273,537
Indiana Finance Authority RB Refunding for Indiana University Health, Inc. Obligated Group Series 2016 A (Aa2/AA)
3,250,000	5.000	12/01/2025	3,807,479
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A2/A-) (PUTABLE)(a)(b)(c)
3,000,000	0.750	04/01/2026	2,986,426
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)(a)(b)(c)
4,525,000	0.950	04/01/2026	4,497,155
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2021 (A2/A-)
3,000,000	0.650	08/01/2025	2,978,778
Indiana Finance Authority RB Refunding for Parkview Health System Obligated Group Obligated Group Series 2017 A (Aa3/AA-)
1,635,000	5.000	11/01/2025	1,906,754

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (Aa3/AA-)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%)
$7,150,000	0.610%	11/01/2023	$ 7,167,196
Ivy Tech Community College of Indiana RB Refunding Series 2020 W (NR/AA)
435,000	5.000	07/01/2024	483,911
310,000	5.000	07/01/2025	357,498
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (ST INTERCEPT) (NR/AA+)
405,000	3.000	01/15/2022	405,358
290,000	5.000	07/15/2022	297,476
300,000	5.000	01/15/2023	314,829
375,000	3.000	07/15/2023	389,640

			109,650,302

Iowa – 0.0%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (A1/NR)
640,000	5.000	02/15/2022	643,507
630,000	5.000	02/15/2023	663,212
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000	4.000	05/15/2026	2,335,874

			3,642,593

Kansas – 0.5%
Sedgwick County GO Refunding Bonds Series 2017 (AA/NR)
3,100,000	5.000	09/01/2024	3,472,233
State of Kansas Department of Transportation RB Refunding Series 2015 A (Aa2/AA)
15,840,000	2.750	09/01/2023	16,440,288
State of Kansas Department of Transportation RB Series 2014 A (Aa2/AA)
3,630,000	5.000	09/01/2025	4,071,057
Wyandotte County GO Improvement Bonds Series 2016-A (AA-/NR)(b)
30,210,000	5.500	09/01/2026	36,858,022
Wyandotte County Taxable Utility System Refunding RB Series 2020-B (A/A)
130,000	0.789	09/01/2022	130,353
265,000	0.909	09/01/2023	265,629
775,000	1.129	09/01/2024	776,357
780,000	1.249	09/01/2025	779,430

			62,793,369

Kentucky – 1.4%
City of Owensboro Electric Light & Power System Refunding RB 2019 Series (A-/NR)
800,000	4.000	01/01/2023	827,732
1,400,000	5.000	01/01/2024	1,521,360
2,700,000	4.000	01/01/2025	2,963,419
City of Owensboro KY Electric Light & Power System Revenue (NR/NR)
1,140,000	5.000	01/01/2022	1,140,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (A/NR) (PUTABLE)(a)(b)(c)
$1,665,000	0.700%	09/01/2023	$ 1,663,262
Jefferson County Metro Government Health System RB Series 2020B (A/A+)(a)(b)
19,530,000	5.000	10/01/2023	21,096,171
Kentucky Asset Liability Commission General Fund RB Refunding for Floating Rate Project Notes Series 2020 A (A2/AA)
500,000	3.000	09/01/2022	509,550
4,000,000	5.000	09/01/2022	4,129,033
Kentucky Asset Liability Commission RB Refunding for 2014 Federal Highway Trust Fund Project Notes Series 2014 A (A2/AA)
4,830,000	5.000	09/01/2025	5,399,101
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (Baa2/NR)
2,470,000	5.000	06/01/2022	2,514,525
1,000,000	5.000	06/01/2023	1,060,694
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
685,000	5.000	08/01/2025	791,144
Kentucky Public Energy Authority Gas Supply RB 2018 Series A (NR/NR)(b)
1,210,000	4.000	04/01/2022	1,220,624
13,540,000	4.000	04/01/2024	14,466,984
Kentucky Public Energy Authority Gas Supply RB 2018 Series B (NR/NR)(a)(b)
7,255,000	4.000	01/01/2025	7,905,571
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1 (NR/A)(b)
1,765,000	4.000	06/01/2022	1,791,021
2,420,000	4.000	12/01/2022	2,498,351
3,765,000	4.000	06/01/2023	3,950,088
7,385,000	4.000	12/01/2023	7,860,096
11,555,000	4.000	06/01/2025	12,656,143
Kentucky Public Energy Authority Gas Supply RB 2019 Series C (NR/A)(a)(b)
20,000,000	4.000	02/01/2028	23,159,032
Kentucky Public Energy Authority Gas Supply RB 2020 Series A (NR/NR)(a)(b)
10,470,000	4.000	06/01/2026	11,833,868
Kentucky Public Energy Authority Gas Supply RB Series 2019 A-1 (A1/NR)(a)(b)
24,045,000	4.000	06/01/2025	26,359,697
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A1/A-)
5,110,000	5.000	11/01/2022	5,309,511
Kentucky State Turnpike Authority Economic Development Road RB for Revitalization Projects Series 2012 A (Aa3/A-)(b)
3,560,000	5.000	07/01/2022	3,644,924
2,000,000	5.000	07/01/2030	2,047,710
Kentucky State Turnpike Authority Economic Development Road RB Refunding for Revitalization Projects Series 2014 A (Aa3/A-)
2,995,000	5.000	07/01/2023	3,202,815

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A1/A)
$3,800,000	0.900%	09/01/2026	$ 3,810,535
Louisville Water Co. RB Refunding Series 2019 (Aaa/AAA)
9,390,000	5.000	11/15/2023	10,213,525

			185,546,486

Louisiana – 2.3%
Consolidated Government of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB Refunding Series 2020 (AGM) (A2/AA)
425,000	5.000	08/01/2022	436,289
610,000	5.000	08/01/2023	652,977
1,000,000	5.000	08/01/2024	1,114,068
1,100,000	5.000	08/01/2025	1,270,874
East Baton Rouge Sewerage Commission RB Refunding Series 2019 A (NR/AA-)
215,000	5.000	02/01/2022	215,788
135,000	5.000	02/01/2023	141,982
465,000	5.000	02/01/2024	509,651
East Baton Rouge Sewerage Commission RB Refunding Series 2019 B (NR/AA-)
1,395,000	5.000	02/01/2022	1,400,112
1,530,000	5.000	02/01/2023	1,609,133
1,570,000	5.000	02/01/2024	1,720,758
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR) (PUTABLE)(a)(b)(c)
11,800,000	1.000	12/01/2024	11,796,774
Louisiana Local Government Community Development Authority Subordinate Lien Revenue Refunding Bonds Series 2020B (A+/A+)(a)(b)
35,000,000	0.875	02/01/2025	35,094,472
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc.—Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
800,000	2.500	10/01/2022	812,766
950,000	5.000	10/01/2022	982,735
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
435,000	5.000	10/01/2026	509,903
Louisiana Public Facilities Authority RB Series 2020B (A/NR)(a)(b)
19,105,000	5.000	05/15/2025	21,932,188
Louisiana Stadium & Exposition District RB Series 2020 (NR/NR)
15,000,000	5.000	07/03/2023	15,664,753
Louisiana Stadium & Exposition District RB Series 2021 (NR/NR)
3,325,000	4.000	07/03/2023	3,461,913
Louisiana State GO Bonds Series 2012 A (Aa3/NR)
5,040,000	5.000	08/01/2022	5,180,708
Louisiana State GO Refunding Bonds Series 2014 C (Aa3/AA-)
11,520,000	5.000	08/01/2025	12,869,433
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(a)(b)(c)
12,160,000	2.000	04/01/2023	12,358,077

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (Baa3/BBB-) (PUTABLE)(a)(b)(c)
$12,250,000	2.125%	07/01/2024	$ 12,634,263
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-) (PUTABLE)(a)(b)(c)
23,150,000	2.100	07/01/2024	23,861,939
State of Louisiana Gasoline & Fuels Tax RB Refunding First Lien Series 2015 A (Aa2/AA-)
120,000,000	4.000	05/01/2041	131,509,320
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 A (Aa3/NR)(a)(b)
3,075,000	0.600	05/01/2023	3,078,645
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-1 (Aa3/NR)(a)(b)
4,615,000	0.600	05/01/2023	4,620,470
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-2 (Aa3/NR)(a)(b)
4,000,000	0.550	05/01/2022	4,000,827
State of Louisiana Gasoline & Fuels Tax RB Refunding Series 2020 A-2 (Aa2/NR)
800,000	0.543	05/01/2022	800,971
450,000	0.614	05/01/2023	450,041
265,000	0.769	05/01/2024	264,069
425,000	0.869	05/01/2025	421,076

			311,376,975

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
500,000	5.000	07/01/2022	511,953
550,000	5.000	07/01/2023	588,420
350,000	5.000	07/01/2024	389,631
250,000	5.000	07/01/2025	288,399
325,000	5.000	07/01/2027	397,403
Maine Turnpike Authority Revenue Refunding Bonds Series 2022 (AA-/AA-)(e)
3,000,000	5.000	07/01/2023	3,170,629
2,600,000	5.000	07/01/2024	2,857,290
2,650,000	5.000	07/01/2025	3,018,622
2,800,000	5.000	07/01/2026	3,287,755
2,955,000	5.000	07/01/2027	3,563,416
State of Maine GO Bonds Series 2018 D (Aa2/AA)
8,000,000	5.000	06/01/2022	8,159,234
4,290,000	5.000	06/01/2023	4,578,645
10,000,000	5.000	06/01/2025	11,528,570

			42,339,967

Maryland – 1.6%
Baltimore Maryland RB Refunding for Convention Center Hotel Project Series 2017 (NR/CCC)
500,000	5.000	09/01/2022	505,871
City of Baltimore Refunding RB Series 2013B (AA-/NR)(b)
5,000,000	5.000	01/01/2024	5,460,608

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Anne Arundel GO Refunding Bonds Series 2021 (Aa1/AAA)
$8,300,000	5.000%	04/01/2026	$ 9,848,913
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2012 (Aaa/AAA)
2,025,000	5.000	08/01/2022	2,081,774
County of Baltimore GO Bonds for Consolidated Public Improvement Series 2017 (Aaa/AAA)
2,825,000	5.000	03/01/2023	2,982,756
County of Baltimore MD (NR/NR)
835,000	4.000	01/01/2022	835,000
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
815,000	4.000	01/01/2023	845,405
1,050,000	4.000	01/01/2024	1,126,125
2,805,000	4.000	01/01/2025	3,100,670
County of Montgomery COPS Public Facilities Project Series 2020 A (Aa1/AA+)
6,430,000	5.000	10/01/2024	7,234,210
County of Montgomery GO Bonds for Consolidated Public Improvement Series 2013 A (Aaa/AAA)(b)
14,350,000	5.000	11/01/2023	15,580,983
County of Montgomery GO Refunding Bonds for Consolidated Public Improvement Series 2017 D (Aaa/AAA)
8,275,000	3.000	11/01/2022	8,470,133
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
685,000	2.625	07/01/2024	696,657
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 A (NR/A-)
750,000	5.000	07/01/2022	767,100
815,000	5.000	07/01/2023	869,651
1,000,000	5.000	07/01/2024	1,109,010
750,000	5.000	07/01/2025	860,142
1,250,000	5.000	07/01/2026	1,475,665
1,250,000	5.000	07/01/2027	1,515,751
Maryland Department of Transportation Consolidated Transportation Bonds Series 2021A (AAA/AA+)
17,915,000	5.000	10/01/2025	20,914,740
Maryland Department of Transportation Consolidated Transportation Bonds Series 2021B (AAA/AA+)
5,840,000	5.000	12/01/2024	6,617,465
Maryland Economic Development Corp. RB Refunding for Potomac Electric Power Co. Project Series 2019 (Baa1/A-)
8,315,000	1.700	09/01/2022	8,386,146
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
815,000	4.000	01/01/2024	871,558
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
165,000	4.000	10/01/2022	169,264
340,000	4.000	10/01/2023	359,303
350,000	4.000	10/01/2024	378,841
390,000	4.000	10/01/2025	431,962

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB Series 2020B-1 (A/NR)(a)(b)
$4,325,000	5.000%	07/01/2025	$ 4,878,907
Maryland Health & Higher Educational Facilities Authority RB Series 2020B-2 (A/NR)(a)(b)
7,000,000	5.000	07/01/2027	8,365,374
Maryland State Transportation Authority RB Series 2012 A (AMT) (A2/A)
1,345,000	5.000	06/01/2022	1,370,872
Maryland State Transportation Authority RB Series 2020 (Aa2/AA-)
900,000	5.000	07/01/2025	1,040,608
1,325,000	5.000	07/01/2026	1,582,931
Prince George’s County GO Bonds Series 2014A (AAA/AAA)
3,530,000	4.000	09/01/2032	3,860,668
1,360,000	4.000	09/01/2033	1,488,409
Prince George’s County GO Bonds Series 2016A (AAA/AAA)
9,355,000	5.000	07/01/2025	10,830,661
State of Maryland Department of Transportation RB Series 2017 (Aa1/AAA)
6,770,000	5.000	05/01/2026	7,777,535
State of Maryland Department of Transportation Second Issue RB Series 2018 (Aa1/AAA)
14,645,000	5.000	10/01/2025	17,097,201
State of Maryland Department of Transportation Third Issue RB Series 2015 (Aa1/AAA)
9,855,000	4.000	12/15/2026	10,566,194
State of Maryland GO Refunding Series 2015 B (Aaa/AAA)
15,000,000	4.000	08/01/2024	16,404,828
State of Maryland GO Refunding Series 2017 B (Aaa/AAA)
14,500,000	5.000	08/01/2025	16,841,960
Town of Chestertown Economic Development Refunding RB Series 2021A (BBB/NR)
1,035,000	5.000	03/01/2026	1,206,688
1,215,000	5.000	03/01/2027	1,452,148
University of Maryland Auxiliary Facility & Tuition RB 2018 Series A (AA+/AA+)
1,595,000	5.000	04/01/2022	1,613,681
1,075,000	5.000	04/01/2023	1,138,508

			211,012,876

Massachusetts – 2.7%
Commonwealth of Massachusetts GO Refunding Bonds 2020 Series A (AA/AA+)(a)(b)
26,000,000	5.000	06/01/2023	27,734,075
Commonwealth of Massachusetts GO Refunding Bonds 2020 Series B (AA/AA+)
18,500,000	5.000	11/01/2023	20,090,534
Massachusetts Bay Transportation Authority RB Refunding Series 2016 A (Aa1/AAA)
4,105,000	5.000	07/01/2025	4,755,625
Massachusetts Bay Transportation Authority RB Series 2005 A (Aa2/AA)
6,260,000	5.000	07/01/2025	7,238,010

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Bay Transportation Authority RB Series 2021 (Aa3/AA)
$133,900,000	4.000%	05/01/2025	$ 149,500,743
Massachusetts Clean Water Trust RB Refunding Series 2006 (Aaa/AAA)(d)
	(MUNI-CPI + 0.99%)
2,050,000	5.990	08/01/2023	2,168,744
Massachusetts Clean Water Trust RB State Revolving Green Bonds Series 2017 (Aaa/AAA)
3,795,000	5.000	02/01/2023	3,990,858
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group RB Refunding Series 2019 K (A3/A)
750,000	4.000	07/01/2022	763,794
750,000	5.000	07/01/2023	801,690
500,000	5.000	07/01/2024	555,823
Massachusetts Development Finance Agency RB for President & Trustees of Williams College Series 2011 (Aa1/AA+)(a)(b)
3,500,000	0.450	07/01/2025	3,481,599
Massachusetts Development Finance Agency RB Refunding for Northeastern University Series 2020 A (A1/NR)
1,575,000	5.000	10/01/2024	1,771,066
920,000	5.000	10/01/2025	1,072,182
Massachusetts Development Finance Agency RB Refunding for Partners Healthcare System, Inc. Series 2017 S-4 (Aa3/AA-)(a)(b)
2,000,000	5.000	01/25/2024	2,188,835
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
275,000	5.000	10/01/2022	284,476
300,000	5.000	10/01/2023	323,032
350,000	5.000	10/01/2024	391,224
300,000	5.000	10/01/2025	346,722
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
875,000	5.000	07/01/2022	894,905
725,000	5.000	07/01/2023	772,830
Massachusetts Housing Finance Agency RB Refunding Series 2020 216 (GNMA/FNMA/FHLMC) (Aa1/AA+)(a)(b)
5,250,000	1.850	06/01/2025	5,390,779
Massachusetts School Building Authority RB Taxable Refunding Series 2019 B (Aa3/AA)
2,305,000	2.078	10/15/2023	2,352,620
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(d)
	(3M USD LIBOR + 0.57%)
7,665,000	0.658	05/01/2037	7,705,104
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(d)
	(3M USD LIBOR + 0.57%)
11,560,000	0.658	05/01/2037	11,620,483
Massachusetts State GO Bonds Series 2014 F (Aa1/AA)
58,940,000	4.000	11/01/2031	60,642,936
Massachusetts State GO Bonds Series 2015 (Aa1/AA)
1,450,000	3.500	05/01/2036	1,500,395
Massachusetts State GO Refunding Bonds Series 2020 E (Aa1/AA)
2,650,000	0.695	11/01/2025	2,587,888

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State Special Obligation RB Series 2005 A (AGM) (Aa1/AA+)(a)
$705,000	1.000%	06/01/2022	$ 716,793
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (NR/NR)
875,000	5.000	01/01/2022	875,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Senior RB Refunding Series 2019 A (A2/A+)
1,300,000	5.000	01/01/2023	1,362,168
Massachusetts Transportation Trust Fund Metropolitan Highway System Subordinate RB Refunding Series 2019 A (Aa2/AA)(a)(b)
41,255,000	5.000	01/01/2023	43,155,997
Massachusetts Water Resources Authority RB Refunding Series 2016 C (Aa1/AA+)
3,970,000	5.000	08/01/2025	4,605,070

			371,642,000

Michigan – 1.5%
Allendale Public School GO Refunding Bonds Series 2016 (Q-SBLF) (NR/AA)
1,385,000	5.000	11/01/2022	1,439,664
Chippewa Valley Schools GO Bonds Series 2020 (Q-SBLF) (NR/Aa1)
255,000	0.478	05/01/2023	254,064
375,000	0.640	05/01/2024	370,862
1,520,000	0.790	05/01/2025	1,490,813
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
800,000	5.000	07/01/2022	818,561
900,000	5.000	07/01/2023	958,957
13,450,000	5.000	07/01/2048	14,733,478
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (NR/AA)
1,500,000	5.000	07/01/2022	1,534,802
1,500,000	5.000	07/01/2023	1,598,261
500,000	5.000	07/01/2024	553,191
550,000	5.000	07/01/2025	608,077
Detroit Michigan School District GO Refunding Bonds for School Building and Site Improvement Series 2012 A (Q-SBLF) (Aa1/AA)
7,455,000	5.000	05/01/2023	7,569,136
1,095,000	5.000	05/01/2031	1,111,974
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(d)
	(3M USD LIBOR + 0.60%)
28,240,000	0.744	07/01/2032	28,344,189
Great Lakes Water Authority Sewage Disposal System RB Refunding for Second Lien Series 2020 B (A2/A+)
260,000	1.492	07/01/2022	261,433
Great Lakes Water Authority Sewage Disposal System RB Refunding Series 2020 A (A1/AA-)
115,000	1.503	07/01/2023	116,151
370,000	1.604	07/01/2024	373,904
200,000	1.654	07/01/2025	201,510

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Lansing Board of Water & Light Utility System RB Series 2021B (AA-/NR)(a)(b)
$11,135,000	2.000%	07/01/2026	$ 11,799,052
Michigan Finance Authority Hospital Revenue & Refunding Bonds (AA-/AA-)
2,380,000	5.000	12/01/2026	2,869,522
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (NR/BB+)
500,000	3.800	10/01/2022	508,615
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (A1/AA)
9,225,000	5.000	07/01/2022	9,443,205
5,000,000	5.000	07/01/2023	5,344,603
Michigan Finance Authority Local Government Loan Program RB Refunding for Trinity Health Corp. Obligated Group Project Series 2015 (Aa3/AA-)(b)
2,650,000	5.000	12/01/2025	3,046,321
1,205,000	5.500	12/01/2027	1,400,192
9,840,000	5.000	06/01/2022	10,035,036
Michigan Finance Authority RB Refunding for Great Lakes Water Authority Water Supply System Revenue Series 2014 D-2 (AGM) (A1/AA)
4,000,000	5.000	07/01/2024	4,440,255
Michigan Finance Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2017 A (Aa3/AA-)
1,950,000	5.000	12/01/2023	2,122,146
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A)
5,000,000	0.897	06/01/2022	5,005,908
5,000,000	1.086	06/01/2023	4,999,211
5,500,000	1.376	06/01/2024	5,487,374
10,000,000	1.476	06/01/2025	9,923,581
Michigan State Building Authority 2013 Revenue & Revenue Refuning Bonds Series 1-A (AA-/AA-)
1,000,000	5.000	10/15/2029	1,079,317
Michigan State Building Authority RB Refunding Series 2020 (Aa2/NR)
1,110,000	0.461	10/15/2022	1,109,719
750,000	0.602	04/15/2023	748,852
920,000	0.652	10/15/2023	916,052
1,810,000	0.816	10/15/2024	1,790,629
2,880,000	0.916	10/15/2025	2,823,750
Michigan State Hospital Finance Authority RB Refunding for Trinity Health Corp. Obligated Group Series 2008 C (Aa3/WR/AA-)
2,215,000	5.000	12/01/2025	2,592,129
Michigan State Hospital Finance Authority Refunding And Project RB Series 2010F-5 (AA+/A-1+/AA+/F1+)(a)(b)
4,400,000	2.400	03/15/2023	4,511,569
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (Baa2/NR)
2,210,000	5.000	12/31/2023	2,399,285

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (Baa2/NR) – (continued)
$2,685,000	5.000%	06/30/2024	$ 2,967,504
3,500,000	5.000	12/31/2024	3,937,172
Okemos Public Schools GO Bonds Series 2019 (Q-SBLF) (Aa1/NR)
2,380,000	5.000	05/01/2023	2,528,705
2,730,000	5.000	05/01/2024	3,018,137
Regents of University of Michigan General RB Series 2012B (AAA/A-1+/NR)(a)
19,790,000	0.010	04/01/2042	19,790,000
Regents of University of Michigan General RB Series 2012E (AAA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.27%)
3,430,000	0.370	04/01/2022	3,430,428
Star International Academy Refunding Bonds Series 2020 (BBB/NR)
665,000	4.000	03/01/2023	684,850
690,000	4.000	03/01/2024	724,858
720,000	4.000	03/01/2025	770,315
745,000	4.000	03/01/2026	808,680
775,000	4.000	03/01/2027	852,295
Wayne County Airport Authority RB Series 2018C (NON-AMT) (A-/A)
500,000	5.000	12/01/2022	521,935
Wayne State University Board of Governors General RB Series 2018A (A+/NR)
1,005,000	5.000	11/15/2030	1,169,828
970,000	5.000	11/15/2031	1,127,603
Wayne State University Board of Governors General RB Series 2020A (A+/NR)
745,000	1.097	11/15/2022	747,834
500,000	1.219	11/15/2023	501,347
700,000	1.322	11/15/2024	698,545
Western Michigan University Board of Trustees General RB Series 2019A (A/NR)
1,490,000	5.000	11/15/2022	1,551,541
160,000	5.000	11/15/2023	173,406
Ypsilanti Community Schools 2016 UT GO Refunding Bonds Series A (Q-SBLF) (AA/NR)
1,000,000	5.000	05/01/2022	1,015,502
Ypsilanti Community Schools 2020 UT GO Refunding Bonds (Q-SBLF) (AA/NR)
500,000	1.810	05/01/2023	502,042
515,000	1.889	05/01/2024	515,427

			204,773,304

Minnesota – 0.9%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000	2.000	12/01/2029	5,946,989
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2022 (NR/BBB-)(e)
275,000	5.000	06/15/2025	308,731
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)(e)
300,000	5.000	06/15/2023	315,846
265,000	5.000	06/15/2024	288,507
360,000	5.000	06/15/2026	414,402

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (Baa1/NR)
$500,000	4.000%	05/01/2022	$ 505,879
575,000	5.000	05/01/2023	609,422
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2016 A (NR/A+)
2,760,000	5.000	01/01/2026	3,231,619
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2019 B (AMT) (NR/A)
2,810,000	5.000	01/01/2024	3,054,758
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
100,000	3.000	12/01/2022	102,111
100,000	3.000	12/01/2023	104,053
100,000	4.000	12/01/2024	108,632
180,000	4.000	12/01/2025	199,937
Minnesota Independent School District GO School Building Bonds Series 2019A (SD CRED PROG) (AAA/NR)
5,170,000	5.000	02/01/2025	5,889,621
Minnesota State Colleges & Universities Board Of Trustees RB Series 2021A (AA-/NR)
1,555,000	5.000	10/01/2026	1,869,655
Minnesota State GO Bonds Series 2015 A (Aa1/AAA)
5,500,000	5.000	08/01/2035	6,358,602
Minnesota State Trunk Highway GO Bonds Series 2020 F (Aa1/AAA)
2,450,000	2.500	08/01/2026	2,651,671
Minnesota State Trunk Highway GO Refunding Bonds Series 2020 G (Aa1/AAA)
6,560,000	0.400	08/01/2022	6,562,290
5,275,000	0.400	08/01/2023	5,248,142
Minnesota State Various Purpose GO Refunding Bonds Series 2020 F (Aa1/AAA)
12,850,000	1.000	08/01/2022	12,898,732
13,730,000	1.000	08/01/2023	13,788,862
State of Minnesota GO Bonds Series 2021 A (Aa1/AAA)
28,260,000	5.000	09/01/2025	32,886,272
State of Minnesota GO Bonds Series 2021 B (Aa1/AAA)
5,165,000	5.000	09/01/2025	6,010,531
State of Minnesota GO Various Purpose Bonds Series 2015A (AAA/AAA)
13,000,000	5.000	08/01/2034	15,044,448
State of Minnesota State Trunk Highway GO Bonds Series 2015 B (Aa1/AAA)
3,240,000	5.000	08/01/2022	3,331,029

			127,730,741

Mississippi – 0.5%
City of Jackson GO Refunding Bonds Series 2021 (Baa3/A+)
340,000	5.000	03/01/2022	342,484
325,000	5.000	03/01/2023	341,783
500,000	5.000	03/01/2024	548,712
1,000,000	5.000	03/01/2025	1,139,245
830,000	5.000	03/01/2026	977,725

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Business Finance Corp Solid Waste Disposal RB Series 2002 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
$1,000,000	2.200%	06/03/2024	$ 1,035,351
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2019 (Baa3/BBB+)
3,425,000	2.500	04/01/2022	3,440,079
Mississippi Hospital Equipment & Facilities Authority Revenue Refunding Bonds Series 2020A-1 (BBB+/NR)(a)(b)
7,750,000	5.000	09/01/2025	8,739,630
Mississippi State GO Bonds Series 2015 F (Aa2/AA)(b)
5,000,000	5.000	11/01/2025	5,853,843
5,000,000	5.000	11/01/2025	5,853,844
State of Mississippi RB Series 2015 E (A3/A-)
2,000,000	5.000	10/15/2023	2,157,890
2,575,000	5.000	10/15/2024	2,883,812
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR) (PUTABLE)(a)(b)(c)
8,225,000	2.900	09/01/2023	8,540,358
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
9,085,000	1.375	06/16/2025	9,327,905
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020C (NON-AMT) (BBB/NR)(a)(b)
9,300,000	1.375	06/16/2025	9,516,409
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(c)
1,175,000	1.600	06/16/2025	1,211,340

			61,910,410

Missouri – 0.4%
Kansas City Industrial Development Authority RB Refunding for Kansas City International Airport Project Series 2020 C (A2/A-)
5,000,000	0.889	03/01/2022	5,001,314
4,000,000	1.075	03/01/2023	3,996,683
3,000,000	1.302	03/01/2024	2,986,919
3,220,000	1.402	03/01/2025	3,184,478
Metropolitan St. Louis Sewer District RB Refunding Series 2015 B (Aa1/AAA)(b)
4,665,000	5.000	05/01/2025	5,367,272
8,770,000	5.000	05/01/2038	10,007,558
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
570,000	5.000	09/01/2023	606,877
600,000	5.000	09/01/2024	660,122
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
665,000	5.000	02/15/2022	668,621
575,000	5.000	02/15/2023	605,113
400,000	5.000	02/15/2024	438,558
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
105,000	5.000	10/01/2024	117,215
125,000	5.000	10/01/2025	144,267

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for Union Electric Co. Project Series 1992 (A2/A)
$5,300,000	1.600%	12/01/2022	$ 5,304,899
Southeast Missouri State University System Facilities Refunding RB Series 2020 (A/NR)
585,000	5.000	04/01/2022	591,490
1,200,000	5.000	04/01/2023	1,266,716
1,405,000	5.000	04/01/2024	1,532,686
1,410,000	5.000	04/01/2025	1,590,127
2,795,000	5.000	04/01/2026	3,246,325
St. Louis Revenue & Refunding Rb Series 2007-A (AGM) (AA/A)
1,000,000	5.250	07/01/2026	1,200,313

			48,517,553

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
310,000	5.000	07/01/2022	317,364
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A3/A-)
8,790,000	2.000	08/01/2023	8,997,539
Gallatin County High School District No. 7 GO Bonds for School Building Series 2017 A (Aa2/NR)
470,000	5.000	12/01/2022	490,574
Montana Facility Finance Authority (NR/NR)
750,000	5.000	01/01/2022	750,000
Montana Facility Finance Authority RB for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
500,000	5.000	01/01/2023	523,347

			11,078,824

Nebraska – 0.2%
Central Plans Energy Project Gas Supply Revenue Refunding Bonds Series 2019 (NR/AA-)(a)(b)
12,400,000	4.000	08/01/2025	13,765,559
Douglas County Hospital Authority No. 2 RB for Children’s Hospital Obligated Group Series 2020 B (A1/NR)(a)(b)
2,100,000	5.000	11/15/2025	2,420,399
Douglas County Hospital Authority No. 2 RB for Nebraska Medicine Obligated Group Series 2020 A (NR/AA-)(b)(d)(f)
	(SIFMA Municipal Swap Index Yield + 0.50%)
2,625,000	0.560	08/01/2023	2,625,226
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (A1/NR)
110,000	5.000	11/15/2023	119,431
175,000	5.000	11/15/2025	203,181
Sarpy County LT Building Bonds Series 2021 (NR/NR)
1,775,000	5.000	06/01/2024	1,970,519
1,580,000	5.000	06/01/2025	1,820,353
1,465,000	5.000	06/01/2026	1,744,192

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nebraska – (continued)
Washington County Wastewater & Solid Waste Disposal Facilities Revenue Refunding Bonds Series 2012 (A/NR) (PUTABLE)(a)(b)(c)
$4,700,000	0.900%	09/01/2025	$ 4,731,158

			29,400,018

Nevada – 0.6%
City of North Las Vegas GO Refunding Bonds for Wastewater Reclamation Series 2019 (BAM) (A1/AA)
1,970,000	5.000	06/01/2024	2,184,986
Clark County School District Building GO Bonds Series 2016 B (A1/A+)
1,190,000	5.000	06/15/2022	1,215,773
Clark County School District Building GO Bonds Series 2017 A (A1/A+)
3,675,000	5.000	06/15/2022	3,754,592
Clark County School District GO Bonds Series 2020 A (AGM) (A1/A+)
600,000	3.000	06/15/2022	607,632
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
250,000	3.000	06/15/2023	259,822
275,000	3.000	06/15/2024	292,166
325,000	3.000	06/15/2025	352,409
550,000	5.000	06/15/2026	653,742
Clark County Water Reclamation District GO Refunding Bonds for Water Reclamation Series 2016 (Aa1/AAA)
3,640,000	5.000	07/01/2022	3,727,198
County of Clark Department of Aviation RB Refunding for Jet Aviation Fuel Tax Series 2013 A (AMT) (A1/A)
500,000	5.000	07/01/2022	511,726
1,650,000	5.000	07/01/2025	1,724,681
2,100,000	5.000	07/01/2026	2,194,189
County of Clark Department of Aviation RB Refunding Series 2019 D (Aa3/A)
21,925,000	5.000	07/01/2026	26,096,400
County of Clark GO Bonds Series 2013 (Aa1/AA+)(b)
19,840,000	5.000	11/01/2023	21,548,789
County of Clark Passenger Facility Charge RB Refunding Series 2017 B (AMT) (Aa3/A)
5,000,000	5.000	07/01/2023	5,341,495
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A1/A-)
12,000,000	1.450	12/01/2024	12,188,384
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
700,000	5.000	07/01/2025	804,107
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
200,000	5.000	07/01/2024	221,960
Washoe County Gas & Water Facilities Refunding RB Series 2016B (NON-AMT) (A+/A-1/WD) (PUTABLE)(a)(b)(c)
2,160,000	3.000	06/01/2022	2,182,952

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Washoe County Water Facilities Refunding RB Series 2016C (AMT) (NR/NR) (PUTABLE)(a)(b)(c)
$2,000,000	0.625%	04/15/2022	$ 2,000,740

			87,863,743

New Hampshire – 0.2%
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-1 (A-/A-2/NR)(a)(b)
1,250,000	2.150	07/01/2024	1,289,720
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-2 (A-/A-2/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,158,881
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-3 (A-/A-2/NR)(a)(b)
5,000,000	2.150	07/01/2024	5,158,881
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-4 (A-/A-2/NR)(a)(b)
3,000,000	2.150	07/01/2024	3,095,328
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
220,000	4.000	01/01/2024	232,400
285,000	4.000	01/01/2025	308,119
265,000	4.000	01/01/2026	292,200
250,000	4.000	01/01/2027	279,950
New Hampshire Municipal Bond Bank RB 2021 C (NR/AA+)
5,440,000	5.000	08/15/2026	6,529,124

			22,344,603

New Jersey – 5.5%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
500,000	5.000	03/01/2023	525,700
City of Clifton GO Refunding Bonds Series 2021 (BAM) (NR/AA)
2,455,000	3.000	08/15/2025	2,662,963
1,105,000	3.000	08/15/2026	1,218,362
City of Newark GO Refunding Bonds Series 2020 A (AGM ST AID WITHHLDG) (A2/AA)
1,000,000	5.000	10/01/2023	1,074,957
800,000	5.000	10/01/2024	890,056
650,000	5.000	10/01/2025	746,557
750,000	5.000	10/01/2026	886,354
City of Newark GO Refunding Bonds Series 2020 A (ST AID WITHHLDG) (Baa1/NR)
750,000	5.000	10/01/2022	773,503
City of Newark GO Refunding Bonds Series 2020 B (AGM SCH BD RES FD) (A2/AA)
525,000	5.000	10/01/2023	564,352
650,000	5.000	10/01/2024	723,171
600,000	5.000	10/01/2025	689,130
City of Newark GO Refunding Bonds Series 2020 B (SCH BD RES FD) (A3/NR)
580,000	5.000	10/01/2022	599,057
City of Plainfield GO Bonds Series 2021 (NR/NR)
15,517,000	1.000	08/16/2022	15,590,481

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
County of Cape May GO Bonds Series 2019 (Aa1/NR)
$2,450,000	4.000%	10/01/2022	$ 2,519,638
2,655,000	4.000	10/01/2024	2,914,756
County of Mercer GO Bonds Series 2021 (NR/AA+)
1,985,000	2.000	02/15/2025	2,071,063
County of Monmouth GO Bonds Series 2021A (AAA/AAA)
6,550,000	5.000	01/15/2025	7,453,865
6,415,000	5.000	01/15/2026	7,559,729
2,975,000	5.000	01/15/2027	3,615,932
County of Monmouth GO Refunding Bonds Series 2021B (AAA/AAA)
4,000,000	5.000	01/15/2026	4,713,783
New Jersey Economic Development Authority (NR/NR)
220,000	4.000	01/01/2022	220,000
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (NR/BBB)
10,325,000	5.375	01/01/2043	11,308,214
New Jersey Economic Development Authority RB Series 2005 (AMBAC) (BBB/Baa1)
12,350,000	5.500	09/01/2024	13,926,591
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (NR/B)
225,000	4.000	07/01/2022	227,279
270,000	4.000	01/01/2023	275,356
275,000	4.000	07/01/2023	283,084
320,000	4.000	01/01/2024	332,116
325,000	4.000	07/01/2024	340,156
New Jersey Economic Development Authority RB for School Facilities Construction Series 2014 UU (Baa1/BBB)
10,070,000	5.000	06/15/2040	11,086,446
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 A (A1/A+)
1,375,000	1.000	06/01/2023	1,386,910
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 B (AMT) (A1/A+) (PUTABLE)(a)(b)(c)
8,645,000	1.200	06/01/2023	8,708,781
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 C (AMT) (A1/A+)
2,550,000	1.150	06/01/2023	2,573,853
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A1/A+)
3,100,000	0.850	12/01/2025	3,099,171
New Jersey Economic Development Authority RB Refunding for Provident Group – Montclair Properties L.L.C. – Montclair University Student Housing Project Series 2017 (AGM) (A2/AA)
1,000,000	4.000	06/01/2022	1,011,762
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (Baa1/BBB)(d)
	(SIFMA Municipal Swap Index Yield + 1.25%)
13,315,000	1.310	09/01/2025	13,490,679

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2015 XX (Baa1/BBB)
$6,900,000	5.000%	06/15/2025	$ 7,898,835
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
2,345,000	5.000	06/15/2023	2,499,166
6,500,000	5.000	06/15/2024	7,192,058
New Jersey Economic Development Authority RB Refunding for State of New Jersey Department of the Treasury Series 2013 (Baa1/BBB)
36,700,000	5.000	03/01/2027	38,605,614
New Jersey Economic Development Authority RB Series 1997 B (AGM) (A2/AA)(g)
7,019,000	0.000	02/15/2023	6,950,357
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
260,000	5.000	06/15/2022	265,476
250,000	5.000	06/15/2023	266,436
300,000	5.000	06/15/2024	331,941
385,000	5.000	06/15/2025	440,732
555,000	5.000	06/15/2026	655,329
445,000	5.000	06/15/2027	539,972
New Jersey Educational Facilities Authority RB Refunding for Stevens Institute of Technology Series 2017 A (NR/BBB+)
440,000	5.000	07/01/2022	450,076
New Jersey Health Care Facilities Financing Authority RB for RWJ Barnabas Health Obligated Group Series 2021 A (Aa3/AA-)
7,670,000	5.000	07/01/2025	8,874,081
New Jersey Health Care Facilities Financing Authority RB Refunding for AHS Hospital Corp. Series 2016 (Aa3/AA-)
1,620,000	5.000	07/01/2026	1,923,475
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack Meridian Health Obligated Group Series 2017 A (NR/AA-)
1,990,000	5.000	07/01/2024	2,216,384
New Jersey Health Care Facilities Financing Authority RB Refunding for RWJ Barnabas Health Obligated Group Series 2016 A (Aa3/AA-)
1,505,000	5.000	07/01/2026	1,798,709
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (Baa2/BBB)
1,240,000	5.000	07/01/2022	1,267,462
New Jersey Healthcare Facilities Financing Authority Revenue & Refunding Bonds Series 2019B-1 (AA-/NR)(a)(b)
13,480,000	5.000	07/01/2024	14,979,930
New Jersey Healthcare Facilities Financing Authority Revenue & Refunding Bonds Series 2019B-2 (AA-/NR)(a)(b)
6,825,000	5.000	07/01/2025	7,857,384
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,260,000	0.500	11/01/2023	1,259,683
1,595,000	0.650	05/01/2024	1,594,542
3,085,000	0.750	11/01/2024	3,083,725
2,310,000	0.900	11/01/2025	2,310,166

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Turnpike Authority RB Refunding Series 2005 A (AGM) (A2/AA)
$1,615,000	5.250%	01/01/2026	$ 1,915,273
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A2/A+)(d)
	(1M USD LIBOR + 0.60%)
15,565,000	0.671	01/01/2023	15,597,146
New Jersey State Turnpike Authority RB Refunding Series 2017 D-1 (A2/A+)(d)
	(1M USD LIBOR + 0.70%)
5,000,000	0.771	01/01/2024	5,043,230
New Jersey State Turnpike Authority RB Series 2014 A (A2/A+)
8,650,000	5.000	01/01/2027	9,615,740
New Jersey Transportation Trust Fund Authority RB Series 2018 (A+/Baa1)
2,000,000	5.000	06/15/2024	2,214,336
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(g)
28,575,000	0.000	12/15/2028	25,539,592
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (AGM-CR) (A2/AA)
25,080,000	5.250	12/15/2022	26,268,599
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(g)
25,055,000	0.000	12/15/2025	24,039,223
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (BHAC-CR AMBAC) (Aa1/AA+)(g)
1,130,000	0.000	12/15/2026	1,073,945
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(g)
34,235,000	0.000	12/15/2027	31,528,679
320,000	0.000	12/15/2031	266,143
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (Baa1/BBB)
3,435,000	5.000	12/15/2023	3,738,434
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
8,105,000	5.000	12/15/2024	9,142,683
12,905,000	5.000	12/15/2025	15,010,033
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,000,000	5.000	12/15/2023	2,176,672
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (Baa1/A+)
5,000,000	5.000	06/15/2022	5,105,772
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (Baa1/BBB)
27,745,000	5.250	12/15/2023	30,330,218
New Jersey Transportation Trust Fund Authority RB Series 2004 A (NATL) (Baa1/BBB)
4,920,000	5.750	06/15/2023	5,296,627

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Series 2006 C (AMBAC) (Baa1/BBB)(g)
$3,500,000	0.000%	12/15/2026	$ 3,297,051
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (Baa1/A+)
11,250,000	5.000	06/15/2023	11,994,686
New Jersey Transportation Trust Fund Authority Transportation System RB Series 2006 A (AGM-CR) (A2/AA)
30,330,000	5.500	12/15/2022	31,839,106
New Jersey Turnpike Authority (NR/NR)
5,000,000	0.549	01/01/2022	5,000,000
3,560,000	5.000	01/01/2022	3,560,000
Rutgers GO Bonds 2013 Series L (A+/WD)(b)
12,000,000	5.000	05/01/2023	12,758,058
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (A3/BBB+)
22,450,000	4.000	06/01/2023	23,576,435
50,135,000	5.000	06/01/2024	55,491,233
44,005,000	5.000	06/01/2025	50,441,352
20,000,000	5.000	06/01/2026	23,648,670
19,885,000	5.000	06/01/2027	24,167,780
State of New Jersey GO Bonds Series 2021 (A3/BBB+)
10,000,000	2.000	06/01/2026	10,491,336
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB+)
2,035,000	3.200	06/01/2027	2,060,070
Toms River Regional School District Board of Education Bonds (SCH BD RES FD) (AA-/NR)
2,695,000	2.000	07/15/2022	2,720,168
Township of Bridgewater GO Bonds Series 2021 A (NR/SP-1+)
21,454,000	1.000	08/02/2022	21,557,975
Township of Monroe Middlesex County GO Refunding Bonds Series 2021 (NR/AA+)
1,520,000	4.000	01/15/2023	1,578,847
1,545,000	4.000	01/15/2024	1,657,773
1,555,000	4.000	01/15/2025	1,718,329
1,030,000	4.000	01/15/2026	1,166,155
1,045,000	4.000	01/15/2027	1,211,177
Township of Plainsboro General Improvement Bonds Series 2016 (AAA/NR)
1,050,000	2.000	08/01/2022	1,061,155

			744,225,041

New Mexico – 0.6%
City of Farmington Pollution Control Revenue Refunding Bonds 2010 Series B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
3,800,000	2.125	06/01/2022	3,825,266
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)(a)(b)(c)
3,330,000	0.875	10/01/2026	3,314,321
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 C (Baa2/BBB) (PUTABLE)(a)(b)(c)
10,000,000	1.150	06/01/2024	10,136,883

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 D (Baa2/BBB) (PUTABLE)(a)(b)(c)
$14,760,000	1.100%	06/01/2023	$ 14,884,779
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 E (Baa2/BBB) (PUTABLE)(a)(b)(c)
11,500,000	1.150	06/01/2024	11,657,415
New Mexico Finance Authority RB Refunding for State Transportation Commission Series 2012 (Aa1/AA+)
4,075,000	5.000	06/15/2022	4,163,815
New Mexico Finance Authority RB Series 2021 A (Aa2/AA)
3,600,000	5.000	06/15/2025	4,149,235
3,400,000	5.000	06/15/2026	4,049,546
State of New Mexico GO Bonds Series 2021 (Aa2/AA)
18,290,000	5.000	03/01/2025	20,867,749
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
100,000	4.000	09/01/2023	105,170
100,000	4.000	09/01/2024	107,985
175,000	4.000	09/01/2025	193,477
150,000	5.000	09/01/2026	176,050

			77,631,691

New York – 16.5%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
5,400,000	1.625	11/01/2025	5,565,407
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (Ba1/NR)
500,000	5.000	07/15/2022	511,960
500,000	5.000	07/15/2023	534,024
Broome County Local Development Corp. RB Refunding for United Health Services Hospitals Obligated Group Series 2020 (AGM) (NR/AA)
500,000	5.000	04/01/2024	549,908
520,000	5.000	04/01/2025	592,696
500,000	5.000	04/01/2026	588,471
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
120,000	4.000	06/15/2023	125,731
120,000	4.000	06/15/2024	129,126
110,000	4.000	06/15/2025	121,281
City of Auburn GO Bonds Series 2021 (MIG1/NR)
30,000,000	1.000	08/17/2022	30,153,945
City of New York GO Bonds Fiscal 2014 Series D Subseries D-3 (Aa2/WR/AA)(a)(b)
42,105,000	5.000	02/01/2024	45,074,438
City of New York GO Bonds Series 2012 B (Aa2/AA)
6,675,000	5.000	08/01/2023	6,856,537
City of Troy GO Bonds Series 2021 (NR/NR)
15,000,000	1.500	07/29/2022	15,107,621
Connetquot Central School District of Islip GO Bonds Series 2021 (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)
5,085,000	1.250	07/27/2022	5,111,332

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
County of Monroe GO Bonds Series 2021 (NR/AA-)
$2,890,000	5.000%	06/01/2024	$ 3,207,600
5,160,000	5.000	06/01/2025	5,944,951
5,465,000	5.000	06/01/2026	6,509,118
5,085,000	5.000	06/01/2027	6,237,460
County of Nassau GO Bonds for General Improvement Series 2017 B (A2/A+)
2,345,000	5.000	04/01/2022	2,372,639
County of Nassau GO Bonds for General Improvement Series 2018 B (AGM) (A2/AA)
1,000,000	5.000	07/01/2022	1,023,905
County of Nassau GO Bonds Series 2014 A (A2/A+)(b)
12,040,000	5.000	04/01/2024	13,284,565
County of Suffolk Public Improvement Serial Bonds 2018 Series A (AGM) (AA/BBB+)
5,005,000	5.000	06/01/2022	5,102,529
County of Suffolk Public Improvement Serial Bonds 2019 Series A (BAM) (AA/BBB+)
3,160,000	5.000	04/01/2023	3,342,197
County of Suffolk Refunding Serial Bonds 2017 Series A (AGM) (AA/BBB+)
7,035,000	4.000	02/01/2023	7,312,457
County of Suffolk Refunding Serial Bonds 2017 Series B (AGM) (AA/BBB+)
6,360,000	4.000	10/15/2023	6,764,789
County of Suffolk Refunding Serial Bonds 2020 Series B (AGM) (AA/BBB+)
3,430,000	5.000	05/15/2022	3,489,614
3,115,000	5.000	05/15/2023	3,311,573
County of Suffolk Refunding Serial Bonds 2020 Series C (AGM) (AA/BBB+)
1,275,000	0.899	06/15/2022	1,277,909
1,060,000	1.046	06/15/2023	1,063,413
2,690,000	1.407	06/15/2024	2,706,428
Dutchess County Local Development Corp. RB for Health QuestSystems Obligated Group Series 2016 B (Baa2/A-)
24,725,000	5.000	07/01/2046	28,893,595
Fairport Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)
20,000,000	1.000	07/22/2022	20,086,746
Greene Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)
6,175,000	1.500	07/15/2022	6,216,628
Indian River Central School District at Philadelphia GO Bonds Series 2021 (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)
20,000,000	1.250	06/29/2022	20,100,166
Long Island Power Authority Electic System General RB Series 2019B (A/A)(a)(b)
13,675,000	1.650	09/01/2024	14,003,727
Long Island Power Authority RB Refunding Series 2014 C (A2/A)(b)(d)
	(1M USD LIBOR + 0.75%)
34,000,000	0.821	10/01/2023	34,002,570
Long Island Power Authority RB Refunding Series 2015 C (A2/A)(b)(d)
	(1M USD LIBOR + 0.75%)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority RB Refunding Series 2015 C (A2/A)(b)(d) – (continued)
$28,500,000	0.821%	10/01/2023	$ 28,502,237
Long Island Power Authority RB Refunding Series 2020 B (A2/A)(a)(b)
8,000,000	0.850	09/01/2025	8,018,234
Long Island Power Authority RB Refunding Series 2021 B (A2/A)(a)(b)
15,000,000	1.500	09/01/2026	15,370,076
Long Island Power Authority RB Series 2012 B (A2/A)
10,000,000	5.000	09/01/2027	10,313,099
Long Island Power Authority RB Series 2021 (A2/A)
14,000,000	1.000	09/01/2025	14,064,429
Massena Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)
27,000,000	1.250	06/30/2022	27,139,990
Metropolitan Transportation Authority Dedicated Tax Fund Bonds Anticipation Notes Series 2019 A (NR/SP-1+)
32,650,000	5.000	03/01/2022	32,897,882
Metropolitan Transportation Authority Dedicated Tax RB Refunding RMKT 08/13/13 Series 2008 B-4 (NR/AA)
14,265,000	5.000	11/15/2023	15,510,146
Metropolitan Transportation Authority Dedicated Tax RB Refunding Series 2012 (NR/AA)
6,975,000	5.000	11/15/2029	7,252,528
Metropolitan Transportation Authority RB Anticipation Notes Series 2020 A-1 (MIG2/SP-2)
41,265,000	5.000	02/01/2023	43,329,121
Metropolitan Transportation Authority RB Anticipation Notes Series 2020A-2S (MIG2/SP-2)
30,390,000	4.000	02/01/2022	30,476,654
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,250,000	4.000	11/15/2026	4,850,134
3,750,000	5.000	11/15/2027	4,563,167
Metropolitan Transportation Authority RB Refunding Series 2012 D (A3/BBB+)
4,750,000	5.000	11/15/2030	4,926,885
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
1,040,000	5.000	11/15/2025	1,205,425
Metropolitan Transportation Authority RB Refunding Series 2017 C-1 (A3/BBB+)
9,000,000	5.000	11/15/2026	10,695,407
Metropolitan Transportation Authority RB Refunding Subseries 2012 G-4 (A3/NR/BBB+)(b)(d)
	(1M USD LIBOR + 0.55%)
26,460,000	0.618	11/01/2022	26,532,776
Metropolitan Transportation Authority RB RMKT 03/18/21 Series 2002 B-1 (NR/AA)
7,000,000	3.000	11/01/2022	7,158,506
Metropolitan Transportation Authority RB RMKT 11/15/13 Subseries 2008 B-3 (A3/BBB+)
1,280,000	5.000	11/15/2023	1,386,638
Metropolitan Transportation Authority RB Series 2011 B (A3/WR/BBB+)(b)(d)
	(1M USD LIBOR + 0.55%)
26,625,000	0.618	11/01/2022	26,698,229

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Series 2012 H (A3/BBB+)
$1,570,000	5.000%	11/15/2033	$ 1,628,030
3,110,000	5.000	11/15/2042	3,222,721
Metropolitan Transportation Authority RB Series 2015 B (A3/BBB+)
2,340,000	5.250	11/15/2055	2,630,047
Metropolitan Transportation Authority RB Series 2019 D-1 (MIG2/SP-2)
9,000,000	5.000	09/01/2022	9,279,721
Metropolitan Transportation Authority RB Subseries 2014 D-2 (A3/BBB+)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.45%)
15,000,000	0.510	11/15/2022	15,011,928
Metropolitan Transportational Authority Grant Anticipation Note Series 2021A (SP-1+/NR)
86,500,000	0.777	11/15/2022	86,573,110
Metropolitan Transportational Authority Revenue Green Bonds Series 2019A (BBB+/A-)(a)(b)
56,070,000	5.000	11/15/2024	62,733,460
Monroe County Industrial Development Corp. RB Refunding for Rochester Regional Health Obligated Group Series 2020 A (NR/BBB+)
300,000	5.000	12/01/2022	312,458
250,000	5.000	12/01/2023	271,069
600,000	5.000	12/01/2024	673,741
750,000	5.000	12/01/2025	870,431
Moravia Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (MIG1/NR)
5,410,000	1.250	06/30/2022	5,437,783
New York City GO Bonds Fiscal 2008 Series J Subseries J-3 (Aa2/WR/AA)
19,400,000	5.000	08/01/2022	19,940,470
New York City GO Bonds Fiscal 2019 Series A (Aa2/AA)
10,000,000	5.000	08/01/2022	10,278,593
New York City GO Bonds Series 2010 F-1 (Aa2/AA)
2,160,000	5.887	12/01/2024	2,442,871
New York City GO Bonds Series 2015 F-1 (Aa2/AA)
5,395,000	5.000	06/01/2025	6,217,681
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)(a)
300,000	0.010	01/01/2032	300,000
New York City GO Bonds Subseries 2012 A-1 (Aa2/AA)(b)
10,210,000	5.000	10/01/2022	10,576,630
New York City GO Refunding Bonds Fiscal 2018 Series A (Aa2/AA)
4,175,000	5.000	08/01/2026	4,996,491
New York City GO Refunding Bonds Fiscal 2019 Series A (Aa2/AA)
4,395,000	5.000	08/01/2024	4,913,160
4,670,000	5.000	08/01/2025	5,413,438
New York City GO Refunding Bonds Subseries 2020 C-1 (Aa2/AA)
1,160,000	5.000	08/01/2024	1,296,761
New York City GO Refunding Bonds Subseries 2021 A-1 (Aa2/AA)
11,845,000	5.000	08/01/2024	13,241,497
6,265,000	5.000	08/01/2025	7,262,353
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(a)(b)
7,010,000	2.750	12/29/2023	7,159,617

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (Aa2/AA+)(a)(b)
$10,500,000	1.125%	11/01/2024	$ 10,520,755
New York City Housing Development Corp. RB Series 2020 D-2 (FHA 542 (C)) (Aa2/AA+)(a)(b)
2,000,000	0.700	11/01/2024	2,003,044
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (Baa1/NR)(d)
2,505,000	7.679	03/01/2025	2,707,597
2,610,000	7.689	03/01/2026	2,869,756
2,725,000	7.699	03/01/2027	3,037,001
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (NATL) (Baa1/NR)(d)
	(MUNI-CPI + 0.86%)
2,405,000	7.669	03/01/2024	2,547,132
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
1,000,000	5.000	01/01/2024	1,090,445
1,000,000	5.000	01/01/2025	1,131,256
2,000,000	5.000	01/01/2026	2,335,722
New York City Transitional Finance Authority Building Aid RB Refunding Series 2021 S-1B (ST AID WITHHLDG) (Aa3/AA)
32,670,000	0.640	07/15/2024	32,277,705
New York City Transitional Finance Authority Building Aid RB Series 2015 S-1 (ST AID WITHHLDG) (Aa3/AA)
10,000,000	5.000	07/15/2033	11,318,367
New York City Transitional Finance Authority Future Tax Secured RB Refunding Series 2015 C (Aa1/AAA)
2,325,000	5.000	11/01/2024	2,622,682
New York City Transitional Finance Authority Future Tax Secured RB Refunding Series 2020 A Subseries 2020 A-1 (Aa1/AAA)
20,500,000	5.000	11/01/2023	22,262,484
14,000,000	5.000	11/01/2025	16,355,914
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2007 C-3 (AGM) (Aa1/AAA)(a)
200,000	0.010	11/01/2027	200,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2013 Subseries A-6 (Aa1/WR/AAA)
15,750,000	5.000	08/01/2027	19,396,835
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2014 D-1 (Aa1/AAA)
4,600,000	5.000	02/01/2028	5,032,656
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2015 B-1 (Aa1/AAA)
3,825,000	5.000	08/01/2030	4,266,535
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-2 (Aa1/AAA)
23,565,000	2.570	11/01/2023	24,245,418
25,580,000	2.640	11/01/2024	26,572,583
17,885,000	2.740	11/01/2025	18,763,855

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2019 C-4 (Aa1/VMIG1/AAA/A-1)(a)
$26,000,000	0.010%	11/01/2044	$ 26,000,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2020 Subseries A-4 (Aa1/AAA)
7,800,000	1.940	05/01/2024	7,945,976
33,155,000	2.010	05/01/2025	33,882,646
New York City Water & Sewer System RB Refunding Series 2021 DD (Aa1/AA+)
20,000,000	5.000	06/15/2026	23,869,394
New York City Water & Sewer System RB Series 2013 DD (Aa1/AA+)
10,000,000	5.000	06/15/2035	10,663,450
New York City Water & Sewer System RB Subseries 2021 AA-2 (Aa1/AA+)
4,250,000	5.000	06/15/2028	5,146,057
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2016 B (Baa2/NR)
1,370,000	5.000	11/15/2022	1,421,588
540,000	5.000	11/15/2023	582,406
New York Convention Center Development Corp. RB Refunding for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
860,000	5.000	11/15/2022	894,754
25,000	5.000	11/15/2024	28,052
270,000	5.000	11/15/2025	312,807
6,000,000	5.000	11/15/2026	6,968,687
New York State Dormitory Authority Northwell Health Obigated Group RB Series 2019B-2 (A-/A-)(a)(b)
10,230,000	5.000	05/01/2024	11,070,322
New York State Dormitory Authority RB for New York State University Series 2013 A (Aa3/A+)(b)
2,450,000	5.000	07/01/2023	2,623,814
New York State Dormitory Authority RB for State of New York Personal Income Tax Revenue Series 2010 D (Aa2/AA+)
7,770,000	5.000	03/15/2024	8,452,751
New York State Dormitory Authority RB for State of New York Sales Tax Revenue Series 2015 B (Aa2/AA+)
2,635,000	5.000	03/15/2031	3,050,452
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa2/AA+)
62,425,000	5.000	03/15/2023	65,992,951
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
925,000	5.000	07/01/2024	1,014,229
970,000	5.000	07/01/2025	1,095,944
1,025,000	5.000	07/01/2026	1,188,935
New York State Dormitory Authority RB Refunding for Northwell Health Obligated Group Series 2019 A (A3/A-)
1,170,000	5.000	05/01/2022	1,187,982
1,215,000	5.000	05/01/2023	1,289,574
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2015 B (Aa2/AA+)
1,920,000	5.000	02/15/2029	2,179,415

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2015 E (Aa2/AA+)
$32,965,000	3.250%	03/15/2035	$ 34,412,955
New York State Dormitory Authority Sales Tax RB Refunding Series 2014 A (Aa2/AA+)
5,580,000	5.000	03/15/2029	6,127,758
New York State Dormitory Authority Sales Tax RB Refunding Series 2015 B (Aa2/AA+)
8,225,000	5.000	03/15/2032	9,515,272
New York State Dormitory Authority Sales Tax RB Refunding Series 2018 E Group 1 (Aa2/AA+)
31,875,000	5.000	03/15/2023	33,696,841
New York State Dormitory Authority Sales Tax RB Series 2015A (AA+/AA+)
6,810,000	5.000	03/15/2026	7,794,534
New York State Dormitory Authority Sales Tax RB Series 2015B (AA+/AA+)
6,735,000	5.000	03/15/2026	7,845,258
New York State Dormitory Authority School District Financing RB Series 2020 A (AGM) (A1/AA)
550,000	5.000	10/01/2022	569,750
675,000	5.000	10/01/2023	729,898
815,000	5.000	10/01/2024	915,741
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (Aa2/AA+)
730,000	4.900	03/15/2023	767,098
New York State Dormitory Authority State Personal Income Tax RB for General Purpose Series 2019 A (ETM) (Aa2/NR)
34,055,000	5.000	03/15/2025	39,018,598
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2012 A (Aa2/AA+)
5,125,000	5.000	12/15/2029	5,353,765
New York State Dormitory Authority State Personal Income Tax RB Refunding for General Purpose Series 2017 A (Aa2/AA+)
2,150,000	5.000	02/15/2026	2,542,006
New York State Energy Research & Development Authority Pollution Control RB 2004 Series C (A-/A-) (PUTABLE)(a)(b)(c)
17,000,000	2.625	07/03/2023	17,479,208
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(a)
27,750,000	0.175	07/01/2034	27,750,000
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
3,710,000	1.100	05/01/2027	3,710,086
New York State Housing Finance Agency RB Series 2021 D-2 (SONYMA) (Aa2/NR)(a)(b)
8,500,000	0.650	11/01/2025	8,462,243
New York State Housing Finance Agency RB Series 2021 E-2 (SONYMA) (Aa2/NR)(a)(b)
5,000,000	0.650	11/01/2025	4,977,790
New York State Thruway Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2021 A-1 (NR/AA+)
38,920,000	5.000	03/15/2026	46,124,185

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Thruway Authority RB Series 2014 J (A1/A)
$4,040,000	5.000%	01/01/2041	$ 4,376,765
New York State Urban Development Corp Sales Tax RB Series 2021 A (AA+/AA+)
29,605,000	5.000	03/15/2025	33,889,445
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (Aa2/AA+)
1,120,000	5.000	03/15/2027	1,229,944
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2017 A (Aa2/AA+)
945,000	5.000	03/15/2022	954,150
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2010 C (Aa2/AA+)
4,435,000	5.360	03/15/2024	4,854,241
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2013 C (Aa2/AA+)
10,000,000	5.000	03/15/2029	10,562,848
New York State Urban Development Corp. Taxable Refunding RB Series 2017 B (Aa2/AA+)
10,175,000	2.670	03/15/2023	10,420,685
28,250,000	2.860	03/15/2024	29,389,580
New York State Urban Development Corp. Taxable Refunding RB Series 2017 D-1 (Aa2/AA+)
20,015,000	2.980	03/15/2025	21,109,630
New York Transportation Development Corp (NR/NR)
5,000,000	5.000	01/01/2022	5,000,000
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
5,300,000	5.000	01/01/2023	5,535,089
13,975,000	5.000	01/01/2024	15,184,608
8,000,000	5.000	01/01/2025	9,009,125
3,425,000	5.000	01/01/2026	3,977,792
3,000,000	5.000	01/01/2028	3,665,703
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM) (A2/AA)
1,000,000	4.000	07/01/2037	1,076,845
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A2/AA)
915,000	4.000	07/01/2032	988,355
1,250,000	4.000	07/01/2046	1,341,770
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
250,000	5.000	12/01/2022	260,148
1,500,000	5.000	12/01/2023	1,621,926
1,850,000	5.000	12/01/2024	2,076,797
2,315,000	5.000	12/01/2025	2,669,336
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 B (Baa1/NR)
1,200,000	1.610	12/01/2022	1,206,172
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
850,000	5.000	12/01/2022	884,979
2,080,000	5.000	12/01/2023	2,252,801
1,000,000	5.000	12/01/2024	1,125,988

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR) – (continued)
$830,000	5.000%	12/01/2025	$ 960,153
1,000,000	5.000	12/01/2026	1,188,127
1,100,000	5.000	12/01/2027	1,335,314
1,000,000	5.000	12/01/2028	1,240,794
Oswego City School District GO Bonds Series 2021 (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)
8,025,000	1.250	07/22/2022	8,069,993
Port Authority of New York & New Jersey Consolidated Bonds 158th Series (A+/A+)
6,315,000	5.859	12/01/2024	7,142,786
Port Authority of New York & New Jersey Consolidated Bonds 177th Series (A+/A+)
2,715,000	4.000	07/15/2031	2,810,364
Port Authority of New York & New Jersey Consolidated Bonds 183rd Series (A+/A+)
1,025,000	4.000	12/15/2036	1,111,285
Port Authority of New York & New Jersey Consolidated Bonds 189th Series (A+/A+)
2,710,000	5.000	05/01/2028	3,100,533
Port Authority of New York & New Jersey Consolidated Bonds 194th Series (A+/A+)
1,025,000	5.000	10/15/2034	1,186,092
Port Authority of New York & New Jersey Consolidated Bonds 223rd Series (A+/A+)
1,125,000	5.000	07/15/2022	1,153,268
1,500,000	5.000	07/15/2023	1,605,230
2,355,000	5.000	07/15/2024	2,618,630
1,400,000	5.000	07/15/2025	1,611,863
2,250,000	5.000	07/15/2026	2,667,958
1,625,000	5.000	07/15/2027	1,975,271
Port Authority of New York & New Jersey Consolidated Bonds 227th Series (A+/A+)
17,910,000	3.000	10/01/2027	19,879,631
Port Authority of New York & New Jersey Consolidated Bonds 275th Series (A+/A+)
2,505,000	5.000	09/15/2025	2,899,955
Port Authority of New York & New Jersey Consolidated Bonds Series 186 (A+/A+)
8,345,000	5.000	10/15/2033	9,250,423
Port Authority of New York & New Jersey Consolidated Notes Series AAA (A+/A+)
179,290,000	1.086	07/01/2023	180,245,454
Portville Central School District GO Bonds Series 2021 (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)
6,850,000	1.500	06/30/2022	6,892,573
Sales Tax Asset Receivable Corp Sales Tax Asset RB Fiscal 2015 Series A (AA+/AA+)(b)
1,365,000	5.000	10/15/2024	1,540,160
2,500,000	4.000	10/15/2024	2,751,700
Salmon River Central School District GO Bond Anticipation Notes 2021 (ST AID WITHHLDG) (NR/NR)
15,000,000	1.250	08/05/2022	15,092,249
State of New York GO Refunding Bonds Series 2021 B (Aa2/AA+)
20,850,000	1.250	03/15/2027	20,588,839

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
State of New York GO Refunding Bonds Series 2021 B (Aa2/AA+) – (continued)
$1,675,000	1.450%	03/15/2028	$ 1,660,248
State of New York GO Taxable Refunding Bonds Series 2019B (AA+/AA+)
10,000,000	2.260	02/15/2026	10,367,772
Suffolk Tobacco Asset Securitization Settlement Asset Backed Bonds Series 2021B-1 (A/NR)
1,500,000	0.450	06/01/2031	1,494,489
Town of Oyster Bay Public Improvement Refunding Serial Bonds 2020 (A+/NR)
820,000	4.000	11/01/2022	844,778
Town of Oyster Bay Public Improvement Refunding Serial Bonds 2020 (BAM) (AA/NR)
500,000	4.000	11/01/2023	532,849
475,000	4.000	11/01/2024	521,508
750,000	4.000	11/01/2025	845,124
800,000	4.000	11/01/2026	922,256
675,000	4.000	11/01/2027	792,914
Town of Oyster Bay Public Improvement Refunding Serial Bonds 2021 (A+/NR)
475,000	2.000	03/01/2022	476,302
440,000	4.000	03/01/2023	458,328
425,000	4.000	03/01/2024	456,811
Town of Oyster Bay Public Improvement Refunding Serial Bonds 2021 (AGM) (AA/NR)
575,000	4.000	03/01/2025	636,704
925,000	4.000	03/01/2026	1,050,118
825,000	4.000	03/01/2027	956,900
850,000	4.000	03/01/2028	1,003,477
Triborough Bridge & Tunnel Authority General RB Series 2012A (AA-/AA-)
5,000,000	4.000	11/15/2036	5,147,477
Triborough Bridge & Tunnel Authority General RB Series 2014A (AA-/AA-)
20,135,000	5.000	11/15/2039	22,133,226
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds Series 2012B (AA-/AA-)
7,125,000	5.000	11/15/2028	7,413,565
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds Series 2018B (AA-/AA-)
7,610,000	5.000	11/15/2025	8,898,894
Triborough Bridge & Tunnel Authority General Revenue Variable Rate Refunding Bonds Subseries 2005B-4A (AA-/AA-)(b)(d)
	(SOFR + 0.38%)
6,500,000	0.414	02/01/2024	6,510,387
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021B (AA+/AA+)(a)(b)
22,000,000	5.000	05/15/2026	26,020,185
Triborough Bridge & Tunnel Authority Second Subordinate RB Anticipation Notes Series 2021A (NR/A+)
49,195,000	5.000	11/01/2025	57,331,046
Utility Debt Securitization Authority Restructuring Bonds Series 2013TE (AAA/AAA)
9,740,000	5.000	12/15/2030	10,600,392
2,500,000	5.000	12/15/2041	2,709,621

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Utility Debt Securitization Authority Restructuring Bonds Series 2015 (AAA/AAA)
$3,000,000	5.000%	12/15/2036	$ 3,511,415

			2,243,945,747

North Carolina – 2.2%
Charlotte-Mecklenburg Hospital Authority RB for Atrium Health Obligated Group Series 2021 B (Aa3/AA-) (PUTABLE)(a)(b)(c)
18,000,000	5.000	12/02/2024	20,342,266
Charlotte-Mecklenburg Hospital Authority RB Series 2018E (AA-/NR)(a)(b)
6,500,000	0.800	10/31/2025	6,500,470
City of Charlotte Airport Special Facilities RB Refunding Series 2021 A (Aa3/NR)
3,075,000	5.000	07/01/2025	3,551,938
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	442,007
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
450,000	2.000	10/01/2024	468,007
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(c)
2,150,000	2.100	10/01/2024	2,237,115
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB) (PUTABLE)(a)(b)(c)
4,550,000	1.375	06/16/2025	4,671,653
County of Wake GO Public Improvement Bonds Series 2021 (AAA/AAA)
7,845,000	5.000	04/01/2026	9,323,541
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2014 A (Aa1/NR)(b)
71,475,000	5.000	04/01/2022	72,315,668
North Carolina Capital Facilities Finance Agency RB Refunding for Campbell University, Inc. Series 2021 A (Baa2/NR)
1,115,000	5.000	10/01/2024	1,245,680
850,000	5.000	10/01/2025	979,998
760,000	5.000	10/01/2026	900,494
North Carolina Capital Facilities Finance Agency RB Refunding for Duke University Project Series 2014 B (Aa1/NR)(b)
35,000,000	5.000	04/01/2022	35,411,660
North Carolina Capital Facilities Finance Agency RB Refunding for High Point University Series 2021 (NR/A-)
220,000	3.000	05/01/2022	221,917
250,000	4.000	05/01/2023	261,872
190,000	4.000	05/01/2024	204,514
240,000	5.000	05/01/2025	272,882
275,000	5.000	05/01/2026	322,176

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Caromont Health Obligated Group Series 2021 B (NR/AA-)(a)(b)
$3,470,000	5.000%	02/01/2026	$ 4,075,268
North Carolina Municipal Power Agency No. 1 RB Refunding Series 2015 A (NR/A)
6,170,000	5.000	01/01/2025	6,979,848
North Carolina Turnpike Authority RB Series 2020 (NR/BBB)
98,060,000	5.000	02/01/2024	106,877,016
State of North Carolina RB for Grant Anticipation Revenue Vehicle Bonds Series 2021 (A2/AA)
3,000,000	5.000	03/01/2023	3,165,362
4,535,000	5.000	03/01/2024	4,990,259
3,935,000	5.000	03/01/2025	4,500,269
3,250,000	5.000	03/01/2026	3,840,185

			294,102,065

North Dakota – 0.2%
Cass County Joint Water Resource District GO Bonds Series 2021 A (Aa3/NR)
18,895,000	0.480	05/01/2024	18,903,939
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (Baa2/NR)
135,000	5.000	12/01/2023	146,620
125,000	5.000	12/01/2024	140,710
165,000	5.000	12/01/2025	191,633
225,000	5.000	12/01/2026	268,638
1,125,000	5.000	12/01/2027	1,372,115
City of Williston Airport RB Series 2018 (A+/NR)
1,815,000	5.000	11/01/2022	1,884,012
1,655,000	5.000	11/01/2023	1,789,366
2,000,000	4.000	11/01/2024	2,124,555
4,155,000	4.500	11/01/2026	4,442,553

			31,264,141

Ohio – 1.3%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (WR/NR)
125,000	5.000	11/15/2025	144,250
175,000	5.000	11/15/2026	207,765
American Municipal Power, Inc. RB for Hydroelectric Projects Series 2010 C (A1/A)
2,720,000	6.973	02/15/2024	3,046,919
American Municipal Power, Inc. RB Refunding for Combined Hydroelectric Project Series 2020 A (A1/A)
925,000	5.000	02/15/2025	1,054,293
American Municipal Power, Inc. RB Refunding for Prairie State Energy Campus Project Series 2019 B (A1/A)
3,180,000	5.000	02/15/2023	3,348,009
1,435,000	5.000	02/15/2024	1,574,288
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (NR/A)
6,000,000	1.630	06/01/2022	6,029,913
6,345,000	1.650	06/01/2023	6,411,683
5,935,000	1.709	06/01/2024	5,996,128

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (NR/A) – (continued)
$7,500,000	1.809%	06/01/2025	$ 7,559,818
City of Columbus Various Purpose Unlimited Tax Bonds Series 2018 A (Aaa/AAA)
5,000,000	5.000	04/01/2023	5,296,032
City of Columbus Various Purpose Unlimited Tax Bonds Series 2021 A (Aaa/AAA)
5,000,000	5.000	04/01/2025	5,733,777
Cleveland GO Bonds Series 2020 A (A1/AA+)
125,000	2.000	12/01/2022	127,058
260,000	3.000	12/01/2023	272,919
200,000	3.000	12/01/2024	214,287
380,000	3.000	12/01/2025	413,991
600,000	3.000	12/01/2026	663,816
County of Allen Adjustable Rate Hospital Facilities RB Series 2017B (A+/AA-)(a)(b)
5,000,000	5.000	05/05/2022	5,077,387
County of Cuyahoga OH RB Series 2017 (BBB-/Baa3)
3,000,000	5.000	02/15/2024	3,265,224
County of Hamilton Sales Tax Refunding Bonds Series 2021A (AA-/NR)
1,150,000	5.000	12/01/2025	1,347,262
County of Montgomery Ohio Hospital Facilities RB Refunding for Miami Valley Hospital Series 2019 A (Baa1/NR)
1,950,000	5.000	11/15/2024	2,182,691
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
1,750,000	5.000	02/15/2023	1,834,597
1,500,000	5.000	02/15/2025	1,690,259
Hamilton County Sewer System RB Refunding Series 2019 A (Aa2/AA+)
6,450,000	5.000	12/01/2024	7,302,647
Hillsdale Local School District COPS Series 2020 (BAM) (A2/AA)
675,000	4.000	12/01/2023	720,024
1,245,000	4.000	12/01/2024	1,366,029
1,120,000	4.000	12/01/2025	1,256,391
Kent State University Taxable Refunding RB Series 2020 B (Aa3/A+)
875,000	1.875	05/01/2023	887,289
875,000	1.960	05/01/2024	890,965
1,325,000	2.060	05/01/2025	1,352,748
Miami Oxford University RB Refunding Series 2020 A (Aa3/NR)
340,000	5.000	09/01/2022	350,921
575,000	5.000	09/01/2023	620,236
395,000	5.000	09/01/2024	442,989
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
1,075,000	2.875	02/01/2026	1,129,072
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,695,000	2.875	02/01/2026	2,830,556
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2005 A (AMT) (NR/BBB+) (PUTABLE)(a)(b)(c)
3,750,000	2.100	10/01/2024	3,877,004

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014D (BBB+/NR) (PUTABLE)(a)(b)(c)
$5,000,000	1.900%	10/01/2024	$ 5,144,358
Ohio Higher Educational Facility Commission RB for University of Dayton RMKT 08/04/06 Series 2003 B (FGIC) (A2/A+)(d)
155,000	3.720	12/01/2022	159,484
165,000	3.740	12/01/2023	174,338
Ohio Higher Educational Facility Commission RB for University of Dayton Series 2006 A (AMBAC) (A2/A+)(d)
710,000	3.720	12/01/2022	730,538
480,000	3.740	12/01/2023	507,165
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
425,000	5.000	05/01/2023	449,975
985,000	5.000	05/01/2024	1,083,404
650,000	5.000	05/01/2026	763,319
Ohio State GO Refunding Bonds for Higher Education Series 2014 B (Aa1/AA+)
7,485,000	5.000	08/01/2023	8,041,887
Ohio State Higher Education GO Bonds Series 2019 A (Aa1/AA+)
7,505,000	5.000	05/01/2027	9,193,736
Ohio State Highway Capital Improvement GO Bonds Series 2012 Q (Aa1/AAA)(b)
1,685,000	5.000	05/01/2022	1,711,732
Ohio State Infrastructure Improvement GO Bonds Series 2013 A (Aa1/AA+)
6,505,000	4.000	02/01/2030	6,637,796
Ohio State RB for University Hospitals Health System, Inc. Obligated Group Series 2020 B (A2/A)(a)(b)
5,335,000	5.000	01/15/2025	6,028,019
Ohio State RB Refunding for Adult Correctional Building Funds Series 2020 A (Aa2/AA)
4,000,000	1.592	10/01/2022	4,034,130
4,535,000	1.610	10/01/2023	4,595,068
3,625,000	1.678	10/01/2024	3,680,449
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (Baa1/NR)
140,000	5.000	11/15/2024	156,494
280,000	5.000	11/15/2025	322,545
Ohio State Water Development Authority RB for Waste Management, Inc. Project Series 2002 (NR/A-/A-2)
8,250,000	3.250	11/01/2022	8,431,677
Revere Local School District UT GO Facilities Improvement Bonds Series 2017 A (NR/NR)(b)
1,240,000	5.000	06/01/2022	1,264,578
State of Ohio Capital Facilities Lease Appropriate Bonds Series 2020A (AA/AA)
1,125,000	1.678	10/01/2024	1,142,208
State of Ohio Higher Educational Facility Revenue Refunding Bonds Series 2021B (AA-/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000	0.290	12/01/2026	4,399,998
State of Ohio Hospital RB Series 2018D (A/NR)(a)(b)
11,775,000	5.000	09/15/2023	12,677,980

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
State of Ohio Major New Infrastructure Project RB Series 2019-1 (AA/NR)
$1,000,000	5.000%	12/15/2022	$ 1,045,518
1,295,000	5.000	12/15/2023	1,412,047
Winton Woods City School District Board of Education Classroom Facilities UT GO Bonds Series 2017A (SD CRED PROG) (AA/NR)(b)
1,015,000	5.000	05/01/2022	1,031,038
1,790,000	5.000	05/01/2022	1,818,284

			173,157,002

Oklahoma – 0.7%
City of Tulsa GO Bonds Series 2020 (AA/NR)
5,300,000	5.000	03/01/2023	5,595,329
City of Tulsa GO Bonds Series 2021 (AA/NR)
9,300,000	1.000	11/01/2026	9,375,719
Cleveland County Educational Facilities Authority RB for Norman Public Schools Project Series 2019 (NR/A+)
2,005,000	5.000	06/01/2022	2,044,405
Independent School District Combined Purpose GO Bonds Series 2020B (AA/NR)
7,300,000	2.000	08/01/2024	7,590,572
Independent School District Combined Purpose GO Bonds Series 2021B (AA/NR)
13,125,000	1.000	09/01/2025	13,300,232
Independent School District GO Combined Purposed Bonds Series 2020 (AA+/NR)
7,700,000	2.000	03/01/2023	7,855,576
Independent School District GO Combined Purposed Bonds Series 2021 (AA+/NR)
8,840,000	1.250	06/01/2026	9,042,277
Oklahoma Capitol Improvement Authority State Facilities RB Series 2017B (AA-/AA-)
6,155,000	5.000	01/01/2025	6,982,548
Oklahoma County Independent School District Combined Purpose GO Bonds Series 2020A (AA/NR)
16,520,000	1.250	07/01/2024	16,856,807
Oklahoma Development Finance Authority Health System RB Series 2018B (BB+/NR)
525,000	5.000	08/15/2022	539,019
500,000	5.000	08/15/2023	534,121
500,000	5.000	08/15/2024	553,701
Oklahoma Development Finance Authority Limited Obligation RB Series 2020 (NR/NR)
17,390,000	1.625	07/06/2023	17,473,056
Oklahoma Turnpike Authority System Refunding Second Senior RB Series 2017 (AA-/AA-)
2,840,000	4.000	01/01/2023	2,947,686

			100,691,048

Oregon – 0.4%
City of Portland First Lien Water System Revenue & Refunding Bonds 2016 Series A (NR/NR)
2,130,000	5.000	04/01/2022	2,155,158

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
City of Portland Second Lien Sewer System RB 2020 Series A (AA/NR)
$6,370,000	5.000%	03/01/2024	$ 7,005,108
City of Portland Second Lien Water System Revenue Refunding Bonds 2020 Series A (NR/NR)
2,135,000	5.000	05/01/2024	2,363,492
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
385,000	5.000	03/01/2023	401,864
200,000	5.000	03/01/2024	215,607
200,000	5.000	03/01/2025	221,772
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series A (BBB+/NR)
400,000	5.000	10/01/2024	447,113
125,000	5.000	10/01/2026	148,939
Oregon Health & Science University RB Series 2019A (AA-/AA-)
850,000	5.000	07/01/2022	869,935
950,000	5.000	07/01/2023	1,015,031
Port of Portland International Airport RB Series 27B (A+/NR)
875,000	0.800	07/01/2022	875,647
1,100,000	1.000	07/01/2023	1,102,015
1,155,000	1.200	07/01/2024	1,152,937
1,000,000	1.300	07/01/2025	990,807
Portland Community College District GO Bonds Series 2013 (AA+/NR)(b)
6,930,000	5.000	06/15/2023	7,407,038
State of Oregon Business Development Commission Recovery Zone Facility Bonds Series 232 (A+/NR) (PUTABLE)(a)(b)(c)
13,050,000	2.400	08/14/2023	13,443,555
State of Oregon Department of Transportation Highway User Tax Revenue Senior Lien Refunding Bonds Series 2020B (AAA/AA+)
1,125,000	0.414	11/15/2023	1,115,277
1,520,000	0.566	11/15/2024	1,493,956
4,145,000	0.686	11/15/2025	4,039,940
State of Oregon GO Bonds 2021 Series H (AA+/AA+)
1,330,000	1.000	08/01/2026	1,353,367
Tualatin Hills Park & Recreation District GO Refunding Bonds Series 2021 (NR/NR)
2,280,000	5.000	06/01/2024	2,535,228
2,450,000	5.000	06/01/2025	2,829,006

			53,182,792

Pennsylvania – 4.0%
Abington School District GO Bonds Series 2017 (ST AID WITHHLDG)(NR/AA)
1,950,000	5.000	10/01/2022	2,018,830
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
3,170,000	5.000	04/01/2022	3,205,638
2,250,000	5.000	04/01/2023	2,377,409
4,000,000	5.000	04/01/2024	4,396,430
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A2/A)
1,935,000	5.000	07/15/2022	1,983,830

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Hospital Development Authority RB Refunding for UPMC Obligated Group Series 2019 A (A2/A) – (continued)
$1,510,000	5.000%	07/15/2023	$ 1,617,379
7,900,000	5.000	07/15/2025	9,107,492
Allentown City School District (NR/NR)
2,500,000	1.000	03/31/2022	2,500,000
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
545,000	5.000	10/01/2022	562,548
760,000	5.000	10/01/2023	816,466
City of Philadelphia Gas Works Revenue Refunding Bonds 13th Series (A/BBB+)
2,000,000	5.000	08/01/2030	2,292,302
City of Philadelphia Water & Wastewater RB & Revenue Refunding Bonds Series 2020A (A+/A+)
600,000	5.000	11/01/2025	701,963
605,000	5.000	11/01/2026	730,207
Coatesville School District GO Refunding Bonds Series 2017 (AGM ST AID WITHHLDG) (A1/AA)
1,025,000	5.000	08/01/2022	1,052,528
Coatesville School District GO Refunding Bonds Series 2017 (ETM) (AGM ST AID WITHHLDG) (A1/AA)
100,000	5.000	08/01/2022	102,774
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A1/A)
2,270,000	5.000	06/01/2023	2,417,400
1,720,000	5.000	06/01/2024	1,904,196
Commonwealth of Pennsylvania GO Bonds Series 2016 (A+/Aa3)
4,620,000	5.000	01/15/2022	4,626,868
Commonwealth of Pennsylvania GO Bonds First Series 2013 (A+/AA-)
23,100,000	4.000	04/01/2032	24,131,889
5,195,000	4.000	04/01/2033	5,426,702
Commonwealth of Pennsylvania GO Bonds First Series 2015 (A+/AA-)
6,500,000	5.000	03/15/2033	7,388,517
Commonwealth of Pennsylvania GO Bonds First Series 2020 (A+/AA-)
12,655,000	5.000	05/01/2026	15,009,273
Commonwealth of Pennsylvania GO Bonds First Series 2021 (A+AA-)
10,000,000	5.000	05/15/2025	11,495,957
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa3/A+)
7,975,000	5.000	08/15/2025	9,247,565
Commonwealth of Pennsylvania GO Bonds: First Series of 2016 & First Refunding Series of 2016 (A+/AA-)
6,635,000	5.000	09/15/2024	7,442,607
Commonwealth of Pennsylvania GO Refunding Bonds First Refunding Series 2017 (A+/AA-)
33,465,000	5.000	01/01/2023	35,044,749
55,075,000	5.000	01/01/2025	62,479,911
County of Beaver GO Refunding Bonds Series 2017 (BAM) (NR/AA)
1,000,000	5.000	04/15/2025	1,131,878
County of Lehigh Purpose Authority RB Refunding for Lehigh Valley Health Network Obligated Group Series 2019 A (A2/A+)
800,000	5.000	07/01/2022	819,004
925,000	5.000	07/01/2023	990,191
1,735,000	5.000	07/01/2024	1,928,248

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
County of Westmoreland GO Bonds Tax Exempt 2013 Series A (NR/NR)
$945,000	5.000%	12/01/2023	$ 1,005,236
55,000	5.000	12/01/2024	58,587
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (NR/A-)
2,150,000	2.074	11/01/2025	2,169,638
2,195,000	2.345	11/01/2026	2,229,759
Delaware County Authority RB Refunding for Neumann University Series 2020 (NR/BBB)
195,000	4.000	10/01/2022	199,672
235,000	5.000	10/01/2023	251,128
Delaware River Port Authority (NR/NR)
5,000,000	5.000	01/01/2022	5,000,000
Delaware Valley Regional Finance Authority RB Refunding Series 2020 B (A1/A+ NR)
35,250,000	5.000	11/01/2024	39,519,455
Geisinger Authority Health System RB Refunding for Geisinger Health System Series 2020 B (A1/AA-)(a)(b)
17,900,000	5.000	02/15/2027	21,303,658
General Authority of Southcentral Pennsylvania RB Series 2019B (NR/AA-)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.60%)
15,000,000	0.660	06/01/2024	15,075,779
Hospitals & Higher Education Facilities Authority of Philadelphia Hospital RB Series 2017 (BBB/BBB)
4,000,000	5.000	07/01/2022	4,091,599
1,750,000	5.000	07/01/2023	1,868,708
Lancaster County Hospital Authority RB Refunding for The University of Pennsylvania Health System Obligated Group Series 2016 B (Aa3/AA)
7,350,000	5.000	08/15/2026	8,806,675
Lancaster School District GO Refunding Bonds Series 2019 B (AGM ST AID WITHHLDG) (NR/AA)
540,000	4.000	06/01/2022	548,185
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (NR/A-)
640,000	4.000	11/01/2022	659,231
510,000	4.000	11/01/2023	542,541
735,000	4.000	11/01/2024	803,921
525,000	4.000	11/01/2025	589,890
570,000	4.000	11/01/2026	653,608
Lehigh County IDA Pollution Control Revenue Refunding Bonds Series 2016B (NON-AMT) (A/NR) (PUTABLE)(a)(b)(c)
9,000,000	1.800	08/15/2022	9,073,062
Lower Merion School District GO Bonds Series 2020 (ST AID WITHHLDG) (Aaa/NR)
5,980,000	5.000	11/15/2026	7,235,535
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
600,000	5.000	09/01/2022	618,908
550,000	5.000	09/01/2023	592,218
650,000	5.000	09/01/2024	723,833

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Municipal Authority of Westmoreland County Municipal Servce RB Series 2013 (A+/NR)(b)
$1,990,000	5.000%	08/15/2023	$ 2,140,358
Pennsylvania Economic Development Financing Authority (NR/NR)
365,000	3.000	01/01/2022	365,000
Pennsylvania Economic Development Financing Authority Pollution Control Revenue Refunding Bonds Series 2008 (NON-AMT) (A/NR)
25,180,000	0.400	10/01/2023	25,139,163
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
1,600,000	4.000	07/01/2030	1,817,248
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2009 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
14,680,000	0.950	12/01/2026	14,665,935
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2019A (A-/A-2/NR)(a)(b)
6,500,000	1.750	08/01/2024	6,654,065
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
7,440,000	1.100	11/02/2026	7,483,167
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB Series 2015 (BBB/NR)
1,800,000	5.000	12/31/2024	2,038,576
Pennsylvania Economic Development Financing Authority UPMC RB Series 2013A (A/A)
2,040,000	5.000	07/01/2038	2,171,741
Pennsylvania Economic Financing Development Authority Sewage Sludge Disposal Revenue Refunding Bonds Series 2020 (NR/BBB+)
370,000	3.000	01/01/2023	378,501
430,000	3.000	01/01/2024	448,183
505,000	3.000	01/01/2025	534,098
615,000	4.000	01/01/2026	683,550
Pennsylvania Higher Educational Facilities Authority Drexel University RB Series 2020A (AGM) (AA/NR)
400,000	5.000	05/01/2022	406,254
500,000	5.000	05/01/2023	530,964
300,000	5.000	05/01/2024	332,107
350,000	5.000	05/01/2025	401,812
Pennsylvania Higher Educational Facilities Authority Drexel University Revenue Refunding Bonds Series 2016 (A-/NR)
1,750,000	5.000	05/01/2032	2,052,689
4,380,000	5.000	05/01/2034	5,127,644
Pennsylvania Higher Educational Facilities Authority Health System RB Series 2016C (AA/NR)
3,595,000	5.000	08/15/2025	4,172,862
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System RB Series 2015 (AA/NR)
2,570,000	5.000	08/15/2025	2,983,103
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (Aa3/AA)
6,185,000	5.000	09/15/2025	7,202,115

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission Oil Franchise Tax Senior Revenue Refunding Bonds Series 2016A (NR/AA)
$1,000,000	5.000%	12/01/2022	$ 1,043,869
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
11,750,000	0.760	12/01/2023	11,804,687
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds Series 2017A-2 (NR/A+)
1,835,000	5.000	12/01/2024	2,074,721
3,040,000	5.000	12/01/2025	3,556,309
3,865,000	5.000	12/01/2026	4,651,672
5,240,000	5.000	12/01/2027	6,465,181
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Refunding Bonds Series 2016 (NR/A-)
8,375,000	5.000	06/01/2029	9,759,639
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Refunding Bonds Series 2020 (NR/A-)
895,000	2.013	12/01/2024	914,323
Pennsylvania Turnpike Commission Turpike RB Series 2020B (NR/A+)
475,000	5.000	12/01/2023	517,219
450,000	5.000	12/01/2024	508,787
350,000	5.000	12/01/2025	409,444
350,000	5.000	12/01/2026	421,238
Pennsylvania Turnpike Commission Turpike RB Series 2021B (A+/A+)
1,900,000	5.000	12/01/2025	2,222,693
1,350,000	5.000	12/01/2026	1,624,775
1,800,000	5.000	12/01/2027	2,220,864
Philadelphia Authority for Industrial Development University Refunding RB Series 2020C (A-/NR)
250,000	4.000	11/01/2022	257,596
535,000	4.000	11/01/2024	583,906
Philadelphia School District GO Bonds Series 2015A (ST AID WITHHLDG) (NR/A+)
2,415,000	5.000	09/01/2027	2,786,544
Philadelphia School District GO Bonds Series 2019A (ST AID WITHHLDG) (NR/A+)
645,000	5.000	09/01/2022	665,370
845,000	5.000	09/01/2023	909,861
Philadelphia School District GO Refunding Bonds Series 2020 (ST AID WITHHLDG) (NR/A+)
5,000,000	5.000	09/01/2022	5,157,904
8,000,000	5.000	09/01/2023	8,614,072
Pittsburgh Water & Sewer Authority System First Lien RB Series 2019A (A/NR)
250,000	5.000	09/01/2022	257,777
270,000	5.000	09/01/2023	290,631
Pittsburgh Water & Sewer Authority System First Lien RB Series 2019A (AGM) (AA/NR)
275,000	5.000	09/01/2024	307,244
Pittsburgh Water & Sewer Authority System First Lien Revenue Refunding Bonds Series 2017C (AGM) (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.65%)
11,605,000	0.710	12/01/2023	11,683,342

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Southeastern Pennsylvania Transportation Authority Capital Grant Receipts RB Series 2020 (AA-/NR)
$700,000	5.000%	06/01/2022	$ 713,904
1,000,000	5.000	06/01/2023	1,067,136
1,100,000	5.000	06/01/2024	1,218,921
1,310,000	5.000	06/01/2025	1,504,957
Sports And Exhibition Authority of Pittsburgh & Allegheny County Parking System RB Series 2017 (A/NR)
280,000	5.000	12/15/2022	291,842
Sports And Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax RB Series 2020 (AGM) (AA/NR)
1,785,000	4.000	02/01/2023	1,854,415
1,300,000	4.000	02/01/2025	1,434,136
1,930,000	5.000	02/01/2026	2,262,395
State of Pennsylvania GO Bonds Series 2015 (AGM-CR) (AA/NR)
5,000,000	5.000	08/15/2022	5,147,985
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (NR/BB-)
545,000	5.000	02/01/2022	546,390
1,400,000	5.000	02/01/2023	1,450,031
450,000	5.000	02/01/2024	482,042
Unionville Chads Ford School District GO Bonds Series 2016 (ST AID WITHHLDG) (NR/NR)
1,255,000	5.000	06/01/2024	1,392,599
Westmoreland County IDA Health System Tax Exempt RB Series 2020A (NR/NR)
300,000	4.000	07/01/2022	305,337
350,000	4.000	07/01/2023	368,274
450,000	4.000	07/01/2024	487,473
575,000	4.000	07/01/2025	639,445
625,000	4.000	07/01/2026	710,966
York Suburban School District GO Bonds Series 2019A (BAM ST AID WITHHLDG) (AA/NR)
1,075,000	4.000	02/15/2022	1,079,642
2,745,000	4.000	02/15/2023	2,858,254
2,070,000	4.000	02/15/2024	2,214,664

			544,041,188

Puerto Rico – 1.1%
Commonwealth of Puerto Rico GO Bonds Series 2002 (FGIC) (NR/WR)*
518,605	5.500	07/01/2017	510,178
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(d)
	(3M USD LIBOR + 0.52%)
54,710,000	0.664	07/01/2029	54,534,753
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 CC (AGM) (A2/AA)
25,000	5.250	07/01/2032	27,634
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2002 C-PSA (COMWLTH GTD) (COMWLTH GTD) (NR/NR)*
654,385	5.500	07/01/2016	707,554

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC ST GTD) (WR/NR)(a)
$1,000,000	10.000%	07/01/2035	$ 1,029,975
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (COMWLTH GTD) (COMWLTH GTD) (NR/NR)*
10,835,000	10.000	07/01/2034	12,785,300
Puerto Rico Public Finance Corp Bonds Series 2001E (AGC-ICC AGM-CR) (AA/NR)
4,010,000	6.000	08/01/2026	4,953,012
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(g)
21,568,000	0.000	07/01/2024	20,820,649
30,874,000	0.000	07/01/2027	28,546,551
15,126,000	0.000	07/01/2029	13,274,801
484,000	0.000	07/01/2031	393,757
732,000	0.000	07/01/2033	554,853
4,705,000	0.000	07/01/2046	1,598,898
3,833,000	0.000	07/01/2051	939,140
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	2,098,097
56,000	4.536	07/01/2053	63,266
747,000	4.784	07/01/2058	855,026
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
362,000	4.500	07/01/2034	395,740
183,000	4.550	07/01/2040	208,639
1,345,000	4.750	07/01/2053	1,536,765
3,400,000	5.000	07/01/2058	3,935,694

			149,770,282

Rhode Island – 0.1%
City of Providence GO Refunding Bonds 2021 Series A (BBB+/NR)
425,000	5.000	01/15/2023	443,658
400,000	5.000	01/15/2024	433,282
440,000	5.000	01/15/2025	492,642
450,000	5.000	01/15/2026	517,846
City of Providence RI GO Bonds Series 2021 (BBB+/NR)
320,000	5.000	01/15/2022	320,432
Narragansett Bay Commission Wastewater System RB Refunding Series 2020 A (NR/AA-)
790,000	1.440	09/01/2023	796,421
800,000	1.497	09/01/2024	805,945
Providence Public Buildings Authority RB 2017 Series A (AGM) (AA/NR)
1,165,000	5.000	09/15/2022	1,202,767
Rhode Island Health & Educational Building Corp Higher Education Facilities RB Series 2012 (AA+/NR)
4,970,000	5.000	09/01/2022	5,128,639
Rhode Island Health & Educational Building Corp Public Schools RB Financing Program Series 2017 A (MUN GOVT GTD) (NR/NR)
1,415,000	5.000	05/15/2022	1,439,856

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Health & Educational Building Corp Public Schools RB Financing Program Series 2021 D (BAM ST AID WITHHLDG) (AA/NR)
$1,500,000	5.000%	05/15/2024	$ 1,664,209
1,500,000	5.000	05/15/2025	1,727,655
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (NR/NR)
1,070,000	2.250	06/01/2041	1,128,745

			16,102,097

South Carolina – 1.4%
Berkeley County School District GO Unlimited Bonds Series 2014 A (SCSDE) (Aa1/AA)
4,950,000	3.000	03/01/2026	5,220,337
Charleston County School District GO Bonds Series 2018 (SCSDE)(Aa1/NR)
5,575,000	5.000	03/01/2022	5,618,173
4,015,000	5.000	03/01/2023	4,238,726
Piedmont Municipal Power Agency Electric RB Refunding Series 2021E (A-/A-)
1,630,000	5.000	01/01/2023	1,706,277
500,000	5.000	01/01/2024	545,223
1,205,000	5.000	01/01/2025	1,363,163
South Carolina Public Service Authority RB Series 2016 D (A2/A)
6,756,000	2.388	12/01/2023	6,943,761
South Carolina Public Service Authority Revenue Obligations 2021 Tax Exempt Improvement Series B (A/A-)
1,500,000	5.000	12/01/2024	1,695,491
South Carolina Public Service Authority Revenue Obligations Tax Exempt Refunding Series 2021A (A/A-)
800,000	5.000	12/01/2025	935,871
625,000	5.000	12/01/2026	753,215
South Carolina Public Service Authority Santee Cooper RB Refunding Series 2014 D (A2/A)
1,050,000	3.056	12/01/2023	1,092,419
South Carolina State Ports Authority RB Series 2015 (AMT) (A+/NR)(b)
7,000,000	5.250	07/01/2025	8,138,788
South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds Series 2021B (NR/A+)
18,540,000	5.000	10/01/2025	21,606,805
38,880,000	5.000	10/01/2026	46,787,764
44,450,000	5.000	10/01/2027	55,010,493
18,600,000	5.000	10/01/2028	23,616,450
Spartanburg Regional Health Services District Hospital RB Series 2020A (AGM) (AA/NR)
730,000	5.000	04/15/2023	773,258
835,000	5.000	04/15/2024	919,513
925,000	5.000	04/15/2025	1,055,706
1,010,000	5.000	04/15/2026	1,187,309
700,000	5.000	04/15/2027	845,923

			190,054,665

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Dakota – 0.0%
Rapid City Area School District No 51-4/SD (NR/NR)
$570,000	5.000%	01/01/2022	$ 570,000
South Dakota Health & Educational Facitlites Authority RB Series 2019A (AA-/NR)(a)(b)
3,700,000	5.000	07/01/2024	4,060,586

			4,630,586

Tennessee – 1.1%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2025	1,154,955
City of Memphis GO Bonds Series 2018 (Aa2/AA)
5,905,000	5.000	06/01/2028	6,989,022
City of Morristown GO Refunding Bonds Series 2021 A (NR/AA-)
2,495,000	2.000	03/01/2025	2,605,972
City of Murfreesboro GO Bonds Series 2018 (Aa1/AA)
2,400,000	5.000	06/01/2022	2,447,770
City of Murfreesboro GO Bonds Series 2021 (Aa1/AA)
4,440,000	5.000	06/01/2026	5,292,560
City of Pigeon Force Go Refunding Bonds Series 2021B (AA/NR)
4,600,000	5.000	06/01/2025	5,299,762
4,525,000	5.000	06/01/2026	5,383,001
Hamilton County GO Bonds Series 2018 A (Aaa/AAA)
7,860,000	5.000	04/01/2022	7,953,420
Knox County Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2017 (NR/BBB)
1,420,000	5.000	04/01/2022	1,435,683
Metropolitan Government Nashville & Davidson County Sports Authority RB for MLS Project Series 2020 (Aa3/AA)
500,000	1.030	08/01/2024	497,689
740,000	1.230	08/01/2025	735,224
Metropolitan Government of Nashville & Davidson County GO Bonds Series 2021 C (Aa2/AA)
22,380,000	5.000	01/01/2026	26,320,393
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2013 A (Aa2/AA)
9,625,000	5.000	01/01/2023	10,080,345
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2015 C (Aa2/AA)
5,500,000	5.000	07/01/2023	5,885,910
Metropolitan Government of Nashville & Davidson County GO Improvement Bonds Series 2018 (Aa2/AA)
22,625,000	5.000	07/01/2022	23,165,858
17,965,000	5.000	07/01/2023	19,225,523
Rutherford County GO School Bonds Series 2017 (AA+/NR)
3,070,000	5.000	04/01/2022	3,106,032
Tennergy Corp. RB for Gas Supply Revenue Series 2019 A (Aa2/NR)(a)(b)
7,700,000	5.000	10/01/2024	8,580,938

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Tennessee State School Bond Authority Higher Education Facilities Second Program Bonds 2015 Series B (ST INTERCEPT) (AA+/AA+)(b)
$5,470,000	5.000%	11/01/2025	$ 6,385,959

			142,546,016

Texas – 8.7%
Alamo Community College District GO Refunding Bonds Series 2017 (Aaa/AAA)
6,475,000	3.000	08/15/2022	6,589,242
Alamo Heights Independent School District GO Bonds Series 2020 B (PSF-GTD) (Aaa/NR)(a)(b)
11,000,000	2.000	02/01/2023	11,199,140
Alvin Independent School District GO Bonds RMKT 08/17/20 Series 2014 B (PSF-GTD) (Aaa/NR)(a)(b)
4,250,000	0.450	08/15/2023	4,256,279
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (NR/AAA)
350,000	5.000	08/15/2022	360,028
325,000	5.000	08/15/2023	348,871
325,000	5.000	08/15/2024	362,327
475,000	5.000	08/15/2025	547,839
Austin Convention Enterprises Inc (NR/NR)
465,000	5.000	01/01/2022	465,000
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (NR/B)
750,000	5.000	01/01/2023	769,729
Baytown Municipal Development District RB for Baytown Convention Center Hotel Series 2021 C (NR/AA-)
1,515,000	5.000	10/01/2039	1,945,612
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (Aa1/NR)
190,000	3.750	02/01/2035	194,067
Central Texas Regional Mobility Authority (NR/NR)
200,000	1.307	01/01/2022	200,000
75,000	5.000	01/01/2022	75,000
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A3/A-)
100,000	5.000	01/01/2023	104,618
120,000	5.000	01/01/2024	130,753
250,000	5.000	01/01/2025	282,575
240,000	5.000	01/01/2026	280,287
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 C (A3/A-)
600,000	1.345	01/01/2024	602,403
600,000	1.445	01/01/2025	600,237
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 D (Baa1/BBB+)
170,000	1.486	01/01/2023	170,814
1,000,000	1.645	01/01/2024	1,005,169
1,000,000	1.795	01/01/2025	1,004,464
Central Texas Regional Mobility Authority RB Series 2021 C (Baa1/BBB+)
5,500,000	5.000	01/01/2027	6,385,516

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Central Texas Regional Mobility Authority Senior Lien RB Series 2020 F (Baa1/BBB+)
$7,250,000	5.000%	01/01/2025	$ 8,015,106
City of Austin GO Bonds Refunding Series 2021 (Aa1/AAA)
6,695,000	5.000	09/01/2024	7,512,179
5,985,000	5.000	09/01/2025	6,964,768
City of Austin RB for Airport System Series 2019 B (AMT) (A1/A)
1,000,000	5.000	11/15/2023	1,086,330
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2021 (AA/AA-)
2,665,000	5.000	11/15/2024	3,012,228
8,290,000	5.000	11/15/2025	9,707,955
4,250,000	5.000	11/15/2026	5,137,771
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (NR/AA)
280,000	4.000	09/01/2023	293,383
305,000	4.000	09/01/2025	332,151
320,000	4.000	09/01/2026	353,592
335,000	4.000	09/01/2027	372,718
350,000	4.000	09/01/2028	391,037
City of Corpus Christi GO Refunding Bonds for Forward Delivery Series 2020 B (Aa2/AA)
1,325,000	5.000	03/01/2024	1,452,280
City of Dallas Go Refunding & Improvement Bonds Series 2021 (AA-/AA)
26,955,000	5.000	02/15/2025	30,668,717
City of Dallas Hotel Occupancy Tax Revenue Refunding Bonds Series 2021 (A/A+)
750,000	5.000	08/15/2023	806,098
2,000,000	5.000	08/15/2024	2,228,595
2,290,000	5.000	08/15/2025	2,641,163
3,000,000	5.000	08/15/2026	3,567,445
City of El Paso GO Bonds Series 2016 (NR/AA)
4,000,000	5.000	08/15/2042	4,736,644
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
135,000	4.000	08/15/2023	141,226
140,000	4.000	08/15/2024	149,806
City of Hackberry Special Assessment & Contract Revenue Road Refunding Bonds for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)(g)
280,000	0.000	09/01/2022	277,718
City of Hackberry Special Assessment & Contract Revenue Utility Refunding Bonds for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)(g)
405,000	0.000	09/01/2022	401,515
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(g)
70,000	0.000	09/01/2022	69,053
70,000	0.000	09/01/2023	67,517

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
$405,000	4.000%	09/01/2023	$ 426,488
City of Houston GO Bonds Refunding Series 2021 A (Aa3/NR)
1,500,000	5.000	03/01/2026	1,769,681
City of Houston RB Refunding for Airport System Subordinate Lien Series 2012 A (AMT) (NR/A)(b)
2,700,000	5.000	07/01/2022	2,763,050
City of Houston TX GO Bonds Series 2021 (NR/Aa3)
2,000,000	5.000	03/01/2025	2,282,553
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
65,000	5.000	08/15/2022	66,626
75,000	5.000	08/15/2023	79,755
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
290,000	3.000	09/15/2022	294,936
305,000	3.000	09/15/2023	316,558
310,000	3.000	09/15/2024	326,930
320,000	3.000	09/15/2025	341,669
City of Lubbock GO Bonds Series 2013 (Aa2/AA+)(b)
7,360,000	4.000	02/15/2023	7,671,717
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
285,000	4.000	09/15/2025	310,692
295,000	4.000	09/15/2026	325,449
305,000	4.000	09/15/2027	340,342
320,000	4.000	09/15/2028	360,401
340,000	4.000	09/15/2030	377,707
City of Pearland Permanent Improvement Refunding Bonds Series 2020 (NR/AA)
3,560,000	5.000	03/01/2026	4,187,202
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
110,000	2.500	09/01/2026	109,998
City of San Antonio Electric & Gas Systems Junior Lien RB Series 2013 (A+/WD)(b)
5,420,000	5.000	02/01/2023	5,699,723
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(a)(b)
27,875,000	1.750	12/01/2024	29,034,742
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(a)(b)
36,630,000	1.750	12/01/2024	37,980,750
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2018 (A+/AA-)(a)(b)
5,200,000	2.750	12/01/2022	5,314,769
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2020 (A+/AA-)(a)(b)
10,750,000	1.750	12/01/2025	11,232,373
City of San Antonio General Improvement & Refunding Bonds Series 2013 (AAA/AA+)(b)
3,175,000	5.000	02/01/2022	3,186,609

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of San Antonio Water System Junior Lien Revenue & Refunding Bonds Series 2015B (AA/AA)
$8,855,000	5.000%	05/15/2039	$ 10,055,572
City of San Antonio Water System Variable Rate Junior Lien RB Series 2013F (AA/NR)(a)(b)
20,000,000	1.000	11/01/2026	20,181,816
City of San Antonio Water System Variable Rate Junior Lien RB Series 2014B (AA/AA)(a)(b)
5,750,000	2.000	11/01/2022	5,830,046
City of San Antonio Water System Variable Rate Junior Lien RB Series 2019A (AA/AA)(a)(b)
15,000,000	2.625	05/01/2024	15,799,346
Clear Creek Independent School District GO Bonds RMKT 08/14/20 Series 2013 B (PSF-GTD) (NR/AAA)(a)(b)
15,000,000	0.500	08/15/2023	15,019,737
Clear Creek Independent School District GO Bonds RMKT 08/16/21 Series 2013 B (PSF-GTD) (NR/AAA)(a)(b)
5,000,000	0.280	08/15/2024	4,974,442
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
310,000	5.000	04/01/2023	327,794
400,000	5.000	04/01/2024	440,778
Corsicana Independent School District GO Bonds Series 2015 (PSF-GTD) (Aaa/NR)(b)
9,910,000	5.000	02/15/2025	11,296,103
County of Collin GO Refunding Bonds Series 2020 (Aaa/AAA)
560,000	0.867	02/15/2024	559,413
750,000	0.967	02/15/2025	745,682
County of Fort Bend GO Refunding Bonds Series 2015 B (Aa1/NR)
3,740,000	5.000	03/01/2023	3,947,952
County of Maverick GO Refunding Bonds Series 2016 (NR/NR)(b)(f)
14,885,000	7.000	03/01/2023	16,025,990
Dallas Area Rapid Transit RB Refunding Series 2020 B (Aa2/AA+)
1,200,000	5.000	12/01/2022	1,252,643
4,000,000	5.000	12/01/2023	4,356,332
Dallas Independent School District GO Bonds Series 2019 B (PSF-GTD) (Aaa/AAA)
11,365,000	5.000	02/15/2024	12,475,754
Dallas Independent School District GO Refunding Bonds Series 2021 A (PSF-GTD) (Aaa/AAA)
7,000,000	5.000	02/15/2025	7,980,775
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 D (AMT) (NR/A)
3,660,000	5.000	11/01/2023	3,969,752
Dallas-Fort Worth International Airport RB Refunding Series 2020 A (A1/A)
1,500,000	5.000	11/01/2023	1,628,962
2,135,000	5.000	11/01/2024	2,406,423
1,000,000	5.000	11/01/2025	1,166,210
5,270,000	5.000	11/01/2026	6,330,056
Dallas-Fort Worth International Airport RB Refunding Series 2020 B (A1/A)
3,000,000	5.000	11/01/2022	3,119,939
1,600,000	5.000	11/01/2023	1,737,560

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Dallas-Fort Worth International Airport RB Refunding Series 2020 B (A1/A) – (continued)
$2,000,000	5.000%	11/01/2024	$ 2,254,260
2,500,000	5.000	11/01/2025	2,915,526
Dallas-Fort Worth International Airport RB Refunding Series 2020 C (A1/A)
5,625,000	1.329	11/01/2025	5,602,774
Denton Independent School District Variable Rate UT School Building Bonds Series 2014-B (PSF-GTD) (AAA/AAA)(a)(b)
5,000,000	2.000	08/01/2024	5,193,787
Dickinson Independent School District GO Refunding Bonds RMKT 08/02/21 Series 2013 (PSF-GTD) (Aaa/AAA)(a)(b)
8,000,000	0.250	08/01/2023	7,977,028
Duncanville Independent School District GO Refunding Bonds Series 2020 (PSF-GTD) (Aaa/NR)
8,055,000	3.000	02/15/2025	8,699,146
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
400,000	5.000	09/15/2022	410,855
425,000	5.000	09/15/2023	451,685
450,000	5.000	09/15/2024	493,049
450,000	5.000	09/15/2025	506,696
620,000	5.000	09/15/2026	713,681
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (NR/AAA)(a)(b)
6,205,000	0.875	08/01/2025	6,315,892
Fort Bend Independent School District Variable Rate UT Refunding Bonds Series 2019A (PSF-GTD) (AAA/AAA)(a)(b)
4,150,000	1.950	08/01/2022	4,189,287
Georgetown Independent School District GO Bonds RMKT 08/01/20 Series 2016 B (PSF-GTD) (Aaa/AAA)(a)(b)
5,500,000	2.000	08/01/2023	5,636,869
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/14/20 Series 2014 B (PSF-GTD) (NR/AAA)(a)(b)
7,500,000	0.450	08/15/2022	7,512,703
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)(a)(b)
4,000,000	0.600	08/17/2026	3,952,094
Grand Parkway Transportation Corp System Toll RB Series 2013A-C (NR/AA)(b)
6,315,000	5.250	10/01/2023	6,854,844
1,850,000	5.000	10/01/2023	2,000,123
Grand Parkway Transportation Corp. RB Series 2013 (NR/BBB)
7,110,000	5.000	02/01/2023	7,458,747
Gulf Coast Industrial Development Authority RB for Exxon Mobil Corp. Series 2012 (Aa2/VMIG1/AA-/A-1+)(a)
21,900,000	0.010	11/01/2041	21,900,000
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
270,000	4.000	09/01/2022	276,316
300,000	4.000	09/01/2024	323,297
Harris County Cultural Education Facilities Corp Hospital RB Series 2019B Subseries 1 (A+/NR)(a)(b)
7,500,000	5.000	12/01/2022	7,800,509

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2014 A (A1/A+)
$4,230,000	5.000%	12/01/2024	$ 4,770,786
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A1/A+)(a)(b)
7,750,000	5.000	12/01/2024	8,729,530
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2020 (NR/A)
700,000	1.447	11/15/2022	704,164
1,000,000	1.593	11/15/2023	1,008,281
500,000	1.841	11/15/2024	505,938
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2019 A (A1/A+)
2,000,000	5.000	12/01/2022	2,087,362
2,500,000	5.000	12/01/2023	2,720,700
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-1 (A1/VMIG1/A+)(a)(b)
3,500,000	5.000	12/01/2022	3,649,882
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-2 (A1/A+)(a)(b)
3,000,000	5.000	12/01/2024	3,386,866
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Obligated Group Series 2020 C-3 (A1/A+)(a)(b)
2,200,000	5.000	12/01/2026	2,632,223
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A1/A+)(d)
	(SIFMA Municipal Swap Index Yield + 1.05%)
5,685,000	1.110	06/01/2024	5,768,396
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (Aa2/AA)(a)(b)
5,070,000	5.000	10/01/2024	5,693,736
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (A1/AA-)(a)(b)
8,940,000	0.900	05/15/2025	8,945,484
Harris County Flood Control District GO Bonds Series 2020 A (Aaa/NR)
1,500,000	4.000	10/01/2024	1,646,322
1,505,000	5.000	10/01/2025	1,752,123
Harris County GO Refunding Bonds Series 2014 A (Aaa/NR)
4,230,000	5.000	10/01/2025	4,764,009
Harris County GO Refunding Bonds Series 2015 A (Aaa/AAA)
2,160,000	5.000	10/01/2025	2,519,924

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(d)
(3M USD LIBOR + 0.67%)
$35,255,000	0.775%	08/15/2035	$ 35,105,057
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
90,000	3.000	09/01/2022	91,227
95,000	3.000	09/01/2023	98,430
Houston Airport System RB Refunding Series 2020 C (A1/A)
825,000	0.883	07/01/2022	826,837
4,580,000	1.054	07/01/2023	4,594,760
13,060,000	1.272	07/01/2024	13,094,848
Houston Airport System Subordinate Lien RB Refunding Series 2020 C (A1/A)
19,000,000	1.372	07/01/2025	18,961,561
9,570,000	1.716	07/01/2026	9,606,588
Houston Independent School District GO Bonds RMKT 06/01/21 Series 2013 B (PSF-GTD) (Aaa/AAA)(a)(b)
8,500,000	3.000	06/01/2024	9,022,917
Houston Independent School District Variable Rate LT Refunding Bonds Series 2012 (PSF-GTD) (AAA/NR) (PUTABLE)(a)(b)(c)
6,000,000	4.000	06/01/2023	6,305,407
Houston Independent School District Variable Rate LT Schoolhouse Bonds Series 2014A-1B (PSF-GTD) (AAA/NR)(a)(b)
10,000,000	4.000	06/01/2023	10,509,012
Hunt Memorial Hospital District Charitable Health GO Refunding Bonds Series 2020 (A2/BBB+)
250,000	5.000	02/15/2022	251,215
325,000	5.000	02/15/2023	340,152
275,000	5.000	02/15/2024	297,316
Kaufman County Fresh Water Supply District No. 1 Refunding for Road Series 2016 C (AGM) (NR/AA)
330,000	3.000	09/01/2022	335,839
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (PSF-GTD) (NR/NR)(b)(g)
18,135,000	0.000	08/15/2024	6,520,733
12,500,000	0.000	08/15/2024	3,985,151
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (Baa2/A-) (PUTABLE)(a)(b)(c)
3,375,000	0.900	09/01/2023	3,385,423
Metropolitan Transit Authority of Harris County Sales and Use Tax Contractual Obligations RB Series 2018 (Aa2/AAA)
3,020,000	5.000	11/01/2022	3,140,224
1,110,000	5.000	11/01/2023	1,204,580
New Caney Independent School District GO Bonds Series 2018 (PSF-GTD) (Aaa/NR)(a)(b)
4,725,000	1.250	08/15/2024	4,812,322
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (WR/NR)
855,000	4.000	04/01/2022	862,570
North East Independent School District Variable Rate LT Refunding Bonds Series 2017 (PSF-GTD) (NR/AAA)(a)(b)
5,000,000	2.375	08/01/2022	5,063,310

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Municipal Water District System Revenue Refunding Bonds Series 2021A (AAA/NR)
$7,910,000	5.000%	09/01/2027	$ 9,743,239
11,985,000	5.000	09/01/2028	15,115,378
North Texas Tollway Authority (NR/NR)
1,630,000	5.000	01/01/2022	1,630,000
7,845,000	5.000	01/01/2032	7,845,000
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
3,500,000	5.000	01/01/2025	3,967,220
2,000,000	5.000	01/01/2026	2,345,208
North Texas Tollway Authority RB Refunding for Second Tier Series 2015 A (A2/A)
1,315,000	5.000	01/01/2034	1,477,158
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
1,215,000	5.000	01/01/2024	1,271,575
North Texas Tollway Authority RB Refunding Series 2016 A (A1/A+)
15,760,000	5.000	01/01/2026	17,178,822
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A1/A+)
12,430,000	5.000	01/01/2025	13,554,236
North Texas Tollway Authority System RB Refunding First Tier Series 2016 A (A1/A+)
14,225,000	5.000	01/01/2025	15,541,400
North Texas Tollway System Authority RB Refunding Series 2015 A (A2/A)
2,605,000	5.000	01/01/2024	2,842,247
Northside Independent School District Variable Rate UT School Building Bonds Series 2020 (PSF-GTD) (NR/AAA)(a)(b)
32,150,000	0.700	06/01/2025	32,189,480
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(a)(b)
3,845,000	1.500	08/15/2024	3,938,952
Pflugerville Independent School District Variable Rate UT School Building Bonds Series 2019B (PSF-GTD) (AAA/NR)(a)(b)
7,500,000	2.500	08/15/2023	7,747,177
Port Arthur Independent School District UT School Building Bonds Series 2015A (PSF) (PSF-GTD) (NR/AAA)
1,700,000	5.000	02/15/2024	1,865,769
Round Rock Independent School District UT Refunding Bonds Series 2019B (NR/AAA)
2,485,000	4.000	08/01/2023	2,630,449
Southwest Houston Redevelopment Authority Tax Increment Contract RB Series 2020 (AGM) (AA/NR)
300,000	5.000	09/01/2025	341,601
State of Texas Refunding Bonds Series 2015 B (AAA/NR)
25,000,000	5.000	10/01/2036	28,873,513
State of Texas Toll Parkway Authority First Tier RB Series 2002-A (AMBAC) (A/A)(g)
6,950,000	0.000	08/15/2023	6,898,867
Tarrant County Cultural Education Facilities Finance Corp Hospital RB Taxable Series 2021 (AGM) (AA/NR)
450,000	0.923	09/01/2022	451,114

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corp Hospital RB Taxable Series 2021 (AGM) (AA/NR) – (continued)
$500,000	1.071%	09/01/2023	$ 501,118
700,000	1.356	09/01/2024	702,079
600,000	1.386	09/01/2025	598,433
Tarrant County Cultural Education Facilities Finance Corp Revenue Refunding Bonds Series 2018A (A+/NR)
1,795,000	5.000	07/01/2022	1,837,007
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(d)
(3M USD LIBOR + 0.70%)
8,385,000	0.836	12/15/2026	8,449,813
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%)
8,595,000	0.610	09/15/2027	8,705,425
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(d)
(3M USD LIBOR + 0.69%)
125,000,000	0.824	09/15/2027	125,795,950
Texas Municipal Gas Acqusition & Supply Corp Gas Supply Revenue Refunding Bonds Series 2021 (BBB+/NR)
780,000	5.000	12/15/2022	812,609
670,000	5.000	12/15/2023	725,225
735,000	5.000	12/15/2024	823,929
1,000,000	5.000	12/15/2025	1,156,059
10,280,000	5.000	12/15/2026	12,199,178
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (NR/NR)
300,000	5.000	05/01/2022	304,491
270,000	5.000	05/01/2023	285,978
350,000	5.000	05/01/2024	383,855
490,000	5.000	05/01/2025	554,717
520,000	5.000	05/01/2026	605,839
640,000	5.000	05/01/2027	764,388
Texas Transportation Commission GO Mobility Fund Refunding Bonds Series 2014 (AAA/AAA)(b)
16,635,000	5.000	04/01/2024	18,350,599
Texas Transportation Commission Highway Improvement GO Bonds Series 2014 (AAA/AAA)(b)
9,870,000	5.000	04/01/2024	10,887,912
Texas Transportation Commission Highway Improvement GO Bonds Series 2016 (AAA/AAA)
6,925,000	5.000	04/01/2022	7,006,621
10,500,000	5.000	04/01/2031	12,362,706
Texas Transportation Commission State Highway Fund First Tier RB Series 2016-B (AAA/NR)
46,000,000	0.560	04/01/2026	45,858,973
Texas Transportation Commission Turnpike System RB Second Tier Revenue Refunding Bonds Series 2015-C (A-/BBB+)
1,525,000	5.000	08/15/2028	1,700,913
Texas Water Development Board RB Series 2018B (AAA/AAA)
1,595,000	5.000	04/15/2024	1,763,357
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B (PSF-GTD) (AAA/NR)(a)(b)
4,700,000	0.260	08/15/2024	4,655,348

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B-1 (PSF-GTD) (AAA/NR)(a)(b)
$2,675,000	0.450%	08/15/2023	$ 2,672,505
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B-3 (PSF-GTD) (AAA/NR)(a)(b)
11,650,000	1.350	08/15/2022	11,734,031
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR) (NR/NR)(f)
245,000	2.375	09/01/2026	244,889
Travis County Water Control & Improvement District Steiner Ranch Defined Area UT Refunding Bonds Series 2020 (BAM) (AA/NR)
300,000	3.000	05/01/2022	302,614
325,000	3.000	05/01/2023	336,144
405,000	3.000	05/01/2024	427,287
305,000	4.000	05/01/2025	337,440
285,000	4.000	05/01/2026	322,489
University of Houston Board of Regents System Consolidated Revenue & Refunding Bonds Series 2017C (AA/NR)
6,355,000	5.000	02/15/2022	6,390,489
University of Texas Board of Regents System Revenue Financing Series 2017C (AAA/AAA)
10,620,000	5.000	08/15/2023	11,432,295
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
375,000	2.000	08/15/2022	377,864
260,000	2.000	08/15/2024	266,351
270,000	2.000	08/15/2026	275,631

			1,184,198,091

Utah – 0.3%
Alpine School District Board of Education GO Refunding Bonds Series 2021A (SCH BD GTY) (NR/AAA)
1,840,000	5.000	03/15/2024	2,028,739
Granite School District Board of Education GO Bonds Series 2020 (SCH BD GTY) (Aaa/NR)
4,660,000	5.000	06/01/2022	4,752,754
4,890,000	5.000	06/01/2023	5,219,015
5,135,000	5.000	06/01/2024	5,708,507
1,895,000	5.000	06/01/2025	2,186,057
University of Utah Board of Regents General Revenue Series 2015B (AA+/NR)
5,370,000	5.000	08/01/2023	5,767,760
University of Utah Board of Regents General Revenue Series 2016B-1 (AA+/NR)
2,415,000	5.000	08/01/2023	2,593,881
Utah County RB Series 2020B-1 (AA+/NR)(a)(b)
5,715,000	5.000	08/01/2024	6,377,934
Utah County RB Series 2020B-2 (AA+/NR)(a)(b)
6,000,000	5.000	08/01/2026	7,143,357
Washington County School District Board of Education Go Building & Refunding Bonds Series 2019 (SCH BD GTY) (NR/AAA)
2,510,000	5.000	03/01/2022	2,529,438

			44,307,442

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – 0.0%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (NR/NR)
$170,000	4.000%	10/01/2022	$ 169,934
Virgin Islands Public Finance Authority Revenue Refunding Bonds Series 2012A (AGM-CR) (AA/NR)
100,000	4.000	10/01/2022	102,102

			272,036

Virginia – 3.5%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (Baa2/BBB)
22,680,000	5.000	11/01/2023	24,512,676
City of Alexandria GO Refunding Bonds Series 2017 D (ST AID WITHHLDG) (Aaa/AAA)
355,000	5.000	07/01/2022	363,522
City of Chesapeake IDA Pollution Control Refunding RB Series 2008A (Non-Amt) (BBB+/A) (PUTABLE)(a)(b)(c)
2,250,000	1.900	06/01/2023	2,298,543
City of Harrisonburg GO Refunding Bonds Series 2021 A (ST AID WITHHLDG) (Aa2/AA+)
7,585,000	5.000	07/15/2024	8,472,821
3,850,000	5.000	07/15/2025	4,463,374
City of Salem Economic Development Authority Educational Facilities RB Series 2020 (BBB+/NR)
215,000	5.000	04/01/2022	217,268
250,000	5.000	04/01/2023	263,257
270,000	5.000	04/01/2024	294,222
270,000	5.000	04/01/2025	303,847
Commonwealth of Virginia GO Bonds Series 2020A (AAA/AAA)
4,515,000	4.000	06/01/2024	4,907,645
4,560,000	4.000	06/01/2025	5,101,394
4,360,000	4.000	06/01/2026	5,007,716
Commonwealth of Virginia Transportation Board Capital Projects RB Series 2012 (AA+/AA+)(b)
9,365,000	5.000	05/15/2022	9,530,686
Commonwealth of Virginia Transportation Board Capital Projects RB Series 2017 (AA+/AA+)
1,230,000	5.000	05/15/2022	1,251,836
Commonwealth of Virginia Transportation Board Grant Anticipation Revenue Notes Series 2013A (AA+/AA+)(b)
5,225,000	5.000	03/15/2023	5,524,612
Commonwealth of Virginia Transportation Board Revenue Refunding Bonds (AA+/AA+)
2,345,000	5.000	05/15/2023	2,497,982
County of Arlington GO Refunding Bonds 2020 B (ST AID WITHHLDG) (Aaa/AAA)
2,870,000	0.640	08/01/2024	2,847,941
County of Loudoun GO Refunding Bonds Series 2021 B (Aaa/AAA)
2,270,000	5.000	12/01/2024	2,572,200
2,250,000	5.000	12/01/2025	2,640,719
County of Spotsylvania Economic Development Authority Public Facilities Revenue Refunding Bonds Series 2021 (AA+/AA+)
2,935,000	5.000	06/01/2023	3,130,750
2,990,000	5.000	06/01/2024	3,321,646

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
County of Spotsylvania Economic Development Authority Public Facilities Revenue Refunding Bonds Series 2021 (AA+/AA+) – (continued)
$3,130,000	5.000%	06/01/2025	$ 3,609,593
Fairfax County GO Bonds for Virginia Public Improvement Series 2015 A (ST AID WITHHLDG) (Aaa/AAA)(b)
6,475,000	4.000	10/01/2024	7,119,327
Fairfax County GO Taxable Refunding Bonds Series 2020 B (ST AID WITHHLDG) (Aaa/AAA)
1,095,000	0.545	10/01/2024	1,082,444
2,830,000	0.645	10/01/2025	2,777,561
Fairfax County IDA Healthcare RB (AA+/NR)
5,770,000	4.000	05/15/2044	6,229,697
Halifax County Industrial Development Authority RB for Virginia Electric and Power Co. Series 2010 A (A2/BBB+) (PUTABLE)(a)(b)(c)
2,250,000	0.450	04/01/2022	2,250,977
Hampton Roads Transportation Accountability Commission RB Series 2019 A (Aa3/A+)
34,395,000	5.000	07/01/2022	35,215,493
Hampton Roads Transportation Accountability Commission RB Series 2021 A (Aa2/A+)
135,285,000	5.000	07/01/2026	161,421,210
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A1/NR)
8,365,000	2.000	11/01/2023	8,374,610
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (A2/BBB+) (PUTABLE)(a)(b)(c)
2,500,000	0.750	09/02/2025	2,507,786
Peninsula Ports Authority of Virginia Coal Terminal Revenue Refunding Bonds Series 2003 (BBB/NR) (PUTABLE)(a)(b)(c)
2,400,000	1.700	10/01/2022	2,424,045
Town of Louisa IDA Pollution Control Refunding RB Series 2008A (BBB+/A) (PUTABLE)(a)(b)(c)
1,325,000	1.900	06/01/2023	1,353,587
Town of Louisa IDA Pollution Control Refunding RB Series 2008C (BBB+/A) (PUTABLE)(a)(b)(c)
2,550,000	1.800	04/01/2022	2,559,415
University of Virginia Rector & Visitors General Revenue Pledge Refunding Bonds Series 2015A (AAA/AAA)
20,705,000	5.000	04/01/2045	23,401,847
Virginia College Building Authority Educational Facilities RB Series 2014A (AA+/AA+)(b)
7,880,000	4.000	02/01/2024	8,480,722
Virginia College Building Authority Educational Facilities RB Series 2021 (BBB-/NR)
175,000	5.000	06/01/2022	178,257
175,000	5.000	06/01/2023	185,979
250,000	5.000	06/01/2024	274,808
270,000	5.000	06/01/2025	306,357
340,000	5.000	06/01/2026	396,080
300,000	5.000	06/01/2027	357,445
Virginia Commonwealth Transportation Board RB Capital Project Series 2012 (Aa1/AA+)
810,000	4.000	05/15/2037	821,053

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
$4,500,000	1.400%	12/01/2023	$ 4,501,619
Virginia Housing Development Authority Rental Housing Bonds 2018 Series E-NON-AMT (AA+/NR)
5,660,000	2.500	12/01/2022	5,665,722
11,625,000	0.670	03/01/2025	11,625,953
Virginia Public Building Authority Public Facilities RB Series 2021A-1 (AA+/AA+)
6,375,000	5.000	08/01/2025	7,387,402
Virginia Small Business Financing Authority (NR/NR)
500,000	5.000	01/01/2022	500,000
Virginia Small Business Financing Authority RB Refunding National Senior Campuses, Inc. Obligated Group Series 2020 A (NR/NR)
500,000	5.000	01/01/2023	523,142
550,000	5.000	01/01/2024	599,170
700,000	5.000	01/01/2025	791,432
750,000	5.000	01/01/2026	876,218
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2017 (AMT) (NR/BBB-)
24,700,000	5.000	01/01/2040	24,873,031
Virginia Small Business Financing Authority Senior Lien RB for 95 Express Lanes LLC Project Series 2019 (AMT) (NR/BBB-)(b)
14,290,000	5.000	02/11/2022	14,336,855
Virginia Small Business Financing Authority Senior Lien RB Series 2012 (BBB-/BBB)
1,525,000	5.000	07/01/2034	1,535,681
4,500,000	5.000	01/01/2040	4,515,482
Virginia Small Business Financing Authority Senior Lien RB Series 2017 (BBB-/BBB)
15,000,000	5.000	07/01/2034	15,105,079
Wise County IDA Solid Waste & Sewage Disposal RB Series 2009A (BBB+/NR) (PUTABLE)(a)(b)(c)
12,500,000	0.750	09/02/2025	12,610,120
Wise County IDA Solid Waste & Sewage Disposal RB Series 2010A (NON-AMT) (BBB+/NR) (PUTABLE)(a)(b)(c)
6,805,000	1.200	05/31/2024	6,916,123
York County Economic Development Authority Pollution Control Refunding RB Series 2009A (NON-AMT) (BBB+/A) (PUTABLE)(a)(b)(c)
4,250,000	1.900	06/01/2023	4,341,693

			477,557,672

Washington – 1.3%
City of Seattle LT GO Improvement & Refunding Bonds (AAA/AAA)
2,495,000	5.000	12/01/2026	3,022,943
City of Seattle Municipal Light & Power Refunding RB 2021 Series B (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000	0.310	11/01/2026	10,084,083
King County Housing Authority RB Refunding Series 2020 (NR/AA)
250,000	3.000	06/01/2022	252,718
200,000	3.000	06/01/2023	206,943
225,000	3.000	06/01/2024	237,450

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
King County Housing Authority RB Refunding Series 2020 (NR/AA) – (continued)
$280,000	3.000%	06/01/2025	$ 300,440
King County Junior Lien Sewer RB Refunding Series 2020 A (Aa2/AA)(a)(b)
15,845,000	0.625	01/01/2024	15,869,007
King County Junior Lien Sewer Revenue Refunding Bonds 2021 Series A (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000	0.290	01/01/2027	11,249,994
King County Sewer RB Refunding Series 2016 B (Aa1/AA+)
5,710,000	5.000	07/01/2025	6,602,083
King County Sewer RB Series 2014 A (AGM) (Aa1/AA+)
29,000,000	5.000	01/01/2047	31,812,501
Port of Seattle Intermediate Lien RB Series 2015A (NON-AMT) (A+/AA-)
1,975,000	5.000	04/01/2040	2,191,632
Port of Seattle LT GO Refunding Bonds Series 2015 (AA-/AA-)
5,000,000	5.000	06/01/2027	5,549,480
State of Washington Certificates of Participation Series 2019D (NR/NR)
3,935,000	5.000	07/01/2024	4,377,446
1,000,000	5.000	07/01/2026	1,190,258
State of Washington Motor Vehicle Fuel Tax GO Bonds Series 2021E (AA+/AA+)
5,360,000	5.000	06/01/2024	5,953,152
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2013B (AA+/AA+)
5,000,000	5.000	07/01/2024	5,118,771
State of Washington Various Purpose GO Refunding Bonds Series R-2013C (AA+/AA+)
6,500,000	5.000	07/01/2025	6,954,052
State of Washington Various Purpose GO Refunding Bonds Series R-2015E (AA+/AA+)
8,000,000	5.000	07/01/2030	9,037,295
University of Washington General Revenue Bonds Series 2019A (AA+/NR)(a)(b)
15,000,000	5.000	05/01/2022	15,118,914
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 B-3 (Baa1/A-)(a)(b)
5,000,000	5.000	08/01/2026	5,830,293
Washington Healthcare Facilities Authority RB Series 2017B (AA-/AA-)
1,315,000	5.000	08/15/2025	1,524,321
Washington Healthcare Facilities Authority RB Series 2019A-1 (A-/BBB+)
1,300,000	5.000	08/01/2025	1,501,442
Washington Healthcare Facilities Authority RB Series 2019A-2 (A-/BBB+)
3,260,000	5.000	08/01/2025	3,765,154
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+)(a)(b)
12,295,000	5.000	08/01/2024	13,423,431

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington Healthcare Facilities Authority RB Series 2019B-2 (A-/BBB+)(a)(b)
$9,165,000	5.000%	08/01/2025	$ 10,363,102

			171,536,905

Washington DC – 1.0%
District of Columbia GO Bonds Series 2021D (AA+/AA+)
350,000	4.000	02/01/2024	376,757
5,200,000	4.000	02/01/2025	5,770,210
2,150,000	4.000	02/01/2026	2,451,755
District of Columbia GO Refunding Bonds Series 2021E (AA+/AA+)
5,000,000	5.000	02/01/2023	5,258,606
9,450,000	5.000	02/01/2024	10,367,780
17,315,000	5.000	02/01/2025	19,747,974
15,580,000	5.000	02/01/2026	18,394,128
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
200,000	5.000	07/01/2023	213,040
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
350,000	1.438	04/01/2022	350,933
520,000	1.558	04/01/2023	525,133
560,000	1.667	04/01/2024	567,000
735,000	1.817	04/01/2025	745,657
800,000	2.136	04/01/2026	818,348
District of Columbia RB Refunding Series 2019 A (Aa1/AAA)
5,000,000	5.000	03/01/2024	5,504,223
District of Columbia RB Refunding Series 2019 C (Aa1/AAA)
10,000,000	5.000	10/01/2022	10,359,089
15,745,000	5.000	10/01/2023	17,039,949
Metropolitan Washington Airports Authority RB Refunding Series 2014 A (AMT) (Aa3/A+)
3,890,000	5.000	10/01/2044	4,320,043
Metropolitan Washington Airports Authority RB Refunding Series 2017 A (AMT) (Aa3/A+)
2,305,000	5.000	10/01/2026	2,746,436
Metropolitan Washington Airports Authority RB Refunding Series 2019 A (AMT) (Aa3/A+)
4,750,000	5.000	10/01/2025	5,491,682
Metropolitan Washington Airports Authority RB Refunding Series 2021 A (AMT) (Aa3/A+)
1,485,000	5.000	10/01/2022	1,537,417
2,100,000	5.000	10/01/2023	2,269,259
3,275,000	5.000	10/01/2024	3,660,738
6,820,000	5.000	10/01/2025	7,884,899
12,505,000	5.000	10/01/2026	14,899,862

			141,300,918

West Virginia – 0.6%
State of West Virginia GO Bonds Series 2019 (AA-/Aa2)
8,640,000	5.000	06/01/2025	9,957,509
8,860,000	5.000	12/01/2025	10,387,286
State of West Virginia GO State Road Bonds Series 2019 A (AA-/AA)
7,830,000	5.000	06/01/2023	8,355,676

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2009A (A-/NR) (PUTABLE)(a)(b)(c)
$2,900,000	2.625%	06/01/2022	$ 2,926,545
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2010A (A-/A-) (PUTABLE)(a)(b)(c)
4,645,000	0.625	12/15/2025	4,602,937
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2011A (A-/A-) (PUTABLE)(a)(b)(c)
5,650,000	1.000	09/01/2025	5,689,317
West Virginia Hospital Finance Authority (NR/NR)
540,000	5.000	01/01/2022	540,000
West Virginia Hospital Finance Authority Hospital Refunding & Improvement RB 2018 Series A (BBB+/NR)
550,000	5.000	01/01/2023	574,332
West Virginia University Board of Governors Refunding RB 2020 Series A (NR/AA-)
8,895,000	1.365	10/01/2022	8,956,626
10,495,000	1.391	10/01/2023	10,592,540
19,755,000	1.449	10/01/2024	19,887,285

			82,470,053

Wisconsin – 1.8%
City of Milwaukee GO Bonds Series 2021 N3 (NR/A)
12,520,000	5.000	04/01/2025	14,283,319
City of Milwaukee GO Refunding Bonds Series 2017 (NR/A)
6,045,000	5.000	04/01/2023	6,398,218
City of Milwaukee GO Refunding Bonds Series 2018 (NR/A)
12,770,000	5.000	02/01/2023	13,419,095
City of New Berlin GO Refunding Bonds Series 2021 A (Aaa/NR)
1,260,000	5.000	06/01/2026	1,499,518
County of Dane GO Bonds Series 2019 A (NR/AAA)
2,165,000	2.000	06/01/2022	2,181,588
County of Dane GO Bonds Series 2020 A (NR/AAA)
5,935,000	0.050	04/01/2022	5,934,141
5,935,000	0.050	04/01/2023	5,920,867
4,950,000	2.000	04/01/2024	5,132,726
3,290,000	2.000	04/01/2026	3,479,293
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (A+/A+)
325,000	5.000	06/01/2023	346,342
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (A+/A+)
350,000	5.000	06/01/2024	387,749
Public Finance Authority (NR/NR)
200,000	5.000	01/01/2022	200,000
Public Finance Authority Healthcare Facilities Revenue & Refunding RB Series 2020A (A/NR)
300,000	5.000	01/01/2023	313,885
300,000	5.000	01/01/2024	326,444
300,000	5.000	01/01/2025	338,612
Public Finance Authority Hospital RB Series 2020A (A+/A+)
300,000	5.000	06/01/2022	305,834

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Hospital RB Series 2020A (A+/A+) – (continued)
$375,000	5.000%	06/01/2025	$ 430,534
300,000	5.000	06/01/2026	355,446
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,925,000	4.000	01/01/2026	2,132,083
2,000,000	4.000	01/01/2027	2,253,977
1,720,000	4.000	01/01/2028	1,958,117
1,790,000	4.000	01/01/2029	2,039,303
Public Finance Authority Student Housing RB Series 2020A (AGM) (AA/NR)
160,000	4.000	07/01/2024	173,075
265,000	4.000	07/01/2025	294,313
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR)(g)
10,091,000	0.000	12/15/2027	7,923,577
State of Wisconsin Environmental Improvement Fund RB 2018 Series A (AAA/AAA)
7,905,000	5.000	06/01/2022	8,062,674
State of Wisconsin General Fund Annual Appropriation Refunding Bonds 2020 Series A (NR/AA)
775,000	1.720	05/01/2022	778,547
820,000	1.749	05/01/2023	831,138
State of Wisconsin GO Bonds 2014 Series A (AA+/AA+)(b)
11,145,000	5.000	05/01/2022	11,321,810
State of Wisconsin GO Bonds 2015 Series A (AA+/AA+)(b)
5,170,000	5.000	05/01/2023	5,496,597
16,330,000	5.000	05/01/2023	17,361,590
19,360,000	5.000	05/01/2023	20,583,000
State of Wisconsin GO Bonds 2015 Series C (AA+/AA+)(b)
5,000,000	5.000	05/01/2024	5,532,893
State of Wisconsin GO Bonds 2016 Series 2 (AA+/AA+)
4,210,000	5.000	11/01/2024	4,752,842
State of Wisconsin GO Bonds 2016 Series A (AA+/AA+)
5,000,000	5.000	05/01/2033	5,720,541
5,000,000	5.000	05/01/2034	5,713,423
State of Wisconsin GO Bonds 2017 Series 2 (AA+/AA+)
4,405,000	5.000	11/01/2024	4,972,985
State of Wisconsin GO Bonds 2018 Series A (AA+/AA+)
9,495,000	5.000	05/01/2023	10,096,125
State of Wisconsin GO Bonds 2020 Series B (AA+/NR)
9,815,000	5.000	05/01/2024	10,867,844
State of Wisconsin GO Bonds 2021 Series 1 (AA+/NR)
5,000,000	5.000	05/01/2026	5,941,956
Western Technical College District GO Refunding Bonds Series 2017G (AA+/NR)
1,685,000	5.000	04/01/2023	1,785,199
Wisconsin Health & Educational Facilities Authority RB Series 2013B-5 (AA+/A-1+/AA+/F1+)(a)(b)
7,165,000	5.000	12/03/2024	8,084,821
Wisconsin Health & Educational Facilities Authority RB Series 2018C-1 (AA/AA)(a)(b)
4,250,000	5.000	07/29/2026	5,066,319

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Series 2018C-4 (AA/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.65%)
$4,000,000	0.710%	07/31/2024	$4,032,644
Wisconsin Health & Educational Facilities Authority RB Series 2020 for Hmong American Peace Academy (BBB/NR)
115,000	4.000	03/15/2022	115,707
115,000	4.000	03/15/2023	119,168
120,000	4.000	03/15/2024	127,097
125,000	4.000	03/15/2025	135,325
Wisconsin Health & Educational Facilities Authority RB Series 2020 for Lawrence Univerity Of Wisconsin (NR/NR)
285,000	4.000	02/01/2022	285,624
Wisconsin Health & Educational Facilities Authority RB Series 2020B-1 (A-/A-)(a)(b)
8,500,000	5.000	02/15/2025	9,459,774
Wisconsin Health & Educational Facilities Authority Series 2019A RB (AA+/AA+)
930,000	5.000	11/15/2022	968,577
4,455,000	5.000	11/15/2023	4,843,092
Wisconsin Health & Educational Facilities RB Series 2020 (NR/NR)
290,000	4.000	02/01/2023	298,861
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.15%)
6,755,000	0.210	12/02/2024	6,755,026

			238,139,255

Wyoming – 0.1%
University of Wyoming RB Series 2021 (AA-/Aa3)
2,000,000	5.000	06/01/2025	2,303,510
University of Wyoming Trustees Facilities RB Series 2021C (AA-/NR)
2,000,000	5.000	06/01/2026	2,378,266
2,220,000	5.000	06/01/2027	2,711,263

			7,393,039

TOTAL MUNICIPAL BONDS (Cost $12,543,119,012)			$12,679,213,320

Corporate Bonds – 0.1%
Commercial Services – 0.1%
Emory University Series (AA/Aa2)
$9,000,000	1.566%	09/01/25	$8,953,646
Howard University Series (AA/NR)
2,030,000	2.416	10/01/24	2,069,174
Howard University Series (BBB-/NR)
1,500,000	2.738	10/01/22	1,509,264
1,500,000	2.801	10/01/23	1,533,295

			14,065,379

Entertainment – 0.0%
Smithsonian Institution Series (AAA/Aaa)
825,000	0.895	09/01/22	824,664
800,000	0.974	09/01/23	791,782

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Entertainment – (continued)
Smithsonian Institution Series (AAA/Aaa) – (continued)
$1,000,000	1.118%	09/01/24	$994,093
1,000,000	1.218	09/01/25	987,347

			3,597,886

TOTAL CORPORATE BONDS (Cost $17,856,382)			$17,663,265

U.S. Treasury Obligations – 3.6%
United States Treasury Note/Bond Series (NR/Aaa)
$50,000,000	0.375%	04/15/24	$49,500,000
100,000,000	0.375	07/15/24	98,765,625
100,000,000	0.750	11/15/24	99,460,938
50,000,000	0.375	01/31/26	48,390,625
25,000,000	0.750	03/31/26	24,531,250
50,000,000	0.750	05/31/26	48,992,188

			369,640,626

United States Treasury Note/Bond Series (NR/NR)
125,000,000	1.125	10/31/26	124,228,516

TOTAL U.S. TREASURY OBLIGATIONS (Cost $498,654,654)			$493,869,142

TOTAL INVESTMENTS – 97.1% (Cost $13,059,630,048)			$13,190,745,727

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%			388,668,620

NET ASSETS – 100.0%			$13,579,414,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2021. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on December 31, 2021.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2021.

(e)	When-issued security.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Zero coupon bond until next reset date.

Security ratings disclosed, if any, are issued by either
Standard & Poor’s, Moody’s Investor Service or Fitch and
are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
COMWLTH	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
MUN GOVT GTD	— Municipal Government Guaranteed NATL
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FED	— School Board Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONYMA	— State of New York Mortgage Agency
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
ST GTD	— State Guaranteed
USD	— United States Dollar
UT	— Unlimited Tax
UPMC	— University of Pittsburgh Medical Center
WR	— Withdrawn Rating

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2021, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.942%	JPMorgan Chase Bank NA	03/20/2023	USD 10,000	$94,177	$(60,220)	$154,397
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.942	Bank of America NA	03/20/2023	5,000	47,089	(30,109)	77,198

TOTAL						$141,266	$(90,329)	$231,595

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2021:

DYNAMIC MUNICIPAL INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$10,952,921,146	$—
Corporate Bonds	—	19,436,971	30,260,717
U.S. Treasury Obligations	99,402,344	—	—

Total	$99,402,344	$10,972,358,117	$30,260,717

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$30,879	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(7,382,785)	$—	$—

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD MUNICIPAL FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$11,770,306,067	$—
Corporate Bonds	—	26,564,372	55,541,951

Total	$—	$11,796,870,439	$55,541,951

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$900,995	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(8,262,560)	$—	$—

MUNICIPAL INCOME COMPLETION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$197,252,424	$—
Corporate Bonds	—	—	1,213,494

Total	$—	$197,252,424	$1,213,494

Derivative Type

Liabilities(a)
Futures Contracts	$(195,477)	$—	$—

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION TAX-FREE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$12,679,213,320	$—
Corporate Bonds	—	17,663,265	—
U.S. Treasury Obligations	493,869,142	—	—

Total	$493,869,142	$12,696,876,585	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$231,595	$—

(a)	Amount shown represents unrealized gain at period end.

(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.